UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09903

BNY Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	11/30/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund
November 30, 2017 (Unaudited)

	Principal
Description	Amount ($)	Value ($)
Bonds and Notes - 13.5%
Commercial Mortgage Pass-Through Ctfs. - .2%
UBS Commercial Mortgage Trust, Ser.
2012-C1, Cl. A3, 3.40%, 5/10/45	274,816	282,870
WFRBS Commercial Mortgage Trust, Ser.
2013-C12, Cl. A4, 3.20%, 3/15/48	315,000	321,376
WFRBS Commercial Mortgage Trust, Ser.
2013-C13, Cl. A4, 3.00%, 5/15/45	540,000	545,024
		1,149,270
Consumer Discretionary - .7%
21st Century Fox America, Gtd. Notes,
6.15%, 3/1/37	265,000	326,108
Amazon. com, Sr. Unscd. Notes, 2.50%,
11/29/22	435,000	435,755
Comcast, Gtd. Notes, 2.75%, 3/1/23	625,000	626,655
eBay, Sr. Unscd. Notes, 2.60%, 7/15/22	385,000	382,788
Ford Motor Credit, Sr. Unscd. Notes,
3.22%, 1/9/22	325,000	328,718
General Motors Financial, Gtd. Notes,
3.20%, 7/6/21	210,000	212,668
Scripps Networks Interactive, Sr. Unscd.
Notes, 2.80%, 6/15/20	345,000	345,779
Time Warner, Gtd. Notes, 4.00%, 1/15/22	470,000	490,436
Toyota Motor Credit, Sr. Unscd. Notes,
2.15%, 3/12/20	300,000	300,048
		3,448,955
Consumer Staples - .2%
Anheuser-Busch InBev Finance, Gtd.
Notes, 4.90%, 2/1/46	375,000	424,276
CVS Health, Sr. Unscd. Notes, 4.88%,
7/20/35	200,000	214,388
PepsiCo, Sr. Unscd. Notes, 4.50%,
1/15/20	375,000	393,931
		1,032,595
Energy - .4%
Apache, Sr. Unscd. Notes, 3.25%, 4/15/22	265,000	267,428
BP Capital Markets, Gtd. Notes, 4.75%,
3/10/19	255,000	263,550
Enterprise Products Operating, Gtd.
Notes, 2.55%, 10/15/19	200,000	200,793
Exxon Mobil, Sr. Unscd. Notes, 1.71%,
3/1/19	260,000	259,633

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Description	Amount ($)		Value ($)
Bonds and Notes - 13.5% (continued)
Energy - .4% (continued)
Sabine Pass Liquefaction, Sr. Scd. Notes,
5.75%, 5/15/24	200,000		222,151
Spectra Energy Partners, Sr. Unscd.
Notes, 3.50%, 3/15/25	195,000		195,467
Sunoco Logistics Partners Operations,
4.00%, 10/1/27	190,000		187,259
Williams Partners, Sr. Unscd. Notes,
4.30%, 3/4/24	225,000		236,109
			1,832,390
Financials - 1.9%
AerCap Ireland Capital, Gtd. Notes, 4.50%,
5/15/21	680,000		714,493
Bank of America, Sr. Unscd. Notes, Ser. L,
2.60%, 1/15/19	645,000		648,716
Bank of America, Sub. Notes, Ser. L,
3.95%, 4/21/25	590,000		607,125
Barclays, Sub. Notes, 5.20%, 5/12/26	255,000		272,835
Citigroup, Sub. Notes, 4.45%, 9/29/27	800,000		841,418
Citizens Financial Group, Sub. Notes,
4.15%, 9/28/22	545,000	[a]	564,843
Cooperatieve Rabobank, Gtd. Notes,
4.50%, 1/11/21	530,000		563,437
GE Capital International Funding, Gtd.
Notes, 2.34%, 11/15/20	410,000		408,894
Goldman Sachs Group, Sub. Notes, 6.75%,
10/1/37	530,000		700,170
HSBC Finance, Sub. Notes, 6.68%,
1/15/21	186,000		207,744
Intercontinental Exchange, Gtd. Notes,
2.75%, 12/1/20	410,000		416,149
JPMorgan Chase & Co., Sub. Notes, 3.38%,
5/1/23	425,000		432,833
MetLife, Sr. Unscd. Notes, 7.72%,
2/15/19	345,000		368,303
Morgan Stanley, Sub. Notes, 4.88%,
11/1/22	735,000		792,252
Royal Bank of Scotland Group, Sub.
Bonds, 6.13%, 12/15/22	240,000		264,871
Societe Generale, Sub. Notes, 4.75%,
11/24/25	510,000	[a]	535,389
Total System Services, Sr. Unscd. Notes,
4.80%, 4/1/26	350,000		380,027
Wells Fargo & Co., Sr. Unscd. Notes,
2.63%, 7/22/22	225,000		223,454
Wells Fargo & Co., Sub. Notes, 4.90%,
11/17/45	405,000		449,637
			9,392,590

	Principal
Description	Amount ($)		Value ($)
Bonds and Notes - 13.5% (continued)
Foreign/Governmental - .2%
Petroleos Mexicanos, Gtd. Notes, 4.88%,
1/24/22	550,000		576,395
Province of Ontario Canada, Sr. Unscd.
Bonds, 4.00%, 10/7/19	330,000		341,447
			917,842
Health Care - .3%
AbbVie, Sr. Unscd. Notes, 2.90%, 11/6/22	325,000		325,296
Amgen, Sr. Unscd. Notes, 5.65%, 6/15/42	325,000		396,119
Biogen, Sr. Unscd. Notes, 2.90%, 9/15/20	345,000		350,108
Celgene, Sr. Unscd. Notes, 2.88%,
8/15/20	265,000		267,636
			1,339,159
Industrials - .5%
ABB Finance USA, Gtd. Notes, 2.88%,
5/8/22	505,000		512,726
American Airlines, Bonds, Ser. 2015-1 Cl.
A, 3.38%, 11/1/28	307,529		309,259
Burlington Northern Santa Fe, Sr. Unscd.
Debs., 3.45%, 9/15/21	430,000		446,015
General Electric, Jr. Sub. Debs., Ser. D, 3
Month LIBOR + 3.33%, 5.00%,
12/31/49	295,000	[b]	302,006
General Electric, Sub. Notes, 5.30%,
2/11/21	142,000		153,567
Northrop Grumman, Sr. Unscd. Notes,
2.08%, 10/15/20	230,000		228,239
Tech Data, Sr. Unscd. Notes, 4.95%,
2/15/27	345,000		362,171
			2,313,983
Information Technology - .7%
Adobe Systems, Sr. Unscd. Notes, 3.25%,
2/1/25	305,000		312,916
Apple, Sr. Unscd. Notes, 4.38%, 5/13/45	300,000		330,145
Arrow Electronics, Sr. Unscd. Notes,
3.50%, 4/1/22	385,000		389,724
Dell International, Sr. Scd. Notes, 6.02%,
6/15/26	375,000	[a]	412,617
Fidelity National Information Services,
Gtd. Notes, 3.88%, 6/5/24	126,000		130,612
Intel, Sr. Unscd. Notes, 2.70%, 12/15/22	290,000		292,011
Intel, Sr. Unscd. Notes, 4.90%, 7/29/45	415,000		499,176
Microsoft, Sr. Unscd. Notes, 3.75%,
2/12/45	440,000		450,560
Oracle, Sr. Unscd. Notes, 2.50%, 5/15/22	570,000		571,144
			3,388,905

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Description	Amount ($)	Value ($)
Bonds and Notes - 13.5% (continued)
Materials - .1%
Eastman Chemical, Sr. Unscd. Notes,
3.60%, 8/15/22	224,000	231,365
Municipal Bonds - .9%
California Earthquake Authority,
Revenue, 2.81%, 7/1/19	294,000	294,641
California Educational Facilities
Authority, Revenue (Stanford
University), Ser. U-2, 5.00%, 10/1/32	375,000	478,725
Chicago, GO, 7.38%, 1/1/33	290,000	332,807
Commonwealth of Massachusetts, GO
(Build America Bonds), 4.91%, 5/1/29	325,000	382,044
New York City, GO (Build America
Bonds), 6.25%, 6/1/35	345,000	377,320
New York City Municipal Water Finance
Authority, Water and Sewer System
Second General Resolution Revenue
(Build America Bonds), 6.28%,
6/15/42	530,000	590,733
Oakland Unified School District, GO (Build
America Bonds), 9.50%, 8/1/34	180,000	201,620
South Carolina Public Service Authority,
Revenue Obligations, Cl. D, 2.39%,
12/1/23	260,000	241,335
State Board of Administration Finance
Corporation, Revenue Bonds, Ser. A,
3.00%, 7/1/20	900,000	912,285
Texas Public Finance Authority,
Windstorm Insurance Association
Premium Revenue, 8.25%, 7/1/24	310,000	321,805
University of California, Limited Project
Revenue, Ser. J, 4.13%, 5/15/45	340,000	356,323
		4,489,638
Real Estate - .4%
Alexandria Real Estate Equities, Gtd.
Notes, 4.30%, 1/15/26	265,000	278,358
Boston Properties, Sr. Unscd. Notes,
4.13%, 5/15/21	215,000	225,730
CubeSmart, Gtd. Notes, 4.80%, 7/15/22	335,000	359,807
Essex Portfolio, Gtd. Notes, 3.38%,
1/15/23	265,000	269,433
Kimco Realty, Sr. Unscd. Notes, 3.40%,
11/1/22	340,000	347,356
Tanger Properties, Sr. Unscd. Notes,
3.13%, 9/1/26	235,000	222,203
		1,702,887
Telecommunications - .4%
AT&T, Sr. Unscd. Notes, 4.45%, 5/15/21	525,000	555,902
AT&T, Sr. Unscd. Notes, 3.90%, 8/14/27	335,000	333,330

	Principal
Description	Amount ($)		Value ($)
Bonds and Notes - 13.5% (continued)
Telecommunications - .4% (continued)
Telefonica Emisiones, Gtd. Notes, 4.10%,
3/8/27	590,000		604,672
Verizon Communications, Sr. Unscd.
Bonds, 5.50%, 3/16/47	570,000		639,604
			2,133,508
U.S. Government Agencies - .1%
Federal Farm Credit Bank, Bonds, 2.50%,
8/28/24	330,000		326,892
U.S. Government Agencies Mortgage-Backed - 3.7%
Federal Home Loan Mortgage Corp.:
3.00%, 8/1/47	162,114	[c]	161,911
3.50%, 12/1/28-11/1/47	3,197,079	[c]	3,278,562
4.00%, 6/1/26-11/1/47	886,898	[c]	927,314
4.50%, 2/1/47-12/1/47	948,538	[c]	1,008,634
5.00%, 7/1/40	205,890	[c]	224,524
Federal National Mortgage Association:
2.50%, 10/1/31	873,979	[c]	872,872
3.00%, 2/1/32-8/1/47	4,071,982	[c]	4,085,956
3.50%, 1/1/28-7/1/47	2,290,174	[c]	2,350,096
4.00%, 5/1/29-10/1/47	1,824,135	[c]	1,910,245
4.50%, 11/1/47	362,897	[c]	386,058
5.00%, 11/1/43	144,216	[c]	156,747
Government National Mortgage Association II:
3.00%, 9/20/47	895,809		903,836
3.50%, 9/20/47	507,465		525,297
4.00%, 10/20/47	922,827		967,853
4.50%, 7/20/47	272,466		288,214
			18,048,119
U.S. Government Securities - 2.6%
U.S. Treasury Bonds, 2.50%, 5/15/46	460,000		429,148
U.S. Treasury Bonds, 2.25%, 8/15/46	420,000		371,044
U.S. Treasury Bonds, 3.00%, 2/15/47	645,000		665,547
U.S. Treasury Inflation Protected
Securities, Notes, 0.13%, 4/15/20	321,403	[d,e]	319,973
U.S. Treasury Inflation Protected
Securities, Notes, 0.63%, 7/15/21	979,944	[d]	996,935
U.S. Treasury Inflation Protected
Securities, Notes, 0.13%, 1/15/22	774,120	[d]	769,502
U.S. Treasury Inflation Protected
Securities, Notes, 0.38%, 7/15/25	671,200	[d]	667,099
U.S. Treasury Inflation Protected
Securities, Notes, 0.38%, 1/15/27	326,912	[d]	321,040
U.S. Treasury Inflation Protected
Securities, Notes, 1.00%, 2/15/46	640,516	[d]	658,857
U.S. Treasury Notes, 1.25%, 3/31/19	1,380,000		1,371,079

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Description	Amount ($)		Value ($)
Bonds and Notes - 13.5% (continued)
U.S. Government Securities - 2.6% (continued)
U.S. Treasury Notes, 1.38%, 9/30/19	205,000	[e]	203,531
U.S. Treasury Notes, 1.50%, 10/31/19	130,000		129,294
U.S. Treasury Notes, 1.38%, 2/15/20	940,000	[e]	930,857
U.S. Treasury Notes, 1.50%, 4/15/20	480,000		476,175
U.S. Treasury Notes, 1.50%, 7/15/20	130,000		128,776
U.S. Treasury Notes, 1.13%, 2/28/21	2,765,000	[e]	2,692,581
U.S. Treasury Notes, 2.13%, 9/30/21	705,000		707,368
U.S. Treasury Notes, 1.88%, 4/30/22	515,000		509,870
U.S. Treasury Notes, 2.38%, 5/15/27	160,000	[e]	159,319
			12,507,995
Utilities - .2%
Consumers Energy, First Mortgage Bonds,
3.25%, 8/15/46	180,000		167,382
Exelon, Sr. Unscd. Notes, 3.40%, 4/15/26	280,000		281,511
NiSource Finance, Gtd. Notes, 3.95%,
3/30/48	335,000		336,445
Public Service Enterprise Group, Sr.
Unscd. Notes, 1.60%, 11/15/19	170,000		167,516
			952,854
Total Bonds and Notes
(cost $64,730,230)			65,208,947
Description	Shares		Value ($)
Common Stocks - 21.8%
Consumer Discretionary - 2.4%
Amazon. com	1,544	[f]	1,816,902
Best Buy	17,020		1,014,562
Burlington Stores	4,095	[f]	435,585
Carnival	14,063		923,095
Darden Restaurants	11,035		930,471
Home Depot	2,540		456,743
Lear	4,940		893,597
Lowe's	7,312		609,601
Omnicom Group	1,470		105,017
Royal Caribbean Cruises	6,845		847,959
The TJX Companies	2,190		165,455
Time Warner	10,440		955,364
Toll Brothers	19,115		962,058
Visteon	1,625	[f]	213,996
Walt Disney	13,334		1,397,670
			11,728,075
Consumer Staples - 2.0%
Altria Group	9,630		653,203
Campbell Soup	17,759		875,519
Church & Dwight	3,695		173,998

Common Stocks - 21.8% (continued)
Consumer Staples - 2.0% (continued)
Conagra Brands	25,912		967,295
Costco Wholesale	2,715		500,727
CVS Health	13,874		1,062,748
Kimberly-Clark	7,070		846,703
PepsiCo	13,619		1,586,886
Philip Morris International	1,510		155,153
Procter & Gamble	3,783		340,432
Walgreens Boots Alliance	13,370		972,801
Wal-Mart Stores	15,847		1,540,804
			9,676,269
Energy - 1.5%
Chevron	14,913		1,774,498
Exxon Mobil	29,492		2,456,389
Halliburton	21,465		896,808
Marathon Petroleum	14,845		929,742
Valero Energy	13,669		1,170,340
Williams Cos.	5,995		174,155
			7,401,932
Financials - 3.6%
Allstate	11,030		1,132,340
American Express	14,028		1,370,676
Ameriprise Financial	1,072		174,983
Aon	7,260		1,017,997
Bank of America	84,826		2,389,548
Berkshire Hathaway, Cl. B	2,844	[f]	548,920
Comerica	10,325		860,176
Discover Financial Services	13,239		934,673
Eaton Vance	15,410		851,865
JPMorgan Chase & Co.	26,699		2,790,579
Marsh & McLennan Co.	12,535		1,052,063
Principal Financial Group	9,535		674,983
Prudential Financial	1,285		148,854
S&P Global	6,590		1,090,513
State Street	11,055		1,054,094
Synchrony Financial	4,535		162,761
Unum Group	3,045		172,408
Wells Fargo & Co.	20,950		1,183,046
			17,610,479
Health Care - 3.5%
AbbVie	5,103		494,583
Agilent Technologies	9,539		660,480
Amgen	8,206		1,441,466
Baxter International	16,982		1,112,830
Biogen	510	[f]	164,307
Bristol-Myers Squibb	2,250		142,178

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 21.8% (continued)
Health Care - 3.5% (continued)
Celgene	9,350	[f]	942,760
Cigna	3,389		717,553
Danaher	11,655		1,099,766
Eli Lilly & Co.	2,190		185,362
Express Scripts Holding	11,080	[f]	722,194
Humana	3,695		963,878
Johnson & Johnson	17,597		2,451,790
Merck & Co.	25,043		1,384,127
Pfizer	49,796		1,805,603
Thermo Fisher Scientific	5,802		1,118,394
UnitedHealth Group	5,485		1,251,512
			16,658,783
Industrials - 1.8%
Boeing	6,601		1,827,157
Caterpillar	1,335		188,435
Copa Holdings, Cl. A	1,210		162,370
Delta Air Lines	9,562		506,021
Honeywell International	1,475		230,041
Ingersoll-Rand	9,510		833,266
Lockheed Martin	2,210		705,255
Norfolk Southern	7,150		991,204
Southwest Airlines	17,010		1,031,997
Spirit AeroSystems Holdings, Cl. A	12,224		1,029,872
Union Pacific	10,845		1,371,892
			8,877,510
Information Technology - 5.4%
Accenture, Cl. A	4,960		734,130
Alphabet, Cl. A	1,989	[f]	2,060,942
Alphabet, Cl. C	1,989	[f]	2,031,584
Apple	24,309		4,177,502
Applied Materials	24,503		1,293,023
CDK Global	8,190		565,847
Cisco Systems	45,151		1,684,132
Citrix Systems	1,475	[f]	129,254
Electronic Arts	8,210	[f]	873,133
F5 Networks	3,770	[f]	505,934
Facebook, Cl. A	13,171	[f]	2,333,638
Fiserv	2,679	[f]	352,155
HP	49,987		1,072,221
International Business Machines	8,336		1,283,494
Jabil	13,400		386,590
Juniper Networks	11,760		326,458
Lam Research	5,500		1,057,815
Microsoft	20,980		1,765,887
Red Hat	2,247	[f]	284,830

Common Stocks - 21.8% (continued)
Information Technology - 5.4% (continued)
Skyworks Solutions	8,050		843,157
TE Connectivity	2,255		212,962
Texas Instruments	2,988		290,703
VMware, Cl. A	8,135	[f]	977,095
Western Digital	10,995		867,066
			26,109,552
Materials - .4%
Air Products & Chemicals	5,450		888,568
FMC	3,665		345,976
Owens-Illinois	7,455	[f]	180,560
Westlake Chemical	2,920		285,956
			1,701,060
Real Estate - .2%
Public Storage	4,533	[g]	966,073
Vornado Realty Trust	2,240	[g]	173,869
			1,139,942
Telecommunications - .6%
AT&T	51,626		1,878,154
T-Mobile US	13,940	[f]	851,316
Verizon Communications	4,380		222,898
			2,952,368
Utilities - .4%
FirstEnergy	4,425		151,070
MDU Resources Group	26,260		733,967
Sempra Energy	7,675		928,598
			1,813,635
Total Common Stocks
(cost $77,848,788)			105,669,605
Description	Shares		Value ($)
Other Investments - 64.6%
Registered Investment Company;
ASG Managed Futures Strategy Fund, Cl. Y	1,032,164		10,889,334
BNY Mellon Corporate Bond Fund, Cl. M	973,645	[h]	12,608,699
BNY Mellon Emerging Markets Fund, Cl.
M	2,084,721	[h]	24,328,689
BNY Mellon Focused Equity
Opportunities Fund, Cl. M	2,332,169	[h]	43,424,994
BNY Mellon Income Stock Fund, Cl. M	1,241,676	[h]	12,292,589
BNY Mellon Intermediate Bond Fund, Cl.
M	1,926,128	[h]	24,018,821
BNY Mellon International Fund, Cl. M	1,015,926	[h]	14,070,580
BNY Mellon Mid Cap Multi-Strategy Fund,
Cl. M	2,419,469	[h]	43,453,661
BNY Mellon Small Cap Multi-Strategy
Fund, Cl. M	270,270	[f,h]	5,794,595
BNY Mellon Small/Mid Cap Multi-
Strategy Fund, Cl. M	679,407	[h]	10,768,603

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investments - 64.6% (continued)
Registered Investment Company; (continued)
Dreyfus Floating Rate Income Fund, Cl. Y	871,319	[h]	10,542,965
Dreyfus Global Real Estate Securities
Fund, Cl. Y	935,557	[h]	8,681,973
Dreyfus High Yield Fund, Cl. I	1,623,863	[h]	10,246,574
Dreyfus Institutional Preferred
Government Plus Money Market Fund	2,475,503	[i]	2,475,503
Dreyfus International Small Cap Fund, Cl.
Y	741,307	[h]	12,431,720
Dreyfus Research Growth Fund, Cl. Y	566,872	[h]	9,166,317
Dreyfus Select Managers Small Cap
Growth Fund, Cl. Y	677,347	[f,h]	19,487,286
Dreyfus Select Managers Small Cap Value
Fund, Cl. Y	622,545	[h]	16,734,010
Dreyfus/Newton International Equity
Fund, Cl. Y	602,528	[h]	13,514,695
Dynamic Total Return Fund, Cl. Y	487,575	[f,h]	8,322,906
Total Other Investments
(cost $249,139,273)			313,254,514
Total Investments (cost $391,718,291)	99.9%		484,133,066
Cash and Receivables (Net)	0.1%		449,022
Net Assets	100.0%		484,582,088

GO—General Obligation
LIBOR—London Interbank Offered Rate

a

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, these securities were valued at $1,512,849 or .31% of net assets.

b	Variable rate security—rate shown is the interest rate in effect at period end.
c

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e

Security, or portion thereof, on loan. At November 30, 2017, the value of the fund’s securities on loan was $4,236,558 and the value of the collateral held by the fund was $4,348,033, consisting of U.S. Government & Agency securities.

f	Non-income producing security.
g	Investment in real estate investment trust.
h	Investment in affiliated mutual fund.
i	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Commercial Mortgage-Backed	-	1,149,270	-	1,149,270
Corporate Bonds†	-	27,769,191		27,769,191
Equity Securities Domestic
Common Stocks†	105,669,605	-	-	105,669,605
Foreign Government	-	917,842	-	817,842
Municipal Bonds	-	4,489,638	-	4,489,638
Registered Investment Companies	313,254,514	-	-	313,254,514
U.S. Government
Agencies/Mortgage-Backed	-	18,375,011	-	18,375,011
U.S. Treasury	-	12,507,995	-	12,507,995

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Memebers (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2017, accumulated net unrealized appreciation on investments was $92,414,775, consisting of $95,569,561 gross unrealized appreciation and $3,154,786 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
November 30, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 98.4%
Commercial Mortgage Pass-Through Ctfs. - 1.8%
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	4,225,307	4,349,128
WFRBS Commercial Mortgage Trust,
Ser. 2013-C12, Cl. A4	3.20	3/15/48	4,835,000	4,932,871
WFRBS Commercial Mortgage Trust,
Ser. 2013-C13, Cl. A4	3.00	5/15/45	9,045,000	9,129,155
				18,411,154
Consumer Discretionary - 5.3%
21st Century Fox America,
Gtd. Notes	6.15	3/1/37	4,365,000	5,371,559
Amazon. com,
Sr. Unscd. Notes	2.50	11/29/22	6,675,000	6,686,586
Comcast,
Gtd. Notes	2.75	3/1/23	9,400,000	9,424,898
eBay,
Sr. Unscd. Notes	2.60	7/15/22	5,295,000	5,264,582
Ford Motor Credit,
Sr. Unscd. Notes	3.22	1/9/22	4,995,000	5,052,140
General Motors Financial,
Gtd. Notes	3.20	7/6/21	3,240,000	3,281,169
Scripps Networks Interactive,
Sr. Unscd. Notes	2.80	6/15/20	5,465,000	5,477,340
Time Warner,
Gtd. Notes	4.00	1/15/22	7,570,000	7,899,151
Toyota Motor Credit,
Sr. Unscd. Notes	2.15	3/12/20	5,145,000	5,145,823
				53,603,248
Consumer Staples - 1.7%
Anheuser-Busch InBev Finance,
Gtd. Notes	4.90	2/1/46	5,935,000	6,714,871
CVS Health,
Sr. Unscd. Notes	4.88	7/20/35	3,125,000	3,349,805
PepsiCo,
Sr. Unscd. Notes	4.50	1/15/20	7,040,000	7,395,397
				17,460,073
Energy - 3.2%
Andeavor Logistics,
Notes	6.13	10/15/21	3,018,000	3,110,441
Apache,
Sr. Unscd. Notes	3.25	4/15/22	4,120,000	4,157,751

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Energy - 3.2% (continued)
BP Capital Markets,
Gtd. Notes	4.75	3/10/19	4,640,000		4,795,570
Enterprise Products Operating,
Gtd. Notes	2.55	10/15/19	3,235,000		3,247,830
Exxon Mobil,
Sr. Unscd. Notes	1.71	3/1/19	4,425,000		4,418,752
Sabine Pass Liquefaction,
Sr. Scd. Notes	5.75	5/15/24	3,300,000		3,665,486
Spectra Energy Partners,
Sr. Unscd. Notes	3.50	3/15/25	3,145,000		3,152,535
Sunoco Logistics Partners Operations,
Gtd. Notes	4.00	10/1/27	2,810,000		2,769,459
Williams Partners,
Sr. Unscd Notes	4.30	3/4/24	3,516,000		3,689,596
					33,007,420
Financials - 14.2%
AerCap Ireland Capital,
Gtd. Notes	4.50	5/15/21	10,430,000		10,959,069
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	9,330,000		9,383,752
Bank of America,
Sub. Notes, Ser. L	3.95	4/21/25	9,170,000		9,436,168
Barclays,
Sub. Notes	5.20	5/12/26	4,055,000		4,338,615
Citigroup,
Sub. Notes	4.45	9/29/27	10,200,000		10,728,086
Citizens Financial Group,
Sub. Notes	4.15	9/28/22	8,555,000	[a]	8,866,474
Cooperatieve Rabobank,
Gtd. Notes	4.50	1/11/21	8,060,000		8,568,496
GE Capital International Funding,
Gtd. Notes	2.34	11/15/20	6,873,000		6,854,466
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	8,270,000		10,925,298
HSBC Finance,
Sub. Notes	6.68	1/15/21	3,030,000		3,384,214
Intercontinental Exchange,
Gtd. Notes	2.75	12/1/20	6,035,000		6,125,507
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	5,770,000		5,876,349
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	6,865,000		7,328,698
Morgan Stanley,
Sub. Notes	4.88	11/1/22	11,490,000		12,384,994
Royal Bank of Scotland Group,
Sub. Bonds	6.13	12/15/22	3,660,000		4,039,285

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Financials - 14.2% (continued)
Societe Generale,
Sub. Notes	4.75	11/24/25	8,355,000	[a,b]	8,770,939
Total System Services,
Sr. Unscd. Notes	4.80	4/1/26	5,765,000		6,259,593
Wells Fargo & Co.,
Sr. Unscd. Notes	2.63	7/22/22	3,530,000		3,505,743
Wells Fargo & Co.,
Sub. Notes	4.90	11/17/45	6,265,000		6,955,498
					144,691,244
Foreign/Governmental - 1.6%
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	8,605,000		9,017,954
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,500,000		6,725,478
					15,743,432
Health Care - 2.1%
AbbVie,
Sr. Unscd. Notes	2.90	11/6/22	5,090,000		5,094,641
Amgen,
Sr. Unscd. Notes	5.65	6/15/42	4,955,000		6,039,289
Biogen,
Sr. Unscd. Notes	2.90	9/15/20	5,600,000		5,682,913
Celgene,
Sr. Unscd. Notes	2.88	8/15/20	4,305,000		4,347,817
					21,164,660
Industrials - 3.5%
ABB Finance USA,
Gtd. Notes	2.88	5/8/22	7,215,000		7,325,377
American Airlines ,
Ser. 2015-1, Cl. A	3.38	11/1/28	4,788,670		4,815,607
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	3.45	9/15/21	6,415,000		6,653,927
General Electric,
Jr. Sub. Debs., Ser. D, 3 Month LIBOR +
3.33%	5.00	12/31/49	5,393,000	[c]	5,521,084
General Electric,
Sub. Notes	5.30	2/11/21	2,373,000		2,566,297
Northrop Grumman,
Sr. Unscd. Notes	2.08	10/15/20	3,560,000		3,532,737
Tech Data,
Sr. Unscd. Notes	4.95	2/15/27	5,230,000		5,490,303
					35,905,332
Information Technology - 5.3%
Adobe Systems,
Sr. Unscd. Notes	3.25	2/1/25	4,895,000		5,022,041
Apple,
Sr. Unscd. Notes	4.38	5/13/45	4,895,000		5,386,859

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Information Technology - 5.3% (continued)
Arrow Electronics,
Sr. Unscd. Notes	3.50	4/1/22	5,620,000		5,688,958
Dell International,
Sr. Scd. Notes	6.02	6/15/26	5,775,000	[a]	6,354,304
Fidelity National Information Services,
Gtd. Notes	3.88	6/5/24	2,016,000		2,089,789
Intel,
Sr. Unscd. Notes	2.70	12/15/22	4,020,000		4,047,873
Intel,
Sr. Unscd. Notes	4.90	7/29/45	7,250,000		8,720,538
Microsoft,
Sr. Unscd. Notes	3.75	2/12/45	7,035,000		7,203,833
Oracle,
Sr. Unscd. Notes	2.50	5/15/22	9,660,000		9,679,392
					54,193,587
Materials - .4%
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	3,440,000		3,553,108
Municipal Bonds - 7.1%
California Earthquake Authority,
Revenue	2.81	7/1/19	4,788,000		4,798,438
California Educational Facilities
Authority,
Revenue (Stanford University), Ser. U-2	5.00	10/1/32	6,125,000		7,819,175
Chicago,
GO, Ser. B	7.38	1/1/33	4,710,000		5,405,243
Commonwealth of Massachusetts,
GO (Build America Bonds)	4.91	5/1/29	4,990,000		5,865,845
Commonwealth of Massachusetts,
GO (Build America Bonds), Ser. E	4.20	12/1/21	335,000		351,010
New York City,
GO (Build America Bonds)	6.25	6/1/35	5,470,000		5,982,430
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue (Build
America Bonds)	6.28	6/15/42	8,440,000		9,407,140
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	3,550,000		3,976,391
South Carolina Public Service Authority,
Revenue Obligations, Ser. D	2.39	12/1/23	3,950,000		3,666,430
State Board of Administration Finance
Corporation,
Revenue Bonds, Ser. A	3.00	7/1/20	14,000,000		14,191,100
Texas Public Finance Authority,
Windstorm Insurance Association
Premium Revenue	8.25	7/1/24	4,890,000		5,076,211

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Municipal Bonds - 7.1% (continued)
University of California,
Limited Project Revenue, Ser. J	4.13	5/15/45	5,530,000		5,795,495
					72,334,908
Real Estate - 2.6%
Alexandria Real Estate Equities,
Gtd. Notes	4.30	1/15/26	4,180,000		4,390,710
Boston Properties,
Sr. Unscd. Notes	4.13	5/15/21	3,005,000		3,154,970
CubeSmart,
Gtd. Notes	4.80	7/15/22	5,173,000		5,556,060
Essex Portfolio,
Gtd. Notes	3.38	1/15/23	4,081,000		4,149,273
Kimco Realty,
Sr. Unscd. Notes	3.40	11/1/22	5,595,000		5,716,050
Tanger Properties,
Sr. Unscd. Notes	3.13	9/1/26	3,605,000		3,408,692
					26,375,755
Telecommunications - 3.5%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	7,980,000		8,449,708
AT&T,
Sr. Unscd. Notes	3.90	8/14/27	5,205,000		5,179,059
Telefonica Emisiones,
Gtd. Notes	4.10	3/8/27	9,675,000		9,915,589
Verizon Communications,
Sr. Unscd. Bonds	5.50	3/16/47	10,605,000		11,900,007
					35,444,363
U. S. Government Agencies - .5%
Federal Farm Credit Bank,
Bonds	2.50	8/28/24	5,235,000		5,185,692
U. S. Government Agencies Mortgage-Backed - 27.2%
Federal Home Loan Mortgage Corp.
3.00%, 8/1/47			2,506,211	[d]	2,503,085
3.50%, 12/1/28-11/1/47			49,376,839	[d]	50,634,625
4.00%, 6/1/26-11/1/47			13,615,280	[d]	14,235,550
4.50%, 2/1/47-12/1/47			14,797,275	[d]	15,734,751
5.00%, 12/1/39-7/1/40			5,745,857	[d]	6,283,351
Federal National Mortgage Association
2.50%, 10/1/31			13,215,620	[d]	13,198,882
3.00%, 2/1/32-8/1/47			60,125,466	[d]	60,340,861
3.50%, 1/1/28-7/1/47			35,231,155	[d]	36,153,376
4.00%, 5/1/29-10/1/47			27,924,992	[d]	29,243,183
4.50%, 11/1/47			5,562,757	[d]	5,917,795
5.00%, 11/1/43			1,389,542	[d]	1,510,281

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
U. S. Government Agencies Mortgage-Backed - 27.2%
(continued)
Government National Mortgage Association I
5.00%, 11/15/34			10,309		11,226
Government National Mortgage Association II
3.00%, 9/20/47			13,725,792		13,848,784
3.50%, 9/20/47			7,706,499		7,977,302
4.00%, 10/20/47			14,186,250		14,878,427
4.50%, 7/20/47			4,135,638		4,374,683
					276,846,162
U. S. Government Securities - 17.0%
U.S. Treasury Bonds	2.88	8/15/45	115,000		115,889
U.S. Treasury Bonds	2.50	5/15/46	2,340,000		2,183,056
U.S. Treasury Bonds	2.25	8/15/46	5,500,000	[b]	4,858,908
U.S. Treasury Bonds	3.00	2/15/47	12,120,000	[b]	12,506,089
U.S. Treasury Inflation Protected
Securities,
Bonds	1.00	2/15/46	9,763,969	[e]	10,043,544
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/20	4,952,766	[e]	4,930,729
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	7/15/21	14,518,507	[e]	14,770,226
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	1/15/22	11,862,573	[e]	11,791,808
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	7/15/25	12,705,970	[e]	12,628,347
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	1/15/27	5,108,000	[b,e]	5,016,249
U.S. Treasury Notes	1.13	2/28/19	12,750,000		12,655,869
U.S. Treasury Notes	1.38	9/30/19	6,500,000	[b]	6,453,408
U.S. Treasury Notes	1.38	2/15/20	19,750,000	[b]	19,557,900
U.S. Treasury Notes	1.50	4/15/20	4,000,000		3,968,125
U.S. Treasury Notes	1.50	7/15/20	19,500,000		19,316,425
U.S. Treasury Notes	1.13	2/28/21	13,435,000	[b]	13,083,119
U.S. Treasury Notes	2.13	9/30/21	13,750,000		13,796,192
U.S. Treasury Notes	1.88	4/30/22	2,000,000		1,980,078
U.S. Treasury Notes	2.38	5/15/27	2,810,000	[b]	2,798,036
					172,453,997
Utilities - 1.4%
Consumers Energy,
First Mortgage Bonds	3.25	8/15/46	2,720,000		2,529,326

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 98.4% (continued)
Utilities - 1.4% (continued)
Exelon,
Sr. Unscd. Notes	3.40	4/15/26	4,400,000	4,423,742
NiSource Finance,
Gtd. Notes	3.95	3/30/48	5,115,000	5,137,066
Public Service Enterprise Group,
Sr. Unscd. Notes	1.60	11/15/19	2,670,000	2,630,989
				14,721,123
Total Bonds and Notes
(cost $991,522,074)				1,001,095,258
Description			Shares	Value ($)
Other Investment - 1.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $10,684,111)			10,684,111 [f]	10,684,111
			Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $5,246,640)			5,246,640 [f]	5,246,640
Total Investments (cost $1,007,452,825)			100.0%	1,017,026,009
Cash and Receivables (Net)			0.0%	85,581
Net Assets			100.0%	1,017,111,590

GO—General Obligation LIBOR—London Interbank Offered Rate

[a]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, these securities were valued at $23,991,717 or 2.36% of net assets.

[b]

Security, or portion thereof, on loan. At November 30, 2017, the value of the fund’s securities on loan was $53,992,692 and the value of the collateral held by the fund was $55,800,856, consisting of cash collateral of $5,246,640 and U.S. Government & Agency securities valued at $50,554,216.

[c]	Variable rate security—rate shown is the interest rate in effect at period end.
[d]

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

[e]	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[f]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Commercial Mortgage-Backed	-	18,411,154	-	18,411,154
Corporate Bonds†	-	440,119,913	-	440,119,913
Foreign Government	-	15,743,432	-	15,743,432
Municipal Bonds	-	72,334,908	-	72,334,908
Registered Investment
Companies	15,930,751	-	-	15,930,751
U.S. Government
Agencies/Mortgage-Backed	-	282,031,854	-	282,031,854
U.S. Treasury	-	172,453,997	-	172,453,997

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2017, accumulated net unrealized appreciation on investments was $9,573,184, consisting of $18,555,731 gross unrealized appreciation and $8,982,547 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund
November 30, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.4%
Consumer Discretionary - 13.8%
Autonation,
Gtd. Notes	3.50	11/15/24	6,000,000		5,942,644
BorgWarner,
Sr. Unscd. Notes	4.63	9/15/20	3,000,000		3,176,210
Brinker International,
Sr. Unscd. Notes	3.88	5/15/23	2,000,000	[a]	1,965,000
Daimler Finance North America,
Gtd. Notes	2.25	7/31/19	4,000,000	[a,b]	3,999,528
Discovery Communications,
Gtd. Notes	3.95	3/20/28	6,250,000		6,128,547
Ford Motor Credit,
Sr. Unscd. Notes	4.39	1/8/26	3,750,000		3,919,855
General Motors Financial,
3 Month LIBOR + 3.60%	5.75	3/30/17	5,000,000	[a,c]	5,149,200
General Motors Financial,
Gtd. Notes	4.00	1/15/25	2,000,000		2,040,671
Grupo Televisa,
Sr. Unscd. Notes	6.00	5/15/18	5,000,000		5,087,027
Grupo Televisa,
Sr. Unscd. Notes	4.63	1/30/26	2,000,000	[a]	2,125,766
Harley-Davidson Financial Services,
Gtd. Notes	2.15	2/26/20	5,000,000	[a,b]	4,959,393
Hasbro,
Sr. Unscd. Notes	3.15	5/15/21	6,000,000		6,046,273
Macy's Retail Holdings,
Gtd. Notes	3.63	6/1/24	3,000,000	[a]	2,767,500
Marriott International,
Sr. Unscd. Notes	2.88	3/1/21	3,000,000		3,022,065
Michael Kors,
Gtd. Notes	4.00	11/1/24	3,000,000	[b]	3,018,218
NBCUniversal Media,
Gtd. Notes	4.38	4/1/21	6,000,000		6,391,748
Newell Brands,
Sr. Unscd. Notes	4.20	4/1/26	2,500,000		2,617,433
Nordstorm,
Sr. Unscd. Notes	4.00	3/15/27	4,000,000	[a]	3,965,273
NVR,
Sr. Unscd. Notes	3.95	9/15/22	6,750,000		7,063,536
Scripps Networks Interactive,
Sr. Unscd. Notes	2.80	6/15/20	4,250,000		4,259,597
Sky,
Gtd. Notes	2.63	9/16/19	4,000,000	[b]	4,013,255

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Consumer Discretionary - 13.8% (continued)
Tapestry,
Sr. Unscd. Notes	3.00	7/15/22	3,000,000		2,987,889
Thomson Reuters,
Sr. Unscd. Notes	4.70	10/15/19	5,000,000		5,207,259
Time Warner,
Gtd. Notes	4.00	1/15/22	2,000,000		2,086,962
Time Warner,
Gtd. Notes	3.80	2/15/27	3,000,000		2,996,525
Volkswagen Group of America Finance,
Gtd. Notes	2.13	5/23/19	5,000,000	[b]	4,988,143
Wyndham Worldwide,
Sr. Unscd. Notes	5.10	10/1/25	3,000,000		3,170,313
					109,095,830
Consumer Staples - 4.2%
Alimentation Couche-Tard,
Gtd. Notes	3.55	7/26/27	3,000,000	[b]	2,988,957
Anheuser-Busch InBev Finance,
Gtd. Notes	3.65	2/1/26	4,000,000		4,110,170
BAT Capital,
Gtd. Notes	3.56	8/15/27	4,000,000	[b]	4,001,128
Becle,
Gtd. Notes	3.75	5/13/25	6,000,000	[b]	6,027,215
Flowers Foods,
Sr. Unscd. Notes	4.38	4/1/22	5,500,000		5,863,317
Flowers Foods,
Sr. Unscd. Notes	3.50	10/1/26	2,000,000		1,966,419
Grupo Bimbo,
Gtd. Notes	3.88	6/27/24	3,000,000	[b]	3,112,537
Kraft Heinz Foods,
Scd. Notes	4.88	2/15/25	3,000,000	[b]	3,190,777
McCormick & Co.,
Sr. Unscd. Notes	3.15	8/15/24	2,000,000		2,010,580
					33,271,100
Energy - 8.5%
Anadarko Petroleum,
Sr. Unscd. Notes	5.55	3/15/26	2,750,000	[a]	3,061,937
Andeavor,
Gtd. Notes	4.75	12/15/23	4,000,000	[b]	4,282,871
Andeavor Logistics,
Gtd. Bond	3.50	12/1/22	2,000,000		2,000,944
Andeavor Logistics ,
Gtd. Notes	6.25	10/15/22	2,000,000		2,127,100
Antero Resources,
Gtd. Notes	5.13	12/1/22	3,000,000		3,090,000
Boardwalk Pipelines,
Gtd. Notes	4.95	12/15/24	2,500,000		2,661,028

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Energy - 8.5% (continued)
Continental Resources,
Gtd. Notes	5.00	9/15/22	3,750,000		3,834,375
Enbridge,
Sr. Unscd. Notes	4.25	12/1/26	4,000,000		4,174,422
Energy Transfer,
Sr. Unscd. Notes	4.90	2/1/24	3,300,000		3,500,430
Marathon Oil,
Sr. Unscd. Notes	2.80	11/1/22	5,000,000		4,939,005
Newfield Exploration,
Sr. Unscd. Notes	5.63	7/1/24	1,500,000		1,627,500
Newfield Exploration,
Sr. Unscd. Notes	5.38	1/1/26	2,000,000	[a]	2,140,000
Noble Energy,
Sr. Unscd. Notes	3.90	11/15/24	3,000,000		3,073,169
Petrobras Global Finance,
Gtd. Notes	5.38	1/27/21	7,500,000		7,818,750
Pioneer Natural Resources,
Sr. Unscd. Notes	3.95	7/15/22	5,855,000		6,102,198
Regency Energy Partners,
Gtd. Notes	5.88	3/1/22	2,500,000		2,738,850
Sabine Pass Liquefaction,
Sr. Scd. Notes	4.20	3/15/28	6,000,000		6,055,107
Valero Energy Partners,
Sr. Unscd. Notes	4.38	12/15/26	1,000,000		1,040,757
Williams Partners,
Sr. Unscd. Notes	3.75	6/15/27	3,000,000		2,982,448
					67,250,891
Financials - 26.2%
Apollo Management Holdings,
Gtd. Notes	4.00	5/30/24	7,000,000	[b]	7,184,092
Assured Guaranty U.S. Holdings,
Gtd. Notes	5.00	7/1/24	7,000,000	[a]	7,606,236
BAC Capital Trust XIV,
Gtd. Notes, Ser. G, 3 Month LIBOR +
.40%	4.00	3/15/43	3,000,000	[c]	2,722,500
Bank of America,
Sub. Notes	4.20	8/26/24	5,000,000		5,255,292
Bank of Nova Scotia,
Jr. Sub. Notes, 3 Month LIBOR + 2.65%	4.65	10/12/49	5,000,000	[c]	4,990,625
Barclays,
Sub. Notes	5.20	5/12/26	7,500,000		8,024,565
BBVA Bancomer,
Sr. Unscd. Notes	4.38	4/10/24	5,000,000	[b]	5,256,250
Blackstone Holdings Finance,
Gtd. Notes	4.75	2/15/23	3,000,000	[b]	3,276,737
BNP Paribas,
Sub. Notes	4.38	5/12/26	5,000,000	[b]	5,219,136

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Financials - 26.2% (continued)
Carlyle Holdings Finance,
Gtd. Notes	3.88	2/1/23	5,921,000	[b]	6,077,433
Citigroup,
Jr. Sub. Debs., Ser. Q, 3 Month LIBOR +
4.10%	5.95	12/29/49	5,000,000	[c]	5,253,775
Citigroup,
Sub. Bonds	4.40	6/10/25	4,000,000		4,205,176
Citizens Financial Group,
Sub. Bonds	3.75	7/1/24	6,000,000		5,994,271
Cooperatieve Rabobank,
Bank Gtd. Notes	4.38	8/4/25	6,000,000		6,328,598
Credit Suisse Group Funding Guernsey,
Gtd. Notes	3.80	9/15/22	7,000,000		7,236,099
Deutsche Bank,
Sub. Notes	4.50	4/1/25	9,000,000	[a]	9,143,786
E*Trade Financial,
Sr. Unscd. Notes	3.80	8/24/27	3,000,000		2,990,034
Five Corners Funding Trust,
Sr. Unscd. Bonds	4.42	11/15/23	6,500,000	[b]	6,983,372
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	2,000,000		2,027,946
Goldman Sachs Group,
Sr. Unscd. Notes	3.50	11/16/26	6,000,000		6,012,068
HSBC Finance,
Sub. Notes	6.68	1/15/21	2,018,000		2,253,909
International Lease Finance,
Sr. Unscd. Notes	5.88	8/15/22	7,000,000		7,827,688
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	4,500,000		4,582,941
JPMorgan Chase & Co.,
Sub. Notes	3.63	12/1/27	2,500,000		2,514,163
Legg Mason,
Sr. Unscd. Notes	4.75	3/15/26	6,000,000		6,395,012
Lloyds Banking Group,
Sub. Notes	4.65	3/24/26	3,250,000		3,432,137
Llyods Banking Group,
Sub. Notes	4.58	12/10/25	4,500,000		4,733,807
Moody's,
Sr. Unscd. Notes	4.50	9/1/22	5,000,000		5,356,648
Morgan Stanley,
Sub. Notes	4.88	11/1/22	7,000,000		7,545,253
Nasdaq,
Sr. Unscd. Notes	3.85	6/30/26	2,000,000		2,053,895
Nuveen Finance,
Sr. Unscd. Notes	2.95	11/1/19	5,000,000	[b]	5,054,533
Royal Bank of Canada,
Sub. Notes	4.65	1/27/26	6,000,000		6,439,373

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Financials - 26.2% (continued)
Royal Bank of Scotland Group,
Sub. Bonds	6.13	12/15/22	5,000,000		5,518,148
Royal Bank of Scotland Group,
Sub. Notes	6.00	12/19/23	3,000,000		3,322,652
Santander Holdings USA,
Sr. Unscd. Notes	3.70	3/28/22	5,000,000	[b]	5,085,718
Santander UK Group Holdings,
Sr. Unscd. Notes	2.88	8/5/21	2,500,000		2,503,023
Societe Generale,
Sub. Notes	4.75	11/24/25	7,250,000	[b]	7,610,929
Stifel Financial,
Sr. Unscd. Bonds	4.25	7/18/24	7,000,000		7,192,541
Toronto-Dominion Bank,
Sub. Notes	2.21	9/15/31	1,500,000		1,489,368
Westpac Banking,
Sub. Notes	2.24	11/23/31	5,000,000		5,140,857
					207,840,586
Foreign/Governmental - 2.2%
Bermuda Government,
Sr. Unscd. Notes	5.60	7/20/20	6,102,000	[b]	6,620,670
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	3,000,000		3,206,250
Petroleos Mexicanos,
Gtd. Notes	4.63	9/21/23	5,000,000		5,175,000
Saudi Arabian Government,
Sr. Unscd. Notes	2.38	10/26/21	2,700,000	[b]	2,641,518
					17,643,438
Health Care - 4.2%
AbbVie,
Sr. Unscd. Notes	3.60	5/14/25	5,000,000		5,116,084
Aetna,
Sr. Unscd. Notes	2.20	3/15/19	4,000,000		3,998,831
Amgen,
Sr. Unscd. Notes	3.88	11/15/21	3,500,000		3,649,875
Dignity Health,
Unscd. Notes	3.13	11/1/22	5,000,000		4,963,531
Express Scripts Holdings,
Gtd. Notes	3.00	7/15/23	3,000,000		2,967,741
Magellan Health,
Sr. Unscd. Notes	4.40	9/22/24	5,000,000		5,053,231
Teva Pharmaceutical Finance,
Gtd. Notes	3.15	10/1/26	1,575,000	[a]	1,316,138
Teva Pharmaceuticals Finance,
Gtd. Notes	2.20	7/21/21	3,000,000		2,759,092
UnitedHealth Group,
Sr. Unscd. Notes	2.88	3/15/22	3,000,000		3,040,901
					32,865,424

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Industrials - 6.7%
Air Canada Pass Through Trust,
Notes, Ser. 2015-1 Cl. A	3.60	9/15/28	2,735,984	[b]	2,806,298
American Airlines Pass Through Trust,
Bonds, Ser. 2015-1 Cl. A	3.38	11/1/28	3,953,948		3,976,189
Arrow Electronics,
Sr. Unscd. Notes	3.25	9/8/24	2,000,000		1,973,249
Carlisle Cos.,
Sr. Unscd. Notes	3.75	12/1/27	5,000,000		5,028,231
CRH America Finance,
Gtd. Notes	3.40	5/9/27	1,000,000	[b]	997,454
GATX,
Sr. Unscd. Notes	4.75	6/15/22	3,000,000		3,215,420
GATX,
Sr. Unscd. Notes	3.25	3/30/25	2,000,000		2,006,821
General Electric,
Jr. Sub. Debs., Ser. D, 3 Month LIBOR +
3.33%	5.00	12/29/49	6,838,000	[c]	7,000,402
Huntington Ingalls Industries,
Gtd. Notes	3.48	12/1/27	2,000,000	[b]	2,000,760
Pentair Finance,
Gtd. Notes	2.65	12/1/19	4,500,000		4,485,959
Stanley Black & Decker,
Sub. Notes	1.62	11/17/18	3,000,000		2,989,474
Tech Data,
Sr. Unscd. Notes	4.95	2/15/27	7,250,000		7,610,840
United Airlines Pass Through Trust,
Notes, Ser. 2016-2 Cl. A, Ser. A	3.10	4/7/30	5,000,000		4,962,500
Waste Management,
Gtd. Notes	4.75	6/30/20	3,853,000		4,096,711
					53,150,308
Information Technology - 10.7%
Arrow Electronics,
Sr. Unscd. Notes	3.50	4/1/22	2,000,000		2,024,540
Arrow Electronics,
Sr. Unscd. Notes	4.00	4/1/25	3,000,000		3,056,586
Avnet,
Sr. Unscd. Notes	4.88	12/1/22	3,000,000		3,179,737
Broadridge Financial Solutions,
Sr. Unscd. Notes	3.95	9/1/20	4,850,000		5,031,674
CA,
Sr. Unscd. Notes	3.60	8/1/20	5,000,000		5,101,599
Cadence Design Systems,
Sr. Unscd. Notes	4.38	10/15/24	5,250,000		5,575,042
Citrix Systems,
Sr. Unscd. Notes	4.50	12/1/27	6,000,000		6,072,768
Dell International,
Gtd. Notes	7.13	6/15/24	1,500,000	[a,b]	1,628,131

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Information Technology - 10.7% (continued)
Dell International,
Sr. Scd. Notes	6.02	6/15/26	1,750,000	[b]	1,925,547
Dell International,
Sr. Scd. Notes	8.10	7/15/36	3,000,000	[b]	3,713,558
eBay,
Sr. Unscd. Notes	3.45	8/1/24	2,000,000		2,034,170
eBay ,
Sr. Unscd. Notes	3.80	3/9/22	2,500,000		2,604,575
Electronic Arts,
Sr. Unscd. Notes	4.80	3/1/26	3,000,000		3,297,791
Fidelity National Information Services,
Gtd. Notes	3.50	4/15/23	1,055,000		1,081,916
Fiserv,
Sr. Unscd. Notes	3.50	10/1/22	6,500,000		6,687,661
Flex ,
Sr. Unscd. Notes	4.75	6/15/25	7,000,000		7,532,437
Jabil,
Sr. Unscd. Bonds	5.63	12/15/20	3,737,000		4,007,933
Lam Research,
Sr. Unscd. Notes	3.80	3/15/25	8,000,000		8,336,978
Maxim Integrated Products,
Sr. Unscd. Notes	2.50	11/15/18	3,000,000		3,014,150
Total System Services,
Sr. Unscd. Notes	4.80	4/1/26	7,500,000		8,143,442
VMware,
Sr. Unscd. Notes	2.95	8/21/22	1,000,000		995,242
					85,045,477
Materials - 4.4%
CRH America,
Gtd. Notes	3.88	5/18/25	3,000,000	[b]	3,124,498
Dow Chemical,
Sr. Unscd. Notes	4.13	11/15/21	5,500,000		5,782,951
Georgia-Pacific,
Sr. Unscd. Notes	3.16	11/15/21	6,000,000	[b]	6,123,012
Glencore Funding,
Gtd. Notes	4.63	4/29/24	3,000,000	[b]	3,163,065
Glencore Funding,
Gtd. Notes	4.00	3/27/27	3,000,000	[b]	2,980,928
International Paper,
Sr. Unscd. Notes	3.00	2/15/27	5,000,000		4,841,864
Valmont Industries,
Gtd. Notes	6.63	4/20/20	1,667,000		1,816,801
Vulcan Materials,
Sr. Unscd. Notes	7.50	6/15/21	5,846,000		6,788,545
					34,621,664

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 98.4% (continued)
Municipal Bonds - 6.1%
Chicago,
GO	7.05	1/1/29	5,000,000	5,533,400
City of Detroit MI,
GO, Ser. B-1	4.00	4/1/44	2,000,000	1,605,980
City of Detroit MI,
GO, Ser. C	5.00	12/10/26	2,500,000	2,468,025
Illinois,
GO	5.88	3/1/19	2,205,000	2,281,999
Illinois,
GO	6.20	7/1/21	880,000	923,894
Las Vegas Valley Water District,
GO (Build America Bonds)	7.10	6/1/39	5,000,000	5,366,900
Massachusetts Development Finance
Agency,
Revenue (Emerson College Issue)	2.96	1/1/19	4,000,000	4,017,320
McCormick & Co.,
RAC (Columbus Regional Healthcare
System, Inc. Project)	4.88	8/1/22	5,000,000	5,206,600
North Texas Tollway Authority,
Subordinate Lien System Revenue
(Build America Bonds)	8.91	2/1/30	5,000,000	5,635,450
Texas Public Finance Authority,
Windstorm Insurance Association
Premium Revenue	8.25	7/1/24	7,500,000	7,785,600
Wayne County,
GO	4.25	12/1/18	2,155,000	2,165,775
West Contra Costa Unified School District,
GO (Build America Bonds)	8.46	8/1/34	5,000,000	5,544,950
				48,535,893
Real Estate - 6.7%
Alexandria Real Estate Equities,
Gtd. Notes	4.30	1/15/26	2,000,000	2,100,818
Alexandria Real Estate Equities,
Gtd. Notes	3.95	1/15/27	3,327,000	3,393,285
CBRE Services,
Gtd. Notes	4.88	3/1/26	6,000,000	6,486,205
CubeSmart,
Gtd. Notes	4.80	7/15/22	6,000,000	6,444,299
Duke Realty,
Sr. Unscd. Notes	3.25	6/30/26	1,000,000	988,580
EPR Properties,
Gtd. Notes	4.75	12/15/26	2,500,000	2,577,773
EPR Properties,
Gtd. Notes	4.50	6/1/27	2,000,000	2,016,508
Essex Portfolio,
Gtd. Notes	3.25	5/1/23	2,500,000	2,528,148
Healthcare Trust of America,
Gtd. Notes	3.75	7/1/27	4,000,000	3,982,526

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Real Estate - 6.7% (continued)
Hudson Pacific Properties,
Gtd. Notes	3.95	11/1/27	2,000,000		1,989,662
Kilroy Realty,
Gtd. Notes	4.38	10/1/25	4,250,000		4,467,962
Liberty Property,
Sr. Unscd. Notes	3.25	10/1/26	4,000,000		3,927,135
Retail Opportunity Investments
Partnership,
Gtd. Notes	5.00	12/15/23	3,750,000		3,927,607
Retail Opportunity Investments
Partnership,
Gtd. Notes	4.00	12/15/24	3,000,000		2,962,956
SL Green Operating Partnership,
Gtd. Notes	3.25	10/15/22	2,000,000		1,999,861
Weingarten Realty Investors,
Sr. Unscd. Notes	4.45	1/15/24	3,000,000		3,150,818
					52,944,143
Telecommunications - 3.0%
AT&T,
Sr. Unscd. Notes	3.90	3/11/24	4,575,000		4,695,613
AT&T,
Sr. Unscd. Notes	4.45	4/1/24	3,000,000		3,169,124
Telefonica Emisiones,
Gtd. Notes	4.57	4/27/23	6,500,000		7,015,018
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	5,500,000		6,092,697
Verizon Communications,
Sr. Unscd. Notes	4.50	8/10/33	3,000,000		3,114,598
					24,087,050
Utilities - 1.7%
Black Hills,
Sr. Unscd. Notes	4.25	11/30/23	5,000,000		5,275,992
Entergy,
Sr. Unscd. Notes	2.95	9/1/26	2,000,000		1,941,094
Exelon,
Jr. Sub. Notes	3.50	6/1/22	3,000,000		3,073,534
NextEra Energy Capital Holdings,
Gtd. Debs.	2.70	9/15/19	3,000,000		3,023,970
					13,314,590
Total Bonds and Notes
(cost $764,072,211)					779,666,394
Description			Shares		Value ($)
Other Investment - 1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $11,378,562)			11,378,562	[d]	11,378,562

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 4.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $31,987,621)	31,987,621 [d]	31,987,621
Total Investments (cost $807,438,394)	103.8%	823,032,577
Liabilities, Less Cash and Receivables	(3.8%)	(30,297,749)
Net Assets	100.0%	792,734,828

GO—General Obligation
LIBOR—London Interbank Offered Rate

[a]	Security, or portion thereof, on loan. At November 30, 2017, the value of the fund’s securities on loan was $30,810,854 and the value of the collateral held by the fund was $31,987,621.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, these securities were valued at $134,055,661 or 16.91% of net assets.

[c]	Variable rate security—rate shown is the interest rate in effect at period end.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	713,487,063	-	713,487,063
Foreign Government	-	17,643,438	-	17,643,438
Municipal Bonds	-	48,535,893	-	48,535,893
Registered Investment
Companies	43,366,183	-	-	43,366,183

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2017, accumulated net unrealized appreciation on investments was $15,594,183, consisting of $21,385,809 gross unrealized appreciation and $5,791,626 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
November 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 94.9%
Brazil - 6.1%
Ambev, ADR	488,143		3,021,605
Cia Hering	195,900		1,519,468
Hypermarcas	685,900		6,883,201
Kroton Educacional	1,686,800		9,337,187
Localiza Rent a Car	675,060		4,130,643
MRV Engenharia e Participacoes	211,100		860,922
Qualicorp	429,600		4,025,060
Suzano Papel e Celulose	1,021,200		5,462,497
Tim Participacoes	2,828,900		10,197,504
Vale	997,860		10,711,879
Via Varejo	550,200	[a]	3,672,538
			59,822,504
Chile - .5%
Itau CorpBanca	557,068,293		4,431,763
China - 33.6%
Alibaba Group Holding, ADR	253,568	[a]	44,901,821
Anhui Conch Cement, Cl. H	2,100,000		10,104,248
ANTA Sports Products	574,000		2,577,809
Bank of China, Cl. H	19,631,000		9,568,829
Beijing Capital International Airport, Cl.
H	4,034,000		5,995,739
China Construction Bank, Cl. H	30,039,939		26,314,865
China Lodging Group, ADR	111,214	[a]	11,867,646
China Shenhua Energy, Cl. H	3,855,000		9,537,325
CNOOC	5,284,000		7,230,274
Dali Foods Group Co.	6,312,500	[b]	4,947,749
Guangzhou Automobile Group, Cl. H	2,294,000		5,791,967
Jiangsu Expressway, Cl. H	2,548,000		3,508,388
PICC Property & Casualty, Cl. H	8,016,000		15,256,810
Ping An Insurance Group Company of
China, Cl. H	2,308,500		22,825,857
Shanghai Pharmaceuticals Holding, Cl. H	4,336,600		10,923,095
Sinotrans, Cl. H	8,159,000		4,128,131
Sunny Optical Technology Group	566,000		9,606,970
TAL Education Group, ADR	388,109		10,820,479
Tencent Holdings	1,688,200		87,143,363
Weibo, ADR	90,581	[a]	9,833,473
Yanzhou Coal Mining, Cl. H	4,392,000		4,134,920

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.9% (continued)
China - 33.6% (continued)
ZTE, Cl. H	3,091,600	[a]	10,836,986
			327,856,744
Colombia - .3%
Ecopetrol, ADR	236,058		2,738,273
Hong Kong - 2.6%
China Everbright International	8,025,000		10,777,157
ENN Energy Holdings	618,000		4,514,976
Galaxy Entertainment Group	1,401,000		10,090,709
			25,382,842
Hungary - 1.8%
MOL Hungarian Oil & Gas	523,113		6,075,094
Richter Gedeon	456,298		11,795,102
			17,870,196
India - 6.3%
Bharat Electronics	1,753,120		5,077,009
Engineers India	1,667,051		4,882,716
ICICI Bank	301,241		1,444,956
Indiabulls Housing Finance	347,638		6,510,741
ITC	1,515,413		6,018,804
Jubilant Life Sciences	262,842		2,701,165
Maruti Suzuki India	67,627		9,053,112
PC Jeweller	989,245		6,106,147
Power Finance	3,441,086		6,495,842
Reliance Industries	259,984		3,733,746
UPL	351,603		3,994,634
Vakrangee	533,001		5,914,992
			61,933,864
Indonesia - 2.5%
Bank Negara Indonesia	17,819,600		10,673,332
Bank Rakyat Indonesia	10,032,500		2,381,189
Telekomunikasi Indonesia	35,535,100		10,976,774
			24,031,295
Malaysia - .4%
AirAsia	5,366,400		4,119,733
Mexico - 1.5%
Arca Continental	198,100		1,356,020
Grupo Aeroportuario del Centro Norte	1,298,100		6,560,455
Wal-Mart de Mexico	2,952,100		6,970,290
			14,886,765
Panama - 1.2%
Copa Holdings, Cl. A	84,518		11,341,470
Peru - 1.0%
Credicorp	46,687		9,852,358

Description	Shares		Value ($)
Common Stocks - 94.9% (continued)
Philippines - .1%
Puregold Price Club	1,112,300		1,086,298
Poland - 1.9%
Alior Bank	221,504	[a]	4,527,444
KGHM Polska Miedz	206,598		6,269,196
PGE	1,086,871	[a]	3,677,063
Powszechny Zaklad Ubezpieczen	321,553		4,044,473
			18,518,176
Russia - 4.0%
LUKOIL, ADR	281,664		15,759,101
Sberbank of Russia, ADR	1,407,165		23,330,796
			39,089,897
South Africa - 3.1%
Barloworld	412,317		4,635,576
Clicks Group	773,708		9,777,604
Exxaro Resources	833,279		8,967,589
Shoprite Holdings	390,964		6,500,702
			29,881,471
South Korea - 13.6%
Coway	34,231		3,016,256
Hana Financial Group	138,550		6,038,378
Hankook Tire	77,148		3,800,101
KB Financial Group	79,239		4,359,511
KT	55,886		1,567,522
KT, ADR	30,572		476,923
LG Chem	32,566		12,490,809
Mando	169		51,665
POSCO	50,127		15,363,408
Samsung Card	201,589		7,081,481
Samsung Electronics	24,345		57,198,904
Samsung SDI	47,786		9,366,829
SK Innovation	62,421		11,939,048
			132,750,835
Taiwan - 8.5%
Accton Technology	1,962,000		7,234,769
Airtac International Group	660,839		11,301,224
Chailease Holding	4,318,000		12,584,097
Fubon Financial Holding	5,903,000		9,698,339
Largan Precision	14,000		2,423,918
MediaTek	1,047,000		11,512,921
Merry Electronics	710,000		5,270,487
Taiwan Semiconductor Manufacturing	3,079,000		23,180,169
			83,205,924
Thailand - 1.1%
Thai Beverage	2,856,000		2,046,183

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 94.9% (continued)
Thailand - 1.1% (continued)
Thanachart Capital		2,524,900		4,345,701
Workpoint Entertainment		1,629,100		4,191,765
				10,583,649
Turkey - 2.2%
BIM Birlesik Magazalar		243,458		4,500,450
Enka Insaat ve Sanayi		1		1
Tupras Turkiye Petrol Rafinerileri		184,566		5,713,917
Turk Telekomunikasyon		2,001,309	[a]	2,908,852
Turkiye Garanti Bankasi		3,564,784		8,742,964
				21,866,184
United Arab Emirates - .8%
Abu Dhabi Commercial Bank		3,975,548		7,636,468
United States - 1.8%
iShares MSCI Emerging Markets ETF		384,546	[c]	17,727,571
Total Common Stocks (cost $643,348,196)				926,614,280
	Preferred
	Dividend
Preferred Stocks - 4.0%
Brazil - 4.0%
Cia Energetica de Minas Gerais	8.32	2,921,900		5,891,197
Cia Paranaense de Energia, Cl. B	8.75	573,400		4,041,100
Itausa - Investimentos Itau	5.58	3,094,000		9,810,970
Petroleo Brasileiro		4,005,500	[a]	18,819,469
Total Preferred Stocks (cost $40,311,129)				38,562,736

Other Investment - .8%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $7,759,588)		7,759,588	[d]	7,759,588

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $4,183,205)		4,183,205	[d]	4,183,205

Total Investments (cost $695,602,118)	100.1%	977,119,809
Liabilities, Less Cash and Receivables	(.1%)	(946,482)
Net Assets	100.0%	976,173,327

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, these securities were valued at $4,947,749 or .51% of net assets.

[c]	Security, or portion thereof, on loan. At November 30, 2017, the value of the fund’s securities on loan was $4,050,254 and the value of the collateral held by the fund was $4,183,205.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks	143,943,945	764,942,764	†	-	908,886,709
Equity Securities - Foreign
Preferred Stocks	-	38,562,736	†	-	38,562,736
Exchange-Traded Funds	17,727,571	-		-	17,727,571
Registered Investment
Companies	11,942,793	-		-	11,942,793

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2017, accumulated net unrealized appreciation on investments was $281,517,691, consisting of $294,790,372 gross unrealized appreciation and $13,272,681 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities Fund
November 30, 2017 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 99.7%
Capital Goods - 10.5%
3M	58,902	14,321,432
Deere & Co.	95,761	14,350,744
Honeywell International	87,415	13,633,243
Illinois Tool Works	81,264	13,753,932
		56,059,351
Consumer Services - 2.8%
Yum! Brands	181,020	15,109,739
Diversified Financials - 10.9%
Ally Financial	780,070	20,952,680
Charles Schwab	412,720	20,136,609
Invesco	480,170	17,367,749
		58,457,038
Energy - 5.5%
Andeavor	121,488	12,813,339
Valero Energy	194,220	16,629,116
		29,442,455
Food & Staples Retailing - 3.3%
Costco Wholesale	94,697	17,464,968
Food, Beverage & Tobacco - 5.6%
Constellation Brands, Cl. A	75,321	16,389,096
Philip Morris International	131,671	13,529,195
		29,918,291
Health Care Equipment & Services - 8.4%
Abbott Laboratories	429,180	24,192,877
UnitedHealth Group	92,098	21,014,001
		45,206,878
Insurance - 3.3%
Hartford Financial Services Group	304,830	17,509,435
Materials - 2.8%
DowDuPont	212,840	15,315,966
Media - 5.3%
Comcast, Cl. A	382,234	14,349,064
Twenty-First Century Fox, Cl. A	435,100	13,897,094
		28,246,158
Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
Agilent Technologies	243,290	16,845,400
Allergan	75,981	13,207,777
		30,053,177

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Real Estate - 1.6%
Equinix	18,666	[a]	8,670,170
Retailing - 3.5%
Amazon. com	15,888	[b]	18,696,204
Semiconductors & Semiconductor Equipment - 9.5%
Broadcom	74,307		20,652,888
NVIDIA	151,054		30,318,048
			50,970,936
Software & Services - 21.1%
Adobe Systems	135,125	[b]	24,521,134
Alphabet, Cl. A	28,139	[b]	29,156,788
Electronic Arts	198,008	[b]	21,058,151
Microsoft	228,685		19,248,417
Visa, Cl. A	170,582	[c]	19,205,827
			113,190,317
Total Common Stocks (cost $366,192,789)			534,311,083

Other Investment - .4%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,810,344)	1,810,344	[d]	1,810,344
Total Investments (cost $368,003,133)	100.1%		536,121,427
Liabilities, Less Cash and Receivables	(.1%)		(281,223)
Net Assets	100.0%		535,840,204

[a]	Investment in real estate investment trust.
[b]	Non-income producing security.
[c]

Security, or portion thereof, on loan. At November 30, 2017, the value of the fund’s securities on loan was $18,959,706 and the value of the collateral held by the fund was $18,882,669, consisting of U.S. Government & Agency securities.

[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	21.1
Diversified Financials	10.9
Capital Goods	10.5
Semiconductors & Semiconductor Equipment	9.5
Health Care Equipment & Services	8.4
Pharmaceuticals, Biotechnology & Life Sciences	5.6
Food, Beverage & Tobacco	5.6
Energy	5.5
Media	5.3
Retailing	3.5
Insurance	3.3
Food & Staples Retailing	3.3
Materials	2.8
Consumer Services	2.8
Real Estate	1.6
Money Market Investment	.4
100.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	513,658,195	-	-	513,658,195
Equity Securities—
Foreign Common
Stocks†	20,652,888	-	-	20,652,888
Registered Investment
Company	1,810,344	-	-	1,810,344

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2017, accumulated net unrealized appreciation on investments was $168,118,294, consisting of $173,619,908 gross unrealized appreciation and $5,501,614 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Government Money Market Fund
November 30, 2017 (Unaudited)

	Principal
Description	Amount ($)		Value ($)
U. S. Government Agencies - 55.4%
Federal Farm Credit Bank
1.15%, 12/1/17, FFE + .01%	5,000,000	[a]	5,001,047
Federal Farm Credit Bank
1.17%, 12/1/17, FCPR - 3.08%	10,000,000	[a]	9,999,057
Federal Farm Credit Bank
1.18%, 12/1/17, FCPR - 3.06%	15,000,000	[a]	15,002,269
Federal Farm Credit Bank
1.20%, 12/1/17, 1 Month LIBOR + .15%	5,000,000	[a]	5,012,060
Federal Farm Credit Bank
1.29%, 12/3/17, 1 Month LIBOR + .05%	10,000,000	[a]	10,000,000
Federal Farm Credit Bank
1.35%, 12/1/17, FFE + .17%	10,000,000	[a]	9,998,681
Federal Farm Credit Bank
1.42%, 12/1/17, FCPR - 2.90%	20,000,000	[a]	19,990,340
Federal Farm Credit Bank
1.46%, 12/29/17, 1 Month LIBOR + .13%	5,000,000	[a]	5,000,376
Federal Home Loan Bank
1.05%, 12/27/17	25,000,000		24,981,042
Federal Home Loan Bank
1.07%, 1/5/18	1,725,000		1,723,206
Federal Home Loan Bank
1.11%, 1/2/18	50,000,000		49,950,667
Federal Home Loan Bank
1.14%, 1/3/18	91,100,000		91,004,800
Federal Home Loan Bank
1.14%, 2/9/18	20,000,000		19,955,978
Federal Home Loan Bank
1.15%, 12/17/17, 1 Month LIBOR -.12%	5,000,000	[a]	5,000,000
Federal Home Loan Bank
1.17%, 12/12/17, 1 Month LIBOR - .07%	5,000,000	[a]	5,000,000
Federal Home Loan Bank
1.20%, 12/9/17, 1 Month LIBOR - .04%	25,000,000	[a]	25,000,005
Federal Home Loan Bank
1.29%, 2/28/18	58,200,000		58,014,534
Federal Home Loan Bank
1.34%, 12/28/17, 1 Month LIBOR + 0%	50,000,000	[a]	50,000,000
Total U. S. Government Agencies
(cost $410,634,062)			410,634,062

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Description	Amount ($)	Value ($)
U.S. Treasury Bills - 25.6%
U. S Treasury Bills
1.02%, 12/8/17	50,000,000	49,990,059
U. S Treasury Bills
1.03%, 12/7/17	25,000,000	24,995,708
U. S Treasury Bills
1.04%, 1/2/18	15,000,000	14,986,133
U. S Treasury Bills
1.12%, 1/11/18	50,000,000	49,936,792
U. S Treasury Bills
1.14%, 3/15/18	50,000,000	49,836,778
Total U.S. Treasury Bills
(cost $189,745,470)		189,745,470
U. S. Treasury Notes - 1.9%
U.S. Treasury Floating Rate Notes
1.34%, 4/30/19, 3 Month U.S. T-BILL + .07%	5,000,000 [a]	5,001,056
U.S. Treasury Floating Rate Notes
1.41%, 1/31/19, 3 Month U.S. T-BILL + .14%	9,000,000 [a]	9,001,580
Total U.S. Treasury Notes
(cost $14,002,636)		14,002,636
Repurchase Agreements - 17.1%
ABN AMRO Bank
Tri-Party Agreement thru BNY Mellon, 1.03%, dated
11/30/17, due 12/1/17 in the amount of $50,001,431
(fully collateralized by $50,864,694 U.S. Treasuries
(including strips), 0%-3%, due 5/17/18-5/15/47,
value $51,000,005)	50,000,000	50,000,000
Bank of Nova Scotia
Tri-Party Agreement thru BNY Mellon, 1.03%, dated
11/30/17, due 12/1/17 in the amount of $35,001,001
(fully collateralized by $33,918,602 U.S. Treasuries
(including strips), 0%-6.25%, due 12/8/17-5/15/47,
value $35,700,003)	35,000,000	35,000,000
Credit Agricole CIB
Tri-Party Agreement thru BNY Mellon, 1.03%, dated
11/30/17, due 12/1/17 in the amount of $42,001,202
(fully collateralized by $43,189,988 U.S. Treasuries
(including strips), 0%-7.88%, due 3/1/18-8/15/47,
value $42,840,000)	42,000,000	42,000,000
Total Repurchase Agreements
(cost $127,000,000)		127,000,000
Total Investments (cost $741,382,168)	100.0%	741,382,168
Cash and Receivables (Net)	.0%	2,505
Net Assets	100.0%	741,384,673

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

STATEMENT OF INVESTMENTS
BNY Mellon Government Money Market Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	741,382,168
Level 3 - Significant Unobservable Inputs	-
Total	741,382,168

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
November 30, 2017 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 96.0%
Banks - 23.2%
Bank of America	1,756,209	49,472,408
BB&T	653,252	32,283,714
Citigroup	498,937	37,669,743
JPMorgan Chase & Co.	625,673	65,395,342
PNC Financial Services Group	192,465	27,052,880
SunTrust Banks	545,237	33,602,956
U.S. Bancorp	907,377	50,041,842
		295,518,885
Capital Goods - 6.0%
Honeywell International	124,447	19,408,754
Raytheon	162,483	31,058,625
United Technologies	218,692	26,560,143
		77,027,522
Consumer Services - 1.4%
Las Vegas Sands	250,120	17,330,815
Diversified Financials - 2.9%
Ameriprise Financial	128,791	21,022,555
Goldman Sachs Group	62,848	15,563,679
		36,586,234
Energy - 8.6%
Occidental Petroleum	790,645	55,740,472
Phillips 66	360,043	35,125,795
Schlumberger	295,875	18,595,744
		109,462,011
Food, Beverage & Tobacco - 7.1%
Coca-Cola	739,436	33,843,986
Conagra Brands	594,038	22,175,439
Kellogg	338,761	22,412,428
Kraft Heinz	148,797	12,107,612
		90,539,465
Health Care Equipment & Services - 1.0%
UnitedHealth Group	58,688	13,390,841
Insurance - 3.5%
American International Group	266,737	15,993,550
Prudential Financial	244,668	28,342,341
		44,335,891
Materials - 5.8%
CF Industries Holdings	324,635	12,164,073
DowDuPont	512,582	36,885,401

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.0% (continued)
Materials - 5.8% (continued)
Packaging Corporation of America	103,986		12,332,740
Vulcan Materials	101,591		12,764,909
			74,147,123
Media - 3.0%
Comcast, Cl. A	367,183		13,784,050
Omnicom Group	340,668		24,337,322
			38,121,372
Pharmaceuticals, Biotechnology & Life Sciences - 7.2%
Bristol-Myers Squibb	174,379		11,019,009
Gilead Sciences	152,708		11,419,504
Johnson & Johnson	323,436		45,064,338
Pfizer	672,490		24,384,487
			91,887,338
Real Estate - 3.3%
Lamar Advertising, Cl. A	353,155	[a]	26,567,851
Uniti Group	935,408	[a]	15,060,069
			41,627,920
Semiconductors & Semiconductor Equipment - 3.1%
Microchip Technology	135,630		11,798,454
Texas Instruments	279,786		27,220,380
			39,018,834
Software & Services - .9%
Oracle	245,329		12,035,841
Technology Hardware & Equipment - 8.2%
Apple	290,403		49,905,756
Cisco Systems	1,469,218		54,801,831
			104,707,587
Telecommunication Services - 4.6%
AT&T	828,112		30,126,715
Verizon Communications	312,368		15,896,407
Vodafone Group, ADR	424,295		13,059,800
			59,082,922
Transportation - 1.2%
Delta Air Lines	296,707		15,701,734
Utilities - 5.0%
FirstEnergy	918,444		31,355,678
NextEra Energy Partners	530,520		20,706,196
NRG Yield, Cl. C	640,350		12,198,667
			64,260,541
Total Common Stocks (cost $967,479,630)			1,224,782,876

	Preferred
	Dividend	Shares	Value ($)
Preferred Stocks - 1.4%
Energy - 1.4%
Hess
(cost $19,880,528)	8.00	317,178	17,936,416

Other Investment - .8%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $10,777,795)		10,777,795 [b]	10,777,795
Total Investments (cost $998,137,953)		98.2%	1,253,497,087
Cash and Receivables (Net)		1.8%	22,391,266
Net Assets		100.0%	1,275,888,353

ADR—American Depository Receipt

[a]	Investment in real estate investment trust.
[b]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities – Domestic
Common Stocks†	1,211,723,076	-	-	1,211,723,076
Equity Securities – Domestic
Preferred Stocks†	17,936,416	-	-	17,936,416
Equity Securities – Foreign
Common Stocks†	13,059,800	-	-	13,059,800
Registered Investment
Company	10,777,795	-	-	10,777,795
Liabilities ($)
Other Financial Instruments:
Options Written	(144,192)	-	-	(144,192)

† See Statement of Investments for additional detailed categorizations.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Income Stock Fund
November 30, 2017 (Unaudited)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount ($)	Value ($)
Put Options:
Ameriprise Financial	Goldman Sachs
December 2017 @ 155	International	65	1,007,500	(4,875)
Apple	Goldman Sachs
December 2017 @ 165	International	61	1,006,500	(4,148)
AT&T	Goldman Sachs
January 2018 @ 33	International	303	999,900	(5,757)
Bank of America	Goldman Sachs
December 2017 @ 26	International	384	998,400	(2,688)
BB&T	Goldman Sachs
December 2017 @ 46	International	217	998,200	(2,821)
Bristol-Myers Squibb	Goldman Sachs
December 2017 @ 60	International	166	996,000	(4,150)
CF Industries Holdings	Goldman Sachs
December 2017 @ 32.5	International	307	997,750	(1,535)
Cisco Systems	Goldman Sachs
January 2018 @ 35	International	285	997,500	(6,840)
Citigroup	Goldman Sachs
December 2017 @ 70	International	57	399,000	(684)
Citigroup	Goldman Sachs
December 2017 @ 72.5	International	83	601,750	(3,071)
Comcast, Cl. A	Goldman Sachs
December 2017 @ 36	International	277	997,200	(8,033)
Conagra Brands	Goldman Sachs
December 2017 @ 35	International	285	997,500	(855)
DowDuPont	Goldman Sachs
December 2017 @ 70	International	142	994,000	(4,970)
Hess	Goldman Sachs
December 2017 @ 42.5	International	235	998,750	(7,050)
Johnson & Johnson	Goldman Sachs
December 2017 @ 140	International	36	504,000	(6,192)
JPMorgan Chase & Co.	Goldman Sachs
December 2017 @ 97.5	International	102	994,500	(1,326)
Kellogg	Goldman Sachs
December 2017 @ 60	International	166	996,000	(830)
Las Vegas Sands	Goldman Sachs
December 2017 @ 64	International	156	998,400	(5,772)
Microchip Technology	Goldman Sachs
December 2017 @ 87.5	International	114	997,500	(21,660)
Occidental Petroleum	Goldman Sachs
December 2017 @ 62.5	International	160	1,000,000	(640)
Omnicom Group	Goldman Sachs
December 2017 @ 67.5	International	148	999,000	(4,440)
Oracle	Goldman Sachs
December 2017 @ 47	International	212	996,400	(8,480)

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount ($)	Value ($)
Put Options: (continued)
Packaging Corporation of
America	Goldman Sachs
December 2017 @ 105	International	22	231,000	(220)
Packaging Corporation of
America	Goldman Sachs
December 2017 @ 110	International	30	330,000	(600)
Pfizer	Goldman Sachs
December 2017 @ 35	International	285	997,500	(2,565)
Phillips 66	Goldman Sachs
January 2018 @ 90	International	111	999,000	(4,995)
Raytheon	Goldman Sachs
December 2017 @ 180	International	55	990,000	(880)
Schlumberger	Goldman Sachs
December 2017 @ 62	International	161	998,200	(13,524)
Suntrust Banks	Goldman Sachs
December 2017 @ 55	International	127	698,500	(1,016)
Suntrust Banks	Goldman Sachs
December 2017 @ 60	International	50	300,000	(3,400)
U.S. Bancorp	Goldman Sachs
December 2017 @ 52.5	International	190	997,500	(3,040)
United Technologies	Goldman Sachs
December 2017 @ 115	International	85	977,500	(2,635)
UnitedHealth Group	Goldman Sachs
January 2018 @ 200	International	50	1,000,000	(4,500)
Total Options Written
(premiums received $360,330)				(144,192)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2017 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market risk interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

NOTES

Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

At November 30, 2017, accumulated net unrealized appreciation on investments was $255,575,272, consisting of $277,492,547 gross unrealized appreciation and $21,917,275 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund
November 30, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.4%
Consumer Discretionary - 6.0%
American Honda Finance,
Sr. Unscd. Bonds	1.70	9/9/21	4,260,000		4,152,975
BMW US Capital,
Gtd. Notes, 3 Month LIBOR + .38%	1.73	4/6/20	2,000,000	[a,b]	2,009,800
Discovery Communications,
Gtd. Notes	2.95	3/20/23	3,795,000		3,736,499
General Motors Financial,
Gtd. Notes	3.20	7/6/21	2,805,000		2,840,642
Grupo Televisa,
Sr. Unscd. Notes	6.00	5/15/18	4,340,000		4,415,540
NBCUniversal Media,
Gtd. Notes	4.38	4/1/21	7,050,000		7,510,304
Stanford University,
Unscd. Bonds	4.75	5/1/19	5,000,000		5,194,425
Time Warner,
Gtd. Notes	4.00	1/15/22	7,400,000		7,721,759
Toyota Motor Credit,
Sr. Unscd. Notes	2.15	3/12/20	5,960,000		5,960,954
Wal-Mart Stores,
Gtd. Notes	3.25	10/25/20	7,925,000		8,188,017
					51,730,915
Consumer Staples - 2.0%
Anheuser-Busch InBev Finance,
Gtd. Notes	2.65	2/1/21	6,635,000		6,689,311
CVS Health,
Sr. Unscd. Notes	2.80	7/20/20	4,340,000		4,367,701
Dr. Pepper Snapple Group,
Gtd. Notes	2.60	1/15/19	6,145,000		6,180,243
					17,237,255
Energy - 2.9%
Andeavor Logistics,
Notes	6.13	10/15/21	3,000,000		3,091,890
BP Capital Markets,
Gtd. Notes	4.75	3/10/19	5,813,000		6,007,899
Enterprise Products Operating,
Gtd. Notes	2.55	10/15/19	3,330,000		3,343,206
Noble Energy,
Sr. Unscd. Notes	3.85	1/15/28	3,575,000		3,558,418
ONEOK,
Gtd. Notes	4.00	7/13/27	3,400,000		3,410,391

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 98.4% (continued)
Energy - 2.9% (continued)
Sabine Pass Liquefaction,
Sr. Scd. Notes	5.75	5/15/24	2,500,000	2,776,883
Spectra Energy Partners,
Sr. Unscd. Notes	3.50	3/15/25	2,760,000	2,766,612
				24,955,299
Financials - 16.3%
AerCap Ireland Capital,
Gtd. Notes	4.50	5/15/21	4,435,000	4,659,968
American Express Credit,
Sr. Unscd. Notes	1.80	7/31/18	4,775,000	4,774,332
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	7,325,000	7,367,201
Bank of America,
Sub. Notes, Ser. L	3.95	4/21/25	7,175,000	7,383,262
Bank of Montreal,
Sr. Unscd. Notes	2.10	12/12/19	8,250,000	8,233,200
Berkshire Hathaway Finance,
Gtd. Notes	1.70	3/15/19	3,225,000	3,218,525
Citigroup,
Sr. Unscd. Bonds	2.50	7/29/19	5,565,000	5,584,765
Citigroup,
Sub. Bonds	4.40	6/10/25	5,500,000	5,782,117
Citizens Financial Group,
Sub. Notes	4.30	12/3/25	6,885,000	7,182,171
Cooperatieve Rabobank,
Gtd. Notes	3.75	7/21/26	6,785,000	6,867,510
Credit Suisse Group Funding Guernsey,
Sr. Unscd. Notes	3.45	4/16/21	4,315,000	4,413,186
Deutsche Bank,
Sr. Unscd. Notes	3.38	5/12/21	4,420,000	4,468,725
Ford Motor Credit,
Sr. Unscd. Notes	3.81	1/9/24	4,270,000	4,364,009
GE Capital International Funding,
Gtd. Notes	2.34	11/15/20	2,293,000	2,286,817
Goldman Sachs Group,
Sr. Unscd. Notes	2.63	1/31/19	7,790,000	7,840,644
HSBC Finance,
Sub. Notes	6.68	1/15/21	2,740,000	3,060,312
Intercontinental Exchange,
Gtd. Notes	2.75	12/1/20	6,195,000	6,287,906
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	7,895,000	8,040,515
Morgan Stanley,
Sub. Notes	4.88	11/1/22	7,610,000	8,202,768
Royal Bank of Canada,
Sub. Notes	4.65	1/27/26	6,510,000	6,986,720

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Financials - 16.3% (continued)
Royal Bank of Scotland Group,
Sub. Bonds	6.13	12/15/22	3,100,000		3,421,252
Santander Holdings USA,
Sr. Unscd. Notes	2.65	4/17/20	4,615,000		4,622,353
Societe Generale,
Gtd. Notes	2.63	10/1/18	2,000,000		2,010,903
Societe Generale,
Sub. Notes	4.75	11/24/25	7,335,000	[b]	7,700,161
Sumitomo Mitsui Banking,
Gtd. Notes	1.76	10/19/18	4,725,000		4,717,571
					139,476,893
Foreign/Governmental - 1.6%
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	6,390,000		6,696,656
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,515,000		6,740,998
					13,437,654
Health Care - 4.1%
Abbott Laboratories,
Sr. Unscd. Notes	2.35	11/22/19	3,925,000		3,931,510
Abbvie,
Sr. Unscd. Notes	2.85	5/14/23	4,235,000		4,230,393
Actavis Funding,
Gtd. Notes	3.45	3/15/22	4,560,000		4,640,324
Amgen,
Sr. Unscd. Notes	5.70	2/1/19	2,905,000		3,027,286
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	5,853,000		5,956,514
Providence St Joseph Health Obligated
Group,
Unscd. Notes, Ser. H	2.75	10/1/26	4,095,000		3,915,267
Shire Acquisitions Investments Ireland,
Gtd. Notes	3.20	9/23/26	5,005,000		4,817,545
UnitedHealth Group,
Sr. Unscd. Notes	1.90	7/16/18	4,335,000		4,338,359
					34,857,198
Industrials - 3.8%
American Airlines,
Bonds, Ser. 2015-1, Cl. A	3.38	11/1/28	4,129,679		4,152,908
Caterpillar Financial Services,
Sr. Unscd. Notes	2.10	6/9/19	6,590,000		6,599,598
General Electric,
Jr. Sub. Debs., Ser. D, 3 Month LIBOR +
3.33%	5.00	12/29/49	3,884,000	[a]	3,976,245
General Electric,
Sub. Notes	5.30	2/11/21	792,000		856,514

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Industrials - 3.8% (continued)
John Deere Capital Corp,
Sr. Unscd. Notes	2.15	9/8/22	5,000,000		4,915,225
Snap-on,
Sr. Unscd. Notes	3.25	3/1/27	3,890,000		3,943,249
Vulcan Materials,
Sr. Unscd. Notes, 3 Month LIBOR + .60%	1.92	6/15/20	3,600,000	[a]	3,610,601
Waste Management,
Gtd. Notes	3.13	3/1/25	4,775,000		4,811,615
					32,865,955
Information Technology - 10.4%
Adobe Systems,
Sr. Unscd. Notes	4.75	2/1/20	6,414,000		6,768,032
Amazon. com,
Sr. Unscd. Notes	2.60	12/5/19	6,345,000		6,422,071
Apple,
Sr. Unscd. Notes	2.25	2/23/21	5,915,000		5,912,048
Automatic Data Processing,
Sr. Unscd. Notes	2.25	9/15/20	4,135,000		4,146,732
Cisco Systems,
Sr. Unscd. Notes	2.13	3/1/19	7,265,000		7,279,854
Dell International,
Sr. Scd. Notes	6.02	6/15/26	4,850,000	[b]	5,336,515
eBay,
Sr. Unscd. Notes	2.15	6/5/20	3,855,000		3,832,573
EMC,
Sr. Unscd. Notes	1.88	6/1/18	5,710,000		5,693,214
Fidelity National Information Services,
Sr. Unscd. Notes	2.25	8/15/21	6,000,000		5,907,179
Fiserv,
Sr. Unscd. Notes	3.85	6/1/25	6,035,000		6,298,845
Intel,
Sr. Unscd. Notes	2.45	7/29/20	7,930,000		8,001,591
Microsoft,
Sr. Unscd. Notes	3.13	11/3/25	6,550,000		6,683,782
Oracle,
Sr. Unscd. Notes	2.50	5/15/22	7,000,000		7,014,053
QUALCOMM,
Sr. Unscd. Notes	1.85	5/20/19	5,340,000		5,315,486
Tech Data,
Sr. Unscd. Notes	4.95	2/15/27	4,425,000		4,645,237
					89,257,212
Materials - .5%
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	4,053,000		4,248,000
Municipal Bonds - 5.0%
California Earthquake Authority,
Revenue	2.81	7/1/19	4,032,000		4,040,790

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Municipal Bonds - 5.0% (continued)
City of Chicago,
GO	7.05	1/1/29	4,000,000		4,426,720
Commonwealth of Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	6,495,000		6,805,396
Florida Hurricane Catastrophe Fund
Finance Corporation,
Revenue Bonds	3.00	7/1/20	7,375,000		7,475,669
South Carolina Public Service Authority,
Revenue Obligations	2.39	12/1/23	3,380,000		3,137,350
State of California,
GO	2.37	4/1/22	2,850,000		2,861,657
Texas Public Finance Authority,
Windstorm Insurance Association
Premium Revenue	8.25	7/1/24	4,305,000		4,468,934
University of California,
Revenue	3.06	7/1/25	9,140,000		9,292,821
					42,509,337
Real Estate - 1.1%
Brandywine Operating Partners,
Notes	3.95	11/15/27	4,000,000		3,965,558
HealthCare Realty Trust,
Sr. Unscd. Notes	3.63	1/15/28	2,375,000		2,348,105
UDR,
Gtd. Notes	2.95	9/1/26	3,620,000		3,472,508
					9,786,171
Telecommunications - 2.8%
AT&T,
Sr. Unscd. Notes	3.00	6/30/22	7,245,000		7,241,606
Telefonica Emisiones,
Gtd. Notes	4.57	4/27/23	4,460,000		4,813,382
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	10,515,000		11,648,129
					23,703,117
U. S. Government Agencies - .4%
Federal National Mortgage Association,
Notes	2.00	4/30/20	3,610,000	[c]	3,622,339
U. S. Government Agencies Mortgage-Backed - .4%
Government National Mortgage
Association,
Ser. 2013-17, Cl. AB	2.30	1/16/49	3,335,440		3,268,466
U. S. Government Securities - 39.3%
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/20	4,236,195	[d,e]	4,217,347
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	7/15/21	11,923,570	[d]	12,130,298

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
U. S. Government Securities - 39.3% (continued)
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	1/15/22	10,112,625	[d]	10,052,299
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	1/15/27	13,239,936	[d,e]	13,002,118
U.S. Treasury Notes	1.38	9/30/18	22,000,000	[e]	21,957,032
U.S. Treasury Notes	1.38	11/30/18	12,500,000		12,463,623
U.S. Treasury Notes	1.13	1/31/19	20,900,000		20,759,579
U.S. Treasury Notes	1.25	3/31/19	21,500,000		21,361,007
U.S. Treasury Notes	0.88	5/15/19	23,000,000		22,716,992
U.S. Treasury Notes	0.88	6/15/19	18,500,000	[e]	18,256,827
U.S. Treasury Notes	1.38	7/31/19	20,000,000	[e]	19,877,344
U.S. Treasury Notes	0.75	8/15/19	21,500,000	[e]	21,136,768
U.S. Treasury Notes	1.75	9/30/19	18,500,000		18,490,245
U.S. Treasury Notes	1.38	12/15/19	18,750,000		18,591,797
U.S. Treasury Notes	1.50	7/15/20	17,750,000		17,582,900
U.S. Treasury Notes	2.00	11/30/20	18,500,000		18,546,250
U.S. Treasury Notes	1.13	2/28/21	9,680,000	[e]	9,426,467
U.S. Treasury Notes	1.13	6/30/21	8,990,000		8,717,139
U.S. Treasury Notes	1.88	1/31/22	10,250,000		10,163,916
U.S. Treasury Notes	1.88	2/28/22	7,200,000		7,136,578
U.S. Treasury Notes	2.00	7/31/22	3,340,000	[e]	3,322,387
U.S. Treasury Notes	1.75	9/30/22	11,400,000		11,195,601
U.S. Treasury Notes	1.38	8/31/23	4,000,000		3,816,564
U.S. Treasury Notes	2.25	11/15/24	7,750,000	[e]	7,717,305
U.S. Treasury Notes	1.63	5/15/26	4,000,000	[e]	3,765,547
					336,403,930
Utilities - 1.8%
Edison International,
Sr. Unscd. Notes	2.40	9/15/22	3,035,000		2,986,904
NiSource Finance,
Gtd. Notes	3.49	5/15/27	3,600,000		3,646,959
Public Service Enterprise Group,
Sr. Unscd. Notes	2.65	11/15/22	3,860,000		3,838,469
Southern,
Sr. Unscd. Notes	1.55	7/1/18	4,990,000		4,980,505
					15,452,837
Total Bonds and Notes
(cost $842,513,190)					842,812,578

Description	Shares	Value ($)
Other Investment - 1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $11,592,767)	11,592,767 [f]	11,592,767
Total Investments (cost $854,105,957)	99.8%	854,405,345
Cash and Receivables (Net)	0.2%	1,834,445
Net Assets	100.0%	856,239,790

GO—General Obligation
LIBOR—London Interbank Offered Rate

[a]	Variable rate security—rate shown is the interest rate in effect at period end.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, these securities were valued at $15,046,476 or 1.76% of net assets.

[c]

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

[d]	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[e]

Security, or portion thereof, on loan. At November 30, 2017, the value of the fund’s securities on loan was $101,361,455 and the value of the collateral held by the fund was $104,605,933, consisting of U.S. Government & Agency securities.

[f]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	443,570,852	-	443,570,852
Foreign Government	-	13,437,654	-	13,437,654
Municipal Bonds	-	42,509,337	-	42,509,337
Registered Investment
Company	11,592,767	-	-	11,592,767
U.S. Government
Agencies/Mortgage-Backed	-	6,890,805	-	6,890,805
U.S. Treasury	-	336,403,930	-	336,403,930

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2017, accumulated net unrealized appreciation on investments was $299,388, consisting of $8,009,587 gross unrealized appreciation and $7,710,199 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Appreciation Fund
November 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.9%
Automobiles & Components - 4.4%
Bridgestone, ADR	14,448		329,674
Daimler	6,357		528,140
Denso, ADR	16,138		456,286
Ferrari	2,939		319,175
Fiat Chrysler Automobiles	10,295		176,044
Honda Motor, ADR	8,948		298,326
Nissan Motor, ADR	8,962		174,401
Sumitomo Electric Industries, ADR	13,020		227,870
Toyota Motor, ADR	6,048		764,104
Volkswagen, ADR	7,750		321,780
			3,595,800
Banks - 12.7%
Australia & New Zealand Banking Group,
ADR	22,898		493,910
Banco Bilbao Vizcaya Argentaria, ADR	52,559		449,905
Banco Santander, ADR	107,420		718,640
Barclays, ADR	26,340		272,619
BNP Paribas, ADR	14,661		556,825
Commerzbank, ADR	20,092	[a]	289,606
Commonwealth Bank of Australia, ADR	2,923	[b]	528,765
Credit Agricole, ADR	35,091		294,378
Danske Bank, ADR	22,808		427,239
Erste Group Bank, ADR	12,733		278,356
Hachijuni Bank, ADR	4,799		288,900
Hang Seng Bank, ADR	12,669		311,531
HSBC Holdings, ADR	21,528		1,068,865
ING Groep, ADR	30,369		549,679
Intesa Sanpaolo, ADR	16,734		339,114
Lloyds Banking Group, ADR	90,723		327,510
Mitsubishi UFJ Financial Group, ADR	70,092		499,756
Mizuho Financial Group, ADR	63,000		229,320
National Australia Bank, ADR	43,206		483,043
Nordea Bank, ADR	9,100		106,361
Shinsei Bank, ADR	35,546		112,681
Societe Generale, ADR	28,045		281,852
Sumitomo Mitsui Financial Group, ADR	35,296		289,427
Sumitomo Mitsui Trust Holdings, ADR	44,240		165,900
United Overseas Bank, ADR	8,700		342,223

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 98.9% (continued)
Banks - 12.7% (continued)
Westpac Banking, ADR	22,315	532,213
		10,238,618
Capital Goods - 11.1%
ABB, ADR	21,572	555,263
Airbus, ADR	22,772	590,250
Asahi Glass, ADR	24,076	200,409
Atlas Copco, Cl. A, ADR	8,647	372,608
Atlas Copco, Cl. B, ADR	5,020	193,672
BAE Systems, ADR	7,289	220,419
CK Hutchison Holdings, ADR	14,471	181,756
FANUC, ADR	16,000	400,048
ITOCHU, ADR	5,705	198,591
Kajima, ADR	3,417	357,931
Kawasaki Heavy Industries, ADR	11,754	158,679
Keppel, ADR	13,187	149,013
Komatsu, ADR	9,788	306,061
Kubota, ADR	3,271	313,048
Marubeni, ADR	1,423	94,837
Metso, ADR	30,248	267,341
Mitsubishi Electric, ADR	9,575	317,938
Mitsubishi, ADR	5,957	301,043
Mitsui & Co., ADR	811	245,791
Nidec, ADR	11,562	395,363
NSK, ADR	7,210	219,198
Rolls-Royce Holdings, ADR	18,030	209,112
Sandvik, ADR	23,276	399,998
Schneider Electric, ADR	2,150	36,937
Siemens, ADR	11,472	780,325
SKF, ADR	10,990	248,154
Sumitomo, ADR	17,536	274,263
Teijin, ADR	8,848	191,342
TOTO, ADR	5,445	304,920
Vinci, ADR	2,800	71,512
Volvo AB, Cl. B, ADR	19,952	378,390
		8,934,212
Commercial & Professional Services - 2.5%
Dai Nippon Printing, ADR	22,828	249,738
Experian, ADR	13,373	277,958
RELX, ADR	16,624	394,986
Secom, ADR	20,620	385,800
Toppan Printing, ADR	30,905	288,875
Wolters Kluwer, ADR	8,172	423,718
		2,021,075

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Consumer Durables & Apparel - 4.0%
adidas, ADR	4,525		472,591
Casio Computer, ADR	1,290		189,284
Cie Financiere Richemont, ADR	40,900		349,981
Electrolux, Cl. B, ADR	3,767		250,016
LVMH Moet Hennessy Louis Vuitton,
ADR	11,669		680,618
Panasonic, ADR	21,520		323,209
Pandora, ADR	9,200		230,828
Sega Sammy Holdings, ADR	94,384		268,051
Sony, ADR	10,522		492,430
			3,257,008
Consumer Services - 1.4%
Compass Group, ADR	19,831		408,717
InterContinental Hotels Group, ADR	5,028		294,942
Sodexo, ADR	14,960		390,980
			1,094,639
Diversified Financials - 2.2%
Credit Suisse Group, ADR	17,222		291,052
Daiwa Securities Group, ADR	42,790		269,149
Deutsche Bank	15,506		292,443
Nomura Holdings, ADR	31,857		190,505
ORIX, ADR	3,179		274,252
UBS Group	27,651	[a]	475,044
			1,792,445
Energy - 4.9%
BP, ADR	17,666		707,877
Eni, ADR	11,575		381,628
Repsol, ADR	15,992		293,773
Royal Dutch Shell, Cl. A, ADR	10,268		658,384
Royal Dutch Shell, Cl. B, ADR	8,593		566,622
Statoil, ADR	10,155		203,912
Total, ADR	15,972		903,217
Woodside Petroleum, ADR	10,215		240,522
			3,955,935
Food & Staples Retailing - 1.0%
Aeon, ADR	15,968		258,203
J Sainsbury, ADR	5,618		70,618
Koninklijke Ahold, ADR	15,426		330,579
Tesco, ADR	21,655		169,320
			828,720
Food, Beverage & Tobacco - 7.2%
Ajinomoto, ADR	10,230		186,288
Anheuser-Busch InBev, ADR	4,685		536,386
British American Tobacco, ADR	8,908		566,816

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Food, Beverage & Tobacco - 7.2% (continued)
Coca-Cola Amatil, ADR	39,762		238,174
Coca-Cola European Partners	600		23,394
Coca-Cola HBC, ADR	7,462	[a]	238,486
Danone, ADR	29,659		502,572
Diageo, ADR	3,298		456,674
Heineken, ADR	7,309		372,467
Imperial Brands, ADR	5,274		219,451
Japan Tobacco, ADR	15,000		248,400
Kirin Holdings, ADR	11,382		267,898
Nestle, ADR	17,855		1,524,996
Orkla, ADR	25,307		252,943
Yamazaki Baking, ADR	1,023		198,009
			5,832,954
Health Care Equipment & Services - 1.7%
Essilor International, ADR	6,934		445,856
Fresenius Medical Care & Co., ADR	7,800		389,064
Olympus, ADR	6,140		253,336
Smith & Nephew, ADR	8,103		290,412
			1,378,668
Household & Personal Products - 2.9%
Henkel AG & Co., ADR	2,322		315,955
Kao, ADR	4,988		337,438
L'Oreal, ADR	9,964		441,266
Reckitt Benckiser Group, ADR	14,141		248,104
Unilever (NY Shares)	10,103		583,347
Unilever, ADR	7,838		442,690
			2,368,800
Insurance - 5.7%
Aegon (NY Shares)	26,227		162,345
Ageas, ADR	6,836		336,598
AIA Group, ADR	26,000		851,760
Allianz, ADR	37,220		877,461
AXA, ADR	14,800		447,256
Legal & General Group, ADR	18,467		338,371
MS&AD Insurance Group Holdings, ADR	16,902		276,635
Prudential, ADR	10,632		533,195
Tokio Marine Holdings, ADR	8,055		363,579
Zurich Insurance Group, ADR	14,447		435,216
			4,622,416
Materials - 7.5%
Air Liquide, ADR	18,553		464,530
Akzo Nobel, ADR	11,115		339,797
Alumina, ADR	30,320		204,266
Amcor, ADR	5,596		262,201

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Materials - 7.5% (continued)
Anglo American, ADR	12,623		116,637
ArcelorMittal	8,151	[a]	246,568
Asahi Kasei, ADR	10,985		277,163
BASF, ADR	30,384		850,752
BHP Billiton, ADR	2,445		88,925
BHP Billiton, ADR	9,104		378,271
Boral, ADR	7,621		174,028
Glencore, ADR	38,136	[a]	347,610
James Hardie Industries, ADR	16,620		273,067
Johnson Matthey, ADR	1,892		155,255
Kobe Steel, ADR	5,450		25,195
Nippon Steel & Sumitomo Metal, ADR	8,082		196,516
Nitto Denko, ADR	5,620		277,105
Norsk Hydro, ADR	20,133		137,025
OJI Holdings, ADR	3,200		195,308
Rio Tinto, ADR	6,824		326,870
South32, ADR	13,639		166,464
Toray Industries, ADR	15,040		287,475
UPM-Kymmene, ADR	8,622		260,048
			6,051,076
Media - 1.2%
Pearson, ADR	12,033		114,313
Publicis Groupe, ADR	14,714		243,664
Sky, ADR	5,057	[a]	255,014
WPP, ADR	3,596		316,232
			929,223
Pharmaceuticals, Biotechnology & Life Sciences - 8.5%
AstraZeneca, ADR	16,886		555,043
Bayer, ADR	21,920		700,344
CSL, ADR	5,200		285,542
Eisai, ADR	4,123		235,629
GlaxoSmithKline, ADR	15,840		555,350
H Lundbeck, ADR	3,300		166,617
Novartis, ADR	15,237		1,307,335
Novo Nordisk, ADR	13,975		723,486
Roche Holding, ADR	38,182		1,205,788
Sanofi, ADR	16,289		743,430
Shire, ADR	1,985		295,269
Takeda Pharmaceutical, ADR	4,000		110,680
Teva Pharmaceutical Industries, ADR	1,100		16,302
			6,900,815
Real Estate - 3.5%
British Land, ADR	9,094		78,117
CapitaLand, ADR	56,796		297,685

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Real Estate - 3.5% (continued)
City Developments, ADR	32,591		294,297
Daiwa House Industry, ADR	7,610		280,999
Hysan Development, ADR	25,301		271,146
LendLease Group, ADR	21,216		256,035
Mitsubishi Estate, ADR	15,000		267,600
Sino Land, ADR	21,641		198,881
Sun Hung Kai Properties, ADR	18,037		295,175
Swire Pacific, Cl. A, ADR	25,906		247,402
Westfield, ADR	24,214		309,528
			2,796,865
Retailing - 1.0%
Hennes & Mauritz, ADR	53,006		246,054
INDITEX, ADR	10,000		177,080
Kingfisher, ADR	20,001		182,769
Marui Group, ADR	5,401		193,086
			798,989
Semiconductors & Semiconductor Equipment - .6%
ASML Holding	1,900		333,488
SUMCO, ADR	1,000		49,700
Tokyo Electron, ADR	3,000		139,230
			522,418
Software & Services - 3.3%
Computershare, ADR	16,642		208,025
Dassault Systemes, ADR	3,770		405,200
Fujitsu, ADR	5,602		210,837
Nice, ADR	3,000		262,530
Nintendo, ADR	4,000		203,920
Sage Group, ADR	8,164		347,215
SAP, ADR	8,462		959,168
UbiSoft Entertainment, ADR	6,400	[a]	97,862
			2,694,757
Technology Hardware & Equipment - 2.9%
Canon, ADR	8,097		310,682
Ericsson, ADR	28,504		178,150
FUJIFILM Holdings, ADR	6,819		280,029
Hitachi, ADR	3,435		257,041
Kyocera, ADR	5,424		383,368
Nokia, ADR	39,630		198,546
Omron, ADR	4,660		277,149
Ricoh, ADR	15,155		132,758
TDK, ADR	3,571		293,929
			2,311,652
Telecommunication Services - 4.0%
BT Group, ADR	10,368		183,410

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Telecommunication Services - 4.0% (continued)
Deutsche Telekom, ADR	25,034		445,605
KDDI, ADR	22,000		311,850
Nippon Telegraph & Telephone, ADR	4,682		243,745
Orange, ADR	15,952		274,853
Singapore Telecommunications, ADR	960		26,502
SoftBank Group, ADR	8,000		339,600
Swisscom, ADR	5,286		279,302
Telecom Italia, ADR	16,796	[a]	139,071
Telefonica, ADR	30,412		310,811
Telenor, ADR	5,288		118,504
Telstra, ADR	12,648		163,918
Vodafone Group, ADR	13,664		420,578
			3,257,749
Transportation - 1.1%
ANA Holdings, ADR	31,722		253,992
Deutsche Lufthansa, ADR	3,566		122,513
International Consolidated Airlines
Group, ADR	9,655		160,756
Nippon Yusen, ADR	34,373	[a]	160,831
Ryanair Holdings, ADR	1,745	[a]	212,785
			910,877
Utilities - 3.6%
Centrica, ADR	10,470		81,697
CLP Holdings, ADR	12,613		130,027
E.ON, ADR	24,594		285,659
EDP - Energias de Portugal, ADR	3,830		134,012
Enel, ADR	70,107		453,242
Engie, ADR	7,886		137,690
Hong Kong & China Gas, ADR	116,060		227,362
Iberdrola, ADR	16,048		508,304
National Grid, ADR	4,340		260,877
RWE, ADR	6,730	[a]	154,305
SSE, ADR	7,960		148,653
United Utilities Group, ADR	6,047		133,457
Veolia Environnement, ADR	9,077		229,013
			2,884,298
Total Common Stocks (cost $92,043,962)			79,980,009
	Principal
	Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills
1.08%, 12/7/17
(cost $53,990)	54,000	[c]	53,991

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - .7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $589,331)	589,331 [d]	589,331
Total Investments (cost $92,687,283)	99.7%	80,623,331
Cash and Receivables (Net)	.3%	236,998
Net Assets	100.0%	80,860,329

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, these securities were valued at $528,765 or .65% of net assets.

[c]	Held by a counterparty for open futures contracts.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF FUTURES
BNY Mellon International Appreciation Fund
November 30, 2017 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Long
MSCI EAFE Index	7	12/2017	693,993	706,720	12,727
Gross Unrealized Appreciation					12,727

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon International Appreciation Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign Common
Stocks†	79,980,009	-	-	79,980,009
Registered Investment
Company	589,331	-	-	589,331
U.S. Treasury	-	53,991	-	53,991
Other Financial
Instruments:
Futures††	12,727	-	-	12,727

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for

NOTES

the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At November 30, 2017, accumulated net unrealized depreciation on investments was $12,063,952, consisting of 16,293,095 gross unrealized appreciation and $28,357,047 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund
November 30, 2017 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 96.9%
Australia - 6.8%
Australia & New Zealand Banking Group	323,225	7,020,966
Bank of Queensland	330,000	3,314,210
Commonwealth Bank of Australia	89,240	5,399,192
National Australia Bank	251,800	5,678,179
Telstra	506,634	1,317,726
Westpac Banking	146,467	3,517,553
		26,247,826
Canada - 4.5%
BCE	42,800	2,048,190
CI Financial	68,800	1,554,486
Inter Pipeline	137,500	2,888,230
National Bank of Canada	57,800	2,847,999
Royal Bank of Canada	28,600	2,235,639
Shaw Communications, Cl. B	78,800	1,755,997
Toronto-Dominion Bank	68,600	3,894,325
		17,224,866
China - 6.9%
ANTA Sports Products	160,000	718,553
Bank of China, Cl. H	5,382,500	2,623,617
Chongqing Changan Automobile, Cl. B	3,095,886	2,919,868
Guangzhou R&F Properties, Cl. H	5,260,000	11,391,674
Industrial & Commercial Bank of China,
Cl. H	4,942,000	3,875,529
Jiangsu Expressway, Cl. H	1,111,300	1,530,169
Zhejiang Expressway, Cl. H	2,802,700	3,366,705
		26,426,115
Czech Republic - 2.9%
CEZ	431,500	9,875,551
Komercni banka	30,800	1,292,399
		11,167,950
Finland - 2.3%
Fortum	415,400	8,748,868
France - 2.6%
Renault	51,750	5,259,574
TOTAL	82,700	4,669,242
		9,928,816
Germany - 3.5%
Deutsche Post	30,000	1,423,997
Muenchener Rueckversicherungs	18,523	4,123,255

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Germany - 3.5% (continued)
ProSiebenSat.1 Media	252,350		8,028,454
			13,575,706
Greece - 1.5%
OPAP	477,300		5,832,847
Hong Kong - 2.6%
Hong Kong & China Gas	395,000		771,173
Li & Fung	18,512,000		8,166,401
WH Group	790,000	[a]	841,128
			9,778,702
Indonesia - .2%
Adaro Energy	5,585,400		704,984
Israel - 2.7%
Bezeq The Israeli Telecommunication
Corporation	6,900,100		10,340,081
Italy - 2.8%
Eni	38,005		624,232
Intesa Sanpaolo	3,010,000		10,102,395
			10,726,627
Japan - 14.2%
Asahi Glass	23,600		987,773
Daito Trust Construction	34,900		6,391,902
Honda Motor	68,000		2,269,514
ITOCHU	638,000		11,092,332
Marubeni	548,800		3,655,747
NTT DOCOMO	58,600		1,519,947
Osaka Gas	38,000		730,522
Sumitomo	706,300		11,069,404
Takeda Pharmaceutical	126,000		6,948,103
Tokyo Electron	53,000		9,874,667
			54,539,911
Luxembourg - .6%
RTL Group	27,200		2,147,992
Macau - 2.4%
Sands China	1,873,500		9,172,001
Malaysia - .5%
British American Tobacco Malaysia	216,600		1,979,761
New Zealand - 2.5%
Auckland International Airport	583,100		2,548,751
Spark New Zealand	2,833,400		7,032,732
			9,581,483
Norway - 2.7%
Marine Harvest	588,000	[b]	10,367,048
Qatar - .0%
Commercial Bank PQSC	12,314	[b]	91,123

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Russia - 2.5%
Severstal	600,000		9,492,303
South Africa - 1.2%
Fortress REIT	238,700	[c]	300,257
MMI Holdings	1,626,700		2,381,093
Mondi	46,100		1,092,627
MTN Group	100,000		943,832
			4,717,809
South Korea - .1%
Korea Electric Power	8,200		282,560
Spain - 1.4%
Banco Santander	690,700		4,644,786
Telefonica	75,600		774,914
			5,419,700
Sweden - .3%
Skanska, Cl. B	50,500		1,108,708
Switzerland - 5.5%
Novartis	79,436		6,796,772
Roche Holding	10,971		2,768,441
STMicroelectronics	325,850		7,398,232
Zurich Insurance Group	13,785		4,163,502
			21,126,947
Taiwan - 5.1%
Asustek Computer	939,000		8,664,281
Chicony Electronics	394,192		1,049,294
Compal Electronics	1,093,900		762,091
Highwealth Construction	2,091,000		2,793,138
Novatek Microelectronics	660,000		2,527,861
Taiwan Semiconductor Manufacturing	420,000		3,161,959
Transcend Information	264,400		739,699
			19,698,323
Turkey - 2.6%
Petkim Petrokimya Holding	5,885,500		9,803,317
United Arab Emirates - .9%
Dubai Islamic Bank	2,208,000		3,628,959
United Kingdom - 14.2%
AstraZeneca	56,940		3,682,647
BP	1,643,000		10,876,320
British American Tobacco	130,712		8,315,101
GlaxoSmithKline	292,100		5,054,096
HSBC Holdings	238,773		2,373,808
Imperial Brands	107,200		4,444,636
Legal & General Group	959,709		3,469,237
Persimmon	41,800		1,436,136
Petrofac	275,300		1,569,353

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares	Value ($)
Common Stocks - 96.9% (continued)
United Kingdom - 14.2% (continued)
Royal Dutch Shell, Cl. A		347,945	11,103,021
Royal Dutch Shell, Cl. B		28,000	907,900
SSE		47,200	874,294
Vodafone Group		174,795	530,107
			54,636,656
United States - .9%
iShares MSCI EAFE ETF		50,000	3,505,500
Total Common Stocks (cost $320,913,991)			372,003,489
	Preferred
	Dividend
Preferred Stocks - 1.3%
South Korea - 1.3%
Hyundai Motor
(cost $4,873,451)	4.43	54,600	4,887,020

Other Investment - .6%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $2,495,825)		2,495,825 [d]	2,495,825
Total Investments (cost $328,283,267)		98.8%	379,386,334
Cash and Receivables (Net)		1.2%	4,481,799
Net Assets		100.0%	383,868,133

ETF—Exchange-Traded Fund

[a]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, these securities were valued at $841,128 or .22% of net assets.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

				Level 3-
	Level 1-	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks	-	368,497,990	†	-	368,497,990
Equity Securities - Foreign
Preferred Stocks	-	4,887,019	†	-	4,887,019
Exchange-Traded Funds	3,505,500			-	3,505,500
Registered Investment		-
Company	2,495,825	-		-	2,495,825

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2017, accumulated net unrealized appreciation on investments was $51,103,067, consisting of $59,380,950 gross unrealized appreciation and $8,277,883 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
November 30, 2017 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 98.6%
Australia - 5.0%
Australia & New Zealand Banking Group	465,796	10,117,838
BHP Billiton	420,626	8,741,940
Macquarie Group	247,444	18,451,132
Woodside Petroleum	376,742	8,922,500
Woolworths	575,035	11,765,349
		57,998,759
Belgium - .7%
bpost	267,343	8,250,484
Brazil - 1.1%
Aperam	242,047	12,378,804
Denmark - 1.3%
Chr. Hansen Holding	160,936	14,619,386
Finland - .8%
UPM-Kymmene	296,033	8,892,894
France - 10.6%
Arkema	98,628	12,073,888
Atos	76,816	11,361,305
BNP Paribas	353,216	26,756,298
Cie de Saint-Gobain	141,196	8,045,164
Cie Generale des Etablissements
Michelin	72,013	10,450,490
Orange	1,143,800	19,714,696
Renault	123,572	12,559,150
Thales	44,816	4,542,238
Vinci	159,679	16,316,425
		121,819,654
Germany - 6.8%
Allianz	95,100	22,428,241
Continental	36,097	9,616,542
Deutsche Post	175,472	8,329,053
Evonik Industries	276,528	10,320,321
Fresenius & Co.	231,647	16,709,931
Infineon Technologies	385,939	10,660,392
		78,064,480
Hong Kong - 2.9%
AIA Group	2,643,400	21,546,147
Sun Hung Kai Properties	725,000	11,900,786
		33,446,933

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Italy - 5.3%
Enel	2,295,634		14,914,254
Fiat Chrysler Automobiles	702,219	[a]	12,066,276
Leonardo	846,125		10,102,202
Moncler	364,278		9,990,369
Telecom Italia	17,169,279	[a]	14,349,750
			61,422,851
Japan - 25.3%
Alps Electric	545,300		17,464,690
Astellas Pharma	872,600		11,090,453
Chubu Electric Power	599,300		7,585,783
Daiwa Securities Group	947,000		5,909,932
Denso	246,200		13,873,740
Hitachi	3,150,000		23,497,690
ITOCHU	468,400		8,143,649
Japan Airlines	250,500		9,202,769
JTEKT	309,800		5,349,892
KDDI	470,900		13,517,580
MINEBEA MITSUMI	398,600		7,906,545
Mitsubishi Electric	881,000		14,610,557
Nintendo	39,100		15,874,568
Recruit Holdings	448,800		10,534,622
Seven & i Holdings	359,000		14,734,228
Shionogi & Co.	152,000		8,484,297
Showa Denko KK	193,100		7,210,512
Showa Shell Sekiyu	1,168,300		14,969,465
Sony	622,000		28,953,627
Sumitomo Mitsui Financial Group	592,300		24,075,922
Suzuki Motor	325,800		17,573,861
Zeon Corp	808,000		11,232,685
			291,797,067
Macau - 1.5%
Sands China	3,615,200		17,698,755
Netherlands - 5.5%
ABN AMRO Group	748,484	[b]	22,153,113
Heineken	177,420		18,083,534
NN Group	532,297		23,396,118
			63,632,765
Norway - .7%
Telenor	354,937		7,959,987
Portugal - 1.4%
Galp Energia	864,629		16,328,888
Singapore - .6%
Ascendas Real Estate Investment Trust	3,545,400		6,948,982

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Spain - 3.4%
ACS Actividades de Construccion y
Servicios	325,876		12,617,910
Banco Santander	3,924,625		26,392,129
			39,010,039
Sweden - .7%
Volvo, Cl. B	410,043		7,867,392
Switzerland - 8.6%
ABB	384,745		9,848,144
Adecco Group	128,346		9,702,851
Julius Baer Group	294,340	[a]	17,309,407
Lonza Group	55,351	[a]	14,460,763
Novartis	280,243		23,978,393
Roche Holding	92,572		23,359,781
			98,659,339
United Kingdom - 15.8%
Anglo American	417,551		7,682,083
Compass Group	354,480		7,193,351
Diageo	746,328		25,784,954
Ferguson	109,774		7,925,371
Imperial Brands	515,509		21,373,601
Prudential	738,141		18,570,825
Royal Dutch Shell, Cl. B	444,060		14,398,650
Shire	260,221		12,908,320
Smiths Group	265,950		5,341,619
SSE	1,205,541		22,330,459
Standard Chartered	1,744,118	[a]	17,434,406
Unilever	384,297		21,700,679
			182,644,318
United States - .6%
iShares MSCI EAFE ETF	97,459		6,832,851
Total Common Stocks (cost $980,269,785)			1,136,274,628
	Number of
	Rights
Rights - .0%
Spain - .0%
Banco Santander
(cost $132,696)	3,924,625	[a]	191,523

Other Investment - .6%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $6,792,610)	6,792,610	[c]	6,792,610

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $987,195,091)	99.2%	1,143,258,761
Cash and Receivables (Net)	.8%	8,804,724
Net Assets	100.0%	1,152,063,485

ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, these securities were valued at $22,153,113 or 1.92% of net assets.

[c]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks	-	1,129,441,777	†	-	1,129,441,777
Exchange-Traded Funds	6,832,851	-		-	6,832,851
Registered Investment Company	6,792,610	-		-	6,792,610
Rights	191,523	-		-	191,523

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2017, accumulated net unrealized appreciation on investments was $156,063,670, consisting of $183,158,487 gross unrealized appreciation and $27,094,817 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Market Opportunities Fund
November 30, 2017 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 47.0%
Capital Goods - 5.0%
3M	3,245	788,989
Acuity Brands	629	107,823
Deere & Co.	5,240	785,266
Donaldson	1,309	65,319
Emerson Electric	1,455	94,313
Fastenal	2,355	123,378
Flowserve	1,925	81,967
Honeywell International	4,722	736,443
Illinois Tool Works	4,473	757,055
Toro	930	60,683
		3,601,236
Consumer Durables & Apparel - .2%
NIKE, Cl. B	2,611	157,757
Consumer Services - 1.4%
McDonald's	890	153,053
Starbucks	2,502	144,666
Yum! Brands	8,760	731,197
		1,028,916
Diversified Financials - 4.2%
Ally Financial	39,830	1,069,834
Charles Schwab	21,395	1,043,862
Invesco	25,608	926,241
		3,039,937
Energy - 2.8%
Andeavor	6,600	696,102
EOG Resources	1,551	158,698
Halliburton	730	30,499
Occidental Petroleum	2,041	143,891
Pioneer Natural Resources	360	56,174
Schlumberger	1,981	124,506
Valero Energy	9,785	837,792
		2,047,662
Food & Staples Retailing - 1.2%
Costco Wholesale	4,855	895,408
Food, Beverage & Tobacco - 2.0%
Constellation Brands, Cl. A	3,520	765,917
Philip Morris International	6,534	671,369
		1,437,286

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 47.0% (continued)
Health Care Equipment & Services - 4.3%
Abbott Laboratories	19,105		1,076,949
Cerner	2,250	[a]	159,053
Edwards Lifesciences	657	[a]	77,000
Henry Schein	2,034	[a]	145,329
Intuitive Surgical	485	[a]	193,893
ResMed	1,300		111,020
Stryker	914		142,584
UnitedHealth Group	4,612		1,052,320
Varian Medical Systems	1,126	[a]	125,831
			3,083,979
Household & Personal Products - .5%
Colgate-Palmolive	1,581		114,543
Estee Lauder, Cl. A	1,860		232,184
			346,727
Insurance - 1.2%
Hartford Financial Services Group	15,350		881,704
Materials - 2.0%
DowDuPont	11,180		804,513
Ecolab	940		127,765
FMC	1,495		141,128
International Flavors & Fragrances	730		113,471
Monsanto	1,069		126,505
Praxair	958		147,455
			1,460,837
Media - 2.1%
Comcast, Cl. A	19,025		714,199
Twenty-First Century Fox, Cl. A	21,260		679,044
Walt Disney	1,418		148,635
			1,541,878
Pharmaceuticals, Biotechnology & Life Sciences - 2.9%
Agilent Technologies	12,570		870,347
Allergan	3,712		645,257
Biogen	462	[a]	148,843
Celgene	874	[a]	88,125
Gilead Sciences	1,010		75,528
Johnson & Johnson	1,069		148,944
Mettler-Toledo International	159	[a]	100,044
			2,077,088
Real Estate - .6%
Equinix	893	[b]	414,790
Retailing - 2.0%
Amazon. com	876	[a]	1,030,833
O'Reilly Automotive	486	[a]	114,798
The TJX Companies	2,416		182,529

Description	Shares		Value ($)
Common Stocks - 47.0% (continued)
Retailing - 2.0% (continued)
Tractor Supply	2,234		152,448
			1,480,608
Semiconductors & Semiconductor Equipment - 3.6%
Broadcom	3,794		1,054,504
NVIDIA	7,879		1,581,394
			2,635,898
Software & Services - 9.9%
Adobe Systems	7,565	[a]	1,372,821
Alphabet, Cl. A	1,471	[a]	1,524,206
Alphabet, Cl. C	126	[a]	128,698
Automatic Data Processing	930		106,448
Cognizant Technology Solutions, Cl. A	1,805		130,465
Electronic Arts	9,234	[a]	982,036
Jack Henry & Associates	1,410		162,601
Manhattan Associates	2,280	[a]	101,118
Mastercard, Cl. A	1,803		271,297
Microsoft	13,954		1,174,508
Oracle	2,606		127,850
Paychex	2,366		159,255
Visa, Cl. A	8,405		946,319
			7,187,622
Technology Hardware & Equipment - .9%
Amphenol, Cl. A	2,758		249,847
Cisco Systems	4,133		154,161
IPG Photonics	707	[a]	161,889
TE Connectivity	1,170		110,495
			676,392
Transportation - .2%
Expeditors International of Washington	2,325		150,614
Total Common Stocks (cost $21,713,970)			34,146,339

Other Investment - 53.0%
Registered Investment Company;
BNY Mellon Income Stock Fund, Cl. M	790,045	[c]	7,821,447
Dreyfus Institutional Preferred
Government Plus Money Market Fund	700,998	[d]	700,998
Dreyfus Research Growth Fund, Cl. Y	1,177,818	[c,e]	19,045,314
Dreyfus Strategic Value Fund, Cl. Y	250,538	[c]	10,915,956
Total Other Investment (cost $30,169,201)			38,483,715

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $51,883,171)	100.0%	72,630,054
Liabilities, Less Cash and Receivables	.0%	(4,199)
Net Assets	100.0%	72,625,855

a Non-income producing security.
b Investment in real estate investment trust.
c Investment in affiliated mutual fund.
d Investment in affiliated money market mutual fund.
e The fund's investment in the Dreyfus Research Growth Fund represents 26.2% of the fund's total investments. The Dreyfus Research Growth Fund seeks to provide long-term capital appreciation.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	52.0
Software & Services	9.9
Capital Goods	5.0
Health Care Equipment & Services	4.3
Diversified Financials	4.2
Semiconductors & Semiconductor Equipment	3.6
Pharmaceuticals, Biotechnology & Life Sciences	2.9
Energy	2.8
Media	2.1
Retailing	2.0
Materials	2.0
Food, Beverage & Tobacco	2.0
Consumer Services	1.4
Food & Staples Retailing	1.2
Insurance	1.2
Money Market Investment	1.0
Technology Hardware & Equipment	.9
Real Estate	.6
Household & Personal Products	.5
Consumer Durables & Apparel	.2
Transportation	.2
100.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Market Opportunities Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	33,091,835	-	-	33,091,835
Equity Securities—
Foreign Common
Stocks†	1,054,504	-	-	1,054,504
Registered Investment
Companies	38,483,715	-	-	38,483,715

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2017, accumulated net unrealized appreciation on investments was $20,746,883, consisting of $20,981,700 gross unrealized appreciation and $234,817 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund
November 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - 1.0%
Lear	14,255		2,578,587
Visteon	4,725	[a]	622,235
			3,200,822
Banks - 6.8%
Bank of America	244,300		6,881,931
Comerica	30,030		2,501,799
JPMorgan Chase & Co.	76,374		7,982,610
Wells Fargo & Co.	59,749		3,374,026
			20,740,366
Capital Goods - 4.5%
Boeing	19,150		5,300,720
Caterpillar	3,875		546,956
Honeywell International	4,295		669,848
Ingersoll-Rand	27,535		2,412,617
Lockheed Martin	6,415		2,047,155
Spirit AeroSystems Holdings, Cl. A	34,977		2,946,812
			13,924,108
Consumer Durables & Apparel - .9%
Toll Brothers	55,190		2,777,713
Consumer Services - 2.5%
Carnival	40,485		2,657,435
Darden Restaurants	31,596		2,664,175
Royal Caribbean Cruises	19,910		2,466,451
			7,788,061
Diversified Financials - 5.8%
American Express	40,296		3,937,322
Ameriprise Financial	3,090		504,381
Berkshire Hathaway, Cl. B	8,275	[a]	1,597,158
Discover Financial Services	38,100		2,689,860
Eaton Vance	44,690		2,470,463
S&P Global	19,085		3,158,186
State Street	32,045		3,055,491
Synchrony Financial	13,130		471,236
			17,884,097
Energy - 7.0%
Chevron	43,155		5,135,013
Exxon Mobil	85,572		7,127,292
Halliburton	62,085		2,593,911
Marathon Petroleum	43,140		2,701,858

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 7.0% (continued)
Valero Energy	39,017		3,340,636
Williams Cos.	17,320		503,146
			21,401,856
Food & Staples Retailing - 3.8%
Costco Wholesale	7,920		1,460,686
CVS Health	40,245		3,082,767
Walgreens Boots Alliance	38,660		2,812,902
Wal-Mart Stores	45,153		4,390,226
			11,746,581
Food, Beverage & Tobacco - 4.0%
Altria Group	27,682		1,877,670
Campbell Soup	51,130		2,520,709
Conagra Brands	74,915		2,796,577
PepsiCo	39,130		4,559,428
Philip Morris International	4,360		447,990
			12,202,374
Health Care Equipment & Services - 5.5%
Baxter International	48,820		3,199,175
Cigna	9,576		2,027,526
Danaher	33,865		3,195,501
Express Scripts Holding	31,870	[a]	2,077,287
Humana	10,750		2,804,245
UnitedHealth Group	15,865		3,619,917
			16,923,651
Household & Personal Products - 1.3%
Church & Dwight	10,715		504,569
Kimberly-Clark	20,540		2,459,870
Procter & Gamble	10,834		974,952
			3,939,391
Insurance - 4.0%
Allstate	32,125		3,297,953
Aon	21,020		2,947,424
Marsh & McLennan Cos.	36,260		3,043,302
Principal Financial Group	27,700		1,960,883
Prudential Financial	3,656		423,511
Unum Group	8,860		501,653
			12,174,726
Materials - 1.6%
Air Products & Chemicals	15,730		2,564,619
FMC	10,590		999,696
Owens-Illinois	21,570	[a]	522,425
Westlake Chemical	8,485		830,936
			4,917,676

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Media - 2.3%
Omnicom Group	4,270		305,049
Time Warner	29,996		2,744,934
Walt Disney	38,134		3,997,206
			7,047,189
Pharmaceuticals, Biotechnology & Life Sciences - 10.1%
AbbVie	14,675		1,422,301
Agilent Technologies	27,680		1,916,563
Amgen	23,399		4,110,268
Biogen	1,470	[a]	473,590
Bristol-Myers Squibb	6,555		414,210
Celgene	26,980	[a]	2,720,393
Eli Lilly & Co.	6,375		539,580
Johnson & Johnson	50,778		7,074,899
Merck & Co.	72,906		4,029,515
Pfizer	143,636		5,208,241
Thermo Fisher Scientific	16,775		3,233,549
			31,143,109
Real Estate - 1.1%
Public Storage	13,180	[b]	2,808,922
Vornado Realty Trust	6,505	[b]	504,918
			3,313,840
Retailing - 4.2%
Amazon. com	4,415	[a]	5,195,351
Best Buy	49,325		2,940,263
Burlington Stores	11,900	[a]	1,265,803
Home Depot	7,294		1,311,607
Lowe's	21,029		1,753,188
The TJX Companies	6,375		481,631
			12,947,843
Semiconductors & Semiconductor Equipment - 3.3%
Applied Materials	70,700		3,730,839
Lam Research	15,880		3,054,200
Skyworks Solutions	23,360		2,446,726
Texas Instruments	8,686		845,061
			10,076,826
Software & Services - 12.6%
Accenture, Cl. A	14,350		2,123,944
Alphabet, Cl. A	5,697	[a]	5,903,060
Alphabet, Cl. C	5,696	[a]	5,817,951
CDK Global	23,735		1,639,851
Citrix Systems	4,265	[a]	373,742
Electronic Arts	23,915	[a]	2,543,360
Facebook, Cl. A	38,366	[a]	6,797,688
Fiserv	7,715	[a]	1,014,137

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Software & Services - 12.6% (continued)
International Business Machines	23,811		3,666,180
Microsoft	60,565		5,097,756
Red Hat	6,490	[a]	822,672
VMware, Cl. A	23,555	[a]	2,829,191
			38,629,532
Technology Hardware & Equipment - 8.5%
Apple	70,096		12,045,998
Cisco Systems	130,445		4,865,599
F5 Networks	10,875	[a]	1,459,425
HP	144,295		3,095,128
Jabil Circuit	38,935		1,123,275
Juniper Networks	34,170		948,559
Western Digital	31,975		2,521,549
			26,059,533
Telecommunication Services - 3.0%
AT&T	149,862		5,451,980
TE Connectivity	6,500		613,860
T-Mobile US	40,530	[a]	2,475,167
Verizon Communications	12,754		649,051
			9,190,058
Transportation - 3.8%
Copa Holdings	3,530		473,691
Delta Air Lines	27,502		1,455,406
Norfolk Southern	20,840		2,889,049
Southwest Airlines	49,420		2,998,311
Union Pacific	31,555		3,991,708
			11,808,165
Utilities - 1.7%
FirstEnergy	12,700		433,578
MDU Resources Group	75,740		2,116,933
Sempra Energy	22,205		2,686,583
			5,237,094
Total Investments (cost $221,590,036)	99.3%		305,074,611
Cash and Receivables (Net)	.7%		2,019,459
Net Assets	100.0%		307,094,070

a Non-income producing security.
b Investment in real estate investment trust.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	12.6
Pharmaceuticals, Biotechnology & Life Sciences	10.1
Technology Hardware & Equipment	8.5
Energy	7.0
Banks	6.8
Diversified Financials	5.8
Health Care Equipment & Services	5.5
Capital Goods	4.5
Retailing	4.2
Food, Beverage & Tobacco	4.0
Insurance	4.0
Transportation	3.8
Food & Staples Retailing	3.8
Semiconductors & Semiconductor Equipment	3.3
Telecommunication Services	3.0
Consumer Services	2.5
Media	2.3
Utilities	1.7
Materials	1.6
Household & Personal Products	1.3
Real Estate	1.1
Automobiles & Components	1.0
Consumer Durables & Apparel	.9
99.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	304,600,920	-	-	304,600,920
Equity Securities—
Foreign Common
Stocks†	473,691	-	-	473,691

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2017, accumulated net unrealized appreciation on investments was $83,484,575, consisting of $85,961,439 gross unrealized appreciation and $2,476,864 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
November 30, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 96.6%
Illinois - .7%
Chicago,
GO	5.00	1/1/23	1,970,000	2,139,656
Massachusetts - 89.3%
Barnstable,
GO	4.00	9/15/21	580,000	628,633
Berkshire Wind Power Cooperative
Corporation,
Wind Project Revenue	5.25	7/1/23	750,000	803,415
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/30	1,000,000	1,172,460
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/31	600,000	702,378
Brookline,
GO	5.00	3/15/25	1,360,000	1,643,302
Dedham,
GO (Municipal Purpose Loan)	4.00	6/15/26	555,000	628,920
Dedham,
GO (Municipal Purpose Loan)	4.00	6/15/29	495,000	549,623
Dedham,
GO (Municipal Purpose Loan)	4.00	6/15/30	495,000	547,109
Mansfield,
GO	4.00	5/15/29	815,000	911,097
Mansfield,
GO	4.00	5/15/30	845,000	943,409
Massachusetts,
Commonwealth Transportation Fund
Revenue (Rail Enhancement and
Accelerated Bridge Programs)	4.00	6/1/46	2,500,000	2,657,250
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/25	5,060,000	5,998,579
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/27	2,000,000	2,364,260
Massachusetts,
GO	5.00	2/1/33	2,000,000	2,385,280
Massachusetts,
GO	5.00	4/1/37	3,015,000	3,561,378
Massachusetts,
GO	4.50	12/1/43	5,000,000	5,417,250
Massachusetts,
GO (Consolidated Loan)	5.00	3/1/31	2,250,000	2,604,105

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.6% (continued)
Massachusetts - 89.3% (continued)
Massachusetts,
GO (Consolidated Loan) (Prerefunded)	5.00	8/1/21	5,000,000	[a]	5,584,600
Massachusetts,
GO (Consolidated Loan) (Prerefunded)	5.00	7/1/22	2,500,000	[a]	2,860,450
Massachusetts,
GO, 3 Month LIBOR + .46%	1.38	11/1/18	2,500,000	[b]	2,500,350
Massachusetts,
GO, Refunding	5.00	7/1/29	1,000,000		1,196,680
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue	5.25	7/1/21	2,000,000		2,247,440
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue	5.25	7/1/22	2,430,000		2,793,091
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue	0.00	7/1/32	2,500,000	[c]	1,566,825
Massachusetts Clean Energy Cooperative
Corporation,
Clean Energy Cooperative Revenue (A
Massachusetts Municipal Lighting Plant
Cooperative)	5.00	7/1/28	1,250,000		1,436,200
Massachusetts Clean Water Trust,
Revenue	5.00	2/1/35	990,000		1,149,152
Massachusetts College Building Authority,
Project Revenue	5.00	5/1/27	3,000,000		3,455,790
Massachusetts Department of
Transportation,
Metropolitan Highway System Senior
Revenue	5.00	1/1/32	1,530,000		1,626,359
Massachusetts Department of
Transportation,
Metropolitan Highway System
Subordinated Revenue
(Commonwealth Contract Assistance
Secured)	5.00	1/1/35	3,045,000		3,238,692
Massachusetts Development Finance
Agency,
Revenue (Babson College Issue)	5.00	10/1/25	545,000		645,950
Massachusetts Development Finance
Agency,
Revenue (Baystate Medical Center
Issue)	5.00	7/1/24	350,000		408,758
Massachusetts Development Finance
Agency,
Revenue (Bentley University Issue)	5.00	7/1/40	1,500,000		1,721,640

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 96.6% (continued)
Massachusetts - 89.3% (continued)
Massachusetts Development Finance
Agency,
Revenue (Berklee College of Music
Issue)	5.00	10/1/29	1,000,000	1,192,480
Massachusetts Development Finance
Agency,
Revenue (Berklee College of Music
Issue)	5.00	10/1/37	1,750,000	2,034,270
Massachusetts Development Finance
Agency,
Revenue (Berklee College of Music)	5.00	10/1/23	400,000	461,380
Massachusetts Development Finance
Agency,
Revenue (Boston Medical Center Issue)	5.00	7/1/23	765,000	866,493
Massachusetts Development Finance
Agency,
Revenue (Boston Medical Center Issue)	5.00	7/1/24	475,000	544,407
Massachusetts Development Finance
Agency,
Revenue (Boston Medical Center Issue)	5.00	7/1/25	500,000	579,040
Massachusetts Development Finance
Agency,
Revenue (Boston Medical Center Issue)	5.00	7/1/26	500,000	582,085
Massachusetts Development Finance
Agency,
Revenue (Boston Medical Center Issue)
(Green Bonds)	5.00	7/1/44	2,000,000	2,203,640
Massachusetts Development Finance
Agency,
Revenue (Boston University Issue)	4.00	10/1/32	1,000,000	1,078,610
Massachusetts Development Finance
Agency,
Revenue (Boston University Issue)	5.00	10/1/46	2,000,000	2,306,360
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/22	1,000,000	1,130,520
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/24	1,000,000	1,167,880
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/26	1,000,000	1,195,990
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/29	1,000,000	1,172,480
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/30	1,000,000	1,165,830

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 96.6% (continued)
Massachusetts - 89.3% (continued)
Massachusetts Development Finance
Agency,
Revenue (Dana-Farber Cancer Institute
Issue)	5.00	12/1/32	1,565,000	1,823,851
Massachusetts Development Finance
Agency,
Revenue (Dana-Farber Cancer Institute
Issue)	5.00	12/1/33	1,500,000	1,741,635
Massachusetts Development Finance
Agency,
Revenue (Emerson College Issue)	5.00	1/1/19	2,000,000	2,070,200
Massachusetts Development Finance
Agency,
Revenue (Emerson College Issue)	5.00	1/1/22	565,000	629,133
Massachusetts Development Finance
Agency,
Revenue (Emerson College Issue)	5.00	1/1/23	400,000	453,292
Massachusetts Development Finance
Agency,
Revenue (Emerson College Issue)	5.00	1/1/25	1,000,000	1,166,820
Massachusetts Development Finance
Agency,
Revenue (Emmanuel College Issue)	5.00	10/1/30	1,000,000	1,159,060
Massachusetts Development Finance
Agency,
Revenue (Emmanuel College Issue)
(Green Bonds)	4.00	10/1/46	1,000,000	1,012,590
Massachusetts Development Finance
Agency,
Revenue (Lahey Health System
Obligated Group Issue)	5.00	8/15/27	1,000,000	1,097,050
Massachusetts Development Finance
Agency,
Revenue (Lahey Health System
Obligated Group Issue)	5.00	8/15/28	1,000,000	1,094,760
Massachusetts Development Finance
Agency,
Revenue (Lesley University Issue)	5.00	7/1/28	1,550,000	1,823,823
Massachusetts Development Finance
Agency,
Revenue (Lesley University Issue)	5.00	7/1/31	1,000,000	1,160,870
Massachusetts Development Finance
Agency,
Revenue (MCPHS University Issue)	5.00	7/1/37	465,000	533,016
Massachusetts Development Finance
Agency,
Revenue (Olin College Issue)	5.00	11/1/38	5,000,000	5,720,900

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 96.6% (continued)
Massachusetts - 89.3% (continued)
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/25	1,825,000	2,032,338
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	4.00	7/1/32	2,000,000	2,128,560
Massachusetts Development Finance
Agency,
Revenue (SABIS International Charter
School Issue)	5.00	4/15/33	3,410,000	3,757,990
Massachusetts Development Finance
Agency,
Revenue (SABIS International Charter
School Issue)	5.00	4/15/40	1,230,000	1,342,127
Massachusetts Development Finance
Agency,
Revenue (Simmons College Issue)	5.25	10/1/24	465,000	539,093
Massachusetts Development Finance
Agency,
Revenue (Simmons College Issue)	5.00	10/1/25	700,000	831,845
Massachusetts Development Finance
Agency,
Revenue (Simmons College Issue)	5.00	10/1/29	1,000,000	1,158,930
Massachusetts Development Finance
Agency,
Revenue (South Shore Hospital Issue)	5.00	7/1/24	530,000	614,742
Massachusetts Development Finance
Agency,
Revenue (South Shore Hospital Issue)	5.00	7/1/25	500,000	586,520
Massachusetts Development Finance
Agency,
Revenue (South Shore Hospital Issue)	5.00	7/1/28	750,000	873,128
Massachusetts Development Finance
Agency,
Revenue (South Shore Hospital Issue)	5.00	7/1/41	2,000,000	2,212,700
Massachusetts Development Finance
Agency,
Revenue (Southcoast Health System
Obligated Group Issue)	4.00	7/1/20	530,000	557,014
Massachusetts Development Finance
Agency,
Revenue (Sterling and Francine Clark
Art Institute Issue)	5.00	7/1/28	1,000,000	1,214,510
Massachusetts Development Finance
Agency,
Revenue (Sterling and Francine Clark
Art Institute Issue)	5.00	7/1/32	1,910,000	2,226,162

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.6% (continued)
Massachusetts - 89.3% (continued)
Massachusetts Development Finance
Agency,
Revenue (Suffolk University Issue)	5.13	7/1/40	210,000		226,168
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/23	1,250,000		1,442,600
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/25	1,340,000		1,578,962
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/28	1,300,000		1,531,543
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/29	2,250,000		2,632,253
Massachusetts Development Finance
Agency,
Revenue (The Broad Institute Issue)
(Prerefunded)	5.25	4/1/21	3,675,000	[a]	4,101,263
Massachusetts Development Finance
Agency,
Revenue (The Broad Institute Issue)
(Prerefunded)	5.25	4/1/21	4,500,000	[a]	5,021,955
Massachusetts Development Finance
Agency,
Revenue (The Park School Issue)	5.00	9/1/21	300,000		329,664
Massachusetts Development Finance
Agency,
Revenue (UMass Memorial Health Care
Obligated Group Issue)	5.00	7/1/24	1,000,000		1,151,350
Massachusetts Development Finance
Agency,
Revenue (UMass Memorial Health Care
Obligated Group Issue)	5.00	7/1/25	2,375,000		2,769,915
Massachusetts Development Finance
Agency,
Revenue (UMass Memorial Health Care
Obligated Group Issue)	5.00	7/1/28	1,000,000		1,161,690
Massachusetts Development Finance
Agency,
Revenue (Wentworth Institute of
Technology Issue)	5.00	10/1/20	705,000		765,221
Massachusetts Development Finance
Agency,
Revenue (Wentworth Institute of
Technology Issue)	5.00	10/1/24	550,000		632,412
Massachusetts Development Finance
Agency,
Revenue (Western New England
University Issue)	5.00	9/1/35	1,000,000		1,104,660

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 96.6% (continued)
Massachusetts - 89.3% (continued)
Massachusetts Development Finance
Agency,
Revenue (Western New England
University Issue)	5.00	9/1/40	2,650,000	2,913,649
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	4.00	1/1/19	170,000	174,384
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/20	200,000	213,186
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/21	100,000	109,341
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/22	200,000	223,614
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/23	250,000	284,465
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	3.00	1/1/25	190,000	198,510
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	4.00	1/1/26	130,000	144,983
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/27	310,000	370,797
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/28	140,000	166,503
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/29	200,000	236,510
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/30	410,000	481,746

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 96.6% (continued)
Massachusetts - 89.3% (continued)
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/31	415,000	485,542
Massachusetts Development Finance
Agency,
Revenue (Wheelock College Issue)	5.25	10/1/37	945,000	937,629
Massachusetts Development Finance
Agency,
Revenue (Williams College Issue)	5.00	7/1/30	1,000,000	1,220,260
Massachusetts Development Finance
Agency,
Revenue (Worcester City Campus
Corporation Issue) (University of
Massachusetts Project)	5.00	10/1/20	905,000	987,536
Massachusetts Development Finance
Agency,
Revenue (Worcester City Campus
Corporation Issue) (University of
Massachusetts Project)	5.00	10/1/21	830,000	930,671
Massachusetts Development Finance
Agency,
Revenue, Refunding (The Broad
Institute Inc.)	5.00	4/1/25	1,000,000	1,194,420
Massachusetts Development Finance
Agency,
Revenue, Refunding (The Broad
Institute Inc.)	5.00	4/1/26	2,000,000	2,422,120
Massachusetts Development Finance
Agency,
Revenue, Refunding (The Broad
Institute Inc.)	5.00	4/1/34	750,000	895,110
Massachusetts Development Finance
Agency,
Revenue, Refunding (The Broad
Institute Inc.)	5.00	4/1/35	500,000	594,365
Massachusetts Development Finance
Agency,
Revenue, Refunding (The Broad
Institute Inc.)	5.00	4/1/36	3,250,000	3,838,867
Massachusetts Development Finance
Agency,
Revenue, Refunding (The Broad
Institute Inc.)	5.00	4/1/37	750,000	884,490
Massachusetts Development Finance
Agency,
Revenue, Refunding (Williams College)	5.00	7/1/30	525,000	606,191

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.6% (continued)
Massachusetts - 89.3% (continued)
Massachusetts Development Finance
Agency,
Special Obligation Revenue
(Commonwealth Contract Assistance)	5.00	5/1/34	1,000,000		1,114,780
Massachusetts Development Finance
Agency,
Special Obligation Revenue
(Commonwealth Contract Assistance)	5.00	5/1/39	1,460,000		1,624,323
Massachusetts Development Finance
Agency,
SWDR (Dominion Energy Brayton Point
Issue) (Prerefunded)	5.75	5/1/19	2,000,000	[a]	2,114,800
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue I)	5.00	1/1/20	1,400,000		1,477,014
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue J)	5.00	7/1/21	2,350,000		2,559,761
Massachusetts Educational Financing
Authority,
Revenue (Refunding)	5.00	7/1/24	2,000,000		2,257,400
Massachusetts Health and Educational
Facilities Authority,
Revenue (Berklee College of Music
Issue)	5.00	10/1/32	125,000		125,369
Massachusetts Health and Educational
Facilities Authority,
Revenue (Berklee College of Music
Issue)	5.00	10/1/37	360,000		361,033
Massachusetts Health and Educational
Facilities Authority,
Revenue (Cape Cod Healthcare
Obligated Group Issue) (Insured;
Assured Guaranty Corp.) (Prerefunded)	5.13	11/15/19	1,000,000	[a]	1,067,710
Massachusetts Health and Educational
Facilities Authority,
Revenue (CareGroup Issue)	5.00	7/1/18	690,000		704,131
Massachusetts Health and Educational
Facilities Authority,
Revenue (CareGroup Issue) (Insured;
National Public Finance Guarantee
Corp.) (Prerefunded)	5.25	7/1/18	1,000,000	[a]	1,022,600
Massachusetts Health and Educational
Facilities Authority,
Revenue (Dana-Farber Cancer Institute
Issue)	5.25	12/1/22	2,750,000		2,866,050
Massachusetts Health and Educational
Facilities Authority,
Revenue (Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	2,000,000		2,086,540

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.6% (continued)
Massachusetts - 89.3% (continued)
Massachusetts Health and Educational
Facilities Authority,
Revenue (Isabella Stewart Gardner
Museum Issue) (Prerefunded)	5.00	5/1/19	2,525,000	[a]	2,645,493
Massachusetts Health and Educational
Facilities Authority,
Revenue (Massachusetts Institute of
Technology Issue)	5.50	7/1/22	1,800,000		2,098,098
Massachusetts Health and Educational
Facilities Authority,
Revenue (Massachusetts Institute of
Technology Issue)	5.00	7/1/23	3,335,000		3,898,615
Massachusetts Health and Educational
Facilities Authority,
Revenue (Northeastern University
Issue)	5.00	10/1/24	1,000,000		1,140,270
Massachusetts Health and Educational
Facilities Authority,
Revenue (Northeastern University
Issue)	5.00	10/1/24	2,000,000		2,172,580
Massachusetts Health and Educational
Facilities Authority,
Revenue (Northeastern University
Issue)	5.63	10/1/29	3,000,000		3,209,520
Massachusetts Health and Educational
Facilities Authority,
Revenue (Northeastern University
Issue)	5.00	10/1/30	3,000,000		3,239,910
Massachusetts Health and Educational
Facilities Authority,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/22	115,000		115,331
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	590,000	[a]	619,600
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	410,000	[a]	430,570
Massachusetts Health and Educational
Facilities Authority,
Revenue (Sterling and Francine Clark
Art Institute Issue) (Prerefunded)	5.00	7/1/20	4,640,000	[a]	5,033,936
Massachusetts Health and Educational
Facilities Authority,
Revenue (Suffolk University Issue)	6.25	7/1/30	840,000		900,094
Massachusetts Health and Educational
Facilities Authority,
Revenue (Tufts University Issue)	5.25	2/15/26	3,130,000		3,845,017

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 96.6% (continued)
Massachusetts - 89.3% (continued)
Massachusetts Housing Finance Agency,
Housing Revenue	4.00	6/1/19	780,000	804,040
Massachusetts Housing Finance Agency,
Housing Revenue	2.95	12/1/32	1,000,000	951,980
Massachusetts Housing Finance Agency,
SFHR	3.50	12/1/46	1,690,000	1,771,593
Massachusetts Port Authority,
Revenue	5.00	7/1/24	315,000	367,454
Massachusetts Port Authority,
Revenue	5.00	7/1/27	1,345,000	1,506,790
Massachusetts Port Authority,
Revenue	5.00	7/1/28	2,500,000	2,703,675
Massachusetts Port Authority,
Revenue	5.00	7/1/28	200,000	232,360
Massachusetts Port Authority,
Revenue	5.00	7/1/29	200,000	231,022
Massachusetts Port Authority,
Revenue	5.00	7/1/31	1,500,000	1,699,290
Massachusetts Port Authority,
Revenue	5.00	7/1/32	750,000	876,390
Massachusetts Port Authority,
Revenue	5.00	7/1/33	2,000,000	2,329,060
Massachusetts Port Authority,
Revenue	5.00	7/1/40	2,000,000	2,148,260
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/26	4,000,000	4,568,120
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/29	2,700,000	3,070,440
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/30	2,000,000	2,272,480
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	4.00	8/15/32	2,500,000	2,690,200
Massachusetts Transportation Fund,
Revenue (Rail Enhancement &
Accelerated Bridge Programs)	5.00	6/1/36	3,300,000	3,825,822
Massachusetts Turnpike Authority,
Turnpike Revenue (Insured; National
Public Finance Guarantee Corp.)
(Escrowed to Maturity)	5.00	1/1/20	2,295,000	2,372,112
Massachusetts Water Pollution
Abatement Trust,
(Pool Program)	5.00	8/1/18	75,000	75,218
Massachusetts Water Pollution
Abatement Trust,
Water Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	155,000	155,530

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.6% (continued)
Massachusetts - 89.3% (continued)
Massachusetts Water Resources
Authority,
General Revenue (Prerefunded)	5.00	8/1/21	500,000	[a]	557,520
Massachusetts Water Resources
Authority,
Revenue, Refunding (Insured; Assured
Guaranty Municipal Corporation)	5.25	8/1/26	3,560,000		4,414,827
Metropolitan Boston Transit Parking
Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/25	1,000,000		1,108,470
Metropolitan Boston Transit Parking
Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/41	4,090,000		4,488,979
Mount Greylock Regional School District,
GO (School Bonds)	4.00	6/15/27	640,000		706,848
Mount Greylock Regional School District,
GO (School Bonds)	4.00	6/15/28	420,000		459,329
Mount Greylock Regional School District,
GO (School Bonds)	4.00	6/15/29	745,000		808,668
Mount Greylock Regional School District,
GO (School Bonds)	4.00	6/15/30	315,000		339,954
Plainville,
GO	4.00	10/15/30	1,210,000		1,352,054
The Commonwealth of Massachusetts,
GO	4.00	2/1/29	2,500,000		2,738,175
Waltham Massachusetts,
GO	4.00	6/15/25	845,000		963,866
Waltham Massachusetts,
GO	4.00	6/15/27	1,210,000		1,399,716
Weston,
GO	4.00	12/1/23	530,000		593,706
					273,473,587
Michigan - .7%
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/33	2,000,000		2,242,980
New Jersey - 2.7%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; AMBAC)	5.25	12/15/20	1,760,000		1,904,144
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	6/15/25	2,000,000		2,239,380

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.6% (continued)
New Jersey - 2.7% (continued)
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.25	12/15/21	2,160,000		2,383,776
New Jersey Transportation Trust Fund
Authority,
Federal Highway Reimbursement
Revenue Notes	5.00	6/15/24	1,750,000		1,782,988
					8,310,288
New Mexico - .4%
New Mexico Finance Authority,
Revenue (Senior Lien Public Project)	5.00	6/1/24	1,100,000		1,299,232
New York - 1.4%
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/46	2,250,000		2,367,653
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	1,750,000	[d]	1,882,668
					4,250,321
U.S. Related - 1.4%
Guam,
Business Privilege Tax Revenue	5.00	1/1/25	1,500,000		1,624,350
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	500,000		558,035
Guam,
LOR (Section 30) (Prerefunded)	5.63	12/1/19	1,000,000	[a]	1,078,590
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
National Public Finance Guarantee
Corp.)	5.50	7/1/19	800,000		822,680
Puerto Rico Infrastructure Financing
Authority,
Special Tax Revenue	5.00	7/1/20	2,000,000	[e]	85,000
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.25	8/1/33	750,000	[f]	58,125
					4,226,780
Total Long-Term Municipal Investments
(cost $292,079,253)					295,942,844

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Municipal Investments - 2.2%
Massachusetts - 2.2%
Massachusetts Health and Educational
Facilities Authority,
Revenue (Museum of Fine Arts Issue)
(Liquidity Facility; Wells Fargo Bank)	0.94	12/1/17	4,700,000 [g,h]	4,700,000
Massachusetts Water Resources
Authority,
Subordinated General Revenue,
Refunding Subordinated General
Revenue, Refunding (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.92	12/1/17	2,200,000 [g,h]	2,200,000
Total Short-Term Municipal Investments
(cost $6,900,000)				6,900,000
Total Investments (cost $298,979,253)			98.8%	302,842,844
Cash and Receivables (Net)			1.2%	3,609,884
Net Assets			100.0%	306,452,728

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Variable rate security—rate shown is the interest rate in effect at period end.
[c] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[d] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, these securities were valued at $1,882,668 or .61% of net assets.
[e] Non-income producing—security in default.
[f] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[g] Variable rate demand note—rate shown is the interest rate in effect at November 30, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
[h] The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
November 30, 2017 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Short
U.S. Treasury 5 Year
Notes	20	3/2018	(2,334,798)	(2,326,875)	7,923
Ultra 10 Year U.S.
Treasury Notes	75	3/2018	(10,062,534)	(9,987,891)	74,643
Gross Unrealized Appreciation					82,566

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	302,842,844	-	302,842,844
Other Financial Instruments:
Futures††	82,566	-	-	82,566

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

NOTES

At November 30, 2017, accumulated net unrealized appreciation on investments was $3,863,591, consisting of $7,819,189 gross unrealized appreciation and $3,955,598 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund
November 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.5%
Automobiles & Components - .9%
Adient	9,732		761,626
BorgWarner	120,647		6,717,625
Delphi Automotive	29,680		3,106,606
Gentex	84,095		1,722,266
Goodyear Tire & Rubber	53,335		1,726,454
Harley-Davidson	28,450	[a]	1,428,190
Lear	13,245		2,395,888
Tenneco	28,454		1,690,452
Thor Industries	12,105		1,858,723
Visteon	44,749	[b]	5,892,996
			27,300,826
Banks - 4.1%
Bank of the Ozarks	7,940		382,867
BB&T	54,178		2,677,477
BOK Financial	11,415		1,015,935
CIT Group	50,255	[a]	2,504,709
Citizens Financial Group	14,660		596,662
Comerica	30,315		2,525,543
Cullen/Frost Bankers	15,365		1,512,070
East West Bancorp	296,640		18,255,226
Fifth Third Bancorp	294,330		8,980,008
First Horizon National	95,155	[a]	1,845,055
First Republic Bank	105,123		10,043,451
Huntington Bancshares	518,582		7,467,581
KeyCorp	851,114		16,154,144
M&T Bank	18,002		3,041,438
New York Community Bancorp	71,520		954,077
PacWest Bancorp	27,855		1,327,569
People's United Financial	76,030		1,446,091
Popular	33,565		1,186,858
Regions Financial	407,848		6,766,198
Signature Bank	68,523	[b]	9,406,837
SunTrust Banks	184,558		11,374,310
SVB Financial Group	55,622	[b]	12,661,792
TCF Financial	78,080		1,585,805
Zions Bancorporation	64,130		3,177,641
			126,889,344
Capital Goods - 10.1%
Acuity Brands	42,075	[a]	7,212,496

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Capital Goods - 10.1% (continued)
AECOM	54,270	[a,b]	2,035,125
Air Lease	88,024	[a]	3,811,439
Allegion	153,304		12,898,999
AMETEK	248,667		18,075,604
Arconic	40,568		998,378
Beacon Roofing Supply	113,478	[b]	7,271,670
BWX Technologies	106,421		6,645,991
Carlisle	3,379		388,484
Cummins	32,119		5,376,721
Curtiss-Wright	27,253		3,384,823
Donaldson	47,180		2,354,282
Dover	24,330		2,377,284
Eaton	52,681		4,097,528
EnerSys	26,183		1,808,983
Fastenal	152,325	[a]	7,980,307
Flowserve	1,025		43,645
Fluor	183,092		8,863,484
Fortune Brands Home & Security	150,076		10,268,200
Graco	49,087		6,459,358
Hubbell	13,493		1,697,284
Huntington Ingalls Industries	8,972		2,168,263
IDEX	105,389		14,287,587
Ingersoll-Rand	76,449		6,698,461
Jacobs Engineering Group	9,215		604,780
L3 Technologies	25,283		5,020,951
Lincoln Electric Holdings	13,780		1,255,909
Masco	229,378		9,842,610
Middleby	144,729	[a,b]	18,455,842
MSC Industrial Direct, Cl. A	8,765		789,464
Nordson	20,995		2,694,918
Orbital ATK	12,445		1,641,993
Owens Corning	28,985		2,560,825
PACCAR	246,359		17,326,428
Parker-Hannifin	13,345		2,502,054
Pentair	26,730		1,902,107
Quanta Services	227,772	[b]	8,632,559
Rockwell Automation	12,719		2,455,785
Rockwell Collins	23,475		3,105,977
Roper Technologies	79,301		21,190,020
Snap-on	73,391	[a]	12,434,637
Spirit AeroSystems Holdings, Cl. A	72,504		6,108,462
Stanley Black & Decker	51,024		8,655,201
Terex	26,455	[a]	1,237,036
Textron	109,126		6,079,409

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Capital Goods - 10.1% (continued)
Timken	90,409		4,511,409
TransDigm Group	8,180	[a]	2,321,402
United Rentals	18,545	[b]	2,957,557
W.W. Grainger	7,602	[a]	1,682,399
WABCO Holdings	35,676	[b]	5,331,778
Wabtec	19,895	[a]	1,529,926
Watsco	44,080	[a]	7,383,400
WESCO International	39,806	[a,b]	2,609,283
Xylem	176,660		12,249,604
			312,278,121
Commercial & Professional Services - 2.0%
Avery Dennison	17,365		1,981,694
Cintas	17,005		2,677,267
Copart	325,032	[a,b]	14,028,381
IHS Markit	38,186	[b]	1,703,859
KAR Auction Services	11,520		580,262
ManpowerGroup	58,948		7,598,397
Republic Services	43,970		2,855,412
Robert Half International	105,346		6,008,936
Stericycle	18,825	[b]	1,248,286
Verisk Analytics	119,747	[b]	11,546,006
Waste Connections	159,760		10,996,281
			61,224,781
Consumer Durables & Apparel - 2.5%
Brunswick	55,780		3,087,423
Carter's	77,391	[a]	8,382,993
D.R. Horton	26,010		1,326,510
Garmin	22,545	[a]	1,399,594
Hanesbrands	82,610	[a]	1,725,723
Hasbro	110,310		10,261,036
Leggett & Platt	25,880		1,248,451
Lennar, Cl. A	16,500		1,035,870
Lennar, Cl. B	330		16,936
Lululemon Athletica	168,744	[b]	11,299,098
Mattel	73,225	[a]	1,336,356
Michael Kors Holdings	22,195	[b]	1,297,076
Mohawk Industries	3,807	[b]	1,075,896
Newell Brands	317,469		9,832,015
NVR	780	[b]	2,710,500
Polaris Industries	12,611	[a]	1,601,723
PulteGroup	55,720		1,901,724
PVH	56,857		7,650,109
Ralph Lauren	10,939		1,040,846
Skechers USA, Cl. A	22,611	[b]	793,646

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Consumer Durables & Apparel - 2.5% (continued)
Tapestry	33,095		1,379,731
Toll Brothers	45,290		2,279,446
TopBuild	6,003	[b]	408,144
Tupperware Brands	9,295		586,700
Under Armour, Cl. A	52,450	[a,b]	697,061
Under Armour, Cl. C	24,910	[a,b]	297,176
Whirlpool	8,340		1,405,874
			76,077,657
Consumer Services - 1.6%
Aramark	54,045		2,302,317
Chipotle Mexican Grill	2,787	[a,b]	848,335
Darden Restaurants	22,040		1,858,413
Dunkin' Brands Group	15,355		916,694
Grand Canyon Education	50,247	[b]	4,771,455
Hilton Grand Vacations	13,786		551,026
Hilton Worldwide Holdings	19,703		1,528,165
Hyatt Hotels, Cl. A	9,770	[b]	706,957
ILG	8,080		226,967
Marriott International, Cl. A	28,440		3,611,880
MGM Resorts International	60,420		2,061,530
Norwegian Cruise Line Holdings	20,300	[b]	1,099,448
Royal Caribbean Cruises	20,180		2,499,898
Service Corporation International	52,230		1,929,898
Texas Roadhouse	117,533		6,002,410
Wyndham Worldwide	22,890		2,572,607
Wynn Resorts	95,190		15,047,635
			48,535,635
Diversified Financials - 8.3%
Affiliated Managers Group	48,018		9,539,736
AGNC Investment	61,310	[c]	1,220,069
Ally Financial	708,192		19,022,037
Ameriprise Financial	22,290		3,638,397
CBOE Holdings	74,586		9,206,150
Credit Acceptance	2,099	[a,b]	635,787
Discover Financial Services	120,393		8,499,746
Dun & Bradstreet	13,119		1,615,080
E*TRADE Financial	545,849	[b]	26,277,171
Eaton Vance	164,796		9,109,923
Equifax	17,235		1,966,858
Franklin Resources	231,665		10,042,678
Granite Point Mortgage Trust	14,770	[c]	265,122
H&R Block	37,435		980,048
Intercontinental Exchange	198,477		14,181,182
Invesco	158,731		5,741,300

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Diversified Financials - 8.3% (continued)
Legg Mason	42,355		1,692,506
Leucadia National	748,622		19,696,245
LPL Financial Holdings	22,080		1,144,627
MFA Financial	185,725	[c]	1,485,800
Moody's	37,424		5,681,712
Nasdaq	23,680		1,874,509
Navient	280,007		3,530,888
Northern Trust	19,900		1,945,822
Principal Financial Group	32,030		2,267,404
Raymond James Financial	334,629		29,547,741
SLM	1,822,794	[b]	21,089,727
Starwood Property Trust	35,825	[c]	776,686
State Street	38,730		3,692,905
Synchrony Financial	678,249		24,342,357
T. Rowe Price Group	28,625		2,946,085
TD Ameritrade Holding	244,594		12,515,875
Two Harbors Investment	77,930	[c]	1,246,880
			257,419,053
Energy - 4.6%
Anadarko Petroleum	65,456		3,147,779
Andeavor	209,951		22,143,532
Antero Resources	75,100	[a,b]	1,426,900
Apache	42,560		1,780,285
Baker Hughes	31,250		929,063
Cabot Oil & Gas	377,385		10,925,296
Cheniere Energy	56,385	[b]	2,724,523
Chesapeake Energy	203,335	[a,b]	827,573
Cimarex Energy	30,086		3,493,285
CNX Resources	75,810	[b]	1,057,550
Concho Resources	17,823	[b]	2,492,725
CONSOL Energy	9,476		208,478
Devon Energy	13,620		524,779
Diamondback Energy	132,958	[b]	14,533,639
Energen	105,633	[b]	5,964,039
EQT	105,822		6,306,991
Gulfport Energy	41,400	[b]	529,920
Helmerich & Payne	45,515	[a]	2,666,269
HollyFrontier	30,210	[a]	1,343,741
Marathon Oil	170,985		2,537,417
Marathon Petroleum	128,665		8,058,289
Murphy Oil	38,930		1,088,094
Nabors Industries	108,520	[a]	655,461
National Oilwell Varco	21,315		715,118
Newfield Exploration	125,032	[b]	3,867,240

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Energy - 4.6% (continued)
Noble Energy	5,970		157,011
Oceaneering International	12,525		244,739
ONEOK	24,750		1,284,525
Parsley Energy, Cl. A	152,232	[a,b]	4,088,952
Patterson-UTI Energy	3,005		64,878
PBF Energy, Cl. A	24,435		790,961
PDC Energy	195,004	[a,b]	8,960,434
Pioneer Natural Resources	92,019		14,358,645
QEP Resources	22,965	[b]	221,842
Range Resources	67,835		1,222,387
RSP Permian	80,020	[b]	2,939,135
Southwestern Energy	193,980	[b]	1,233,713
Targa Resources	37,780	[a]	1,639,652
Transocean	134,575	[b]	1,364,591
Weatherford International	27,125	[a,b]	89,513
Williams Cos.	79,385		2,306,134
World Fuel Services	15,140		424,980
WPX Energy	118,225		1,497,911
			142,837,989
Exchange-Traded Funds - .7%
iShares Russell Mid-Cap Growth ETF	157,795	[a]	18,971,693
SPDR S&P MidCap 400 ETF Trust	4,927		1,704,299
			20,675,992
Food & Staples Retailing - .3%
Rite Aid	34,100	[b]	68,541
Sprouts Farmers Market	174,354	[a,b]	4,076,397
Sysco	6,140		354,462
US Foods Holding	209,082	[b]	6,088,468
			10,587,868
Food, Beverage & Tobacco - 1.5%
Archer-Daniels-Midland	213,016		8,495,078
Brown-Forman, Cl. B	17,330		1,036,334
Bunge	7,155		478,741
Campbell Soup	16,265		801,865
Coca-Cola European Partners	111,069		4,330,580
Conagra Brands	51,890		1,937,054
Constellation Brands, Cl. A	7,293		1,586,884
Dr. Pepper Snapple Group	11,415		1,029,519
Hershey	12,140		1,346,690
Ingredion	19,837		2,747,028
J.M. Smucker	16,100		1,878,387
Kellogg	6,395	[a]	423,093
Lamb Weston Holdings	32,136		1,747,234
McCormick & Co.	19,335		1,975,650

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Food, Beverage & Tobacco - 1.5% (continued)
Molson Coors Brewing, Cl. B	112,704		8,802,182
Monster Beverage	17,622	[b]	1,104,371
Pilgrim's Pride	18,420	[b]	675,461
Pinnacle Foods	21,605		1,258,059
Post Holdings	12,985	[b]	1,031,658
TreeHouse Foods	12,985	[a,b]	597,570
Tyson Foods, Cl. A	39,385		3,239,416
			46,522,854
Health Care Equipment & Services - 7.9%
Abbott Laboratories	30,756		1,733,716
ABIOMED	88,437	[b]	17,231,065
Acadia Healthcare	15,785	[a,b]	502,437
Align Technology	90,445	[b]	23,595,292
Allscripts Healthcare Solutions	20,770	[a,b]	297,011
AmerisourceBergen	28,230		2,394,469
athenahealth	46,111	[b]	6,127,691
Boston Scientific	961,706	[b]	25,273,634
Brookdale Senior Living	400,084	[b]	4,276,898
C.R. Bard	6,300		2,116,422
Cardinal Health	55,459		3,282,618
Centene	27,368	[b]	2,793,999
Cerner	172,279	[b]	12,178,403
Cooper	38,055		9,178,105
DaVita	51,025	[b]	3,115,586
DENTSPLY SIRONA	238,002		15,948,514
DexCom	164,418	[a,b]	9,606,944
Edwards Lifesciences	23,983	[b]	2,810,808
Envision Healthcare	19,851	[b]	633,842
Henry Schein	107,066	[b]	7,649,866
Hill-Rom Holdings	14,955		1,264,445
Hologic	23,175	[b]	966,861
IDEXX Laboratories	50,789	[b]	7,943,907
Intuitive Surgical	10,707	[b]	4,280,444
Laboratory Corporation of America
Holdings	105,017	[b]	16,621,041
McKesson	16,462		2,432,096
Medidata Solutions	92,301	[a,b]	6,150,939
MEDNAX	5,710	[b]	284,301
NuVasive	84,446	[b]	4,871,690
Quest Diagnostics	25,140		2,475,284
ResMed	23,420	[a]	2,000,068
STERIS	99,163		8,920,703
Universal Health Services, Cl. B	43,487		4,711,816
Varex Imaging	8,468		313,909

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Health Care Equipment & Services - 7.9% (continued)
Varian Medical Systems	86,341	[b]	9,648,607
Veeva Systems, Cl. A	16,395	[b]	987,143
WellCare Health Plans	5,460	[b]	1,162,925
Zimmer Biomet Holdings	163,857		19,187,655
			244,971,154
Household & Personal Products - .5%
Church & Dwight	233,703		11,005,074
Clorox	9,230		1,285,647
Edgewell Personal Care	13,645	[b]	791,274
Energizer Holdings	17,164	[a]	788,343
Herbalife	7,145	[a,b]	501,150
Nu Skin Enterprises, Cl. A	13,635		925,953
			15,297,441
Insurance - 3.0%
Alleghany	11,322	[b]	6,621,106
Allstate	58,496		6,005,199
Aon	69,679		9,770,389
Assurant	20,175		2,035,052
Assured Guaranty	26,870		975,650
Athene Holding, Cl. A	52,623	[a]	2,529,588
Cincinnati Financial	30,550		2,283,001
Everest Re Group	8,640		1,897,344
FNF Group	48,465		1,960,894
Hartford Financial Services Group	53,110		3,050,638
Lincoln National	36,155		2,767,665
Loews	129,924		6,532,579
Markel	1,474	[b]	1,631,571
Marsh & McLennan Cos.	56,504		4,742,381
Old Republic International	86,890		1,822,083
Progressive	61,690		3,280,674
Reinsurance Group of America	67,047		10,864,966
Torchmark	26,623		2,365,454
Unum Group	179,160		10,144,039
Validus Holdings	27,605	[a]	1,357,614
W.R. Berkley	87,264		6,031,688
XL Group	108,429		4,209,214
			92,878,789
Materials - 5.7%
Albemarle	19,155	[a]	2,572,900
Alcoa	8,822	[b]	366,201
Ashland Global Holdings	9,861		729,517
Axalta Coating Systems	31,520	[b]	997,923
Ball	34,470		1,375,698
Bemis	25,965		1,218,278

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Materials - 5.7% (continued)
Berry Plastics Group	78,134	[b]	4,670,069
Celanese, Ser. A	22,210		2,381,800
Cemex SAB de CV	296,661	[b]	2,251,657
CF Industries Holdings	21,630		810,476
Crown Holdings	95,332	[b]	5,694,180
Eagle Materials	122,449		13,705,717
Eastman Chemical	6,350		586,550
FMC	47,863		4,518,267
Freeport-McMoRan	1,242,909	[b]	17,301,293
GCP Applied Technologies	8,515	[b]	278,866
Graphic Packaging Holding	256,590		3,928,393
Huntsman	358,550		11,459,258
Ingevity	3,558	[a,b]	283,181
International Flavors & Fragrances	15,023		2,335,175
International Paper	295,523		16,729,557
LyondellBasell Industries, Cl. A	157,983		16,540,820
Martin Marietta Materials	8,904		1,855,505
Mosaic	12,015		291,844
Newmont Mining	257,169		9,512,681
Nucor	40,615		2,335,362
Packaging Corporation of America	122,576		14,537,514
PPG Industries	12,097		1,413,534
Reliance Steel & Aluminum	23,920		1,880,351
Royal Gold	11,570		957,070
RPM International	8,255		437,267
Sealed Air	29,410		1,413,151
Sherwin-Williams	2,924		1,167,904
Sonoco Products	32,050		1,714,996
Steel Dynamics	201,337		7,751,474
Valvoline	181,970	[a]	4,487,380
Vulcan Materials	76,904		9,662,988
W.R. Grace & Co.	15,161		1,111,453
WestRock	89,615		5,592,872
			176,859,122
Media - 1.6%
AMC Networks, Cl. A	10,100	[a,b]	520,554
CBS, Cl. B	39,112		2,192,619
Charter Communications, Cl. A	1,958	[b]	638,719
Cinemark Holdings	36,750	[a]	1,327,043
Gannett	15,382	[a]	176,278
Interpublic Group of Companies	73,150	[a]	1,446,907
John Wiley & Sons, Cl. A	18,805		1,112,316
Liberty Broadband, Cl. A	2,552	[b]	218,732
Liberty Broadband, Cl. C	12,465	[b]	1,083,832

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Media - 1.6% (continued)
Liberty Media Corp-Liberty Braves, Cl. C	2,745	[a,b]	62,147
Liberty Media Corp-Liberty Formula
One, Cl. A	2,552	[b]	88,784
Liberty Media Corp-Liberty Formula
One, Cl. C	163,117	[a,b]	5,937,459
Liberty Media Corp-Liberty SiriusXM, Cl.
A	10,210	[b]	416,262
Liberty Media Corp-Liberty SiriusXM, Cl.
C	45,890	[b]	1,872,771
Lions Gate Entertainment, Cl. B	18,798	[b]	583,490
News Corp., Cl. A	103,150		1,666,904
Nielsen Holdings	286,702	[a]	10,527,697
Omnicom Group	42,175		3,012,982
Scripps Networks Interactive, Cl. A	17,350		1,419,924
Sinclair Broadcast Group, Cl. A	392,366	[a]	13,360,062
TEGNA	50,955		676,682
			48,342,164
Pharmaceuticals, Biotechnology & Life Sciences - 4.4%
ACADIA Pharmaceuticals	14,670	[a,b]	443,768
Agilent Technologies	141,558		9,801,476
Agios Phamaceuticals	8,136	[a,b]	500,771
Alexion Pharmaceuticals	122,230	[b]	13,422,076
Alkermes	204,144	[a,b]	10,674,690
Alnylam Pharmaceuticals	14,030	[b]	1,887,596
BioMarin Pharmaceutical	130,705	[b]	11,214,489
Bio-Techne	11,230		1,513,243
Bruker	31,620		1,112,392
Charles River Laboratories International	11,800	[b]	1,229,560
Exelixis	22,405	[a,b]	606,727
ICON	16,993	[b]	1,984,952
Illumina	17,607	[b]	4,050,138
Incyte	19,545	[b]	1,934,760
Intercept Pharmaceuticals	4,035	[a,b]	247,789
Ionis Pharmaceuticals	17,325	[a,b]	961,364
IQVIA Holdings	13,985	[b]	1,426,610
Jazz Pharmaceuticals	209,909	[b]	29,332,684
Juno Therapeutics	12,740	[a,b]	695,859
Ligand Pharmaceuticals	26,572	[a,b]	3,503,518
Mallinckrodt	24,256	[a,b]	529,266
Mettler-Toledo International	4,135	[b]	2,601,783
Mylan	54,805	[b]	2,002,027
Neurocrine Biosciences	161,811	[a,b]	11,632,593
Perrigo	11,406	[a]	994,717
QIAGEN	31,496	[b]	1,004,722
Sage Therapeutics	76,036	[a,b]	7,026,487

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 4.4%
(continued)
Seattle Genetics	10,440	[b]	636,109
TESARO	80,297	[a,b]	6,793,126
United Therapeutics	4,758	[b]	618,492
Waters	14,140	[b]	2,787,984
Zoetis	46,430		3,356,425
			136,528,193
Real Estate - 4.2%
American Assets Trust	53,401	[c]	2,101,863
American Homes 4 Rent, Cl. A	80,622	[c]	1,731,761
Apartment Investment & Management,
Cl. A	36,320	[c]	1,601,349
Apple Hospitality	25,600	[a,c]	498,688
AvalonBay Communities	8,634	[c]	1,565,603
Boston Properties	82,509	[c]	10,344,978
Brixmor Property Group	34,265	[c]	619,169
Camden Property Trust	21,145	[c]	1,930,116
CBRE Group, Cl. A	63,290	[b]	2,744,254
Colony NorthStar, Cl. A	105,690	[c]	1,288,361
CoreCivic	5,709	[c]	134,219
Crown Castle International	17,445	[c]	1,971,285
CyrusOne	23,600	[c]	1,433,936
DDR	108,715	[c]	829,495
Digital Realty Trust	25,055	[c]	2,923,918
Douglas Emmett	96,363	[c]	3,884,393
Duke Realty	77,619	[c]	2,183,422
Equinix	24,081	[c]	11,185,384
Equity Commonwealth	50,205	[b,c]	1,509,162
Equity Lifestyle Properties	30,160	[a,c]	2,723,750
Equity Residential	45,503	[c]	3,040,510
Essex Property Trust	18,310	[c]	4,522,387
Extra Space Storage	28,165	[c]	2,404,164
Federal Realty Investment Trust	16,186	[c]	2,139,951
Forest City Realty Trust, Cl. A	67,420	[c]	1,614,709
Four Corners Property Trust	8,576	[c]	223,834
Gaming and Leisure Properties	31,015	[c]	1,126,465
GGP	68,320	[c]	1,605,520
HCP	39,135	[c]	1,034,729
Healthcare Trust of America, Cl. A	45,315	[c]	1,386,186
Hospitality Properties Trust	52,830	[c]	1,584,372
Host Hotels & Resorts	105,409	[c]	2,086,044
Iron Mountain	59,418	[a,c]	2,428,414
JBG SMITH Properties	7,355	[a,c]	244,995
Jones Lang LaSalle	8,438		1,286,711

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Real Estate - 4.2% (continued)
Kilroy Realty	22,663	[c]	1,708,337
Kimco Realty	188,972	[c]	3,499,761
Macerich	32,355	[a,c]	2,094,986
Omega Healthcare Investors	50,660	[a,c]	1,360,221
Park Hotels & Resorts	8,506	[c]	248,375
Prologis	57,060	[c]	3,779,084
Quality Care Properties	6,719	[b,c]	98,702
Rayonier	41,074	[c]	1,295,885
Realty Income	44,600	[c]	2,466,380
Regency Centers	85,816	[c]	5,819,183
SBA Communications	17,347	[b,c]	2,944,653
SL Green Realty	72,747	[c]	7,436,926
Spirit Realty Capital	138,410	[c]	1,182,021
Taubman Centers	1,380	[a,c]	80,992
UDR	63,425	[c]	2,494,505
Uniti Group	33,665	[a,c]	542,007
Ventas	46,020	[c]	2,945,740
VEREIT	212,970	[c]	1,661,166
Vornado Realty Trust	14,720	[c]	1,142,566
Weingarten Realty Investors	45,180	[c]	1,488,681
Welltower	41,575	[c]	2,804,649
Weyerhaeuser	75,927	[c]	2,686,297
WP Carey	16,020	[a,c]	1,140,304
			130,855,518
Retailing - 4.1%
Advance Auto Parts	12,860		1,298,860
AutoNation	17,970	[a,b]	994,999
AutoZone	3,700	[b]	2,541,012
Best Buy	36,250		2,160,862
CarMax	25,000	[b]	1,722,750
Dillard's, Cl. A	8,883	[a]	533,868
Dollar General	29,430		2,592,194
Dollar Tree	192,254	[b]	19,756,021
eBay	320,513	[b]	11,112,186
Expedia	34,109		4,178,352
Foot Locker	30,885		1,323,113
Gap	33,285	[a]	1,075,438
Genuine Parts	13,330		1,239,290
Kohl's	27,880	[a]	1,337,404
L Brands	32,100	[a]	1,799,847
Liberty Expedia Holdings, Cl. A	9,251	[b]	417,035
Liberty Interactive Corp. QVC Group, Cl.
A	67,655	[b]	1,650,782
Liberty Ventures, Ser. A	12,684	[a,b]	707,894

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Retailing - 4.1% (continued)
LKQ	555,581	[b]	21,901,003
Macy's	64,175	[a]	1,527,365
Murphy USA	14,322	[a,b]	1,129,290
Nordstrom	39,400	[a]	1,790,730
O'Reilly Automotive	45,614	[b]	10,774,483
Pool	61,194		7,688,414
Ross Stores	162,801		12,377,760
Signet Jewelers	11,891	[a]	621,780
Tiffany & Co.	16,960		1,602,720
Tractor Supply	94,994		6,482,391
TripAdvisor	9,380	[a,b]	324,736
Ulta Beauty	8,805	[b]	1,952,157
Williams-Sonoma	20,935	[a]	1,071,035
			125,685,771
Semiconductors & Semiconductor Equipment - 3.7%
Analog Devices	30,871		2,658,302
Applied Materials	37,675		1,988,110
Cavium	174,895	[b]	14,950,025
Cypress Semiconductor	71,745		1,148,637
KLA-Tencor	22,364		2,286,495
Lam Research	21,200		4,077,396
Marvell Technology Group	209,869		4,688,473
Maxim Integrated Products	299,151		15,654,572
Microchip Technology	55,738	[a]	4,848,649
Micron Technology	61,645	[b]	2,613,132
Microsemi	267,181	[b]	14,120,516
NVIDIA	81,262		16,310,096
ON Semiconductor	180,378	[a,b]	3,621,990
Qorvo	23,885	[a,b]	1,829,113
Skyworks Solutions	149,673		15,676,750
Teradyne	100,168		4,053,799
Xilinx	30,960		2,152,030
			112,678,085
Software & Services - 14.7%
Activision Blizzard	169,940		10,604,256
Akamai Technologies	16,890	[b]	942,124
Alliance Data Systems	8,320		1,990,726
Amdocs	125,003		8,161,446
ANSYS	93,581	[b]	13,867,768
Autodesk	28,790	[b]	3,158,263
Black Knight	14,860	[b]	667,214
Broadridge Financial Solutions	147,178		13,284,286
CA	31,425		1,039,225
Cars.com	10,255	[a]	248,581

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Software & Services - 14.7% (continued)
CDK Global	14,640		1,011,478
Citrix Systems	11,990	[b]	1,050,684
Cognizant Technology Solutions, Cl. A	128,555		9,291,955
CommerceHub, Ser. C	4,948	[b]	106,184
CommVault Systems	123,242	[b]	6,642,744
Conduent	39,424		601,610
CoreLogic	25,605	[b]	1,116,634
CoStar Group	70,540	[b]	21,512,584
CSRA	30,780		890,465
DXC Technology	219,744		21,126,188
Electronic Arts	46,965	[b]	4,994,728
Fidelity National Information Services	278,822		26,301,279
First Data, Cl. A	1,072,886	[b]	17,648,975
Fiserv	127,328	[b]	16,737,266
FleetCor Technologies	10,138	[b]	1,843,798
Gartner	101,805	[b]	12,307,206
Global Payments	29,990		3,015,794
HubSpot	226,776	[a,b]	18,357,517
IAC/InterActiveCorp	64,880	[b]	8,257,278
Intuit	138,870		21,833,141
j2 Global	64,675	[a]	4,880,375
Jack Henry & Associates	24,220		2,793,050
Leidos Holdings	48,905		3,108,891
LogMeIn	87,299		10,388,581
MAXIMUS	80,913		5,589,470
Micro Focus International, ADR	117,467	[b]	3,935,144
NetEase, ADR	8,196		2,694,107
New Relic	145,099	[b]	8,166,172
Nuance Communications	786,538	[b]	12,222,801
Paychex	94,906		6,388,123
Proofpoint	109,674	[a,b]	9,876,144
RealPage	78,303	[a,b]	3,551,041
Red Hat	119,736	[b]	15,177,735
Sabre	7,425		147,832
ServiceNow	123,244	[b]	15,159,012
Shopify, Cl. A	126,223	[b]	13,104,472
Splunk	138,172	[b]	11,066,195
Square, Cl. A	474,929	[a,b]	18,626,715
SS&C Technologies Holdings	440,102		18,171,812
Symantec	35,785		1,036,691
Tableau Software, Cl. A	13,962	[a,b]	981,529
Total System Services	37,190		2,765,448
Twilio, Cl. A	473,781	[a,b]	12,631,001
Twitter	157,953	[b]	3,250,673

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Software & Services - 14.7% (continued)
Tyler Technologies	55,636	[a,b]	10,176,937
Ultimate Software Group	21,772	[a,b]	4,594,545
VeriSign	22,480	[a,b]	2,587,448
Western Union	98,915		1,947,636
WEX	4,062	[b]	522,861
Workday, Cl. A	13,895	[b]	1,431,185
			455,585,023
Technology Hardware & Equipment - 6.1%
3D Systems	30,440	[a,b]	268,785
Amphenol, Cl. A	329,333		29,834,276
ARRIS International	29,675	[b]	889,360
Arrow Electronics	93,724	[b]	7,566,339
Avnet	10,815		447,849
Belden	23,823		2,017,570
CDW	7,325		512,823
Ciena	424,538	[b]	9,233,701
Cognex	7,835		1,085,696
CommScope Holding	26,465	[b]	952,475
EchoStar, Cl. A	15,595	[b]	933,361
F5 Networks	9,231	[b]	1,238,800
Flex	346,004	[b]	6,252,292
FLIR Systems	144,931		6,750,886
Harris	54,089		7,815,860
Hewlett Packard Enterprise	104,893		1,463,257
HP	225,462		4,836,160
Jabil Circuit	51,552		1,487,275
Juniper Networks	55,900		1,551,784
Keysight Technologies	46,000	[b]	2,001,000
Lumentum Holdings	247,336	[a,b]	13,368,511
Motorola Solutions	25,235		2,374,866
National Instruments	91,112	[a]	4,004,372
NCR	23,405	[b]	732,342
NetApp	228,165		12,893,604
Palo Alto Networks	12,380	[b]	1,804,385
Teradata	473,334	[a,b]	17,991,425
Trimble	299,215	[b]	12,564,038
Viavi Solutions	1,118,721	[b]	10,482,416
Western Digital	60,831		4,797,133
Xerox	345,685		10,253,017
Zebra Technologies, Cl. A	93,617	[b]	10,327,827
			188,733,485
Telecommunication Services - .3%
CenturyLink	24,953		364,064
Sprint	116,415	[a,b]	697,326

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Telecommunication Services - .3% (continued)
TE Connectivity	64,641		6,104,696
Telephone & Data Systems	34,375		951,844
Zayo Group Holdings	49,100	[b]	1,735,194
			9,853,124
Transportation - 2.8%
American Airlines Group	113,192		5,715,064
CH Robinson Worldwide	25,380	[a]	2,199,177
Copa Holdings, Cl. A	8,535		1,145,312
Delta Air Lines	46,477		2,459,563
Expeditors International of Washington	27,280		1,767,198
Genesee & Wyoming, Cl. A	9,120	[b]	718,838
J.B. Hunt Transport Services	245,593		27,295,206
JetBlue Airways	48,500	[b]	1,041,295
Kansas City Southern	18,870		2,116,082
Knight-Swift Transportation Holdings	338,449		14,445,003
Landstar System	15,410		1,590,312
Macquarie Infrastructure	15,950		1,065,141
Southwest Airlines	317,301		19,250,652
United Continental Holdings	74,858	[b]	4,740,009
			85,548,852
Utilities - 2.9%
AES	168,470		1,782,413
Alliant Energy	158,317		7,141,680
Ameren	53,545		3,424,738
American Water Works	27,465		2,514,695
Aqua America	55,970	[a]	2,126,300
Atmos Energy	16,455		1,518,632
CenterPoint Energy	32,965		989,280
CMS Energy	57,200		2,854,280
Consolidated Edison	22,755		2,026,105
DTE Energy	55,434		6,406,507
Edison International	107,250		8,716,207
Entergy	25,085		2,169,351
Eversource Energy	56,275		3,649,434
First Solar	16,565	[b]	1,028,687
Great Plains Energy	56,404		1,935,221
National Fuel Gas	11,530	[a]	677,964
NiSource	104,185		2,868,213
NRG Energy	65,635		1,814,808
OGE Energy	23,710		847,870
Pinnacle West Capital	115,041		10,561,914
PPL	83,210		3,051,311
Public Service Enterprise Group	47,975		2,545,553
SCANA	32,040		1,383,167

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Utilities - 2.9% (continued)
Sempra Energy	22,455		2,716,830
Vectren	34,775		2,416,862
WEC Energy Group	22,830		1,586,457
Westar Energy	23,865		1,365,317
Xcel Energy	185,679		9,582,893
			89,702,689
Total Common Stocks (cost $2,134,191,074)			3,043,869,530
	Number of
	Rights
Rights - .0%
Food & Staples Retailing - .0%
Safeway CVR--Casa Ley	30,090	[b]	0
Health Care Equipment & Services - .0%
Community Health Systems
(cost $2,051)	33,320	[b]	267
Total Rights (cost $2,051)			267

Other Investment - 1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $44,802,309)	44,802,309	[d]	44,802,309

Investment of Cash Collateral for Securities Loaned - 3.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $100,551,044)	100,551,044	[d]	100,551,044
Total Investments (cost $2,279,546,478)	103.2%		3,189,223,150
Liabilities, Less Cash and Receivables	(3.2%)		(98,188,356)
Net Assets	100.0%		3,091,034,794

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]

Security, or portion thereof, on loan. At November 30, 2017, the value of the fund’s securities on loan was $248,635,584 and the value of the collateral held by the fund was $253,128,629, consisting of cash collateral of $100,551,044 and U.S. Government & Agency securities valued at $152,577,585.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	2,975,720,354	-	-	2,975,720,354
Equity Securities—
Foreign Common
Stocks†	47,473,184	-	-	47,473,184
Exchange-Traded
Funds	20,675,992	-	-	20,675,992
Registered Investment
Companies	145,353,353	-	-	145,353,353
Rights†	267	-	-	267

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2017, accumulated net unrealized appreciation on investments was $909,676,672, consisting of $942,124,130 gross unrealized appreciation and $32,447,458 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund
November 30, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - .8%
Health Care - .4%
Northwell Healthcare,
Scd. Bonds	4.26	11/1/47	5,000,000		5,048,830
Industrials - .4%
Northwestern University,
Unscd. Bonds	3.66	12/1/57	5,000,000		5,053,977
Total Bonds and Notes
(cost $10,000,000)					10,102,807

Long-Term Municipal Investments - 101.7%
Alabama - .6%
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/46	5,170,000		6,373,990
Tuscaloosa Public Educational Building
Authority,
Student Housing Revenue (Ridgecrest
Student Housing, LLC University of
Alabama Ridgecrest Residential
Project) (Insured; Assured Guaranty
Corp.) (Prerefunded)	6.75	7/1/18	1,100,000	[a]	1,134,276
					7,508,266
Arizona - .7%
Arizona Health Facilities Authority,
HR (Phoenix Children's Hospital)	5.00	2/1/42	6,000,000		6,390,660
University Medical Center Corporation,
HR (Prerefunded)	6.00	7/1/21	2,500,000	[a]	2,863,800
					9,254,460
Arkansas - .6%
University of Arkansas,
Revenue	5.00	11/1/42	5,990,000		7,055,082
California - 18.1%
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue	5.00	10/1/35	2,500,000		2,857,950
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	4.00	10/1/35	1,500,000		1,596,330

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 101.7% (continued)
California - 18.1% (continued)
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/36	1,000,000	1,154,020
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	4.00	10/1/37	1,000,000	1,059,470
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/37	1,325,000	1,526,851
Anaheim Public Financing Authority,
LR (Anaheim Convention Center
Expansion Project)	5.00	5/1/46	2,000,000	2,261,440
Bay Area Toll Authority,
Toll Bridge Revenue, Refunding (San
Francisco Bay Area Subordinate Toll
Bridge)	4.00	4/1/47	5,000,000	5,291,150
California,
GO (Various Purpose)	5.50	3/1/40	7,950,000	8,607,783
California,
GO (Various Purpose)	5.00	9/1/46	4,430,000	5,188,372
California Communities Development
Authority,
Revenue, Refunding (Front Porch
Communities & Services)	4.00	4/1/42	1,600,000	1,655,392
California Communities Development
Authority,
Revenue, Refunding (Front Porch
Communities & Services)	4.00	4/1/47	1,500,000	1,545,915
California Communities Development
Authority,
Revenue, Refunding (Front Porch
Communities & Services)	5.00	4/1/47	1,500,000	1,698,030
California Education Facilities Authority,
Revenue (Loma Linda University)	5.00	4/1/42	2,000,000	2,281,260
California Education Facilities Authority,
Revenue (Loma Linda University)	5.00	4/1/47	2,500,000	2,840,800
California Health Facilities Financing
Authority,
Revenue (Children's Hospital)	5.00	8/15/47	1,000,000	1,140,050
California Health Facilities Financing
Authority,
Revenue (Kaiser Permanente)	4.00	11/1/44	12,000,000	12,614,520

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.7% (continued)
California - 18.1% (continued)
California Health Facilities Financing
Authority,
Revenue (Lucie Salter Packard
Children's Hospital at Sanford)	5.00	7/1/37	590,000	[b]	674,358
California Health Facilities Financing
Authority,
Revenue (Lucie Salter Packard
Children's Hospital at Sanford)	5.00	7/1/47	870,000	[b]	976,123
California Health Facilities Financing
Authority,
Revenue (Lucie Salter Packard
Children's Hospital at Sanford)	5.00	11/15/56	7,500,000		8,621,550
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.50	10/1/18	10,000	[a]	10,435
California Health Facilities Financing
Authority,
Revenue (Saint Joseph Health System)	5.00	7/1/37	2,270,000		2,568,618
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	4.00	11/15/48	5,000,000		5,208,400
California Infrastructure and Economic
Development Bank,
Revenue (The J. David Gladstone
Institutes Project)	5.25	10/1/34	900,000		998,397
California Municipal Finance Authority,
Revenue (Community Medical Centers)	5.00	2/1/42	1,000,000		1,121,620
California Municipal Finance Authority,
Revenue (Emerson College Issue)
(Prerefunded)	6.00	1/1/22	6,000,000	[a]	7,029,600
California Municipal Finance Authority,
Revenue (NorthBay Healthcare Group)	5.25	11/1/41	1,200,000		1,349,700
California Municipal Finance Authority,
Revenue (NorthBay Healthcare Group)	5.00	11/1/47	2,000,000		2,179,880
California Municipal Finance Authority,
Revenue (NorthBay Healthcare Group)	5.25	11/1/47	700,000		781,683
California Municipal Finance Authority,
Revenue (Southwestern Law School)	6.50	11/1/31	300,000		344,529
California Municipal Finance Authority,
Student Housing Revenue (Bowles Hall
Foundation)	5.00	6/1/35	600,000		660,936
California Municipal Finance Authority,
Student Housing Revenue (Bowles Hall
Foundation)	5.00	6/1/50	2,750,000		2,995,190

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.7% (continued)
California - 18.1% (continued)
California Pollution Control Financing
Authority,
Water Furnishing Revenue (San Diego
County Water Authority Desalination
Project Pipeline)	5.00	11/21/45	6,000,000	[b]	6,030,060
California School Finance Authority,
Charter School Revenue (Summit Public
Schools)	5.00	6/1/47	1,500,000	[b]	1,675,245
California State Public Works Board,
LR (Judicial Council of California)
(Various Judicial Council Projects)	5.00	12/1/31	2,000,000		2,218,540
California State University Trustees,
Systemwide Revenue	4.00	11/1/45	500,000		526,630
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist Hospital
of Southern California Project)
(Collateralized; FHA) (Prerefunded)	6.75	8/1/19	2,230,000	[a]	2,419,438
California Statewide Communities
Development Authority,
PCR (Southern California Edison
Company)	2.63	12/1/23	3,000,000		3,040,800
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.00	12/1/36	2,500,000	[b]	2,738,725
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.00	12/1/41	2,500,000	[b]	2,716,000
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.25	12/1/44	2,000,000		2,190,720
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.00	12/1/46	3,500,000	[b]	3,783,815
California Statewide Communities
Development Authority,
Revenue (Sutter Health)	6.00	8/15/42	6,000,000		6,733,020
California Statewide Communities
Development Authority,
Revenue (University of California,
Irvine East Campus Apartments)	5.00	5/15/40	2,000,000		2,285,260

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.7% (continued)
California - 18.1% (continued)
California Statewide Communities
Development Authority,
Student Housing Revenue (University
of California, Irvine East Campus
Apartments, Phase 1 Refunding- CHF -
Irvine, L.L. C. )	5.38	5/15/38	1,900,000		2,066,858
Capistrano Unified School District
Community Facilities District Number
90-2,
Special Tax Bonds (Improvement Area
Number 2002-1) (Insured; Assured
Guaranty Municipal Corp.)	5.00	9/1/32	4,000,000		4,533,920
Foothill Eastern Transportation Corridor
Agency,
Toll Road Revenue, Refunding	3.95	1/15/53	1,250,000		1,254,925
Galt Redevelopment Agency,
Tax Allocation Revenue (Galt
Redevelopment Project)	7.38	9/1/33	2,000,000		2,357,080
Golden State Tobacco Securitization
Corporation,
Revenue	5.00	6/1/27	3,000,000		3,568,800
Golden State Tobacco Securitization
Corporation,
Revenue	5.00	6/1/28	3,000,000		3,530,370
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/29	3,000,000		3,505,890
Grant Joint Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/29	2,080,000	[c]	1,448,158
Grant Joint Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	2/1/33	4,380,000	[c]	2,596,289
Irvine Reassessment District Number 12-
1,
Limited Obligation Improvement Bonds	4.00	9/2/29	1,000,000		1,043,430
Long Beach,
Marina Revenue (Alamitos Bay Marina
Project)	5.00	5/15/40	2,500,000		2,771,575
Long Beach,
Marina Revenue (Alamitos Bay Marina
Project)	5.00	5/15/45	2,000,000		2,203,400
Los Angeles County Public Works
Financing Authority,
LR (Multiple Capital Projects)	5.00	12/1/34	1,000,000		1,162,240
Los Angeles County Public Works
Financing Authority,
LR (Multiple Capital Projects)	5.00	12/1/39	1,000,000		1,141,540

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.7% (continued)
California - 18.1% (continued)
New Haven Unified School District,
GO (Insured; Assured Guaranty Corp.)	0.00	8/1/32	2,500,000	[c]	1,547,300
Northern California Gas Authority
Number 1,
Gas Project Revenue, 3 Month LIBOR +
.72%	1.62	7/1/27	660,000	[d]	639,144
Palomar Health,
Revenue	5.00	11/1/39	1,000,000		1,105,700
Riverside County Transportation
Commission,
Sales Tax Revenue	5.25	6/1/30	2,000,000		2,326,280
Riverside County Transportation
Commission,
Sales Tax Revenue	5.25	6/1/31	2,000,000		2,326,280
Riverside County Transportation
Commission,
Sales Tax Revenue	5.25	6/1/33	3,500,000		4,053,280
Riverside County Transportation
Commission,
Senior Lien Toll Revenue	5.75	6/1/44	2,000,000		2,245,340
Riverside County Transportation
Commission,
Senior Lien Toll Revenue	5.75	6/1/48	5,000,000		5,602,700
San Diego County Regional Airport
Authority,
Revenue	5.00	7/1/42	1,000,000		1,166,260
San Diego Unified School District,
GO	0.00	7/1/25	4,000,000	[c]	3,301,440
San Diego Unified School District,
GO (Dedicated Unlimited Ad Valorem
Property Tax Bonds)	4.00	7/1/35	2,205,000		2,370,397
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission Bay
South Public Improvements)	0.00	8/1/38	2,000,000	[c]	671,040
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission Bay
South Public Improvements)	0.00	8/1/43	7,835,000	[c]	1,943,080
San Francisco City and County
Redevelopment Financing Authority,
Tax Allocation Revenue (San Francisco
Redevelopment Projects)
(Prerefunded)	6.63	2/1/21	1,250,000	[a]	1,444,338
San Joaquin Hills Transportation Corridor
Agency,
Senior Lien Toll Road Revenue	5.00	1/15/50	5,000,000		5,578,500

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.7% (continued)
California - 18.1% (continued)
San Jose Airport,
Revenue	5.00	3/1/47	1,500,000		1,727,430
Sierra Joint Community College District
School Facilities Improvement District
#2,
GO (Capital Appreciation-Western
Nevada) (Insured; National Public
Finance Guarantee Corporation)	0.00	8/1/30	3,020,000	[c]	2,040,856
Sierra Joint Community College District
School Facilities Improvement District
#2,
GO (Capital Appreciation-Western
Nevada) (Insured; National Public
Finance Guarantee Corporation)	0.00	8/1/31	5,330,000	[c]	3,464,020
South Bayside Waste Management
Authority,
Solid Waste Enterprise Revenue
(Shoreway Environmental Center)	6.00	9/1/36	1,000,000		1,071,310
Tender Option Bond Trust Receipts
(Series 2016-XM0427) Non-recourse,
05/15/26,
(Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport))	5.25	5/15/18	10,000,000	[b,e]	10,865,600
University of California Regents,
Limited Project Revenue	5.00	5/15/37	14,605,000		16,302,101
					230,175,476
Colorado - .5%
City and County of Denver,
Airport System Revenue (Insured:
Assured Guaranty Corp. and National
Public Finance Guarantee Corp.)	5.25	11/15/19	1,000,000		1,003,360
Colorado Health Facilities Authority,
Hospital Revenue, Refunding
(Evangelical Lutheran Good Samaritan
Society Project)	5.00	6/1/47	2,500,000		2,768,700
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.00	10/1/23	500,000		517,780
Denver City and County Special Facilities,
Airport Revenue (United Airlines
Project)	5.00	10/1/32	2,000,000		2,170,220
					6,460,060
Delaware - 1.3%
Delaware Health Facilities Authority,
Revenue, Refunding (Bayhealth Medical
Center Project)	4.00	7/1/43	2,500,000		2,600,900

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.7% (continued)
Delaware - 1.3% (continued)
Tender Option Bond Trust Receipts
(Series 2016-XM0431) Non-recourse,
11/01/43,
University of Delaware, Revenue)	5.00	5/1/21	12,230,000	[b,e]	13,637,906
					16,238,806
District of Columbia - .9%
District of Columbia,
Revenue (Friendship Public Charter
School, Inc. Issue)	5.00	6/1/32	3,500,000		3,843,665
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia Issue)	6.00	7/1/33	1,100,000		1,274,339
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia Issue)	6.00	7/1/43	1,700,000		1,944,035
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia Issue)	6.00	7/1/48	1,450,000		1,654,175
Metropolitan Washington Airports
Authority,
Dulles Toll Road Revenue (Dulles
Metrorail and Capital Improvement
Projects) (Insured; Assured Guaranty
Corp.)	0.00	10/1/36	6,275,000	[c]	3,038,355
					11,754,569
Florida - 3.9%
Brevard County Health Facilities
Authority,
Health Facilities Revenue (Health First,
Inc. Project) (Prerefunded)	7.00	4/1/19	1,675,000	[a]	1,792,836
Collier County Health Facilities Authority,
Residential Care Facility Revenue (The
Moorings Inc.)	5.00	5/1/45	2,500,000		2,789,400
Higher Educational Facilities Financing
Authority,
Revenue (The University of Tampa
Project)	5.25	4/1/42	1,100,000		1,214,686
Jacksonville,
Better Jacksonville Sales Tax Revenue	5.00	10/1/30	750,000		836,873
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	2/1/40	7,545,000		8,573,685
Miami-Dade County,
Aviation Revenue (Miami International
Airport)	5.50	10/1/41	1,200,000		1,316,844
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	14,145,000		16,159,531

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 101.7% (continued)
Florida - 3.9% (continued)
Miami-Dade County Expressway
Authority,
Toll System Revenue	5.00	7/1/40	1,050,000	1,121,558
Miami-Dade County Health Facilities
Authority,
Hospital Revenue (Nicklaus Childrens
Hospital)	4.00	8/1/42	2,650,000	2,722,716
Miami-Dade County Health Facilities
Authority,
Hospital Revenue (Nicklaus Childrens
Hospital)	5.00	8/1/42	4,000,000	4,548,360
Miami-Dade County Health Facilities
Authority,
Hospital Revenue (Nicklaus Childrens
Hospital)	5.00	8/1/47	1,125,000	1,274,254
Orange County Health Facilities
Authority,
HR (Orlando Health, Inc.)	5.00	10/1/42	5,000,000	5,512,950
Sarasota County Public Hospital District,
HR (Sarasota Memorial Hospital
Project)	5.63	7/1/39	2,000,000	2,104,040
				49,967,733
Georgia - .6%
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.25	7/1/44	1,500,000	1,743,690
Atlanta Development Authority Senior
Health Care Facilities,
Revenue (Georgia Proton Treatment
Center Project)	6.75	1/1/35	2,500,000	2,580,925
Atlanta Development Authority Senior
Health Care Facilities,
Revenue (Georgia Proton Treatment
Center Project)	7.00	1/1/40	2,500,000	2,608,700
Burke County Development Authority,
PCR (Oglethorpe Power Corporation
Vogtle Project)	7.00	1/1/23	1,000,000	1,006,480
				7,939,795
Hawaii - 3.1%
Hawaii Department of Budget and
Finance,
Special Purpose Revenue (Hawaiian
Electric Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	6,000,000	6,447,540
Hawaii Department of Budget and
Finance,
Special Purpose Revenue (The Queen's
Health Systems)	5.00	7/1/35	7,000,000	7,974,260

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.7% (continued)
Hawaii - 3.1% (continued)
Hawaii Department of Budget and
Finance,
Special Purpose Senior Living Revenue
(Kahala Nui)	5.13	11/15/32	1,000,000		1,106,700
Hawaii Department of Budget and
Finance,
Special Purpose Senior Living Revenue
(Kahala Nui)	5.25	11/15/37	1,000,000		1,105,620
Tender Option Bond Trust Receipts
(Series 2016-XM0429) Non-recourse,
12/01/24,
(Hawaii, GO)	5.00	12/1/19	20,000,000	[b,e]	22,464,231
					39,098,351
Idaho - .4%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit Group)	5.00	12/1/32	3,900,000		4,387,695
Illinois - 13.7%
Board of Education of Chicago Unlimited
Tax,
GO	6.75	12/1/30	7,500,000	[b]	8,986,500
Board of Education of Chicago Unlimited
Tax,
GO	7.00	12/1/42	10,000,000	[b]	12,092,800
Board of Education of Chicago Unlimited
Tax,
GO	7.00	12/1/46	5,000,000	[b]	6,028,400
Chicago,
Customer Facility Charge Senior Lien
Revenue (Chicago O'Hare International
Airport) (Insured; Assured Guaranty
Municipal Corp.)	5.50	1/1/43	4,000,000		4,560,360
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/31	15,000,000		17,156,100
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/41	6,800,000		7,706,168
Chicago,
General Airport Third Lien Revenue
(Chicago O'Hare International Airport)
(Prerefunded)	6.50	1/1/21	5,000,000	[a]	5,719,250
Chicago,
GO	5.50	1/1/40	5,000,000		5,394,100
Chicago,
GO	5.50	1/1/42	1,750,000		1,885,713
Chicago,
GO	5.50	1/1/42	1,250,000		1,346,938
Chicago,
GO	7.75	1/1/42	7,480,000		8,291,879

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.7% (continued)
Illinois - 13.7% (continued)
Chicago,
GO (Project and Refunding Series)	5.00	1/1/35	5,000,000		5,231,450
Chicago Board of Education,
Dedicated Capital Improvement Tax
Bonds	6.00	4/1/46	1,500,000		1,763,430
Chicago Board of Education,
GO	5.00	12/1/46	5,000,000		5,106,500
Chicago Board of Education,
GO (Dedicated Revenues)	6.50	12/1/46	4,500,000		5,184,675
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	7.00	12/1/44	2,500,000		2,935,800
Chicago Board of Education Dedicated
Capital Improvement,
Special Tax	5.00	4/1/42	1,700,000		1,842,987
Chicago Board of Education Dedicated
Capital Improvement,
Special Tax Revenue	5.00	4/1/46	1,600,000		1,728,080
Chicago O'Hare International Airport,
Revenue (General Airport Third Lien)	5.75	1/1/39	415,000		460,131
Chicago O'Hare International Airport,
Revenue (General Airport Third Lien)
(Prerefunded)	5.75	1/1/21	2,085,000	[a]	2,338,244
Chicago O'Hare International Airport,
Revenue, Refunding	5.00	1/1/32	10,000,000		11,402,900
Chicago Transit Authority,
Second Lien Sales Tax Receipts
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/51	9,000,000		10,011,690
Detroit Michigan Financial Recovery,
G.O. Notes	5.00	12/10/26	3,000,000		2,961,630
Detroit Michigan Financial Recovery,
G.O. Notes	4.00	4/1/44	3,000,000		2,408,970
Illinois,
GO	5.50	7/1/33	2,500,000		2,715,575
Illinois,
GO	5.50	7/1/38	12,500,000		13,454,125
Illinois Finance Authority,
Revenue (Benedictine University
Project)	6.25	10/1/33	2,760,000		3,008,924
Illinois Finance Authority,
Revenue (Franciscan Communities,
Inc.)	5.25	5/15/47	4,250,000		4,503,342
Illinois Finance Authority,
Revenue (Franciscan Community Inc.)	5.00	5/15/37	3,000,000		3,245,430
Illinois Finance Authority,
Revenue (Lutheran Home and Services
Obligated Group)	5.63	5/15/42	3,000,000		3,165,480

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.7% (continued)
Illinois - 13.7% (continued)
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	5.50	7/1/28	1,560,000		1,773,392
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.50	7/1/34	2,140,000		2,184,170
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.00	7/1/43	5,000,000		5,636,050
Illinois Finance Authority,
Revenue (The Art Institute of Chicago)
(Prerefunded)	6.00	3/1/19	1,000,000	[a]	1,054,360
					173,285,543
Indiana - .6%
Allen County,
EDR (StoryPoint Fort Wayne Project)	6.75	1/15/43	750,000	[b]	788,445
Allen County,
EDR (StoryPoint Fort Wayne Project)	6.88	1/15/52	1,250,000	[b]	1,316,850
Indiana Finance Authority,
Lease Appropriaton Revenue (Stadium
Project)	5.25	2/1/35	5,000,000		5,880,350
					7,985,645
Kentucky - .3%
Kentucky Public Transportation
Infrastructure Authority,
First Tier Toll Revenue (Downtown
Crossing Project)	5.75	7/1/49	3,000,000		3,348,750
Kentucky State Property and Buildings
Commission,
Revenue (Project Number 90)
(Prerefunded)	5.38	11/1/18	165,000	[a]	171,034
					3,519,784
Louisiana - .9%
Jefferson Parish Hospital Service District
Number 2,
HR (East Jefferson General Hospital)	6.25	7/1/31	5,000,000		5,187,150
Louisiana Public Facilities Authority,
Revenue (CHRISTUS Health Obligated
Group)	6.00	7/1/29	1,000,000		1,071,090
Louisiana Public Facilities Authority,
Revenue (Loyola University Project)	0/5.70	10/1/23	2,500,000	[f]	2,106,325
New Orleans,
Water Revenue	5.00	12/1/34	500,000		563,655
New Orleans Aviation Board,
Revenue (Insured; Assured Guaranty
Corp.) (Prerefunded)	6.00	1/1/19	2,000,000	[a]	2,094,280
					11,022,500

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.7% (continued)
Maine - .7%
Maine Health and Higher Educational
Facilities Authority,
Revenue (MaineGeneral Medical Center
Issue)	6.00	7/1/26	825,000		885,110
Maine Health and Higher Educational
Facilities Authority,
Revenue (MaineGeneral Medical Center
Issue)	6.75	7/1/41	2,725,000		2,958,042
Maine Health and Higher Educational
Facilities Authority,
Revenue (MaineGeneral Medical Center
Issue)	7.00	7/1/41	4,240,000		4,670,021
					8,513,173
Maryland - 2.3%
Maryland,
GO (State and Local Facilities Loan)
(Prerefunded)	4.00	3/15/20	20,000,000	[a]	21,056,600
Maryland Economic Development
Corporation,
EDR (Terminal Project)	5.75	6/1/35	3,500,000		3,725,960
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Anne Arundel Health System
Issue) (Prerefunded)	6.75	7/1/19	2,000,000	[a]	2,160,520
Maryland Health and Higher Educational
Facilities Authority,
Revenue (University of Maryland
Medical System Issue) (Prerefunded)	5.13	7/1/19	250,000	[a]	263,570
Maryland Health and Higher Educational
Facilities Authority,
Revenue, Refunding (Lifebridge Health)	4.00	7/1/42	2,000,000		2,082,380
					29,289,030
Massachusetts - 5.8%
Massachusetts Development Finance
Agency,
HR (Cape Cod Healthcare Obligated
Group Issue)	5.25	11/15/41	4,370,000		4,892,827
Massachusetts Development Finance
Agency,
Revenue (Bentley University Issue)	5.00	7/1/40	5,500,000		6,312,680
Massachusetts Development Finance
Agency,
Revenue (Berklee College of Music
Issue)	5.00	10/1/39	5,000,000		5,795,300
Massachusetts Development Finance
Agency,
Revenue (Dana-Farber Cancer Institute
Issue)	5.00	12/1/41	3,000,000		3,432,240

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.7% (continued)
Massachusetts - 5.8% (continued)
Massachusetts Development Finance
Agency,
Revenue (Emerson College Issue)	5.25	1/1/42	5,500,000		6,339,685
Massachusetts Development Finance
Agency,
Revenue (Emmanuel College Issue)
(Green Bonds)	5.00	10/1/43	4,260,000		4,799,912
Massachusetts Development Finance
Agency,
Revenue (SABIS International Charter
School Issue)	5.00	4/15/40	1,500,000		1,636,740
Massachusetts Development Finance
Agency,
Revenue (Simmons College Issue)	5.00	10/1/36	2,115,000		2,433,434
Massachusetts Development Finance
Agency,
Revenue (Wentworth Institute of
Technology Issue)	5.00	10/1/46	2,015,000		2,245,919
Massachusetts Development Finance
Agency,
Revenue, Refunding	7.25	1/1/32	1,240,000		1,431,977
Massachusetts Development Finance
Agency,
Revenue, Refunding (Emerson College)	5.00	1/1/40	1,000,000		1,148,380
Massachusetts Development Finance
Agency,
Revenue, Refunding (Tufts Medical
Center Issue)	6.75	1/1/36	470,000		535,795
Massachusetts Development Finance
Agency,
Revenue, Refunding (Tufts Medical
Center Issue)	6.88	1/1/41	400,000		457,480
Massachusetts Development Finance
Agency,
Revenue, Refunding (Tufts Medical
Center Issue) (Prerefunded)	6.75	1/1/21	695,000	[a]	800,160
Massachusetts Development Finance
Agency,
Revenue, Refunding (Tufts Medical
Center Issue) (Prerefunded)	6.88	1/1/21	600,000	[a]	693,024
Massachusetts Development Finance
Agency,
Revenue, Refunding (Tufts Medical
Center Issue) (Prerefunded)	7.25	1/1/21	1,850,000	[a]	2,157,525
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	205,000	[a]	215,285

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.7% (continued)
Massachusetts - 5.8% (continued)
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	295,000	[a]	309,800
Massachusetts Water Pollution
Abatement Trust,
Water Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	50,000		50,171
Tender Option Bond Trust Receipts
(Series 2016-XM0428) Non-recourse,
04/01/23,
(Massachusetts, GO (Consolidated
Loan))	5.00	4/1/19	15,000,000	[b,e]	16,613,062
Tender Option Bond Trust Receipts
(Series 2016-XM0430) Non-recourse,
08/15/30,
(Massachusetts School Building
Authority, Senior Dedicated Sales Tax
Revenue)	5.00	8/15/20	10,000,000	[b,e]	11,344,005
					73,645,401
Michigan - 1.6%
Michigan Building Authority,
Revenue (Facilities Program)	5.38	10/15/41	3,000,000		3,360,360
Michigan Finance Authority,
HR (Beaumont Health Credit Group)	5.00	8/1/32	2,000,000		2,247,880
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/38	6,475,000		7,228,755
Michigan Finance Authority,
Local Government Loan Program
Revenue (School District of the City of
Detroit State Qualified Unlimited Tax
GO Local Project Bonds)	5.00	5/1/25	1,250,000		1,453,688
Wayne County Building Authority,
Revenue (Build America Bonds)	10.00	12/1/40	5,000,000		5,810,250
					20,100,933
Minnesota - 2.3%
Tender Option Bond Trust Receipts
(Series 2016-XM0425) Non-recourse,
08/01/23,
(Minnesota, GO (Various Purpose))	5.00	8/1/18	17,125,000	[b,e]	18,613,768
Tender Option Bond Trust Receipts
(Series 2016-XM0426) Non-recourse,
08/01/20,
(Minnesota, GO (Various Purpose))	5.00	8/1/18	10,000,000	[b,e]	10,868,350
					29,482,118

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.7% (continued)
Mississippi - .3%
Mississippi Development Bank,
Special Obligation Revenue (Jackson,
Water and Sewer System Revenue
Bond Project) (Insured; Assured
Guaranty Municipal Corp.)	6.88	12/1/40	1,625,000		2,031,656
Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company
Projects)	5.80	5/1/34	1,500,000		1,643,745
					3,675,401
Nevada - .4%
Director of Nevada Department of
Business & Industry Environment,
Revenue (Fulcrum Sierra Biofuels LLC
Project)	6.25	12/15/37	5,000,000	[b]	5,442,900
New Hampshire - 1.0%
New Hampshire Business Finance
Authority,
PCR (Public Service Company of New
Hampshire Project) (Insured; National
Public Finance Guarantee Corp.),
Auction-Based	1.96	5/1/21	12,250,000	[g]	12,042,975
New Jersey - 3.3%
New Jersey,
COP (Equipment Lease Purchase
Agreement) (Prerefunded)	5.25	6/15/19	1,000,000	[a]	1,054,810
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/26	2,500,000		2,709,200
New Jersey Economic Development
Authority,
Private Activity Revenue (The Goethals
Bridge Replacement Project)	5.13	1/1/34	5,325,000		5,908,460
New Jersey Economic Development
Authority,
Private Activity Revenue (The Goethals
Bridge Replacement Project)	5.38	1/1/43	5,500,000		6,129,860
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	6/15/29	13,000,000		14,360,970
New Jersey Economic Development
Authority MTR Vehicle Surcharges,
Revenue	5.00	7/1/33	2,500,000		2,736,750
New Jersey Health Care Facilities
Financing Authority,
Revenue (Saint Peter's University
Hospital Obligated Group Issue)	6.25	7/1/35	1,500,000		1,629,450

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.7% (continued)
New Jersey - 3.3% (continued)
New Jersey Transportation Trust Fund
Authority,
Federal Highway Reimbursement
Revenue Notes	5.00	6/15/30	1,500,000		1,665,855
New Jersey Transportation Trust Fund
Authority,
Federal Highway Reimbursement
Revenue Notes	5.00	6/15/31	3,000,000		3,053,490
South Jersey Port Subordinated Marine
Terminal,
Revenue	5.00	1/1/42	1,250,000		1,345,238
South Jersey Port Subordinated Marine
Terminal,
Revenue	5.00	1/1/48	1,500,000		1,610,430
					42,204,513
New York - 7.0%
Brooklyn Arena Local Development
Corporation,
PILOT Revenue (Barclays Center
Project) (Prerefunded)	6.00	1/15/20	9,500,000	[a]	10,386,065
Brooklyn Arena Local Development
Corporation,
PILOT Revenue (Barclays Center
Project) (Prerefunded)	6.25	1/15/20	6,000,000	[a]	6,590,700
Hudson Yards Infrastructure Corporation,
Revenue	5.75	2/15/47	2,020,000		2,267,430
Hudson Yards Infrastructure Corporation,
Revenue (Preredunded)	5.75	2/15/21	2,980,000	[a]	3,357,924
Metropolitan Transportation Authority,
Transportation Revenue	6.50	11/15/28	140,000		147,007
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.50	11/15/18	55,000	[a]	57,694
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/56	5,000,000		5,540,900
New York City,
GO	6.00	10/15/23	230,000		239,577
New York City,
GO	5.00	12/1/34	2,000,000		2,351,100
New York City,
GO	5.00	12/1/35	2,000,000		2,342,420
New York City,
GO	5.00	12/1/37	3,150,000		3,672,994
New York City,
GO	5.00	12/1/41	4,000,000		4,643,480
New York City,
GO (Prerefunded)	6.00	10/15/18	270,000	[a]	280,908

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.7% (continued)
New York - 7.0% (continued)
New York City Industrial Development
Agency,
PILOT Revenue (Queens Baseball
Stadium Project) (Insured; Assured
Guaranty Corp. )	6.50	1/1/46	325,000		341,507
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; Assured Guaranty
Corp.)	7.00	3/1/49	1,300,000		1,383,746
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; FGIC)	3.02	3/1/20	6,100,000	[h]	6,078,955
New York Counties Tobacco Trust VI,
Tobacco Settlement Pass-Through
Bonds	5.00	6/1/51	4,585,000		4,716,589
New York Liberty Development
Corporation,
Liberty Revenue (4 World Trade Center
Project)	5.75	11/15/51	5,000,000		5,675,600
New York Liberty Development
Corporation,
Liberty Revenue (7 World Trade Center
Project)	5.00	3/15/44	2,000,000		2,154,480
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	10,000,000	[b]	10,758,100
New York State Dormitory Authority,
Revenue (Pace University)	5.00	5/1/38	500,000		552,270
Port Authority of New York and New
Jersey,
Special Project Revenue (JFK
International Air Terminal LLC Project)	6.00	12/1/42	5,000,000		5,553,350
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	0.00	11/15/27	2,000,000	[c]	1,543,760
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	0.00	11/15/28	4,715,000	[c]	3,492,683
Triborough Bridge and Tunnel Authority,
Subordinate Revenue (MTA Bridges
and Tunnels)	0.00	11/15/31	5,000,000	[c]	3,264,600
Triborough Bridge and Tunnel Authority,
Subordinate Revenue (MTA Bridges
and Tunnels)	0.00	11/15/32	3,000,000	[c]	1,872,030
					89,265,869

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.7% (continued)
North Carolina - .5%
North Carolina Eastern Municipal Power
Agency,
Power System Revenue (Insured;
Assured Guaranty Corp.) (Escrowed to
Maturity)	6.00	1/1/19	105,000		107,702
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/34	1,000,000		1,177,440
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/35	1,000,000		1,172,780
North Carolina Turnpike Authority,
Monroe Expressway Toll Revenue	5.00	7/1/47	4,000,000		4,391,320
					6,849,242
Ohio - 1.3%
Butler County,
Port Authority Project Revenue
(Storypoint Fairfield Project)	6.38	1/15/43	1,500,000	[b]	1,548,480
Montgomery County,
Revenue (Catholic Health Initiatives)	6.25	10/1/33	1,115,000		1,155,608
Ohio,
Private Activity Revenue (Portsmouth
Gateway Group, LLC - Borrower)
(Portsmouth Bypass Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	12/31/35	3,000,000		3,371,250
Ohio,
Private Activity Revenue (Portsmouth
Gateway Group, LLC - Borrower)
(Portsmouth Bypass Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	12/31/39	2,000,000		2,233,220
Ohio Air Quality Development Authority,
Revenue (Pratt Paper LLC Project)	4.25	1/15/38	2,500,000	[b]	2,563,850
Ohio Air Quality Development Authority,
Revenue (Pratt Paper LLC Project)	4.50	1/15/48	2,000,000	[b]	2,080,500
Ohio Turnpike and Infrastructure
Commission,
Turnpike Junior Lien Revenue
(Infrastructure Projects)	0/5.70	2/15/34	3,000,000	[f]	2,910,270
					15,863,178
Pennsylvania - 1.7%
Beaver County Industrial Development
Authority,
PCR (FirstEnergy Nuclear Generation
Project)	4.38	7/1/22	2,500,000		2,472,375
Berks County Industrial Development
Authority,
Revenue (Tower Health Project)	4.00	11/1/38	5,000,000		5,123,350

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.7% (continued)
Pennsylvania - 1.7% (continued)
Pennsylvania Economic Development
Financing Authority,
Water Facilities Revenue (Aqua
Pennsylvania, Inc. Project)	5.00	12/1/43	4,425,000		4,777,805
Pennsylvania Higher Educational
Facilities Authority,
Revenue (The Foundation for Indiana
University of Pennsylvania Student
Housing Project at Indiana University of
Pennsylvania) (Prerefunded)	5.00	7/1/22	1,000,000	[a]	1,139,440
Pennsylvania Higher Educational
Facilities Authority,
Revenue (University of Pennsylvania
Health System)	4.00	8/15/42	4,000,000		4,119,640
Pennsylvania Higher Educational
Facilities Authority,
Revenue (University of Pennsylvania
Health System) (Prerefunded)	5.75	8/15/21	2,550,000	[a]	2,914,548
Philadelphia Hospitals and Higher
Education Facilities Authority,
Revenue, Refunding (Temple University
Health System Obligated Group)	5.00	7/1/34	1,000,000		1,101,440
					21,648,598
Rhode Island - .6%
Rhode Island Health and Educational
Building Corporation,
Higher Education Facility Revenue
(Providence College Issue)	5.00	11/1/45	7,000,000		7,942,060
South Carolina - .7%
South Carolina Public Service Authority,
Revenue	5.00	12/1/36	2,000,000		2,270,600
Spartanburg South Carolina Waterworks,
Revenue, Refunding	5.00	6/1/39	5,740,000		6,702,770
					8,973,370
Tennessee - .1%
Memphis-Shelby County Industrial
Development Board Economic
Development Growth Engine,
Tax Allocation, Refunding (Senior Tax
Increment-Graceland Project)	4.75	7/1/27	400,000		417,184
Memphis-Shelby County Industrial
Development Board Economic
Development Growth Engine,
Tax Allocation, Refunding (Senior Tax
Increment-Graceland Project)	5.50	7/1/37	600,000		630,036

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.7% (continued)
Tennessee - .1% (continued)
Memphis-Shelby County Industrial
Development Board Economic
Development Growth Engine,
Tax Allocation, Refunding (Senior Tax
Increment-Graceland Project)	5.63	1/1/46	750,000		782,970
					1,830,190
Texas - 16.7%
Arlington Higher Education Finance
Corporation,
Revenue (Uplift Education)	5.00	12/1/36	1,315,000		1,457,086
Arlington Higher Education Finance
Corporation,
Revenue (Uplift Education)	5.00	12/1/46	1,100,000		1,192,763
Austin,
Airport System Revenue	5.00	11/15/46	13,120,000		15,054,544
Bexar County Health Facilities
Development Corporation,
Revenue (Army Retirement Residence
Foundation Project)	5.00	7/15/41	1,750,000		1,886,972
Central Texas Regional Mobility
Authority,
Senior Lien Revenue	5.00	1/1/40	7,300,000		8,193,155
Central Texas Regional Mobility
Authority,
Senior Lien Revenue	5.00	1/1/46	2,000,000		2,237,740
Central Texas Regional Mobility
Authority,
Senior Lien Revenue (Prerefunded)	6.00	1/1/21	5,000,000	[a]	5,652,650
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	5.00	8/15/32	2,745,000		2,992,544
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	6.00	8/15/33	1,500,000		1,739,085
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	5.00	8/15/42	6,135,000		6,478,376
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	6.00	8/15/43	2,770,000		3,215,444
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools) (Prerefunded)	5.50	8/15/21	1,250,000	[a]	1,417,563

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.7% (continued)
Texas - 16.7% (continued)
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools) (Prerefunded)	5.75	8/15/21	1,000,000	[a]	1,142,960
Clifton Higher Education Finance
Corporation,
Education Revenue (Uplift Education)	5.00	12/1/45	3,855,000		4,209,390
Clint Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	8/15/45	5,000,000		5,704,700
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth International
Airport)	5.00	11/1/32	7,500,000		8,243,775
El Paso Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	8/15/42	6,000,000		6,952,200
Grand Parkway Transportation
Corporation,
Grand Parkway System First Tier Toll
Revenue	5.50	4/1/53	4,500,000		5,117,580
Grand Parkway Transportation
Corporation,
Grand Parkway System Subordinate
Tier Toll Revenue (Toll Equity Loan
Agreement Supported)	0/5.20	10/1/31	2,000,000	[f]	1,884,400
Grand Parkway Transportation
Corporation,
Grand Parkway System Subordinate
Tier Toll Revenue (Toll Equity Loan
Agreement Supported)	0/5.40	10/1/33	2,500,000	[f]	2,355,950
Grand Parkway Transportation
Corporation,
Grand Parkway System Subordinate
Tier Toll Revenue (Toll Equity Loan
Agreement Supported)	0/5.45	10/1/34	2,235,000	[f]	2,099,894
Harris County Health Facilities
Development Corporation,
HR (Memorial Hermann Healthcare
System) (Prerefunded)	7.00	12/1/18	1,000,000	[a]	1,055,370
Houston,
Airport System Subordinate Lien
Revenue	5.00	7/1/32	500,000		550,980
Houston,
Airport System Subordinate Lien
Revenue (Insured; Assured Guaranty
Municipal Corp.), Auction-Based	2.44	7/1/30	9,825,000	[g]	9,533,001

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.7% (continued)
Texas - 16.7% (continued)
Houston,
Airport System Subordinate Lien
Revenue (Insured; Assured Guaranty
Municipal Corp.), Auction-Based	2.44	7/1/30	3,400,000	[g]	3,283,618
Houston Higher Education Finance
Corporation,
Education Revenue (Cosmos
Foundation, Inc.) (Prerefunded)	6.50	5/15/21	1,530,000	[a]	1,771,511
Houston Higher Education Finance
Corporation,
Education Revenue (Cosmos
Foundation, Inc.) (Prerefunded)	6.50	5/15/21	1,270,000	[a]	1,470,470
Houston Higher Education Finance
Corporation,
Higher Education Revenue (Cosmos
Foundation, Inc.) (Escrowed to
Maturity)	5.88	5/15/21	500,000		536,405
Houston Higher Education Finance
Corporation,
Higher Education Revenue (Cosmos
Foundation, Inc.) (Prerefunded)	6.88	5/15/21	4,400,000	[a]	5,149,496
Mission Economic Development
Corporation,
Senior Lien Revenue (Natgasoline
Project)	5.75	10/1/31	1,000,000	[b]	1,048,840
Newark Higher Education Finance
Corporation,
Education Revenue (A+ Charter
Schools, Inc.)	5.50	8/15/35	750,000	[b]	773,175
Newark Higher Education Finance
Corporation,
Education Revenue (A+ Charter
Schools, Inc.)	5.75	8/15/45	1,000,000	[b]	1,030,600
North Texas Education Finance
Corporation,
Education Revenue (Uplift Education)	4.88	12/1/32	1,630,000		1,732,152
North Texas Tollway Authority,
First Tier System Revenue
(Prerefunded)	6.00	1/1/21	7,000,000	[a]	7,913,710
North Texas Tollway Authority,
Special Projects System Revenue
(Prerefunded)	5.50	9/1/21	20,000,000	[a]	22,704,400
Pottsboro Higher Education Finance
Corporation,
Education Revenue (Imagine
International Academy of North Texas,
LLC)	5.00	8/15/46	1,000,000		1,013,300

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.7% (continued)
Texas - 16.7% (continued)
Schertz-Cibolo-Universal City
Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	4.00	2/1/46	4,000,000		4,236,880
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (Blueridge
Transportation Group, State Highway
288 Toll Lanes Project)	5.00	12/31/45	1,000,000		1,104,690
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (LBJ
Infrastructure Group LLC IH-635
Managed Lanes Project)	7.00	6/30/40	11,175,000		12,574,892
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (North Tarrant
Express Mobility Partners Segments 3
LLC Segments 3A and 3B Facility)	7.00	12/31/38	10,000,000		11,954,900
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (North Tarrant
Express Mobility Partners Segments 3
LLC Segments 3A and 3B Facility)	6.75	6/30/43	5,000,000		5,892,350
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (NTE Mobility
Partners LLC North Tarrant Express
Managed Lanes Project)	7.50	12/31/31	2,500,000		2,786,200
Texas Transportation Commission,
Central Texas Turnpike System First
Tier Revenue	5.00	8/15/37	15,950,000		18,151,738
Texas Transportation Commission,
Central Texas Turnpike System First
Tier Revenue	5.00	8/15/41	6,000,000		6,657,840
					212,155,289
Utah - 1.9%
Salt Lake City,
Airport Revenue (Salt Lake
International Airport)	5.00	7/1/42	4,000,000		4,614,640
Salt Lake County,
GO, TRANS	2.00	12/28/17	20,000,000		20,015,000
					24,629,640
Virginia - 3.1%
Chesapeake,
Transportation System Senior Toll
Road Revenue	0/4.87	7/15/40	2,000,000	[f]	1,702,660

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.7% (continued)
Virginia - 3.1% (continued)
Virginia Small Business Financing
Authority,
Private Activity Revenue (Transform 66
P3 Project)	5.00	12/31/49	4,500,000		5,056,605
Virginia Small Business Financing
Authority,
Private Activity Revenue (Transform 66
P3 Project)	5.00	12/31/56	4,000,000		4,432,840
Virginia Small Business Financing
Authority,
Revenue	5.00	1/1/40	12,395,000		13,304,545
Virginia Small Business Financing
Authority,
Senior Lien Revenue (95 Express Lanes
LLC Project)	5.00	1/1/40	7,510,000		8,061,084
Virginia Small Business Financing
Authority,
Senior Lien Revenue (Elizabeth River
Crossing Opco, LLC Project)	5.25	1/1/32	4,000,000		4,434,320
Virginia Small Business Financing
Authority,
Senior Lien Revenue (Elizabeth River
Crossing Opco, LLC Project)	6.00	1/1/37	1,665,000		1,890,724
					38,882,778
Washington - .3%
Washington Economic Development
Finance Authority,
Environmental Facilities Revenue
(Columbia Pulp I LLC Project)	7.50	1/1/32	3,500,000	[b]	4,164,335
West Virginia - .1%
Monongalia County West Virginia
Commission Special District Excise Tax,
Revenue (Refunding and
Improvvement-Unviersity Town
Center)	5.75	6/1/43	750,000	[b]	781,155
Wisconsin - 1.1%
Oneida Tribe of Indians,
Retail Sales Revenue	6.50	2/1/31	1,325,000	[b]	1,412,583
Wisconsin,
General Fund Annual Appropriation
Bonds (Prerefunded)	5.75	5/1/19	130,000	[a]	137,462
Wisconsin,
General Fund Annual Appropriation
Bonds (Prerefunded)	5.75	5/1/19	1,370,000	[a]	1,448,638
Wisconsin,
General Fund Annual Appropriation
Bonds (Prerefunded)	6.00	5/1/19	930,000	[a]	986,609

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.7% (continued)
Wisconsin - 1.1% (continued)
Wisconsin,
General Fund Annual Appropriation
Bonds (Prerefunded)	6.00	5/1/19	70,000	[a]	74,261
Wisconsin Center District,
Senior Dedicated Tax Revenue
(Milwaukee Arena Project) (Insured;
Assured Guaranty Municipal Corp.)	0.00	12/15/44	8,735,000	[c]	3,091,316
Wisconsin Center District,
Senior Dedicated Tax Revenue
(Milwaukee Arena Project) (Insured;
Assured Guaranty Municipal Corp.)	0.00	12/15/46	3,990,000	[c]	1,303,892
Wisconsin Health & Educational Facilities
Authority,
Revenue, Refunding (Marshfield Clinic
Health Systems)	5.00	2/15/47	5,000,000		5,556,100
					14,010,861
U.S. Related - 2.7%
A.B. Won International Airport Authority
of Guam,
General Revenue	6.25	10/1/34	1,000,000		1,134,140
A.B. Won International Airport Authority
of Guam,
General Revenue	6.38	10/1/43	1,000,000		1,135,660
A.B. Won International Airport Authority
of Guam,
General Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	10/1/34	2,000,000		2,314,920
A.B. Won International Airport Authority
of Guam,
General Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.13	10/1/43	2,000,000		2,343,320
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	2,500,000		2,790,175
Guam,
Hotel Occupancy Tax Revenue	6.13	11/1/31	5,000,000		5,609,400
Guam,
Hotel Occupancy Tax Revenue	6.50	11/1/40	2,000,000		2,267,460
Guam,
LOR (Section 30)	5.00	12/1/46	1,500,000		1,634,820
Guam Government Department of
Education,
COP (John F. Kennedy High School
Project)	6.63	12/1/30	1,000,000		1,048,500
Puerto Rico Commonwealth,
GO	8.00	7/1/35	5,000,000	[i]	1,212,500
Puerto Rico Electric Power Authority,
Power Revenue	5.00	7/1/22	2,000,000	[i]	675,000
Puerto Rico Electric Power Authority,
Power Revenue	6.75	7/1/36	10,000,000	[i]	3,375,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.7% (continued)
U.S. Related - 2.7% (continued)
Puerto Rico Electric Power Authority,
Power Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/21	500,000		500,880
Puerto Rico Infrastructure Financing
Authority,
Special Tax Revenue	5.00	7/1/21	500,000	[i]	21,250
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue	5.00	8/1/22	4,585,000	[i]	1,851,194
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.25	8/1/33	750,000	[f]	58,125
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	6.75	8/1/32	15,000,000	[i]	1,500,000
Virgin Islands Public Finance Authority,
Revenue (Virgin Islands Gross Receipts
Taxes Loan Note)	5.00	10/1/29	2,250,000		1,015,313
Virgin Islands Public Finance Authority,
Revenue (Virgin Islands Gross Receipts
Taxes Loan Note)	5.00	10/1/30	5,000,000		2,250,000
Virgin Islands Public Finance Authority,
Revenue (Virgin Islands Gross Receipts
Taxes Loan Note)	5.00	10/1/34	1,500,000		673,125
Virgin Islands Public Finance Authority,
Subordinated Revenue (Virgin Islands
Matching Fund Loan Note - Diageo
Project)	6.75	10/1/37	1,250,000		684,375
					34,095,157
Total Long-Term Municipal Investments
(cost $1,231,607,955)					1,291,141,931

Short-Term Municipal Investments - .6%
District of Columbia - .1%
Metropolitan Washington Airports
Authority,
Airport System Revenue (LOC; TD
Bank)	0.95	12/1/17	1,600,000	[j,k]	1,600,000
Illinois - .0%
Illinois Finance Authority,
Revenue (The University of Chicago
Medical Center) (LOC; Wells Fargo
Bank)	0.92	12/1/17	300,000	[j,k]	300,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Municipal Investments - .6% (continued)
Missouri - .2%
Missouri Health and Educational Facilities
Authority,
Educational Facilities Revenue (Ranken
Technology College) (LOC; Northern
Trust Company)	0.95	12/1/17	1,600,000	[j,k]	1,600,000
New York - .2%
Metropolitan Transportation Authority,
Revenue, Refunding (LOC; TD Bank NA)	0.95	12/1/17	1,300,000	[j,k]	1,300,000
New York City Municipal Water Finance
Authority,
Water and Sewer System General
Resolution Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.94	12/1/17	1,000,000	[j,k]	1,000,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue (Liquidity
Facility; State Street Bank and Trust
Co.)	0.94	12/1/17	300,000	[j,k]	300,000
					2,600,000
Tennessee - .0%
Clarksville Public Building Authority,
Pooled Financing Revenue (Tennessee
Municipal Bond Fund) (LOC; Bank of
America)	0.99	12/1/17	300,000	[j,k]	300,000
Wisconsin - .1%
Wisconsin Health and Educational
Facilities Authority,
Revenue (Aurora Health Care, Inc.)	0.97	12/1/17	300,000	[j,k]	300,000
Wisconsin Health and Educational
Facilities Authority,
Revenue (Aurora Health Care, Inc.)
(LOC; Bank of Montreal)	0.97	12/1/17	1,000,000	[j,k]	1,000,000
					1,300,000
Total Short-Term Municipal Investments
(cost $7,700,000)					7,700,000

Total Investments (cost $1,249,307,955)	103.1%	1,308,944,738
Liabilities, Less Cash and Receivables	(3.1%)	(39,062,452)
Net Assets	100.0%	1,269,882,286

LIBOR—London Interbank Offered Rate

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, these securities were valued at $183,818,761 or 14.48% of net assets.
[c] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[d] Variable rate security—rate shown is the interest rate in effect at period end.
[e] Collateral for floating rate borrowings.
[f] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[g] Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.
[h] Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[i] Non-income producing—security in default.
[j] Variable rate demand note—rate shown is the interest rate in effect at November 30, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
[k] The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Municipal Opportunities Fund
November 30, 2017 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Short
U.S. Treasury 10 Year
Notes	213	3/2018	(26,588,046)	(26,421,984)	166,062
U.S. Treasury 5 Year
Notes	630	3/2018	(73,546,154)	(73,296,563)	249,591
U.S. Treasury Ultra Long
Bond	300	3/2018	(50,049,969)	(49,462,500)	587,469
Ultra 10 Year U. S.
Treasury Notes	933	3/2018	(125,177,913)	(124,249,359)	928,554
Gross Unrealized Appreciation					1,931,676

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	10,102,807	-	10,102,807
Municipal Bonds†	-	1,298,841,931	-	1,298,841,931
Other Financial Instruments:
Futures††	1,931,676	-	-	1,931,676
Liabilities ($)
Other Financial Instruments:
Floating Rate Notes†††	-	(58,975,000)	-	(58,975,000)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.
†††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

NOTES

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At November 30, 2017, accumulated net unrealized appreciation on investments was $59,636,783, consisting of $89,937,046 gross unrealized appreciation and $30,300,263 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
November 30, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8%
Alabama - .1%
Alabama 21st Century Authority,
Tobacco Settlement Revenue	5.00	6/1/20	1,500,000	1,619,490
Alabama 21st Century Authority,
Tobacco Settlement Revenue	5.00	6/1/21	1,240,000	1,368,824
				2,988,314
Alaska - .3%
Alaska,
International Airports System Revenue	5.00	10/1/32	5,000,000	5,817,600
Arizona - .7%
Maricopa County Industrial Development
Authority,
Revenue (Banner Health)	5.00	1/1/27	5,000,000	6,069,550
Salt River Agricultural Improvement &
Power District,
Revenue, Refunding (Salt River Electric
System Project)	5.00	1/1/30	3,000,000	3,688,290
Salt River Agricultural Improvement &
Power District,
Revenue, Refunding (Salt River Electric
System Project)	5.00	1/1/31	2,000,000	2,440,860
Salt River Agricultural Improvement &
Power District,
Revenue, Refunding (Salt River Electric
System Project)	5.00	1/1/33	2,000,000	2,421,040
				14,619,740
Arkansas - .2%
University of Arkansas,
Revenue	5.00	11/1/33	500,000	598,420
University of Arkansas,
Revenue	5.00	11/1/34	1,100,000	1,311,255
University of Arkansas,
Revenue	5.00	11/1/36	580,000	687,520
University of Arkansas,
Revenue	5.00	11/1/37	900,000	1,065,132
University of Arkansas,
Revenue	5.00	11/1/38	800,000	945,272
				4,607,599
California - 15.9%
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue	5.00	10/1/34	1,500,000	1,721,010

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 15.9% (continued)
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/35	2,050,000	2,372,629
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge
Revenue	2.00	4/1/21	5,000,000	5,021,850
Bay Area Toll Authority,
Toll Bridge Revenue, Refunding (San
Francisco Bay Area Subordinate Toll
Bridge)	4.00	4/1/35	10,000,000	10,782,500
California,
GO	5.00	8/1/22	2,500,000	2,860,700
California,
GO (Various Purpose)	5.00	12/1/23	2,500,000	2,938,475
California,
GO (Various Purpose)	5.00	12/1/23	12,500,000	14,692,375
California,
GO (Various Purpose)	5.25	9/1/29	10,000,000	11,790,000
California,
GO (Various Purpose)	4.00	9/1/31	10,000,000	10,965,100
California,
GO (Various Purpose)	6.00	3/1/33	11,445,000	12,581,145
California,
GO (Various Purpose)	6.50	4/1/33	8,750,000	9,339,575
California,
GO (Various Purpose)	5.50	3/1/40	7,950,000	8,607,783
California,
GO, Refunding (Various Purpose)	5.00	11/1/25	5,000,000	6,055,450
California Department of Water
Resources,
Water System Revenue (Central Valley
Project) (Escrowed to Maturity)	5.00	12/1/19	115,000	122,868
California Health Facilities Financing
Authority,
Revenue (Adventist Health
System/West)	4.00	3/1/33	7,500,000	7,910,550
California Health Facilities Financing
Authority,
Revenue (City of Hope)	5.00	11/15/23	1,500,000	1,721,610
California Health Facilities Financing
Authority,
Revenue (City of Hope)	5.00	11/15/24	1,600,000	1,835,568
California Health Facilities Financing
Authority,
Revenue (Lucie Salter Packard
Children's Hospital at Sanford)	5.00	11/15/42	825,000	968,311

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 15.9% (continued)
California Health Facilities Financing
Authority,
Revenue (Lucie Salter Packard
Children's Hospital at Sanford)	4.00	11/15/47	1,120,000		1,172,438
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.25	10/1/18	8,500,000	[a]	8,852,580
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.25	10/1/18	4,000,000	[a]	4,165,920
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.50	10/1/18	60,000	[a]	62,612
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.50	10/1/18	3,440,000	[a]	3,589,743
California Infrastructure and Economic
Development Bank,
Infrastructure State Revolving Fund
Revenue	4.00	10/1/45	8,275,000		8,812,958
California State Public Works Board,
LR (Various Capital Projects)	5.00	10/1/20	2,000,000		2,180,660
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist Hospital
of Southern California Project)
(Collateralized; FHA) (Prerefunded)	6.25	8/1/19	4,140,000	[a]	4,415,890
California Statewide Communities
Development Authority,
Revenue (Saint Joseph Health System)
(Insured; Assured Guaranty Municipal
Corp.) (Escrowed to Maturity)	4.50	7/1/18	590,000		601,257
Escondido Union School District,
GO	5.00	8/1/25	1,320,000		1,604,038
Evergreen School District,
GO	4.00	8/1/41	5,000,000		5,241,900
Golden State Tobacco Securitization
Corporation,
Enhanced Tobacco Settlement Asset-
Backed Bonds	5.00	6/1/29	10,680,000		12,296,525
Golden State Tobacco Securitization
Corporation,
Enhanced Tobacco Settlement Asset-
Backed Bonds	5.00	6/1/32	2,000,000		2,342,640
Long Beach Unified School District,
GO	4.00	8/1/38	10,300,000		10,910,481

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 15.9% (continued)
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.25	5/15/26	15,520,000		16,878,000
New Haven Unified School District,
GO (Insured; Assured Guaranty Corp.)	0.00	8/1/33	4,000,000	[b]	2,355,720
Port of Oakland,
Revenue	5.00	5/1/23	1,875,000		2,054,212
Riverside County Transportation
Commission,
Sales Tax Revenue	5.25	6/1/28	5,000,000		5,892,400
Sacramento County Sanitation Districts
Financing Authority,
Subordinate Lien Revenue (Sacramento
Regional County Sanitation District)
(Insured; FGIC), 3 Month LIBOR + .53%	1.41	12/1/35	10,000,000	[c]	8,975,400
Sacramento County Water Financing
Authority,
Revenue (Sacramento County Water
Agency Zones 40 and 41 Water System
Project) (Insured; National Public
Finance Guarantee Corp.), 3 Month
LIBOR + .55%	1.43	6/1/34	8,000,000	[c]	7,213,040
San Diego Unified School District,
GO	4.00	7/1/37	4,000,000		4,323,760
San Francisco City & County Commission
International Airport,
Revenue, Refunding	5.00	5/1/25	10,500,000		12,507,390
San Francisco City & County Public
Utilities Commission,
Revenue	5.00	11/1/33	4,000,000		4,686,560
San Francisco City & County Public
Utilities Commission,
Revenue	5.00	11/1/34	5,000,000		5,840,900
San Francisco City & County Public
Utilities Commission,
Revenue	5.00	11/1/35	5,000,000		5,823,600
San Francisco City and County,
COP (War Memorial Veterans Building
Seismic Upgrade and Improvements)	5.00	4/1/27	3,555,000		4,114,450
San Francisco City and County,
CP (Moscone Convention Center
Expansion Project)	4.00	4/1/37	11,000,000		11,627,990
San Francisco City and County Public
Utilities Commission,
San Francisco Water Revenue	5.00	11/1/37	11,000,000		12,304,820
San Francisco Community College
District,
GO	5.00	6/15/29	5,000,000		5,947,550

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 15.9% (continued)
San Jose Airport,
Revenue	5.00	3/1/42	1,000,000	1,170,900
San Jose Airport,
Revenue	5.00	3/1/47	1,750,000	2,042,897
Southern California Public Power
Authority,
Gas Project Revenue (Project Number
1)	5.25	11/1/20	4,000,000	4,388,040
Southern California Public Power
Authority,
Revenue (Apex Power Project)	5.00	7/1/30	1,000,000	1,175,200
Southern California Public Power
Authority,
Revenue (Apex Power Project)	5.00	7/1/31	3,855,000	4,507,189
Southern California Public Power
Authority,
Revenue (Apex Power Project)	5.00	7/1/33	3,380,000	3,924,924
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue
(Los Medanos Community
Development Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	9/1/21	1,325,000	1,478,740
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue
(Los Medanos Community
Development Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	9/1/26	6,610,000	7,923,143
University of California Regents,
General Revenue	5.00	5/15/31	9,000,000	10,667,880
University of California Regents,
Limited Project Revenue	5.00	5/15/30	11,000,000	13,096,600
				339,458,446
Colorado - 1.2%
City and County of Denver,
Airport System Revenue (Insured:
Assured Guaranty Corp. and National
Public Finance Guarantee Corp.)	5.25	11/15/19	4,445,000	4,459,935
Colorado Department of Transportation,
COP (Headquarters Facilities Lease
Purchase Agreement)	5.00	6/15/41	3,000,000	3,120,660
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.00	10/1/23	2,000,000	2,071,120
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.25	10/1/33	1,600,000	1,658,272
Public Authority for Colorado Energy,
Natural Gas Purchase Revenue	5.75	11/15/18	520,000	540,051

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Colorado - 1.2% (continued)
Public Authority for Colorado Energy,
Natural Gas Purchase Revenue	6.13	11/15/23	5,350,000		6,308,613
Regional Transportation District,
CP, Refunding	5.50	6/1/22	450,000		491,427
Regional Transportation District,
CP, Refunding (Prerefunded)	5.50	6/1/20	1,750,000	[a]	1,913,362
Regional Transportation District of
Colorado,
COP (Lease Purchase Agreement)	5.00	6/1/19	1,750,000		1,835,225
Regional Transportation District of
Colorado,
COP (Lease Purchase Agreement)	5.00	6/1/20	2,700,000		2,917,161
					25,315,826
Connecticut - 1.7%
Connecticut,
GO	5.00	11/15/21	9,430,000		10,419,113
Connecticut,
GO	5.00	4/15/22	5,000,000		5,557,350
Connecticut,
GO	4.00	6/15/30	3,000,000		3,167,670
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure)	5.00	9/1/28	10,000,000		11,585,700
Connecticut Health and Educational
Facilities Authority,
Revenue, Refunding (Sacred Heart
University)	5.00	7/1/42	2,000,000		2,285,960
Connecticut Housing Finance Authority,
Revenue, Refunding (Housing Finance
Program)	4.00	11/15/47	2,500,000		2,687,975
					35,703,768
Delaware - .7%
Delaware River and Bay Authority,
Revenue	5.00	1/1/21	2,000,000		2,188,080
Delaware River and Bay Authority,
Revenue	5.00	1/1/22	2,710,000		3,031,108
Delaware River and Bay Authority,
Revenue	5.00	1/1/23	1,500,000		1,710,675
Delaware River and Bay Authority,
Revenue	5.00	1/1/24	1,000,000		1,159,630
University of Delaware,
Revenue	5.00	11/1/27	5,440,000		6,224,502
					14,313,995
District of Columbia - .3%
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/23	4,250,000		4,712,187

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
District of Columbia - .3% (continued)
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/24	2,500,000		2,769,925
					7,482,112
Florida - 2.9%
Florida Department of Transportation,
State Infrastructure Bank Revenue	5.00	7/1/19	4,220,000		4,273,636
Florida State Board of Education,
Public Education Capital Outlay Bonds	5.00	6/1/26	10,000,000		11,864,700
Jacksonville,
Better Jacksonville Sales Tax Revenue	5.00	10/1/21	2,500,000		2,786,500
Lee County,
Airport Revenue	5.50	10/1/23	3,565,000		4,001,998
Lee County,
Airport Revenue	5.50	10/1/24	5,000,000		5,592,100
Miami-Dade County,
Aviation Revenue (Miami International
Airport)	5.50	10/1/25	3,165,000		3,494,350
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement with Miami-Dade County
School Board Foundation, Inc.)	5.00	5/1/26	5,600,000		6,595,176
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement with the Palm Beach School
Board Leasing Corporation)	5.00	8/1/27	4,595,000		5,433,128
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	240,000	[a]	247,630
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	245,000	[a]	252,789
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	210,000	[a]	216,676
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	1,790,000	[a]	1,848,408
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	1,085,000	[a]	1,120,404
Tallahassee Consolidated Utility Systems,
Revenue, Refunding	5.00	10/1/34	1,000,000		1,157,970

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Florida - 2.9% (continued)
Tallahassee Consolidated Utility Systems,
Revenue, Refunding	5.00	10/1/35	1,500,000		1,731,870
Tallahassee Consolidated Utility Systems,
Revenue, Refunding	5.00	10/1/36	2,070,000		2,384,371
Tampa Bay Water A Regional Water
Supply Authority,
Utility System Revenue	5.00	10/1/20	5,000,000		5,466,150
Tampa Sports Authority,
Local Option Sales Tax Revenue
(Stadium Project)	5.00	1/1/24	90,000		105,710
Tampa Sports Authority,
Local Option Sales Tax Revenue
(Stadium Project)	5.00	1/1/25	2,865,000		3,412,702
					61,986,268
Georgia - 1.8%
Atlanta Water and Wastewater,
Revenue	5.00	11/1/37	3,375,000		4,003,864
Burke County Development Authority,
PCR (Georgia Power Company Plant
Vogtle Project)	2.35	12/11/20	7,500,000		7,480,425
Burke County Development Authority,
PCR (Oglethorpe Power Corporation
Vogtle Project)	7.00	1/1/23	6,000,000		6,038,880
Cobb County Development Authority,
Revenue (Georgia Tech Cobb Research
Campus)	4.00	6/1/42	1,600,000		1,686,576
Cobb County Kennestone Hospital
Authority,
Revenue, Refunding (Wellstar Health
Systems)	5.00	4/1/35	2,000,000		2,288,580
Cobb County Kennestone Hospital
Authority,
Revenue, Refunding (Wellstar Health
Systems)	5.00	4/1/36	2,710,000		3,093,980
Cobb County Kennestone Hospital
Authority,
Revenue, Refunding (Wellstar Health
Systems)	5.00	4/1/37	2,845,000		3,240,711
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/36	3,500,000		3,901,695
Main Street Natural Gas Inc.,
Gas Project Revenue	6.38	7/15/38	1,335,000	[d]	13,350
Private Colleges and Universities
Authority,
Revenue (Emory University)	5.00	9/1/41	6,990,000		7,699,625

39,447,686

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Hawaii - .9%
Hawaii,
GO	5.00	5/1/25	10,750,000	12,910,965
Hawaii,
GO	5.00	10/1/28	5,000,000	6,050,300
				18,961,265
Idaho - .8%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit Group)	5.00	12/1/33	5,000,000	5,607,450
University of Idaho Regents,
General Revenue	5.25	4/1/21	9,515,000	10,449,944
				16,057,394
Illinois - 5.5%
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/22	4,615,000	5,173,369
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/23	2,000,000	2,289,200
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/24	5,000,000	5,829,100
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/25	4,450,000	5,271,781
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/25	7,055,000	8,056,810
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/26	2,000,000	2,392,600
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/27	2,500,000	2,966,450
Chicago,
GO	5.00	1/1/24	4,500,000	4,904,955
Chicago,
GO	5.00	1/1/26	3,000,000	3,283,710
Chicago,
GO	5.50	1/1/35	3,750,000	4,055,137
Chicago,
GO	5.50	1/1/37	3,500,000	3,784,795
Chicago,
GO (Neighborhoods Alive 21 Program)	5.25	1/1/22	1,000,000	1,091,290
Chicago,
GO (Project and Refunding Series)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	1/1/26	2,270,000	2,276,038

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Illinois - 5.5% (continued)
Chicago,
Second Lien Wastewater Transmission
Revenue	5.00	1/1/24	3,000,000	3,429,300
Chicago,
Second Lien Wastewater Transmission
Revenue	5.00	1/1/25	2,110,000	2,436,755
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; AMBAC)	5.50	12/1/18	1,605,000	1,642,493
Illinois,
GO	5.00	8/1/18	20,235,000	20,630,797
Illinois,
GO	5.00	8/1/19	10,000,000	10,426,600
Illinois,
GO	5.00	9/1/19	185,000	185,479
Illinois,
GO	5.00	8/1/23	5,000,000	5,344,650
Illinois,
GO	5.25	2/1/28	6,000,000	6,088,320
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	5,000,000	5,284,450
Railsplitter Tobacco Settlement
Authority,
Tobacco Settlement Revenue	6.25	6/1/24	10,000,000	10,524,400
				117,368,479
Kansas - 1.3%
Kansas Department of Transportation,
Highway Revenue	5.00	9/1/27	5,000,000	5,910,350
Kansas Department of Transportation,
Highway Revenue	5.00	9/1/28	6,000,000	7,071,780
Kansas Department of Transportation,
Highway Revenue	5.00	9/1/29	1,300,000	1,525,979
Kansas Development Finance Authority,
Revenue (University of Kansas
Projects)	4.00	5/1/21	3,370,000	3,541,466
Wichita,
Water and Sewer Utility Revenue	5.00	10/1/21	7,990,000	8,946,483
				26,996,058
Kentucky - .6%
Kentucky Property and Buildings
Commission,
Revenue (Project Number 112)	5.00	11/1/22	5,000,000	5,657,850
Kentucky State Property and Buildings
Commission,
Revenue (Project Number 100)	5.00	8/1/21	1,785,000	1,966,320

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Kentucky - .6% (continued)
Kentucky State Property and Buildings
Commission,
Revenue (Project Number 112)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	2/1/28	5,150,000		6,024,264
					13,648,434
Louisiana - 1.6%
Louisiana,
GO	5.00	8/1/26	5,000,000		5,845,700
Louisiana Citizens Property Insurance
Corporation,
Assessment Revenue (Insured; Assured
Guaranty Corp. ) (Prerefunded)	6.13	6/1/18	9,500,000	[a]	9,724,865
Louisiana Citizens Property Insurance
Corporation,
Assessment Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/1/21	5,000,000		5,531,950
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue (Louisiana Community and
Technical College System Facilities
Corporation Project) (Prerefunded)	5.00	10/1/20	5,000,000	[a]	5,463,250
Louisiana Public Facilities Authority,
Revenue (CHRISTUS Health Obligated
Group)	6.00	7/1/29	2,000,000		2,142,180
Louisiana Public Facilities Authority,
Revenue (Loyola University Project)	5.00	10/1/41	6,000,000		6,279,900
					34,987,845
Maryland - 3.5%
Anne Arundel County,
Consolidated General Improvements
GO	5.00	4/1/28	2,480,000		2,867,550
Anne Arundel County,
Consolidated General Improvements
GO	5.00	4/1/29	4,640,000		5,359,989
Anne Arundel County,
Consolidated General Improvements
GO	5.00	4/1/30	4,640,000		5,354,931
Maryland,
GO (State and Local Facilities Loan)	4.00	6/1/27	10,000,000		11,263,800
Maryland Department of Transportation,
Consolidated Transportation Revenue	4.00	11/1/27	10,000,000		11,181,600
Maryland Economic Development
Corporation,
Private Activity Revenue (Purple Line
Light Rail Project) (Green Bonds)	5.00	3/31/24	6,000,000		6,657,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Maryland - 3.5% (continued)
Maryland Health and Higher Educational
Facilities Authority,
Revenue	5.00	5/15/42	2,500,000		2,818,700
Maryland Health and Higher Educational
Facilities Authority,
Revenue, Refunding (Lifebridge Health)	5.00	7/1/31	1,000,000		1,176,280
Maryland Health and Higher Educational
Facilities Authority,
Revenue, Refunding (Lifebridge Health)	5.00	7/1/33	1,000,000		1,167,170
Maryland Health and Higher Educational
Facilities Authority,
Revenue, Refunding (Lifebridge Health)	5.00	7/1/34	1,300,000		1,511,445
Montgomery County,
Consolidated Public Improvement GO	4.00	12/1/30	12,000,000		13,121,640
Montgomery County,
Consolidated Public Improvement GO
(Prerefunded)	5.00	11/1/24	10,000,000	[a]	11,990,800
					74,471,505
Massachusetts - 2.7%
Massachusetts,
Commonwealth Transportation Fund
Revenue (Rail Enhancement and
Accelerated Bridge Programs)	4.00	6/1/46	10,000,000		10,629,000
Massachusetts,
GO	4.50	12/1/43	15,000,000		16,251,750
Massachusetts,
GO (Insured; National Public Finance
Guarantee Corp.)	5.50	10/1/20	3,285,000		3,630,681
Massachusetts,
GO, 3 Month LIBOR + .46%	1.38	11/1/18	2,000,000	[c]	2,000,280
Massachusetts Development Finance
Agency,
Revenue (Emmanuel College Issue)	5.00	10/1/33	5,000,000		5,728,350
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/34	1,000,000		1,148,310
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/35	1,000,000		1,147,710
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/36	850,000		975,248
Massachusetts Development Finance
Agency,
Special Obligation Revenue
(Commonwealth Contract Assistance)	5.00	5/1/44	2,505,000		2,775,866

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Massachusetts - 2.7% (continued)
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	820,000	[a]	861,139
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	1,180,000	[a]	1,239,201
Massachusetts Transportation Fund,
Revenue (Rail Enhancement &
Accelerated Bridge Programs)	5.00	6/1/34	4,200,000		4,891,236
Massachusetts Water Pollution
Abatement Trust,
Water Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	380,000		381,300
The Commonwealth of Massachusetts,
GO	4.00	2/1/29	5,000,000		5,476,350
					57,136,421
Michigan - 3.0%
Detroit,
Water Supply System Second Lien
Revenue (Insured; FGIC)	5.75	7/1/22	7,000,000		7,173,670
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/22	2,400,000		2,738,040
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/29	10,000,000		11,496,600
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/33	5,000,000		5,683,550
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/31	10,000,000		11,264,300
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/35	5,000,000		5,591,100
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/39	7,095,000		7,747,882
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	1,875,000		2,152,650
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/27	3,000,000		3,426,660

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Michigan - 3.0% (continued)
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/28	2,500,000		2,841,000
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	2,500,000		2,870,200
					62,985,652
Minnesota - .8%
Minneapolis,
Health Care System Revenue (Fairview
Health Services) (Prerefunded)	6.63	11/15/18	12,000,000	[a]	12,598,320
Minnesota Housing Finance Agency
Residential Housing Finance,
Revenue (Insured: GNMA, FNMA,
FHLMC)	4.00	7/1/47	1,980,000		2,117,570
Western Minnesota Municipal Power
Agency,
Power Supply Revenue	5.00	1/1/22	1,500,000		1,687,770
					16,403,660
Mississippi - .8%
Mississippi,
GO, Refunding	5.00	10/1/30	8,000,000		9,678,160
Mississippi,
GO, Refunding	5.00	10/1/31	4,600,000		5,538,354
Mississippi Home Corporation,
SFMR (Collateralized: FHLMC, FNMA
and GNMA)	4.38	12/1/18	305,000		305,653
Southern Mississippi Educational
Building Corporation,
Revenue (Facilities Refinancing
Project)	5.00	9/1/24	450,000		530,384
Southern Mississippi Educational
Building Corporation,
Revenue (Facilities Refinancing
Project)	5.00	9/1/25	250,000		299,178
Southern Mississippi Educational
Building Corporation,
Revenue (Facilities Refinancing
Project)	5.00	9/1/26	550,000		666,969
					17,018,698

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Missouri - 1.9%
Missouri Environmental Improvement
and Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs)	5.00	7/1/21	1,505,000	1,680,980
Missouri Environmental Improvement
and Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs)	5.00	7/1/23	2,125,000	2,487,822
Missouri Environmental Improvement
and Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs)	5.00	1/1/26	750,000	872,858
Missouri Environmental Improvement
and Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs) (Escrowed to Maturity)	5.00	7/1/21	45,000	50,079
Missouri Environmental Improvement
and Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs) (Escrowed to Maturity)	5.00	7/1/22	65,000	74,064
Missouri Environmental Improvement
and Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs) (Escrowed to Maturity)	5.00	7/1/23	75,000	87,286
Missouri Health & Educational Facilities
Authority,
Revenue, Refunding (Mercy Health)	4.00	11/15/36	1,300,000	1,380,015
Missouri Health & Educational Facilities
Authority,
Revenue, Refunding (Mercy Health)	4.00	11/15/37	1,250,000	1,312,825
Missouri Health and Educational Facilities
Authority,
Educational Facilities Revenue (Saint
Louis University)	5.00	10/1/38	2,000,000	2,296,600
Missouri Highways and Transportation
Commission,
First Lien State Road Revenue	5.00	5/1/23	25,625,000	29,803,669
				40,046,198
Montana - .2%
Montana Board of Housing,
SFMR	3.50	6/1/44	4,710,000	4,957,134

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Nevada - .8%
Clark County,
Highway Revenue (Motor Vehicle Fuel
Tax) (Prerefunded)	5.00	7/1/19	10,000,000	[a]	10,531,400
Clark County School District,
GO (Insured; National Public Finance
Guarantee Corporation)	5.00	6/15/20	6,330,000		6,522,052
					17,053,452
New Jersey - 5.5%
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/21	10,000,000		10,978,200
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/24	5,000,000		5,494,000
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	6/15/20	5,000,000		5,302,100
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; AMBAC)	5.50	12/15/19	1,410,000		1,500,155
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; AMBAC)	5.25	12/15/20	5,000,000		5,409,500
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	3/1/25	13,000,000		14,304,810
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.50	9/1/23	10,000,000		11,473,800
New Jersey Educational Facilities
Authority,
Revenue (University of Medicine and
Dentistry of New Jersey Issue)
(Prerefunded)	7.50	6/1/19	3,750,000	[a]	4,074,262
New Jersey Health Care Facilities
Financing Authority,
Revenue (Barnabas Health Issue)	5.00	7/1/22	1,830,000		2,075,220
New Jersey Health Care Facilities
Financing Authority,
Revenue (Barnabas Health Issue)	5.00	7/1/24	3,005,000		3,389,279
New Jersey Health Care Facilities
Financing Authority,
Revenue (Meridian Health System
Obligated Group Issue)	5.00	7/1/19	2,000,000		2,101,480

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
New Jersey - 5.5% (continued)
New Jersey Health Care Facilities
Financing Authority,
Revenue (Trinitas Regional Medical
Center Obligated Group Issue)	5.00	7/1/24	1,000,000	1,144,820
New Jersey Health Care Facilities
Financing Authority,
Revenue (Trinitas Regional Medical
Center Obligated Group Issue)	5.00	7/1/25	1,060,000	1,224,417
New Jersey Health Care Facilities
Financing Authority,
Revenue (Trinitas Regional Medical
Center Obligated Group Issue)	5.00	7/1/26	1,000,000	1,161,690
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.25	12/15/21	7,000,000	7,696,990
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.50	6/15/31	5,000,000	5,459,550
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
National Public Finance Guarantee
Corp.)	5.50	12/15/21	10,000,000	11,131,200
New Jersey Transportation Trust Fund
Authority,
Federal Highway Reimbursement
Revenue Notes	5.00	6/15/24	10,000,000	10,188,500
New Jersey Transportation Trust Fund
Authority,
Transportation Program Bonds	5.00	6/15/19	10,000,000	10,383,800
Rutgers The State University,
GO	5.00	5/1/21	2,000,000	2,214,120
				116,707,893
New Mexico - .2%
New Mexico Municipal Energy
Acquisition Authority,
Gas Supply Revenue	5.00	8/1/19	5,000,000	5,251,750
New York - 14.1%
Brooklyn Arena Local Development
Corporation,
PILOT Revenue (Barclays Center)
(Insured; Assured Guaranty Municipal
Corp.)	4.00	7/15/32	750,000	802,598
Brooklyn Arena Local Development
Corporation,
PILOT Revenue (Barclays Center)
(Insured; Assured Guaranty Municipal
Corp.)	4.00	7/15/33	900,000	958,707

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
New York - 14.1% (continued)
Brooklyn Arena Local Development
Corporation,
PILOT Revenue (Barclays Center)
(Insured; Assured Guaranty Municipal
Corp.)	4.00	7/15/34	1,000,000		1,062,780
Hudson Yards Infrastructure Corporation
Second Indenture,
Revenue	5.00	2/15/32	7,000,000		8,290,660
Metropolitan Transportation Authority,
Revenue (Dedicated Tax Fund)
(Climate Board Certified Green Bond)	5.25	11/15/33	5,000,000		6,125,250
Metropolitan Transportation Authority,
Revenue, Refunding	5.00	11/15/26	5,000,000		6,038,150
Metropolitan Transportation Authority,
Transportation Revenue	6.50	11/15/28	2,250,000		2,362,612
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/31	10,000,000		11,791,100
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.50	11/15/18	9,030,000	[a]	9,472,289
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.50	11/15/18	720,000	[a]	755,266
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/46	10,000,000		10,522,900
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/51	5,000,000		5,392,750
Monroe County Industrial Development
Corporation,
Revenue (University of Rochester
Project)	5.00	7/1/30	2,000,000		2,432,880
Nassau County,
GO	5.00	4/1/35	4,845,000		5,632,216
New York City,
GO	5.00	8/1/23	5,000,000		5,795,700
New York City,
GO	5.00	8/1/24	5,000,000		5,899,900
New York City,
GO	5.00	10/1/25	2,500,000		2,791,425
New York City,
GO	5.00	8/1/26	5,660,000		6,422,289
New York City,
GO	5.00	8/1/28	16,000,000		17,744,480
New York City Transitional Finance
Authority,
Future Tax Revenue	5.00	11/1/38	4,015,000		4,581,998

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
New York - 14.1% (continued)
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	2/1/23	8,325,000		9,155,335
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	11/1/25	20,000,000		23,034,000
New York Counties Tobacco Trust VI,
Tobacco Settlement Pass-Through
Bonds	5.00	6/1/45	2,000,000		2,103,080
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.15	11/15/34	3,500,000	[e]	3,855,635
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	8,000,000	[e]	8,606,480
New York State Dormitory Authority,
Revenue (Columbia University)	5.00	10/1/41	7,500,000		8,250,600
New York State Dormitory Authority,
Revenue (Consolidated City University
System) (Insured; Assured Guaranty
Municipal Corp.)	5.75	7/1/18	45,000		46,198
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/31	5,165,000		5,989,127
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/33	25,000,000		29,039,000
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/34	2,500,000		2,886,225
New York State Thruway Authority,
General Revenue	5.00	1/1/32	3,000,000		3,454,140
New York State Urban Development
Corporation,
State Personal Income Tax Revenue	5.00	3/15/23	10,845,000		12,526,300
New York State Urban Development
Corporation,
State Personal Income Tax Revenue	5.00	3/15/25	5,000,000		5,985,250
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/29	10,000,000		11,463,600
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/41	2,000,000		2,199,440

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
New York - 14.1% (continued)
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/46	2,500,000		2,736,925
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 190th Series)	5.00	5/1/38	1,375,000		1,471,828
Port Authority of New York and New
Jersey,
Revenue	5.00	11/15/31	4,205,000		5,105,038
Port Authority of New York and New
Jersey,
Revenue	5.00	11/15/32	3,845,000		4,649,220
Port Authority of New York and New
Jersey,
Revenue	5.25	11/15/39	12,340,000		14,877,474
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue	5.00	10/15/29	6,370,000		7,567,305
Suffolk County,
GO (Insured; Assured Guaranty
Municipal Corporation)	4.00	2/1/24	5,000,000		5,564,350
Triborough Bridge and Tunnel Authority,
Subordinate Revenue (MTA Bridges
and Tunnels)	0.00	11/15/29	10,000,000	[b]	7,014,700
TSASC, Inc. of New York,
Senior Tobacco Settlement Bonds	5.00	6/1/23	5,000,000		5,756,800
Utility Debt Securitization Authority of
New York,
Restructuring Bonds	5.00	12/15/26	2,500,000		2,955,225
					301,169,225
North Carolina - .9%
North Carolina Eastern Municipal Power
Agency,
Power System Revenue (Prerefunded)	5.00	1/1/19	11,000,000	[a]	11,395,670
North Carolina Medical Care Commission,
Health System Revenue (MissionHealth
Combined Group)	5.00	10/1/26	1,000,000		1,209,180
North Carolina Medical Care Commission,
Health System Revenue (MissionHealth
Combined Group)	5.00	10/1/28	1,030,000		1,251,048
North Carolina Medical Care Commission,
Health System Revenue (MissionHealth
Combined Group)	5.00	10/1/29	1,725,000		2,081,868
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/30	780,000		933,137

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
North Carolina - .9% (continued)
North Carolina Municipal Power Agency
Number 1,
Catawba Electric Revenue	5.00	1/1/24	1,585,000	1,643,233
				18,514,136
Ohio - 1.4%
Board of Education of the Winton Woods
City School District,
GO	5.00	11/1/42	1,750,000	1,936,130
Board of Education of the Winton Woods
City School District,
GO	5.00	11/1/47	2,590,000	2,838,200
Columbus,
GO (Various Purpose Limited Tax)	5.00	7/1/21	3,005,000	3,343,093
Hamilton County,
Sewer System Improvement Revenue
(The Metropolitan Sewer District of
Greater Cincinnati)	5.00	12/1/26	3,500,000	4,094,405
Montgomery County,
Revenue (Catholic Health Initiatives)	6.00	10/1/23	3,055,000	3,163,636
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Mortgage-Backed Securities Program)	4.00	3/1/47	6,905,000	7,305,766
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Mortgage-Backed Securities Program)	4.50	3/1/47	2,450,000	2,662,635
Revere Local School District,
GO (School Facilities Improvement)	5.00	12/1/42	2,500,000	2,762,850
Revere Local School District,
GO (School Facilities Improvement)	5.00	12/1/45	2,100,000	2,317,980
				30,424,695
Oregon - .2%
Oregon Housing and Community Services
Department,
Mortgage Revenue (Single-Family
Mortgage Program)	4.00	1/1/47	4,550,000	4,829,870
Pennsylvania - 6.7%
Berks County Industrial Development
Authority,
Revenue (Tower Health Project)	4.00	11/1/32	1,400,000	1,461,726
Chester County Health and Education
Facilities Authority Health System,
Revenue (Main Line Health System)	4.00	10/1/37	2,105,000	2,211,450
Geisinger Authority,
Health Systems Revenue (General
Health System)	5.00	2/15/34	2,000,000	2,324,580
Pennsylvania,
GO	5.00	8/15/21	7,210,000	7,990,555

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Pennsylvania - 6.7% (continued)
Pennsylvania,
GO	5.00	6/15/22	5,220,000		5,892,597
Pennsylvania,
GO	5.00	3/15/31	5,000,000		5,726,850
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/28	7,540,000		8,594,092
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	4/1/23	11,520,000	[a]	13,377,254
Pennsylvania,
GO (Prerefunded)	5.00	11/15/21	5,000,000	[a]	5,602,900
Pennsylvania Economic Development
Financing Authority,
UPMC Revenue	4.00	11/15/35	6,000,000		6,286,080
Pennsylvania Economic Development
Financing Authority,
UPMC Revenue	4.00	11/15/36	3,750,000		3,919,125
Pennsylvania Higher Educational
Facilities Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/24	5,000,000		5,893,900
Pennsylvania Higher Educational
Facilities Authority,
Revenue (State System of Higher
Education)	5.00	6/15/29	5,000,000		5,900,200
Pennsylvania Housing Finance Agency,
SFMR	4.00	10/1/46	2,855,000		3,056,906
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/31	5,110,000		5,708,534
Pennsylvania Turnpike Commission,
Turnpike Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corporation)	5.00	6/1/33	10,000,000		11,686,300
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/20	3,675,000		4,004,794
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/21	3,740,000		4,163,817
Philadelphia Authority for Industrial
Development Hospital,
Revenue (The Children's Hospital of
Philadelphia Project)	4.00	7/1/35	1,575,000		1,682,462
Philadelphia Authority for Industrial
Development Hospital,
Revenue (The Children's Hospital of
Philadelphia Project)	4.00	7/1/36	3,750,000		3,989,287

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Pennsylvania - 6.7% (continued)
Philadelphia Authority for Industrial
Development Hospital,
Revenue (The Children's Hospital of
Philadelphia Project)	4.00	7/1/37	3,500,000	3,714,445
Pittsburgh Water & Sewer Authority,
Revenue, Refunding (Insured; Assured
Guaranty Municipal Corporation)	5.00	9/1/26	10,000,000	11,933,800
State Public School Building Authority,
School LR (The School District of
Philadelphia Project)	5.00	4/1/22	1,000,000	1,103,580
State Public School Building Authority,
School LR (The School District of
Philadelphia Project)	5.00	4/1/25	2,750,000	2,992,385
State Public School Building Authority,
School LR (The School District of
Philadelphia Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/1/25	5,000,000	5,778,950
State Public School Building Authority,
School LR (The School District of
Philadelphia Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/1/31	5,000,000	5,648,350
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/27	1,140,000	1,309,860
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/28	1,000,000	1,141,530
				143,096,309
South Carolina - .9%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for Tomorrow)	5.50	12/1/18	3,000,000	3,123,150
Growth Remedy Opportunity Without
Tax Hike,
Installment Purchase Revenue (School
District Number 2 of Dorchester
County, School Carolina Project)	5.00	12/1/28	1,750,000	2,000,425
Growth Remedy Opportunity Without
Tax Hike,
Installment Purchase Revenue (School
District Number 2 of Dorchester
County, School Carolina Project)	5.00	12/1/29	2,000,000	2,281,400
South Carolina Public Service Authority,
Revenue	5.00	12/1/30	3,315,000	3,830,250
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/22	7,500,000	8,517,975
				19,753,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
South Dakota - .1%
South Dakota Educational Enhancement
Funding Corporation,
Tobacco Settlement Revenue	5.00	6/1/25	1,800,000	1,994,472
South Dakota Educational Enhancement
Funding Corporation,
Tobacco Settlement Revenue	5.00	6/1/27	500,000	548,160
				2,542,632
Tennessee - .8%
Clarksville Natural Gas Acquisition
Corporation,
Gas Revenue	5.00	12/15/20	1,690,000	1,835,762
Tennessee Energy Acquisition
Corporation,
Revenue (Gas Revenue Project)	4.00	5/1/23	10,000,000	10,902,300
Tennessee Housing Development Agency,
Residential Finance Program Revenue	3.50	1/1/47	2,755,000	2,889,003
Tennessee Housing Development Agency,
Residential Financing Program
Revenue	4.00	1/1/42	2,000,000	2,150,420
				17,777,485
Texas - 10.6%
Arlington Higher Education Finance
Corporation,
Education Revenue (Uplift Education)
(Insured; Texas Permanent School
Fund Guarantee Program)	4.00	12/1/42	2,760,000	2,900,236
Arlington Higher Education Finance
Corporation,
Revenue (Harmony Public Schools)
(Insured; Texas Permanent School
Fund Guarantee Program)	5.00	2/15/42	1,000,000	1,157,930
City of Arlington TX,
Sr. Lien (Insured; Assured Guaranty
Municipal Corp.)	5.00	2/15/34	4,180,000	4,801,942
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	5.00	8/15/23	1,100,000	1,247,642
Culberson County-Allamoore
Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	4.00	2/15/41	1,300,000	1,321,346
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth International
Airport)	5.00	11/1/31	5,000,000	5,511,600

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Texas - 10.6% (continued)
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort Worth
International Airport)	5.00	11/1/26	3,000,000		3,279,720
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort Worth
International Airport)	5.00	11/1/27	3,400,000		3,713,956
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue	5.00	12/1/22	5,700,000		6,555,285
Dallas Area Rapid Transit Senior Lien
Sales Tax,
Revenue	5.00	12/1/41	5,305,000		6,147,858
El Paso,
Water and Sewer Revenue	5.00	3/1/22	1,000,000		1,125,730
Forney Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/27	2,200,000		2,632,190
Forney Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program) (Prerefunded)	5.75	8/15/18	1,000,000	[a]	1,030,760
Harris County,
Unlimited Tax Road Bonds	5.00	10/1/21	10,000,000		10,608,900
Harris County Flood Control District,
GO	5.00	10/1/26	10,000,000		11,897,700
Harris County Health Facilities
Development Corporation,
HR (Memorial Hermann Healthcare
System) (Prerefunded)	7.00	12/1/18	5,000,000	[a]	5,276,850
Harris County-Houston Sports Authority,
Senior Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	11/15/22	6,500,000		7,440,485
Houston,
Combined Utility System First Lien
Revenue	5.00	5/15/21	5,000,000		5,539,500
Houston Community College System,
Limited Tax GO	5.00	2/15/32	8,200,000		9,299,948
Houston Community College System,
Limited Tax GO Bonds	5.00	2/15/21	2,250,000		2,480,782
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/26	10,000,000		11,664,400
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/29	2,885,000		3,400,146
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/40	5,000,000		5,544,400
North Texas Tollway Authority,
Revenue, Refunding	5.00	1/1/30	3,000,000		3,516,540
North Texas Tollway Authority,
Revenue, Refunding	5.00	1/1/30	1,750,000		2,029,230

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Texas - 10.6% (continued)
North Texas Tollway Authority,
Revenue, Refunding	5.00	1/1/31	1,875,000		2,160,994
North Texas Tollway Authority,
Revenue, Refunding	5.00	1/1/31	2,120,000		2,469,927
North Texas Tollway Authority,
Revenue, Refunding	5.00	1/1/38	3,000,000		3,361,410
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/30	3,000,000		3,445,770
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/31	11,415,000		13,040,039
San Antonio Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	2/15/23	9,535,000		11,011,399
Schertz-Cibolo-Universal City
Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	4.00	2/1/46	3,000,000		3,177,660
Texas,
GO	5.00	10/1/36	10,000,000		11,750,900
Texas Municipal Power Agency,
Revenue, Refunding	5.00	9/1/42	1,750,000		1,873,340
Texas Municipal Power Agency,
Revenue, Refunding	5.00	9/1/47	2,500,000		2,672,750
Texas Public Finance Authority,
GO	5.00	10/1/23	4,220,000		4,711,925
Texas Public Finance Authority,
GO (Prerefunded)	5.00	10/1/21	5,165,000	[a]	5,760,989
Texas Transportation Commission,
GO (Mobility Fund Bonds)	5.00	10/1/24	4,000,000		4,719,920
Texas Transportation Commission,
Highway Improvement GO	5.00	4/1/24	10,000,000		11,786,800
Texas Water Development Board,
Revenue	5.00	10/15/45	21,165,000		24,462,719
					226,531,618
Utah - .7%
Salt Lake City,
Airport Revenue (Salt Lake
International Airport)	5.00	7/1/29	2,500,000		2,991,575
Salt Lake City,
Airport Revenue (Salt Lake
International Airport)	5.00	7/1/30	2,000,000		2,380,220
Salt Lake City,
Airport Revenue (Salt Lake
International Airport)	5.00	7/1/31	2,400,000		2,842,944

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Utah - .7% (continued)
Utah Associated Municipal Power
Systems,
Revenue (Payson Power Project)	5.00	4/1/22	5,675,000	6,307,649
				14,522,388
Vermont - .5%
Vermont Educational & Health Buildings
Financing Agency,
Revenue, Refunding (University of
Vermont Medical Center)	5.00	12/1/32	10,000,000	11,489,400
Virginia - .5%
Virginia Small Business Financing
Authority,
Revenue	5.00	7/1/34	9,500,000	10,261,330
Washington - 4.0%
Energy Northwest,
Electric Revenue (Columbia Generating
Station)	5.00	7/1/20	10,955,000	11,882,122
Energy Northwest,
Electric Revenue (Columbia Generating
Station)	5.00	7/1/31	7,500,000	8,087,400
FYI Properties,
LR (State of Washington Department of
Information Services Project)	5.25	6/1/29	5,625,000	5,920,425
King County,
Sewer Improvement Revenue	5.00	7/1/39	15,000,000	17,166,600
Port of Seattle,
Intermediate Lien Revenue	5.00	3/1/28	1,750,000	2,037,525
Port of Seattle,
Intermediate Lien Revenue	5.00	4/1/29	1,000,000	1,164,120
Port of Seattle,
Intermediate Lien Revenue	5.00	4/1/30	2,840,000	3,298,319
Washington,
Federal Highway Grant Anticipation
Revenue (State Road 520 Corridor
Program)	5.00	9/1/22	5,000,000	5,701,950
Washington,
Federal Highway Grant Anticipation
Revenue (State Road 520 Corridor
Program)	5.00	9/1/23	5,000,000	5,806,700
Washington,
GO (Motor Vehicle Fuel Tax)	5.00	2/1/23	5,315,000	6,126,866
Washington,
GO, Refunding	5.00	7/1/32	5,000,000	5,876,850
Washington Health Care Facilities
Authority,
Revenue (Providence Health and
Services)	5.00	10/1/21	5,550,000	6,175,429

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Washington - 4.0% (continued)
Washington Health Care Facilities
Authority,
Revenue, Refunding (Virginia Mason
Medical Center)	5.00	8/15/25	1,700,000	1,961,103
Washington Health Care Facilities
Authority,
Revenue, Refunding (Virginia Mason
Medical Center)	5.00	8/15/26	2,000,000	2,327,420
Washington Health Care Facilities
Authority,
Revenue, Refunding (Virginia Mason
Medical Center)	5.00	8/15/27	2,175,000	2,532,505
				86,065,334
West Virginia - 1.1%
West Virginia Economic Development
Authority,
LR (Correctional, Juvenile and Public
Safety Facilities)	5.00	6/1/28	10,000,000	11,287,200
West Virginia Economic Development
Authority,
LR (Correctional, Juvenile and Public
Safety Facilities)	5.00	6/1/29	10,000,000	11,250,500
				22,537,700
Wisconsin - 1.0%
Wisconsin Health and Educational
Facilities Authority,
Revenue (Ascension Senior Credit
Group)	4.00	11/15/34	10,000,000	10,474,600
Wisconsin Transportation,
Revenue	5.00	7/1/36	1,800,000	2,061,846
Wisconsin Transportation,
Revenue	5.00	7/1/37	1,600,000	1,828,592
WPPI Energy,
Power Supply System Revenue	5.00	7/1/29	1,000,000	1,149,380
WPPI Energy,
Power Supply System Revenue	5.00	7/1/30	1,000,000	1,146,770
WPPI Energy,
Power Supply System Revenue	5.00	7/1/31	1,000,000	1,144,170
WPPI Energy,
Power Supply System Revenue	5.00	7/1/32	500,000	570,785
WPPI Energy,
Power Supply System Revenue	5.00	7/1/33	2,000,000	2,277,980
				20,654,123
U.S. Related - .4%
A.B. Won International Airport Authority
of Guam,
General Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	10/1/33	1,000,000	1,139,530

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
U.S. Related - .4% (continued)
Guam,
LOR (Section 30)	5.00	12/1/28	2,000,000		2,267,660
Guam,
LOR (Section 30)	5.00	12/1/29	2,000,000		2,252,720
Puerto Rico Electric Power Authority,
Power Revenue	5.25	7/1/18	5,000,000	[d]	1,676,000
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	6.75	8/1/32	5,000,000	[d]	500,000
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.25	8/1/33	2,500,000	[f]	193,750
					8,029,660
Total Long-Term Municipal Investments
(cost $2,079,975,814)					2,129,992,297

Short-Term Municipal Investments - 1.2%
District of Columbia - .0%
Metropolitan Washington Airports
Authority,
Airport System Revenue	0.95	12/1/17	700,000	[g,h]	700,000
Illinois - .1%
Illinois Finance Authority,
Revenue (The University of Chicago
Medical Center) (LOC; Wells Fargo
Bank)	0.92	12/1/17	1,000,000	[g,h]	1,000,000
Iowa - .1%
Iowa Higher Education Loan Authority,
Private College Facility Revenue (Des
Moines University Project) (LOC; BMO
Harris Bank NA)	0.97	12/1/17	2,700,000	[g,h]	2,700,000
Kentucky - .0%
Louisville/Jefferson County Metro
Government,
Health System Revenue (Norton
Healthcare, Inc.) (LOC; PNC Bank NA)	0.92	12/1/17	100,000	[g,h]	100,000
Mississippi - .4%
Mississippi Business Finance
Corporation,
Gulf Opportunity Zone IDR (Chevron
U.S.A. Inc. Project)	1.02	12/1/17	7,600,000	[g,h]	7,600,000
New York - .6%
Metropolitan Transportation Authority,
Revenue, Refunding (LOC; TD Bank NA)	0.95	12/1/17	1,000,000	[g,h]	1,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Municipal Investments - 1.2% (continued)
New York - .6% (continued)
Metropolitan Transportation Authority,
Transportation Revenue (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.93	12/1/17	4,900,000	[g,h]	4,900,000
New York City,
GO (LOC; Mizuho Bank, Ltd.)	0.96	12/1/17	2,000,000	[g,h]	2,000,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue (Liquidity
Facility; Mizuho Bank, Ltd.)	0.94	12/1/17	3,900,000	[g,h]	3,900,000
					11,800,000
Tennessee - .0%
Clarksville Public Building Authority,
Pooled Financing Revenue (Tennessee
Municipal Bond Fund) (LOC; Bank of
America NA)	0.99	12/1/17	500,000	[g,h]	500,000
Montgomery County Public Building
Authority,
Pooled Financing Revenue (Tennessee
County Loan Pool) (LOC; Bank of
America)	0.99	12/1/17	400,000	[g,h]	400,000
					900,000
Total Short-Term Municipal Investments
(cost $24,800,000)					24,800,000
Total Investments (cost $2,104,775,814)			101.0%		2,154,792,297
Liabilities, Less Cash and Receivables			(1.0%)		(21,852,240)
Net Assets			100.0%		2,132,940,057

GO—General Obligation LIBOR—London Interbank Offered Rate

[a]	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b]	Security issued with a zero coupon. Income is recognized through the accretion of discount.
[c]	Variable rate security—rate shown is the interest rate in effect at period end.
[d]	Non-income producing—security in default.
[e]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, these securities were valued at $12,462,115 or .58% of net assets.
[f]	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[g]	Variable rate demand note—rate shown is the interest rate in effect at November 30, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
[h]	The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon National Intermediate Municipal Bond Fund
November 30, 2017 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Short
U.S. Treasury 5 Year
Notes	138	3/2018	(16,110,110)	(16,055,438)	54,672
Ultra 10 Year U. S.
Treasury Notes	520	3/2018	(69,766,897)	(69,249,375)	517,522
Gross Unrealized Appreciation					572,194

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	2,154,792,297	-	2,154,792,297
Other Financial Instruments:
Futures††	572,194	-	-	572,194

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

NOTES

At November 30, 2017, accumulated net unrealized appreciation on investments was $50,016,483, consisting of $64,660,284 gross unrealized appreciation and $14,643,801 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund
November 30, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.0%
Alaska - 1.8%
Tender Option Bond Trust Receipts
(Series 2017-XL0044), 4/1/2025,
Revenue (Liquidity Facility; JPMorgan
Chase Bank)	1.07	12/7/17	6,750,000	[a,b,c,d]	6,750,000
Tender Option Bond Trust Receipts
(Series 2017-XM0532), 4/1/2025,
Revenue (Liquidity Facility; JPMorgan
Chase Bank NA)	1.07	12/7/17	4,665,000	[a,b,c,d]	4,665,000
					11,415,000
Arizona - 2.5%
Casa Grande Industrial Development
Authority,
MFHR, Refunding (Center Park
Apartments Project) (LOC; FNMA)	1.03	12/7/17	2,010,000	[b,d]	2,010,000
Phoenix Industrial Development
Authority,
Facilities Revenue (Southwest Human
Development Project) (LOC; Wells
Fargo Bank)	1.06	12/7/17	1,140,000	[b,d]	1,140,000
RBC Municipal Products Trust,
Revenue (LOC; Royal Bank of Canada)	1.00	12/7/17	12,000,000	[a,b,c,d]	12,000,000
Tempe Industrial Development
Authority,
Revenue (The Centers for Habilitation
Project) (LOC; Wells Fargo Bank)	1.11	12/7/17	875,000	[b,d]	875,000
					16,025,000
Arkansas - .8%
Benton County Public Facilities Board,
College Parking Revenue, Refunding
(Northwest Community College
Project) (Insured; FHLB)	1.02	12/7/17	4,890,000	[b,d]	4,890,000
California - 16.6%
California,
CP (LOC; Royal Bank of Canada)	0.86	12/6/17	17,000,000		16,999,664
California Educational Facilities
Authority,
CP (Stanford University)	0.88	12/11/17	35,000,000		34,998,811
California Enterprise Development
Authority,
IDR (Pocino Foods Company Project)
(LOC; FHLB)	1.02	12/7/17	5,910,000	[b,d]	5,910,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.0%
(continued)
California - 16.6% (continued)
California Enterprise Development
Authority,
IDR (Tri Tool Inc. Project) (LOC;
Comerica Bank)	1.04	12/7/17	3,250,000	[b,d]	3,250,000
California Enterprise Development
Authority,
Recovery Zone Facility Revenue
(Regional Properties, Inc. Project)
(LOC; FHLB)	1.02	12/7/17	15,000,000	[a,b,d]	15,000,000
California Statewide Communities
Development Authority,
MFHR (Pine View Apartments) (LOC;
Citibank NA)	1.02	12/7/17	1,300,000	[b,d]	1,300,000
Los Angeles Municipal Improvement
Corp.,
CP (LOC; U.S. Bank NA)	0.85	12/12/17	15,750,000		15,749,282
University of California,
CP	0.87	12/5/17	11,000,000		10,999,835
					104,207,592
Colorado - 1.9%
Colorado Educational and Cultural
Facilities Authority,
Revenue (Denver Seminary Project)
(LOC; Wells Fargo Bank)	1.06	12/7/17	1,915,000	[b,d]	1,915,000
Colorado Educational and Cultural
Facilities Authority,
Revenue, Refunding (Boulder Country
Day School Project) (LOC; Wells Fargo
Bank)	1.06	12/7/17	2,010,000	[b,d]	2,010,000
Colorado Educational and Cultural
Facilities Authority,
Revenue, Refunding (The Nature
Conservancy Project)	0.98	12/7/17	7,245,000	[b,d]	7,245,000
Colorado Health Facilities Authority,
Revenue (Arapahoe House Project)
(LOC; Wells Fargo Bank)	1.06	12/7/17	910,000	[b,d]	910,000
					12,080,000
Connecticut - 2.7%
RIB Floater Trust (Series 2017-016),
GO (LOC; Barclays Bank PLC)	1.01	12/7/17	17,000,000	[a,b,c,d]	17,000,000
District of Columbia - 2.2%
District of Columbia,
Revenue (District of Columbia
Preparatory Academy Issue) (LOC;
M&T Trust)	1.07	12/7/17	4,000,000	[b,d]	4,000,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.0%
(continued)
District of Columbia - 2.2% (continued)
RBC Municipal Products Trust,
(Liquidity Facility; Royal Bank of
Canada and LOC; Royal Bank of
Canada)	1.00	12/7/17	10,000,000	[a,b,c,d]	10,000,000
					14,000,000
Florida - 1.4%
Brevard County,
Revenue (Holy Trinity Episcopal
Academy Project) (LOC; Wells Fargo
Bank)	1.11	12/7/17	345,000	[b,d]	345,000
Collier County Industrial Development
Authority,
Revenue (Redlands Christian Migrant
Association, Inc. Project) (LOC; Bank
of America)	1.22	12/7/17	2,420,000	[b,d]	2,420,000
Florida Development Finance
Corporation,
Enterprise Bond Program IDR (Center
Court Properties, LLC Project) (LOC;
Branch Banking and Trust Co.)	1.02	12/7/17	1,490,000	[b,d]	1,490,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College Project)
(LOC; Wells Fargo Bank)	1.06	12/7/17	2,900,000	[b,d]	2,900,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College Project)
(LOC; Wells Fargo Bank)	1.06	12/7/17	245,000	[b,d]	245,000
Jacksonville,
IDR (University of Florida Health
Sciences Center Clinic) (LOC; Branch
Banking and Trust Co.)	1.00	12/7/17	1,400,000	[b,d]	1,400,000
					8,800,000
Georgia - 1.1%
RBC Muni Products Trust,
Revenue (Burke County Development
Authority for Pollution Control) (LOC;
Royal Bank of Canada)	1.02	12/7/17	7,050,000	[a,b,c,d]	7,050,000
Illinois - 7.7%
Illinois Education Facilities Authority,
CP (LOC; Northern Trust Company)	0.86	12/6/17	30,000,000		29,999,408
Illinois Finance Authority,
Revenue (Everest Academy of Lemont
Inc. Project) (Liquidity Facility; FHLB
and LOC; FHLB)	1.06	12/7/17	5,395,000	[b,d]	5,395,000
Illinois Finance Authority,
Revenue (Marwen Foundation
Project) (LOC; Northern Trust
Company)	1.06	12/7/17	3,810,000	[b,d]	3,810,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.0%
(continued)
Illinois - 7.7% (continued)
Illinois Housing Development Authority,
MFHR (Woodlawn Six Apartments)
(LOC; FHLMC)	1.02	12/7/17	7,740,000	[b,d]	7,740,000
Lake Villa,
Revenue (The Allendale Association
Project) (LOC; Wells Fargo Bank)	1.02	12/7/17	1,560,000	[b,d]	1,560,000
					48,504,408
Indiana - 3.8%
Crawfordsville,
IDR, Refunding (National Service
Industries, Inc. Project) (LOC; Wells
Fargo Bank)	1.06	12/7/17	4,000,000	[b,d]	4,000,000
Indiana Development Finance Authority,
EDR (Goodwill Industries of Michiana,
Inc. Project) (LOC; PNC Bank NA)	1.01	12/7/17	5,015,000	[b,d]	5,015,000
Indiana Development Finance Authority,
Educational Facilities Revenue
(Brebeuf Preparatory School Project)
(LOC; JPMorgan Chase Bank)	1.08	12/7/17	3,500,000	[b,d]	3,500,000
Indiana Finance Authority,
EDR (Goodwill Industries of Central
Indiana, Inc. Project) (LOC; JPMorgan
Chase Bank)	1.05	12/7/17	4,775,000	[b,d]	4,775,000
Indiana Health Facility Financing
Authority,
Revenue (Anthony Wayne
Rehabilitation Center for Handicapped
and Blind, Inc. Project) (LOC; Wells
Fargo Bank)	1.06	12/7/17	1,900,000	[b,d]	1,900,000
Saint Joseph County,
Health Care Facility Revenue (South
Bend Medical Foundation Project)
(LOC; PNC Bank NA)	1.01	12/7/17	4,530,000	[b,d]	4,530,000
					23,720,000
Kansas - 1.4%
Burlington,
EIR, Refunding (Kansas City Power
and Light Company Project) (Liquidity
Facility; Mizuho Bank, Ltd.)	1.01	12/7/17	2,200,000	[b,d]	2,200,000
Burlington,
Environment Improvement Revenue
(Kansas City Power and Light) (LOC;
Mizuho Bank, Ltd.)	1.01	12/7/17	6,750,000	[b,d]	6,750,000
					8,950,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.0%
(continued)
Kentucky - .7%
Jefferson County,
Industrial Revenue, Refunding
(Zeochem L.L.C. Project) (LOC; UBS
AG)	1.05	12/7/17	3,625,000	[b,d]	3,625,000
Lexington-Fayette Urban County
Government,
Industrial Building Revenue
(Community Action Council Project)
(LOC; PNC Bank NA)	1.02	12/7/17	665,000	[b,d]	665,000
					4,290,000
Maryland - 1.7%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility) (LOC; M&T
Trust)	1.06	12/7/17	970,000	[b,d]	970,000
Maryland Economic Development
Corporation,
EDR (Prologue, Inc. Project) (LOC;
Bank of America)	1.14	12/7/17	2,135,000	[b,d]	2,135,000
Montgomery County,
EDR (American Gastroenterological
Association Project) (LOC; Wells
Fargo Bank)	1.06	12/7/17	1,100,000	[b,d]	1,100,000
Tender Option Bond Trust Receipts
(Series 2017-XG0146), 11/15/2024,
(Medical Health and Higher
Educational Facilities Authority,
Revenue) (LOC; JPMorgan Chase Bank
NA)	1.00	12/7/17	6,635,000	[a,b,c,d]	6,635,000
					10,840,000
Michigan - 5.5%
JPMorgan Chase Putters/Drivers Trust,
(LOC; JPMorgan Chase Bank NA and
Liquidity Facility; JPMorgan Chase
Bank NA)	0.98	12/1/17	20,000,000	[a,b,c,d]	20,000,000
University of Michigan,
CP	0.94	12/12/17	14,340,000		14,339,509
					34,339,509
Minnesota - .6%
Minneapolis,
MFHR (Seven Corners Apartments
Project) (LOC; Wells Fargo Bank)	1.06	12/7/17	1,055,000	[b,d]	1,055,000
Minnesota Higher Education Facilities
Authority,
Revenue (Macalester College)	1.05	12/7/17	1,200,000	[b,d]	1,200,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.0%
(continued)
Minnesota - .6% (continued)
Saint Paul Housing and Redevelopment
Authority,
Revenue (Goodwill/Easter Seals
Project) (LOC; U.S. Bank NA)	1.18	12/7/17	1,195,000	[b,d]	1,195,000
					3,450,000
Mississippi - 3.0%
Mississippi Business Finance
Corporation,
Gulf Opportunity Zone Industrial
Development Revenue Gulf
Opportunity Zone Industrial
Development Revenue (Chevron
U.S.A. Inc. Project)	0.99	12/1/17	15,000,000	[b,d]	15,000,000
Mississippi Business Finance
Corporation,
Revenue, Refunding (Jackson Heart
Realty Refunding Project) (LOC;
FHLB)	1.02	12/7/17	3,695,000	[b,d]	3,695,000
					18,695,000
Missouri - 1.1%
Kirkwood Industrial Development
Authority,
Revenue (Concordia Lutheran Church
Community Recreational Facilities
Project) (LOC; Bank of America)	1.14	12/7/17	1,440,000	[b,d]	1,440,000
St Charles County Industrial
Development Authority,
Revenue (Casalon Apartments
Project) (Insured; FNMA)	1.00	12/7/17	5,445,000	[b,d]	5,445,000
					6,885,000
New Hampshire - .8%
Merrimack County,
TAN, GO Notes	1.25	12/28/17	5,000,000		5,001,326
New Jersey - 2.5%
RBC Municipal Products Trust,
Revenue (LOC; Royal Bank of Canada
and Liquidity Facility; Royal Bank of
Canada)	1.00	12/7/17	5,000,000	[a,b,c,d]	5,000,000
Tender Option Bond Trust Receipts
(Series 2016-XF2370), 6/15/2030,
(New Jersey Transportation Trust
Fund Authority, Federal Highway
Reimbursement Revenue Notes)
(Liquidity Facility; Barclays Bank PLC
and LOC; Barclays Bank PLC)	1.00	12/7/17	1,600,000	[a,b,c,d]	1,600,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.0%
(continued)
New Jersey - 2.5% (continued)
Tender Option Bond Trust Receipts
(Series 2016-ZF0468), 6/15/2019,
(New Jersey Transportation Trust
Fund Authority (Transportation
System)) (LOC; Royal Bank of Canada)	1.02	12/7/17	8,050,000	[a,b,c,d]	8,050,000
Tender Option Bond Trust Receipts
(Series 2016-ZF0470), 7/1/2020,
(New Jersey Turnpike Authority,
Turnpike Revenue) (LOC; Royal Bank
of Canada)	1.02	12/7/17	1,000,000	[a,b,c,d]	1,000,000
					15,650,000
New York - 6.3%
Metropolitan Transportation Authority
of New York,
(Liquidity Facility; Citibank NA)	1.02	12/7/17	2,590,000	[a,b,c,d]	2,590,000
New York City Capital Resource
Corporation,
Recovery Zone Facility Revenue
(WytheHotel Project) (LOC; M&T
Trust)	1.08	12/7/17	3,700,000	[b,d]	3,700,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue
(Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.99	12/1/17	13,900,000	[b,d]	13,900,000
New York State Housing Finance
Agency,
Housing Revenue (505 West 37th
Street) (LOC; Landesbank Hessen-
Thuringen Girozentrale)	0.99	12/1/17	11,600,000	[b,d]	11,600,000
Tender Option Bond Trust Receipts
(Series 2015-ZF0275), 1/15/2039,
(New York City Transitional Finance
Authority, Building Aid Revenue)
(Liquidity Facility; TD Bank)	1.02	12/7/17	2,385,000	[a,b,c,d]	2,385,000
Tompkins County Industrial
Development Agency,
Civic Facility Revenue (Community
Development Properties Ithaca, Inc.
Project) (LOC; M&T Trust)	1.07	12/7/17	5,300,000	[b,d]	5,300,000
					39,475,000
North Carolina - .2%
North Carolina Medical Care
Commission,
Health Care Facilities Revenue (Lower
Cape Fear Hospice, Inc.) (LOC; Branch
Banking and Trust Co.)	0.99	12/7/17	950,000	[b,d]	950,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.0%
(continued)
North Dakota - 1.1%
Grand Forks,
Health Care Facilities Revenue (The
United Hospital Obligated Group)
(LOC; Bank of America)	0.99	12/1/17	6,600,000	[b,d]	6,600,000
Ohio - 1.8%
Butler County,
Revenue (The Lakota Family YMCA)
(LOC; PNC Bank NA)	1.02	12/7/17	1,500,000	[b,d]	1,500,000
Hamilton County,
Hospital Facilities Revenue
(Beechwood Home Project) (LOC; PNC
Bank NA)	1.01	12/7/17	2,750,000	[b,d]	2,750,000
Salem,
Civic Facility Revenue (Community
Center, Inc. Project) (LOC; PNC Bank
NA)	1.01	12/7/17	5,270,000	[b,d]	5,270,000
Stark County Port Authority,
Revenue (Canton Country Day School
Project) (LOC; PNC Bank NA)	1.08	12/7/17	635,000	[b,d]	635,000
Stark County Port Authority,
Revenue (Community Action Agency
Project) (LOC; JPMorgan Chase Bank)	1.08	12/7/17	1,365,000	[b,d]	1,365,000
					11,520,000
Pennsylvania - .8%
Pennsylvania Economic Development
Financing Authority,
EDR (Homewood Retirement Centers
Project) (LOC; M&T Bank)	1.16	12/7/17	400,000	[b,d]	400,000
Pennsylvania Economic Development
Financing Authority,
EDR (Montessori Academy of
Chambersburg, Inc. Project) (LOC;
PNC Bank NA)	1.11	12/7/17	1,200,000	[b,d]	1,200,000
Pennsylvania Higher Educational
Facilities Authority,
Revenue (Association of Independent
Colleges and Universities of
Pennsylvania Financing Program -
Moore College of Art and Design
Project) (LOC; PNC Bank NA)	1.02	12/7/17	1,300,000	[b,d]	1,300,000
York Redevelopment Authority,
Revenue (LOC; M&T Trust)	1.12	12/7/17	2,160,000	[b,d]	2,160,000
					5,060,000
South Carolina - 3.8%
South Carolina Association of
Governmental Organizations,
COP	3.00	3/1/18	10,000,000		10,049,378

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.0%
(continued)
South Carolina - 3.8% (continued)
South Carolina Jobs-Economic
Development Authority,
Economic Development Revenue
(YMCA Beaufort County Project) (LOC;
Branch Banking and Trust)	0.99	12/7/17	1,210,000	[b,d]	1,210,000
South Carolina Jobs-Economic
Development Authority,
EDR (YMCA of Coastal Carolina
Project) (LOC; Wells Fargo Bank)	1.06	12/7/17	2,290,000	[b,d]	2,290,000
Tender Option Bond Trust Receipts
(Series 2017-XG0149), 12/1/2050,
Revenue, Refunding (Liquidity
Facility; Barclays Bank PLC)	1.01	12/7/17	10,315,000	[a,b,c,d]	10,315,000
					23,864,378
Tennessee - 9.5%
Clarksville Public Building Authority,
Pooled Financing Revenue (Tennessee
Municipal Bond Fund) (LOC; Bank of
America)	0.99	12/1/17	25,005,000	[b,d]	25,005,000
Cleveland Health and Educational
Facilities Board,
Revenue (Lee University Project)
(LOC; Branch Banking and Trust Co.)	1.01	12/7/17	700,000	[b,d]	700,000
Hawkins CountyIndustrial Development
Board,
IDR, Refunding (Leggett and Platt, Inc.
Project) (LOC; Wells Fargo Bank)	1.20	12/7/17	1,750,000	[b,d]	1,750,000
Memphis Regional Authority,
CP (Liquidity Facility; Mizuho Bank
Ltd.)	0.97	12/4/17	10,000,000		10,000,000
Montgomery County Public Building
Authority,
Pooled Financing Revenue (Tennessee
County Loan Pool) (LOC; Bank of
America)	0.99	12/1/17	2,860,000	[b,d]	2,860,000
Montgomery County Public Building
Authority,
Pooled Financing Revenue (Tennessee
County Loan Pool) (LOC; Bank of
America)	0.99	12/1/17	16,125,000	[b,d]	16,125,000
Tender Option Bond Trust Receipts
(Series 2017-XG0145), 7/1/2048,
Revenue (Vanderbilt University
Medical Center Program) (Liquidity
Facility; Barclays Bank PLC and LOC;
Barclays Bank PLC)	1.01	12/7/17	3,485,000	[a,b,c,d]	3,485,000
					59,925,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.0%
(continued)
Texas - 10.7%
Atascosa County Industrial
Development Corporation,
PCR, Refunding (San Miguel Electric
Cooperative, Inc. Project) (LOC;
National Rural Utilities Cooperative
Finance Corporation)	1.01	12/7/17	24,000,000	[b,d]	24,000,000
Dallas Area Rapid Transit,
CP	0.90	12/1/17	10,200,000		10,200,000
Gulf Coast Industrial Development
Authority,
Revenue (Petrounited Term Inc.)
(LOC; BNP Paribas)	1.09	12/7/17	2,350,000	[b,d]	2,350,000
Houston,
CP (LOC; Barclays Bank PLC)	1.00	12/13/17	7,600,000		7,600,000
Midlothian Industrial Development
Corporation,
Revenue (Holcim Project) (LOC; UBS
AG)	0.98	12/7/17	18,100,000	[b,d]	18,100,000
Texas,
GO Notes (Veterans Bonds) (Liquidity
Facility; Mizuho Bank, Ltd.)	1.02	12/7/17	4,770,000	[b,d]	4,770,000
					67,020,000
Utah - .3%
Ogden City Redevelopment Agency,
Tax Increment Revenue (LOC; Wells
Fargo Bank)	1.06	12/7/17	2,185,000	[b,d]	2,185,000
Vermont - .1%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Capital Asset Financing
Program) (LOC; Wells Fargo Bank)	1.37	12/7/17	800,000	[b,d]	800,000
Washington - 3.2%
Squaxin Island Tribe,
Tribal Infrastructure Revenue (LOC;
Bank of America)	N.A.	12/7/17	7,530,000	[b,d]	7,530,000
Washington Housing Finance
Commission,
MFHR (Kitts Corner Apartments
Project) (LOC; FHLB)	0.99	12/7/17	5,900,000	[b,d]	5,900,000
Washington Housing Finance
Commission,
MFHR (Reserve at Renton Apartments
Project) (LOC; FHLB)	0.99	12/7/17	3,000,000	[b,d]	3,000,000
Washington Housing Finance
Commission,
Nonprofit Revenue (The Evergreen
School Project) (LOC; Wells Fargo
Bank)	1.06	12/7/17	495,000	[b,d]	495,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.0%
(continued)
Washington - 3.2% (continued)
Washington Housing Finance
Commission,
Revenue (Artspace Everett Lofts and
Multi-Family Housing Project) (LOC;
FHLMC)	1.01	12/7/17	3,200,000	[b,d]	3,200,000
					20,125,000
West Virginia - .3%
Cabell County Commission,
Revenue (Huntington YMCA Project)
(LOC; JPMorgan Chase Bank)	1.08	12/7/17	2,050,000	[b,d]	2,050,000
Wisconsin - 2.1%
Byron,
IDR, Refunding (Ocean Spray
Cranberries, Inc. Project) (LOC; Bank
of America)	1.06	12/7/17	6,500,000	[b,d]	6,500,000
Wisconsin Health and Educational
Facilities Authority,
Revenue (Goodwill Industries of
North Central Wisconsin, Inc.) (LOC;
Wells Fargo Bank)	1.06	12/7/17	5,200,000	[b,d]	5,200,000
Wisconsin Health and Educational
Facilities Authority,
Revenue (Madison Family Medicine
Residency Corporation, Inc. Project)
(LOC; JPMorgan Chase Bank)	1.08	12/7/17	1,215,000	[b,d]	1,215,000
Wisconsin Health and Educational
Facilities Authority,
Revenue (Sinsinawa Nursing, Inc.
Project) (LOC; JPMorgan Chase Bank)	1.08	12/7/17	255,000	[b,d]	255,000
					13,170,000
Total Investments (cost $628,537,213)			100.0%		628,537,213
Cash and Receivables (Net)			0.0%		263,351
Net Assets			100.0%		628,800,564

[a]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, these securities amounted to $133,525,000 or 21.23% of net assets.

[b]	Variable rate demand note—rate shown is the interest rate in effect at November 30, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
[c]

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short- term rates).

[d]

The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	628,537,213
Level 3 - Significant Unobservable Inputs	-
Total	628,537,213

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
November 30, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 97.3%
Alabama - .4%
Black Belt Energy Gas District,
Gas Supply Revenue	4.00	6/1/21	3,500,000	3,714,270
Alaska - .3%
Valdez,
Marine Terminal Revenue (BP Pipelines
(Alaska) Inc. Project)	5.00	1/1/18	3,000,000	3,008,280
Arizona - 2.2%
Arizona,
COP	5.00	10/1/19	7,000,000	7,406,700
Coconino County Pollution Control,
Revenue (Nevada Power Company)	1.60	5/21/20	1,100,000	1,091,046
Maricopa County,
COP (Lease Purchase Agreement)	5.00	7/1/18	5,000,000	5,104,700
Maricopa County Pollution Control
Corporation,
PCR (Arizona Public Service Company
Palo Verde Project)	1.75	5/30/18	5,000,000	5,011,650
Phoenix Union High School District
Number 210,
GO (School Improvement Bonds)	5.00	7/1/20	1,000,000	1,085,420
				19,699,516
California - 6.8%
Bay Area Toll Authority,
Toll Bridge Revenue, Refunding (San
Francisco Bay Area Subordinate Toll
Bridge)	1.38	4/1/53	6,750,000	6,678,855
California,
GO	5.00	8/1/20	8,000,000	8,704,960
California Municipal Finance Authority,
Revenue (Community Medical Centers)	5.00	2/1/18	500,000	502,640
California Municipal Finance Authority,
Revenue (Community Medical Centers)	5.00	2/1/19	1,000,000	1,034,510
California Pollution Control Finance
Authority,
SWDR (USA Waste Services, Inc.
Project)	1.50	6/1/18	1,500,000	1,503,450
California State University Trustees,
Systemwide Revenue	3.00	11/1/19	1,690,000	1,721,857
Chula Vista,
IDR (San Diego Gas and Electric
Company)	1.65	7/1/18	20,130,000	20,135,636

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 97.3% (continued)
California - 6.8% (continued)
Escondido Union School District,
GO	0.92	8/1/18	1,000,000		1,018,560
Escondido Union School District,
GO	0.94	8/1/20	1,250,000		1,330,788
Golden State Tobacco Securitization
Corporation,
Revenue	1.41	6/1/20	3,000,000		3,235,950
San Francisco City & County Commission
International Airport,
Revenue, Refunding	5.00	5/1/21	5,000,000		5,523,050
South Monterey County Joint Union High
School District,
GO	5.00	8/1/19	1,665,000		1,755,559
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue
(Los Medanos Community
Development Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	9/1/18	2,750,000		2,820,042
Sulphur Springs Union School District,
GO, BAN (Escrowed to Maturity)	0.00	7/1/19	5,000,000	[a]	4,873,000
					60,838,857
Colorado - 1.9%
Colorado Educational and Cultural
Facilities Authority,
Revenue (Johnson and Wales
University Project)	5.00	4/1/20	1,300,000		1,393,964
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	1.88	11/6/19	5,000,000		4,963,950
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment
Revenue	5.00	12/1/17	4,005,000		4,005,000
Regional Transportation District of
Colorado,
COP (Lease Purchase Agreement)	5.00	6/1/18	5,000,000		5,090,100
University of Colorado Hospital
Authority,
Revenue	4.00	3/1/20	2,000,000		2,078,440
					17,531,454
Connecticut - 2.7%
Bridgeport,
GO	4.00	8/15/18	2,000,000		2,032,540
Connecticut,
GO, MUNIPSA + .75%	1.72	6/15/18	11,495,000	[b]	11,516,840
Connecticut Health and Educational
Facilities Authority,
Revenue (Yale University)	5.00	7/1/20	10,000,000		10,833,100
					24,382,480

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 97.3% (continued)
Florida - 5.8%
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/19	3,685,000	3,863,354
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/20	3,000,000	3,235,950
Hillsborough County School Board,
CP, Refunding (Florida Master Lease
Program)	5.00	7/1/21	7,000,000	7,761,880
Miami-Dade County,
Aviation Revenue	5.00	10/1/18	3,700,000	3,806,005
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/20	4,000,000	4,357,840
Miami-Dade County Industrial
Development Authority,
Revenue (Waste Management Inc. of
Florida Project)	1.45	8/1/18	5,000,000	5,004,900
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement with Miami-Dade County
School Board Foundation, Inc.)	5.00	5/1/18	5,000,000	5,072,950
Orange County Health Facilities
Authority,
HR (Orlando Health, Inc.)	5.25	10/1/20	5,000,000	5,325,700
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/20	2,000,000	2,178,360
Orlando-Orange County Expressway
Authority,
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/21	5,000,000	5,428,450
Palm Beach County Health Facilities
Authority,
Retirement Communities Revenue
(Adult Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	4.00	11/15/19	2,000,000	2,100,320
Palm Beach County Health Facilities
Authority,
Retirement Communities Revenue
(Adult Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	4.00	11/15/20	2,000,000	2,141,820
Putnam County Development Authority,
PCR (Seminole Electric Cooperative,
Inc. Project) (Insured; AMBAC)	5.35	5/1/18	2,250,000	2,284,065
				52,561,594

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 97.3% (continued)
Georgia - 2.2%
Burke County Development Authority,
PCR (Georgia Power Company Plant
Vogtle Project)	2.35	12/11/20	5,000,000		4,986,950
Georgia Municipal Association, Inc.,
Installment Sale Program, COP (City
Court of Atlanta Project)	0.96	12/1/19	2,270,000		2,410,558
Monroe County Development Authority,
PCR (Gulf Power Company Plant
Scherer Project)	2.00	6/21/18	7,000,000		7,012,880
Muscogee County School District,
GO (LOC; State Aid Withholding)	4.00	10/1/19	2,000,000		2,086,700
Richmond County Board of Education,
GO Sales Tax Bonds	5.00	10/1/20	3,000,000		3,278,820
					19,775,908
Illinois - 4.8%
Chicago,
GO (Emergency Telephone System)
(Insured; National Public Finance
Guarantee Corporation)	5.25	1/1/18	7,540,000		7,557,191
Chicago,
Second Lien Water Revenue	5.00	11/1/19	3,250,000		3,430,992
Chicago Board of Education,
Unlimited Tax GO (Dedicated Alternate
Revenues), MUNIPSA + 4.00%	9.00	3/1/32	2,200,000	[b]	2,211,242
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.00	12/1/17	1,455,000		1,455,000
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	4.25	12/1/18	3,115,000		3,150,013
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Escrowed to Maturity)	5.00	12/1/17	890,000		890,000
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Escrowed to Maturity)	4.25	12/1/18	1,905,000		1,959,045
Illinois,
GO	4.00	7/1/18	5,000,000		5,057,400
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/18	1,960,000		1,964,214
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/19	10,000,000		10,293,500
Illinois Development Finance Authority,
Revenue (Saint Vincent de Paul Center
Project)	1.88	3/1/19	3,500,000		3,490,340

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 97.3% (continued)
Illinois - 4.8% (continued)
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	12/1/18	2,000,000		2,070,260
					43,529,197
Indiana - 1.9%
Indiana Health Facility Financing
Authority,
Revenue (Ascension Health
Subordinate Credit Group)	2.80	8/1/19	1,560,000		1,589,468
Whiting,
Environmental Facilities Revenue (BP
Products North America Inc. Project)	1.85	10/1/19	10,000,000		10,057,300
Whiting,
Environmental Facilities Revenue (BP
Products North America Inc. Project),
MUNIPSA + .75%	1.72	12/2/19	5,000,000	[b]	5,006,600
					16,653,368
Kentucky - 1.4%
Kentucky,
Property & Buildings Commission
Revenue, Refunding	5.00	5/1/20	2,000,000		2,142,300
Kentucky Property and Buildings
Commission,
Revenue (Project Number 112)	5.00	11/1/20	10,000,000		10,843,300
					12,985,600
Louisiana - 1.7%
East Baton Rouge Sewerage Commission,
Revenue, 1 Month LIBOR + .5%	1.37	8/1/18	7,055,000	[b]	7,052,390
Louisiana Citizens Property Insurance
Corporation,
Assessment Revenue	5.00	6/1/18	5,000,000		5,087,150
Louisiana Public Facilities Authority,
Revenue (Hurricane Recovery
Program)	5.00	6/1/20	2,800,000		3,018,064
					15,157,604
Maryland - .6%
University System of Maryland,
Revolving Loan Program Bonds	1.25	6/1/18	5,000,000		4,989,250
Massachusetts - 2.3%
Massachusetts Bay Transportation
Authority,
Sales Tax Revenue	4.00	12/1/21	15,000,000		16,295,700
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue J)	4.00	7/1/18	2,780,000		2,819,949
Massachusetts Educational Financing
Authority,
Revenue (Refunding)	4.00	7/1/20	375,000		392,573

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 97.3% (continued)
Massachusetts - 2.3% (continued)
Massachusetts Educational Financing
Authority,
Revenue (Refunding)	4.00	7/1/21	1,000,000		1,058,720
					20,566,942
Michigan - 3.5%
Michigan,
Grant Anticipation Bonds	5.00	3/15/20	3,700,000		3,971,025
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/20	2,250,000		2,459,948
Michigan Finance Authority,
Hospital Project Revenue (Ascension
Senior Credit Group)	1.10	8/15/19	3,000,000		2,972,970
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Regional Convention
Facility Authority Local Project Bonds)	5.00	10/1/18	2,280,000		2,347,055
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/18	1,500,000		1,529,145
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/18	1,000,000		1,019,430
Michigan Finance Authority,
Unemployment Obligation Assessment
Revenue	5.00	1/1/20	5,525,000		5,820,366
Michigan Finance Authority,
Unemployment Obligation Assessment
Revenue	5.00	7/1/21	10,000,000		10,243,300
Michigan Strategic Fund,
LOR (The Detroit Edison Company
Pollution Control Bonds Project)	1.45	9/1/21	1,000,000		988,460
					31,351,699
Mississippi - .7%
Mississippi,
GO, 1 Month LIBOR + .33%	1.16	9/1/20	6,000,000	[b]	5,957,280
Missouri - .4%
Missouri State Environmental
Improvement and Energy Resources
Authority,
EIR (Kansas City Power and Light
Company Project)	2.88	7/2/18	3,400,000		3,422,440

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 97.3% (continued)
Nebraska - 1.7%
Central Plains Energy Project,
Gas Supply Revenue (Liquidity Facility;
Royal Bank of Canada)	5.00	12/1/19	14,625,000	15,465,645
Nevada - 1.6%
Clark County Nevada Airport System,
Revenue	4.00	7/1/19	3,000,000	3,103,890
Clark County Nevada Airport System,
Revenue	5.00	7/1/20	3,010,000	3,245,743
Clark County Pollution Control,
Revenue (Nevada Power Company)	1.60	5/21/20	3,000,000	2,974,140
Washoe County,
Gas Facilities Revenue (Sierra Pacific
Power Company Projects)	1.50	6/3/19	5,500,000	5,419,645
				14,743,418
New Hampshire - .1%
New Hampshire Business Finance
Authority,
SWDR (Waste Management, Inc.
Project)	2.13	6/1/18	1,000,000	1,001,680
New Jersey - 4.8%
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/18	6,500,000	6,615,180
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/20	3,000,000	3,224,820
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	12/15/18	1,500,000	1,545,510
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	6/15/19	10,700,000	11,110,666
New Jersey Sports and Exposition
Authority,
State Contract Bonds	5.00	9/1/18	3,950,000	4,039,625
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
XLCA)	5.00	12/15/17	2,500,000	2,502,625
New Jersey Transportation Trust Fund
Authority,
Federal Highway Reimbursement
Revenue Notes	5.00	6/15/21	5,000,000	5,096,400
New Jersey Transportation Trust Fund
Authority,
Revenue	5.88	12/15/38	5,835,000	6,078,495

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 97.3% (continued)
New Jersey - 4.8% (continued)
New Jersey Water Supply Authority,
Manasquan Reservoir Water Supply
System Revenue	5.00	8/1/19	2,670,000		2,817,464
					43,030,785
New York - 15.2%
Lancaster,
BAN, GO	2.25	7/26/18	4,900,000		4,919,208
Long Island Power Authority,
Electric System General Revenue, 1
Month LIBOR + .65%	1.52	11/1/18	10,000,000	[b]	10,009,400
Metropolitan Transportation Authority,
Transportation Revenue	5.00	2/15/20	10,000,000		10,692,800
Monroe County Industrial Development
Corporation,
Revenue (University of Rochester
Project)	5.00	7/1/20	1,000,000		1,084,900
Nassau County,
GO (General Improvement)	5.00	4/1/19	10,000,000		10,443,800
New York City Housing Development
Corp.,
Revenue	1.70	7/1/21	12,150,000		12,127,644
New York City Housing Development
Corporation,
MFHR (Sustainable Neighborhood
Bonds)	1.38	5/1/20	5,000,000		4,960,100
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; National Public
Finance Guarantee Corp.)	3.08	3/1/23	2,000,000		1,951,640
New York City Transitional Finance
Authority Future Tax Secured Bonds,
Revenue (Build America Bonds)	4.44	8/1/21	13,870,000		14,897,351
New York Housing Finance Authority,
Revenue	1.50	5/1/21	5,000,000		4,919,350
New York State Housing Finance Agency,
Affordable Housing Revenue
(Collateralized: FHLMC, FNMA and
GNMA)	1.00	11/1/19	3,465,000		3,416,351
New York State School Districts
Dormitory Authority,
Revenue, Refunding	4.00	10/1/21	9,555,000		10,317,393
New York State School Districts
Dormitory Authority,
Revenue, Refunding	4.00	10/1/21	5,175,000		5,585,947
North Syracuse Central School District,
RAN	2.25	6/28/18	2,000,000		2,007,940

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 97.3% (continued)
New York - 15.2% (continued)
School District of the Corning Steuben,
Schuyler and Chemung Counties,
GO	2.00	6/21/18	7,500,000		7,527,675
Skaneateles Central School District,
BAN	2.25	7/6/18	2,000,000		2,009,560
Tompkins County,
BANS	2.25	2/21/18	3,949,000		3,956,780
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels), 1 Month LIBOR + .58%	1.41	12/1/18	15,000,000	[b]	15,028,500
Triborough Bridge and Tunnel Authority,
Subordinate Revenue (MTA Bridges
and Tunnels) (Insured; Assured
Guaranty Municipal Corp.), MUNIPSA +
.44%	1.41	1/1/19	250,000	[b]	250,333
TSASC, Inc. of New York,
Senior Tobacco Settlement Bonds	4.00	6/1/19	3,000,000		3,110,220
TSASC, Inc. of New York,
Senior Tobacco Settlement Bonds	5.00	6/1/20	2,500,000		2,705,525
Yonkers,
GO	4.00	8/1/18	3,130,000		3,183,930
Yonkers,
GO	4.00	9/1/18	1,230,000		1,253,764
					136,360,111
North Carolina - .1%
North Carolina Medical Care Commission,
Health System Revenue (MissionHealth
Combined Group)	5.00	10/1/20	890,000		969,619
Ohio - .6%
Hamilton County,
Sales Tax Revenue	4.00	12/1/20	1,280,000		1,366,682
Miami University (A State University of
Ohio),
General Receipts Revenue	5.00	9/1/19	4,015,000		4,249,155
					5,615,837
Oklahoma - .4%
Oklahoma County Independent School,
GO	5.00	7/1/20	3,625,000		3,914,601
Pennsylvania - 11.0%
Commonwealth of Pennsylvania,
GO	5.00	1/15/21	5,000,000		5,466,400
Delaware River Port Authority,
Port District Project Revenue	5.00	1/1/18	1,080,000		1,082,884
Lehigh County Industrial Development
Authority,
Revenue, Refunding (PPL Electric
Utilities)	1.80	8/15/22	7,000,000		6,872,530

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 97.3% (continued)
Pennsylvania - 11.0% (continued)
Lehigh County Industrial Development
Authority,
Revenue, Refunding (PPL Electric
Utilities)	1.80	9/1/22	5,000,000		4,903,700
Norwin School District,
GO (Insured; Assured Guaranty
Municipal Corporation)	4.00	11/15/20	1,325,000		1,406,329
Pennsylvania,
GO	5.00	8/15/19	4,995,000		5,274,670
Pennsylvania,
GO, Refunding	5.00	1/1/21	5,000,000		5,460,750
Pennsylvania Economic Development
Financing Authority,
Private Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	4.00	6/30/18	4,000,000		4,059,960
Pennsylvania Economic Development
Financing Authority,
Private Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	6/30/19	2,500,000		2,635,425
Pennsylvania Economic Development
Financing Authority,
Private Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	12/31/19	2,000,000		2,141,180
Pennsylvania Economic Development
Financing Authority,
Private Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	6/30/20	2,000,000		2,170,660
Pennsylvania Economic Development
Financing Authority,
Revenue (Waste Management Inc.
Project)	1.70	8/3/20	3,000,000		2,997,630
Pennsylvania Economic Development
Financing Authority,
SWDR (Waste Management, Inc.
Project)	2.25	7/1/19	5,000,000		5,042,550
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation Revenue	5.00	7/1/20	3,720,000		3,918,871
Pennsylvania Higher Educational
Facilities Authority,
Revenue	5.00	6/15/20	11,030,000		11,893,539
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue,
MUNIPSA + .8%	1.77	12/1/18	5,000,000	[b]	5,013,000
Philadelphia,
GO, Refunding	5.00	8/1/21	4,000,000		4,424,160

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 97.3% (continued)
Pennsylvania - 11.0% (continued)
Philadelphia,
Water and Wastewater Revenue	5.00	1/1/20	6,150,000		6,563,280
Philadelphia School District,
GO	5.00	9/1/18	5,350,000		5,471,819
Pittsburgh,
GO	5.00	9/1/18	7,000,000		7,185,640
Pittsburgh and Allegheny County Sports
and Exhibition Authority,
Regional Asset District Sales Tax
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.00	2/1/18	2,540,000		2,554,224
State Public School Building Authority,
Revenue (Albert Gallatin Area School
District Project), 1 Month LIBOR + .8%	1.63	9/1/18	2,365,000	[b]	2,357,598
					98,896,799
Rhode Island - .7%
Rhode Island Commerce Corporation,
Grant Anticipation Bonds (Rhode Island
Department of Transportation)	5.00	6/15/19	2,000,000		2,100,220
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue (Lifespan
Obligation Group Issue)	5.00	5/15/18	1,250,000		1,268,275
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue (Lifespan
Obligation Group Issue)	5.00	5/15/19	1,500,000		1,562,325
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue (Lifespan
Obligation Group Issue)	5.00	5/15/20	1,500,000		1,601,730
					6,532,550
South Carolina - .6%
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/18	5,000,000		5,169,600
Tennessee - 1.2%
Memphis-Shelby County Airport
Authority,
Airport Revenue	5.38	7/1/18	3,175,000		3,244,945
Metropolitan Government of Nashville
and Davidson County Health and
Educational Facilities Board,
Revenue (Ascension Senior Credit
Group)	1.55	11/3/20	7,500,000		7,423,800
					10,668,745

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 97.3% (continued)
Texas - 13.6%
Alvin Independent School District,
Unlimited Tax Schoolhouse Bonds
(Permanent School Fund Guarantee
Program)	3.00	8/14/19	4,000,000	4,081,720
Clear Creek Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	1.35	8/15/18	2,000,000	1,998,880
Corpus Christi,
General Improvement Bonds	4.00	3/1/19	2,000,000	2,061,500
Corpus Christi Independent School
District,
GO (Insured; Texas Permanent School
Fund Guarantee Program)	2.00	8/15/19	5,000,000	5,019,100
Cypress-Fairbanks Independent School
District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	1.40	8/17/20	4,125,000	4,103,220
Dallas Independent School District,
Limited Maintenance Tax Notes	1.50	8/15/18	4,050,000	4,049,149
Dallas Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	2/15/21	3,000,000	3,314,640
Eagle Mountain-Saginaw Independent
School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	2.00	8/1/19	9,925,000	9,962,020
Fort Bend Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	0.90	8/1/18	5,375,000	5,356,402
Harris County Cultural Education
Facilities Finance Corporation,
Medical Facilities Mortgage Revenue
(Baylor College of Medicine)	5.00	11/15/18	1,550,000	1,601,119
Harris County Metropolitan
Transportation Authority,
Sales and Use Tax Revenue, Refunding	5.00	11/1/21	10,500,000	11,758,215
Houston Independent School District,
GO (Insured; Texas Permanent School
Fund Guarantee Program)	3.00	6/1/19	5,000,000	5,093,850
Lamar Consolidated Independent School
District,
Unlimited Tax Schoolhouse Bonds
(Permanent School Fund Guarantee
Program)	1.05	8/15/18	9,300,000	9,275,541

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 97.3% (continued)
Texas - 13.6% (continued)
Mansfield Independent School District,
GO (Insured; Texas Permanent School
Fund Guarantee Program)	2.50	8/1/21	3,500,000	3,620,295
Matagorda County,
Revenue, Refunding (Central Power &
Light)	1.75	9/1/20	5,000,000	4,922,050
New Hope Cultural Education Facilities
Finance Corporation,
Student Housing Construction Revenue
(CHF - Collegiate Housing Commerce,
L.L.C. - Texas A&M University -
Commerce Project)	1.00	2/1/18	1,460,000	1,459,358
North Harris County Regional Water
Authority,
Senior Lien Revenue	5.00	12/15/19	1,150,000	1,225,429
Northside Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	1.35	6/1/18	9,185,000	9,179,581
Northside Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	2.00	6/1/21	5,000,000	5,008,400
Plano,
Tax Notes	5.00	9/1/20	2,125,000	2,308,430
Round Rock Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	1.50	8/1/21	9,545,000	9,383,976
San Antonio Electric & Gas,
Revenue, Refunding	2.00	12/1/21	5,000,000	5,033,700
San Antonio Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	2.00	8/1/18	2,770,000	2,780,277
Texas,
GO	4.00	10/1/20	5,845,000	6,209,143
Texas Municipal Gas Acquisition and
Supply Corporation I,
Gas Supply Senior Lien Revenue	5.25	12/15/18	3,325,000	3,455,107
				122,261,102
Virginia - 1.9%
Greater Richmond Convention Center
Authority,
Hotel Tax Revenue	1.71	6/15/18	1,750,000	1,784,020
Peninsula Ports Authority of Virginia,
Coal Terminal Revenue (Dominion
Terminal Associates Project - Dominion
Energy Terminal Company Issue)	1.55	10/1/19	2,750,000	2,747,965

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 97.3% (continued)
Virginia - 1.9% (continued)
York County Economic Development
Authority,
PCR (Virginia Electric and Power
Company Project)	1.88	5/16/19	12,075,000		12,131,028
					16,663,013
Washington - 3.2%
Port of Seattle,
Intermediate Lien Revenue	5.00	2/1/19	5,875,000		6,100,424
Port of Seattle,
Passenger Facility Charge Revenue	5.00	12/1/21	5,000,000		5,463,950
Seattle,
Municipal Light and Power Revenue,
MUNIPSA + .68%	1.65	11/1/18	7,500,000	[b]	7,516,650
State of Washington,
COPS	5.00	7/1/20	4,420,000		4,788,230
Washington,
COP (State and Local Agency Personal
Property)	4.00	7/1/20	1,000,000		1,058,220
Washington,
COP (State and Local Agency Real and
Personal Property)	5.00	7/1/20	3,345,000		3,623,672
					28,551,146
West Virginia - .3%
West Virginia Economic Development
Authority,
Solid Waste Disposal Facilities Revenue
(Appalachian Power Company - Amos
Project)	1.70	9/1/20	2,500,000		2,476,100
Wisconsin - .6%
Muskego,
GO Promissory Notes	2.25	9/1/18	1,500,000		1,501,005
Wisconsin,
COP (Master Lease Certificates)	4.00	3/1/19	2,340,000		2,408,726
Wisconsin Health and Educational
Facilities Authority,
Revenue (Ascension Health Alliance
Senior Credit Group)	4.00	3/1/18	1,495,000		1,504,792
Wisconsin Health and Educational
Facilities Authority,
Revenue (Ascension Health Alliance
Senior Credit Group) (Prerefunded)	4.00	3/1/18	5,000	[c]	5,032
					5,419,555
U.S. Related - .1%
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.00	12/31/17	2,885,000	[d,e]	519,300
Total Long-Term Municipal Investments
(cost $881,139,065)					874,385,345

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value
Short-Term Municipal Investments - 1.6%
Illinois - .1%
Illinois Finance Authority,
Revenue (The University of Chicago
Medical Center) (LOC; Wells Fargo
Bank)	0.92	12/1/17	800,000	[f,g]	800,000
Louisiana - .4%
East Baton Rouge Parish Industrial
Development Board,
Revenue (ExxonMobil Project)	0.94	12/1/17	3,500,000	[f,g]	3,500,000
Mississippi - .8%
Jackson County,
Port Facility Revenue, Refunding
(Chevron U.S.A. Inc. Project)	0.94	12/1/17	3,000,000	[f,g]	3,000,000
Mississippi Business Finance
Corporation,
Gulf Opportunity Zone IDR (Chevron
U.S.A. Inc. Project)	0.90	12/1/17	4,000,000	[f,g]	4,000,000
					7,000,000
New York - .3%
New York City,
GO (LOC; Mizuho Bank, Ltd.)	0.96	12/1/17	3,000,000	[f,g]	3,000,000
Total Short-Term Municipal Investments
(cost $14,300,000)					14,300,000
Total Investments (cost $895,439,065)			98.9%		888,685,345
Cash and Receivables (Net)			1.1%		9,616,035
Net Assets			100.0%		898,301,380

LIBOR—London Interbank Offered Rate
MUNIPSA—SIFMA Municipal Swap Index Yield

[a] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[b] Variable rate security—rate shown is the interest rate in effect at period end.
[c] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[d] Non-income producing—security in default.
[e] Non-income producing security.
[f] Variable rate demand note—rate shown is the interest rate in effect at November 30, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
[g] The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds†	-	888,685,345	-	888,685,345

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2017, accumulated net unrealized depreciation on investments was $6,753,720, consisting of $704,309 gross unrealized appreciation and $7,458,029 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
November 30, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8%
Illinois - .8%
Chicago,
GO (Neighborhoods Alive 21 Program)	5.25	1/1/22	1,150,000		1,254,984
Michigan - .8%
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/33	1,150,000		1,289,714
New Jersey - 2.1%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; AMBAC)	5.25	12/15/20	1,000,000		1,081,900
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.25	12/15/21	1,265,000		1,396,054
New Jersey Transportation Trust Fund
Authority,
Federal Highway Reimbursement
Revenue Notes	5.00	6/15/24	1,000,000		1,018,850
					3,496,804
New York - 93.5%
Albany County Airport Authority,
Airport Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/15/23	1,500,000		1,615,500
Battery Park City Authority,
Senior Revenue	5.00	11/1/23	1,065,000		1,257,158
Dutchess County Local Development
Corporation,
Revenue (Health Quest Systems, Inc.
Project)	5.00	7/1/27	1,000,000		1,185,080
Erie County Fiscal Stability Authority,
Sales Tax and State Aid Secured
Revenue (Prerefunded)	5.00	12/1/21	1,000,000	[a]	1,127,250
Haverstraw-Stony Point Central School
District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/15/33	725,000		830,074
Haverstraw-Stony Point Central School
District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/15/34	730,000		834,083

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
New York - 93.5% (continued)
Hudson Yards Infrastructure Corporation
Second Indenture,
Revenue	5.00	2/15/32	1,500,000		1,776,570
Hudson Yards Infrastructure Corporation
Second Indenture,
Revenue	5.00	2/15/39	1,350,000		1,569,092
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/20	1,000,000		1,078,020
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/21	1,000,000		1,106,010
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/24	1,270,000		1,500,353
Metropolitan Transportation Authority,
Revenue	5.00	11/15/39	2,000,000		2,284,140
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue	5.25	11/15/28	1,000,000		1,240,970
Metropolitan Transportation Authority,
Revenue (Dedicated Tax Fund)
(Climate Board Certified Green Bond)	4.00	11/15/33	1,000,000		1,084,540
Metropolitan Transportation Authority,
Tax Revenue, Refunding	5.00	11/15/22	1,010,000		1,161,803
Metropolitan Transportation Authority,
Transportation Revenue	6.25	11/15/23	60,000		62,863
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/24	1,465,000		1,733,095
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/25	1,000,000		1,199,090
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/28	2,375,000		2,701,800
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.25	11/15/18	5,000	[a]	5,233
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/46	2,200,000		2,315,038
Monroe County Industrial Development
Corporation,
Revenue (The Rochester General
Hospital Projects)	5.00	12/1/28	1,095,000		1,278,544
Monroe County Industrial Development
Corporation,
Revenue (The Rochester General
Hospital Projects)	5.00	12/1/32	1,000,000		1,148,310
Monroe County Industrial Development
Corporation,
Revenue (University of Rochester
Project)	5.00	7/1/30	1,000,000		1,216,440

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
New York - 93.5% (continued)
Monroe County Industrial Development
Corporation,
Revenue (University of Rochester
Project)	5.00	7/1/33	1,335,000		1,593,763
Nassau County,
GO	5.00	10/1/20	1,000,000		1,059,770
Nassau County,
GO	5.00	4/1/35	1,000,000		1,162,480
Nassau County,
GO (General Improvement Bonds)	5.00	4/1/29	1,500,000		1,717,140
Nassau County,
GO (General Improvement Bonds)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/23	1,100,000		1,278,596
Nassau County Sewer and Storm Water
Finance Authority,
System Revenue (Insured; Berkshire
Hathaway Assurance Corporation)
(Prerefunded)	5.38	11/1/18	1,000,000	[a]	1,036,390
New York City,
GO	5.00	8/1/25	1,255,000		1,503,339
New York City Housing Development
Corporation,
Revenue	5.00	7/1/25	1,500,000		1,716,660
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; Assured Guaranty
Corp.)	7.00	3/1/49	1,000,000		1,064,420
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/44	2,110,000		2,317,160
New York City Transitional Finance
Authority,
Building Aid Revenue	5.00	7/15/29	1,000,000		1,212,450
New York City Transitional Finance
Authority,
Building Aid Revenue	5.00	7/15/30	1,000,000		1,204,860
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	11/1/18	1,750,000		1,809,062
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	11/1/25	1,000,000		1,207,850

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
New York - 93.5% (continued)
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	5/1/29	2,000,000		2,262,780
New York City Trust for Cultural
Resources,
Revenue (American Museum of Natural
History)	5.00	7/1/37	1,000,000		1,144,820
New York City Trust for Cultural
Resources,
Revenue (Lincoln Center for the
Performing Arts, Inc.)	5.00	12/1/26	1,075,000		1,312,478
New York City Trust for Cultural
Resources,
Revenue (The Juilliard School)	5.00	1/1/34	2,000,000		2,073,040
New York City Trust for Cultural
Resources,
Revenue (The Juilliard School)	5.00	1/1/39	2,500,000		2,590,475
New York City Trust for Cultural
Resources,
Revenue (Wildlife Conservation
Society)	5.00	8/1/31	1,480,000		1,698,448
New York City Water & Sewer System,
Revenue	4.50	6/15/39	1,450,000		1,578,107
New York Counties Tobacco Trust VI,
Tobacco Settlement Pass-Through
Bonds	5.00	6/1/45	1,000,000		1,051,540
New York Dormitory Authority,
Tax Revenue, Refunding	5.00	2/15/31	1,500,000		1,806,765
New York Liberty Development
Corporation,
Liberty Revenue (7 World Trade Center
Project)	5.00	9/15/29	1,000,000		1,125,520
New York Liberty Development
Corporation,
Liberty Revenue, Series 1 World Trade
Center - 2011 (Secured by Port
Authority Consolidated Bonds)	5.00	12/15/41	1,205,000		1,332,971
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.15	11/15/34	1,500,000	[b]	1,652,415
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	1,500,000	[b]	1,613,715
New York Local Government Assistance
Corporation,
Subordinate Lien Revenue	5.00	4/1/21	1,000,000		1,077,270

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
New York - 93.5% (continued)
New York State Dormitory Authority,
Consolidated Revenue (City University
System) (Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/18	360,000	369,292
New York State Dormitory Authority,
Personal Income Tax Revenue,
Refunding (General Purpose)	5.00	2/15/32	1,000,000	1,190,660
New York State Dormitory Authority,
Revenue (Columbia University)	5.00	10/1/41	2,500,000	2,750,200
New York State Dormitory Authority,
Revenue (Convent of the Sacred Heart)
(Insured; Assured Guaranty Municipal
Corp.)	5.63	11/1/35	1,000,000	1,117,440
New York State Dormitory Authority,
Revenue (Icahn School of Medicine at
Mount Sinai)	5.00	7/1/23	1,000,000	1,150,670
New York State Dormitory Authority,
Revenue (Interagency Council Pooled
Loan Program)	4.00	7/1/26	1,200,000	1,351,956
New York State Dormitory Authority,
Revenue (Mount Sinai Hospital
Obligated Group)	5.00	7/1/26	2,500,000	2,716,875
New York State Dormitory Authority,
Revenue (New York State Department
of Health)	5.00	7/1/25	1,000,000	1,199,770
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/31	2,000,000	2,359,700
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/37	650,000	734,065
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/37	1,155,000	1,305,208
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/43	2,400,000	2,695,776
New York State Dormitory Authority,
Revenue (Non Supported Debt) (School
Districts Board Financing Program)
(Insured; Build America Mutual
Assurance Company)	5.00	10/1/28	1,805,000	2,204,681
New York State Dormitory Authority,
Revenue (Rochester Institute of
Technology)	5.00	7/1/23	1,000,000	1,083,050
New York State Dormitory Authority,
Revenue (School Districts Financing
Program) (Insured; Assured Guaranty
Municipal Corporation)	5.00	10/1/26	1,000,000	1,218,070
New York State Dormitory Authority,
Revenue (The New School)	5.00	7/1/32	1,530,000	1,763,922
New York State Dormitory Authority,
Sales Tax Revenue	5.00	3/15/35	1,100,000	1,282,314

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
New York - 93.5% (continued)
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/20	1,000,000	1,075,350
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/21	1,000,000	1,105,850
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/30	1,275,000	1,543,859
New York State Energy Research and
Development Authority,
PCR (New York State Electric and Gas
Corporation Project)	2.00	5/1/20	2,000,000	2,012,680
New York State Environmental Facilities
Corporation,
State Clean Water and Drinking Water
Revolving Funds Revenue (New York
City Municipal Water Finance Authority
Projects - Second Resolution Bonds)	4.00	6/15/46	1,475,000	1,563,603
New York State School Districts
Dormitory Authority,
Revenue, Refunding	5.00	10/1/24	1,000,000	1,182,770
New York State Thruway Authority,
General Revenue	5.00	1/1/32	1,000,000	1,151,380
New York State Thruway Authority,
General Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/31	2,000,000	2,312,520
New York State Urban Development
Corporation,
Service Contract Revenue	5.00	1/1/20	2,075,000	2,220,603
New York State Urban Development
Corporation,
State Personal Income Tax Revenue	5.00	3/15/25	1,000,000	1,197,050
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/23	1,410,000	1,628,592
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/29	1,000,000	1,146,360
Onondaga County Trust for Cultural
Resources,
Revenue (Syracuse University Project)	5.00	12/1/19	1,500,000	1,602,330
Oyster Bay,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	4.00	11/1/19	2,000,000	2,074,120
Oyster Bay,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	3/15/21	1,330,000	1,443,236

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
New York - 93.5% (continued)
Oyster Bay,
Public Improvement GO (Insured; Build
America Mutual Assurance Company)	5.00	8/15/22	1,715,000	1,910,287
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 189th Series)	5.00	5/1/30	1,000,000	1,181,430
Port Authority of New York and New
Jersey,
Revenue	5.25	11/15/39	1,000,000	1,205,630
Port Authority of New York and New
Jersey,
Revenue	5.00	10/15/41	1,000,000	1,165,800
Rockland County,
GO (Insured; Build America Mutual
Assurance Company)	5.00	6/1/23	575,000	655,299
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue	5.00	10/15/31	1,060,000	1,248,839
St. Lawrence County New York
Development Agency,
Revenue (Clarkson University Project)	5.00	9/1/29	1,000,000	1,174,450
Suffolk County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	2/1/22	1,000,000	1,124,210
Suffolk County,
GO (Insured; Assured Guaranty
Municipal Corporation)	4.00	2/1/24	2,115,000	2,353,720
Suffolk County Water Authority,
Revenue	4.00	6/1/38	1,000,000	1,070,600
Suffolk County Water Authority,
Water System Revenue	4.00	6/1/30	1,895,000	2,082,340
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/23	1,000,000	1,172,930
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/30	1,645,000	1,906,390
TSASC, Inc. of New York,
Senior Tobacco Settlement Bonds	5.00	6/1/22	1,000,000	1,130,100
Utility Debt Securitization Authority of
New York,
Restructuring Bonds	5.00	6/15/26	2,000,000	2,366,700
Westchester County Health Care
Corporation,
Senior Lien Revenue	5.00	11/1/20	1,400,000	1,511,874
Westchester County Health Care
Corporation,
Senior Lien Revenue	5.00	11/1/24	1,500,000	1,635,855

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
New York - 93.5% (continued)
Westchester County Local Development
Corporation,
Revenue (Westchester Medical Center
Obligated Group Project)	5.00	11/1/28	1,000,000		1,139,850
Yonkers,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/21	2,640,000		2,945,316
Yonkers,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/26	1,000,000		1,207,320
					153,458,232
U.S. Related - 1.6%
Guam,
Business Privilege Tax Revenue	5.00	1/1/24	1,000,000		1,088,810
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
National Public Finance Guarantee
Corp.)	5.50	7/1/19	1,550,000		1,593,942
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.25	8/1/33	500,000	[c]	38,750
					2,721,502
Total Long-Term Municipal Investments
(cost $158,607,678)					162,221,236

Short-Term Municipal Investments - 2.3%
New York - 2.3%
Metropolitan Transportation Authority,
Revenue, Refunding (LOC; TD Bank NA)	0.95	12/1/17	400,000	[d,e]	400,000
New York City,
GO (LOC; Mizuho Bank, Ltd.)	0.96	12/1/17	2,100,000	[d,e]	2,100,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue (Liquidity
Facility; State Street Bank and Trust
Co.)	0.94	12/1/17	100,000	[d,e]	100,000
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue (Liquidity Facility; JPMorgan
Chase Bank)	0.94	12/1/17	300,000	[d,e]	300,000
New York State Housing Finance Agency,
Housing Revenue (160 Madison
Avenue) (LOC; U. S. Bank NA)	0.99	12/1/17	500,000	[d,e]	500,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Municipal Investments - 2.3% (continued)
New York - 2.3% (continued)
Triborough Bridge and Tunnel Authority,
General Revenue, Refunding (MTA
Bridges and Tunnels) (LOC; Wells
Fargo Bank)	0.93	12/1/17	300,000 [d,e]	300,000
Total Short-Term Municipal Investments
(cost $3,700,000)				3,700,000
Total Investments (cost $162,307,678)			101.1%	165,921,236
Liabilities, Less Cash and Receivables			(1.1%)	(1,772,190)
Net Assets			100.0%	164,149,046

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, these securities were valued at $3,266,130 or 1.99% of net assets.
[c] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[d] Variable rate demand note—rate shown is the interest rate in effect at November 30, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
[e] The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
November 30, 2017 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Short
U.S. Treasury 5 Year
Notes	11	3/2018	(1,284,139)	(1,279,781)	4,358
Ultra 10 Year U. S.
Treasury Notes	40	3/2018	(5,366,684)	(5,326,875)	39,809
Gross Unrealized Appreciation					44,167

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
November 30, 2017 (Unaudited)

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	165,921,236	-	165,921,236
Other Financial Instruments:
Futures††	44,167	-	-	44,167

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

NOTES

At November 30, 2017, accumulated net unrealized appreciation on investments was $3,613,558, consisting of $4,446,185 gross unrealized appreciation and $832,627 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
November 30, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.9%
Florida - .9%
Lake County School Board,
COP (Master Lease Purchase
Agreement)	5.00	6/1/27	1,620,000		1,801,991
Illinois - 2.0%
Chicago,
GO	5.00	1/1/24	500,000		544,995
Chicago,
GO (Neighborhoods Alive 21 Program)	5.25	1/1/22	1,285,000		1,402,308
Illinois,
GO	5.25	2/1/29	2,000,000		2,146,440
					4,093,743
Michigan - 1.0%
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/33	1,850,000		2,074,756
New Jersey - 3.4%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	3/1/27	2,000,000		2,167,340
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; AMBAC)	5.25	12/15/20	1,250,000		1,352,375
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.25	12/15/21	2,000,000		2,207,200
New Jersey Transportation Trust Fund
Authority,
Federal Highway Reimbursement
Revenue Notes	5.00	6/15/24	1,250,000		1,273,562
					7,000,477
New York - 1.7%
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/46	1,550,000		1,631,049
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	1,750,000	[a]	1,882,667
					3,513,716

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.9% (continued)
Pennsylvania - 88.0%
Allegheny County Higher Education
Building Authority,
Revenue (Duquesne University)	5.00	3/1/26	750,000	885,165
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/24	2,000,000	2,209,620
Beaver County Hospital Authority,
Revenue (Heritage Valley Health
System, Inc.)	5.00	5/15/23	1,345,000	1,481,356
Beaver County Hospital Authority,
Revenue (Heritage Valley Health
System, Inc.)	5.00	5/15/25	1,250,000	1,369,462
Berks County Industrial Development
Authority,
Revenue (Tower Health Project)	4.00	11/1/33	1,300,000	1,351,779
Berks County Municipal Authority,
Revenue (The Reading Hospital and
Medical Center Project)	5.00	11/1/19	2,000,000	2,115,620
Boyertown Area School District,
GO	5.00	10/1/34	1,060,000	1,209,449
Boyertown Area School District,
GO	5.00	10/1/35	1,425,000	1,634,874
Canonsburg-Houston Joint Authority,
Sewer Revenue	5.00	12/1/23	1,260,000	1,448,635
Chester County Health and Education
Facilities Authority,
Health System Revenue (Main Line
Health System)	4.00	10/1/36	1,000,000	1,053,140
Commonwealth of Pennsylvania,
GO	5.00	2/1/23	2,500,000	2,844,750
Dallastown Area School District York
County,
GO	5.00	4/15/31	1,400,000	1,626,870
Dallastown Area School District York
County,
GO	5.00	4/15/32	1,000,000	1,161,330
Dauphin County General Authority,
Health System Revenue (Pinnacle
Health Systems Project)	5.00	6/1/29	1,000,000	1,171,840
Delaware County Authority,
Revenue (Villanova University)	5.00	8/1/30	1,000,000	1,167,920
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/23	1,260,000	1,277,741
Erie County,
GO (Insured; National Public Finance
Guarantee Corp.)	5.50	9/1/22	1,640,000	1,897,578
Fox Chapel Area School District,
GO	5.00	8/1/34	3,190,000	3,578,542

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.9% (continued)
Pennsylvania - 88.0% (continued)
Geisinger Authority,
Health Systems Revenue (General
Health System)	5.00	2/15/34	2,085,000		2,423,375
Lancaster County Hospital Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/31	1,250,000		1,463,350
Lancaster County Solid Waste
Management Authority,
Guaranteed Authority Bonds (Dauphin
County Guaranty)	5.00	12/15/33	1,895,000		2,158,670
Lower Paxton Township,
GO	5.00	4/1/42	1,000,000		1,127,290
Monroeville Finance Authority,
Revenue (University of Pittsburgh
Medical Center)	5.00	2/15/25	1,000,000		1,185,410
Montgomery County,
GO (Prerefunded)	5.00	12/15/19	100,000	[b]	106,704
Montgomery County Industrial
Development Authority,
FHA Insured Mortgage Revenue (New
Regional Medical Center Project)
(Prerefunded)	5.50	8/1/20	995,000	[b]	1,095,027
Montgomery County Industrial
Development Authority,
Health System Revenue (Albert
Einstein Healthcare Network Issue)	5.00	1/15/20	1,000,000		1,051,560
Northhampton County General Purpose
Authority,
College Revenue (Lafayette College)	5.00	11/1/43	3,500,000		3,920,595
Pennsylvania,
GO	5.00	7/1/20	2,000,000		2,156,100
Pennsylvania,
GO	5.00	9/15/23	1,000,000		1,150,590
Pennsylvania,
GO	5.00	3/15/28	2,200,000		2,560,756
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/22	3,060,000		3,465,113
Pennsylvania Economic Development
Financing Authority,
Exempt Facilities Revenue (Amtrak
Project)	5.00	11/1/26	1,000,000		1,108,440
Pennsylvania Economic Development
Financing Authority,
Governmental LR (Forum Place
Project)	5.00	3/1/25	1,000,000		1,108,490

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.9% (continued)
Pennsylvania - 88.0% (continued)
Pennsylvania Economic Development
Financing Authority,
Revenue (University of Pittsburgh
Medical Center)	5.00	2/1/26	2,455,000	2,876,278
Pennsylvania Economic Development
Financing Authority,
SWDR (Waste Management, Inc.
Project)	2.25	7/1/19	5,000,000	5,042,550
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation Revenue	5.00	7/1/20	1,500,000	1,580,190
Pennsylvania Economic Development
Financing Authority,
UPMC Revenue	4.00	11/15/34	2,000,000	2,103,980
Pennsylvania Higher Educational
Facilities Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/24	1,310,000	1,544,202
Pennsylvania Higher Educational
Facilities Authority,
Health System Revenue (University of
Pennsylvania)	5.00	8/15/40	2,000,000	2,279,340
Pennsylvania Higher Educational
Facilities Authority,
Revenue (Saint Joseph's University)	5.00	11/1/25	2,010,000	2,184,870
Pennsylvania Higher Educational
Facilities Authority,
Revenue (State System of Higher
Education)	5.00	6/15/22	1,500,000	1,691,205
Pennsylvania Higher Educational
Facilities Authority,
Revenue (State System of Higher
Education)	5.25	6/15/24	4,000,000	4,465,640
Pennsylvania Higher Educational
Facilities Authority,
Revenue (State System of Higher
Education)	5.00	6/15/26	1,000,000	1,079,580
Pennsylvania Higher Educational
Facilities Authority,
Revenue (Temple University)	5.00	4/1/26	1,000,000	1,114,010
Pennsylvania Higher Educational
Facilities Authority,
Revenue (The Trustees of the
University of Pennsylvania)	5.00	8/15/32	2,240,000	2,673,126
Pennsylvania Higher Educational
Facilities Authority,
Revenue (Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/18	1,485,000	1,526,550

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.9% (continued)
Pennsylvania - 88.0% (continued)
Pennsylvania Higher Educational
Facilities Authority,
Revenue (University of Pennsylvania
Health System)	4.00	8/15/36	1,000,000	1,042,360
Pennsylvania Industrial Development
Authority,
EDR	5.00	7/1/21	3,000,000	3,319,920
Pennsylvania Infrastructure Investment
Authority,
Revenue (PENNVEST/Commonwealth
Funded Loan Pool Program)	5.00	5/15/22	2,155,000	2,451,399
Pennsylvania Intergovernmental
Cooperation Authority,
Special Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/21	1,000,000	1,082,430
Pennsylvania Intergovernmental
Cooperation Authority,
Special Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/22	3,395,000	3,673,084
Pennsylvania State University,
Revenue	5.00	9/1/33	1,010,000	1,195,810
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special Revenue	5.00	12/1/32	1,190,000	1,338,310
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special Revenue	5.00	12/1/38	2,415,000	2,685,891
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior Revenue	5.00	12/1/30	1,325,000	1,577,333
Pennsylvania Turnpike Commission,
Registration Fee Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.25	7/15/25	2,500,000	3,020,100
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/40	2,000,000	2,140,280
Pennsylvania Turnpike Commission,
Turnpike Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corporation)	5.00	6/1/34	1,000,000	1,164,130
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	12/1/35	2,280,000	2,624,645
Perkiomen Valley School District,
GO	4.00	3/1/28	3,345,000	3,619,123
Philadelphia,
Airport Revenue	5.00	6/15/20	1,750,000	1,885,205
Philadelphia,
GO	5.00	8/1/29	1,000,000	1,184,080
Philadelphia,
GO	5.00	8/1/29	1,000,000	1,184,080

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.9% (continued)
Pennsylvania - 88.0% (continued)
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corporation)	5.00	8/1/30	1,275,000		1,522,809
Philadelphia,
Water & Wastewater Revenue,
Refunding	5.00	11/1/27	355,000		400,121
Philadelphia,
Water & Wastewater Revenue,
Refunding (Prerefunded)	5.00	11/1/22	2,485,000	[b]	2,851,885
Philadelphia,
Water and Wastewater Revenue	5.00	7/1/31	2,000,000		2,326,580
Philadelphia,
Water and Wastewater Revenue	5.00	10/1/33	1,250,000		1,472,975
Philadelphia,
Water and Wastewater Revenue	5.00	1/1/36	2,830,000		3,052,042
Philadelphia Authority for Industrial
Development,
Revenue (Temple University)	5.00	4/1/25	2,500,000		2,952,575
Philadelphia Authority for Industrial
Development,
Revenue (Temple University)	5.00	4/1/31	2,000,000		2,316,760
Philadelphia Authority for Industrial
Development,
Revenue (Thomas Jefferson University)	5.00	9/1/35	2,000,000		2,275,660
Philadelphia School District,
GO	5.00	9/1/20	1,805,000		1,935,700
Pittsburgh,
GO	5.00	9/1/25	2,000,000		2,267,180
Pittsburgh,
GO	5.00	9/1/26	5,000,000		5,655,850
Pittsburgh,
GO	5.00	9/1/36	700,000		812,336
Pittsburgh and Allegheny County Sports
& Exhibition Authority,
Revenue	5.00	12/15/23	355,000		408,683
Pittsburgh and Allegheny County Sports
& Exhibition Authority,
Revenue	5.00	12/15/24	500,000		583,285
Pittsburgh and Allegheny County Sports
& Exhibition Authority,
Revenue	5.00	12/15/32	1,000,000		1,162,710
Pittsburgh Water & Sewer Authority,
Revenue, Refunding (Insured; Assured
Guaranty Municipal Corporation)	5.00	9/1/26	2,500,000		2,983,450
Pittsburgh Water and Sewer Authority,
Water and Sewer System First Lien
Revenue (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	9/1/23	2,580,000	[b]	3,019,168

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.9% (continued)
Pennsylvania - 88.0% (continued)
Saint Mary Hospital Authority,
Health System Revenue	5.00	11/15/40	915,000		983,945
Southcentral Pennsylvania General
Authority,
Revenue (WellSpan Health Obligation
Group)	5.00	6/1/27	2,085,000		2,400,586
Southeastern Pennsylvania
Transportation Authority,
Capital Grant Receipts Bonds (Federal
Transit Administration Section 5309
Fixed Guideway Modernization
Formula Funds) (Prerefunded)	5.00	6/1/21	2,000,000	[b]	2,221,380
State Public School Building Authority,
School Lease Revenue (The School
District of Philadelphia Project)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	6/1/24	2,000,000		2,290,160
State Public School Building Authority,
School Lease Revenue (The School
District of Philadelphia Project)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	4/1/31	2,490,000		2,677,920
University Area Joint Authority Centre
County,
Revenue, Refunding (Insured; Build
America Mutual Assurance Company)	5.00	11/1/24	1,000,000		1,180,630
Upper Merion Area School District,
GO	5.00	1/15/34	350,000		408,573
Upper Merion Area School District,
GO	5.00	1/15/34	620,000		714,755
Upper Merion Area School District,
GO	5.00	1/15/35	420,000		488,624
Upper Merion Area School District,
GO	5.00	1/15/35	650,000		747,065
Upper Merion Area School District,
GO	5.00	1/15/36	250,000		290,255
Upper Merion Area School District,
GO	5.00	1/15/37	275,000		318,632
Upper Merion Area School District,
GO	5.00	1/15/37	400,000		458,060
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/26	1,000,000		1,147,920
West View Borough Municipal Authority,
Water Revenue	5.00	11/15/32	3,000,000		3,506,790

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.9% (continued)
Pennsylvania - 88.0% (continued)
Westmoreland County Municipal
Authority,
Municipal Service Revenue (Insured;
Build America Mutual Assurance
Company)	5.00	8/15/27	1,500,000		1,781,835
Westmoreland County Municipal
Authority,
Municipal Service Revenue (Insured;
Build America Mutual Assurance
Company)	5.00	8/15/28	1,000,000		1,184,790
					181,718,531
U.S. Related - 2.9%
Guam,
Business Privilege Tax Revenue	5.00	1/1/24	1,500,000		1,633,215
Guam,
LOR (Section 30) (Prerefunded)	5.63	12/1/19	1,000,000	[b]	1,078,590
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
AMBAC)	5.50	7/1/19	3,000,000		3,069,300
Puerto Rico Infrastructure Financing
Authority,
Special Tax Revenue	5.00	7/1/21	3,500,000	[c]	148,750
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.25	8/1/33	500,000	[d]	38,750
					5,968,605
Total Long-Term Municipal Investments
(cost $203,519,354)					206,171,819

Short-Term Municipal Investments - 1.1%
Louisiana - .1%
East Baton Rouge Parish Industrial
Development Board,
Revenue (ExxonMobil Project)	0.94	12/1/17	300,000	[e,f]	300,000
New York - 1.0%
New York City,
GO (LOC; Mizuho Bank, Ltd.)	0.96	12/1/17	2,000,000	[e,f]	2,000,000
Total Short-Term Municipal Investments
(cost $2,300,000)					2,300,000

Total Investments (cost $205,819,354)	101.0%	208,471,819
Liabilities, Less Cash and Receivables	(1.0%)	(1,964,824)
Net Assets	100.0%	206,506,995

[a] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, these securities were valued at $1,882,667 or .91% of net assets.
[b] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[c] Non-income producing—security in default.
[d] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[e] Variable rate demand note—rate shown is the interest rate in effect at November 30, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
[f] The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
November 30, 2017 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Short
U.S. Treasury 5 Year
Notes	13	3/2018	(1,517,619)	(1,512,469)	5,150
Ultra 10 Year U.S.
Treasury Notes	50	3/2018	(6,708,356)	(6,658,594)	49,762
Gross Unrealized Appreciation					54,912

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	208,471,819	-	208,471,819
Other Financial Instruments:
Futures††	54,912	-	-	54,912

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service

(the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

NOTES

At November 30, 2017, accumulated net unrealized appreciation on investments was $2,652,465, consisting of $6,750,679 gross unrealized appreciation and $4,098,214 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund
November 30, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 101.0%
Municipal Bonds - 3.0%
California Earthquake Authority,
Revenue	2.81	7/1/19	1,071,000		1,073,335
Florida Hurricane Catastrophe Fund
Finance Corporation,
Revenue	2.11	7/1/18	2,850,000		2,852,394
Kansas Development Finance Authority,
Revenue (State of Kansas - Kansas
Public Employees Retirement System)	1.88	4/15/18	1,000,000		1,001,740
					4,927,469
U.S. Government Agencies - 36.5%
Federal Farm Credit Bank,
Bonds	1.10	10/15/18	6,500,000		6,463,242
Federal Farm Credit Bank,
Bonds	1.23	1/25/19	7,660,000		7,618,000
Federal Farm Credit Bank,
Bonds	1.11	1/28/19	3,050,000		3,024,566
Federal Farm Credit Bank,
Bonds	1.25	3/4/19	2,775,000		2,752,875
Federal Farm Credit Bank,
Bonds	1.18	8/1/19	2,000,000		1,979,036
Federal Farm Credit Bank,
Bonds	1.16	9/26/19	1,000,000		985,738
Federal Farm Credit Bank,
Bonds	1.17	1/13/20	3,000,000		2,955,684
Federal Home Loan Bank,
Bonds	1.75	7/13/20	3,630,000		3,600,582
Federal Home Loan Mortgage Corp.,
Notes	1.30	5/24/19	2,000,000	[a]	1,986,108
Federal Home Loan Mortgage Corp.,
Notes	1.30	9/20/19	4,000,000	[a]	3,953,336
Federal Home Loan Mortgage Corp.,
Notes	1.50	9/27/19	2,000,000	[a]	1,988,544
Federal Home Loan Mortgage Corp.,
Notes, Ser. 1	1.05	2/26/18	3,000,000	[a,b]	2,998,113
Federal National Mortgage Association,
Notes	1.25	2/26/19	1,810,000	[a]	1,798,905
Federal National Mortgage Association,
Notes	1.27	2/26/19	1,710,000	[a]	1,697,067
Federal National Mortgage Association,
Notes	1.38	6/21/19	6,000,000	[a]	5,955,312
Federal National Mortgage Association,
Notes	1.25	7/26/19	2,180,000	[a]	2,154,705

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 101.0% (continued)
U.S. Government Agencies - 36.5% (continued)
Federal National Mortgage Association,
Notes	1.20	8/16/19	1,800,000	[a]	1,778,852
Federal National Mortgage Association,
Notes	1.54	7/6/21	2,965,000	[a]	2,883,934
Federal National Mortgage Association,
Notes, Ser. 1	1.00	4/30/18	3,310,000	[a]	3,303,906
					59,878,505
U.S. Government Agencies Mortgage-Backed - 46.2%
Federal Home Loan Mortgage Corp.:
REMIC, Ser. 3846, Cl. CK, 1.50%,
9/15/20			3,370	[a]	3,356
REMIC, Ser. 4020, Cl. PC, 1.75%,
3/15/27			995,278	[a]	971,237
2.00%, 5/1/23-7/1/23			1,414,728	[a]	1,406,957
REMIC, Ser. 3942, Cl. AC, 2.00%,
10/15/21			4,400,032	[a]	4,378,181
Multifamily Structured Pass Through
Certificates, Ser. K709, Cl. A2,
2.09%, 3/25/19			2,000,000	[a]	2,003,219
2.50%, 8/1/25			1,152,443	[a]	1,156,261
REMIC, Ser. 3684, Cl. CM, 2.50%,
8/15/24			530,021	[a]	532,689
3.00%, 3/1/27			1,876,141	[a]	1,915,464
REMIC, Ser. 4176, Cl. BA, 3.00%,
11/15/21			5,729,269	[a]	5,794,918
3.50%, 10/1/26-5/1/27			2,874,279	[a]	2,921,014
REMIC, Ser. 2675, Cl. CK, 4.00%,
9/15/18			14,093	[a]	14,168
4.50%, 9/1/26			200,604	[a]	204,038
Federal National Mortgage Association:
REMIC, Ser. 2013-30, Cl. DA, 1.75%,
11/25/20			3,376,170	[a]	3,308,850
2.00%, 4/1/23-2/1/27			12,538,197	[a]	12,452,969
REMIC, Ser. 2010-13, Cl. KA, 2.00%,
12/25/18			76,110	[a]	75,965
2.50%, 12/1/23-7/1/27			12,852,982	[a]	12,918,353
REMIC, Ser. 2013-138, Cl. BE, 2.50%,
1/25/29			998,316	[a]	1,001,010
REMIC, Ser. 2011-23, Cl. AB, 2.75%,
6/25/20			325,854	[a]	326,114
3.00%, 9/1/27			1,925,087	[a]	1,966,432
REMIC, Ser. 2011-122, Cl. A, 3.00%,
6/25/22			2,169,525	[a]	2,184,984
4.00%, 5/1/29			4,760,206	[a]	4,966,069
4.50%, 11/1/22			1,510,084	[a]	1,542,811

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 101.0% (continued)
U.S. Government Agencies Mortgage-Backed - 46.2%
(continued)
REMIC, Ser. 2003-67, Cl. TJ, 4.75%,
7/25/18			46,276	[a]	46,367
6.00%, 8/1/22			1,727,132	[a]	1,815,814
Government National Mortgage Association I:
Ser. 2013-101, Cl. A, 0.51%, 5/16/35			2,481,070		2,434,862
Ser. 2013-73, Cl. A, 0.98%, 12/16/35			3,847,489		3,769,769
Ser. 2012-55, Cl. A, 1.70%, 8/16/33			421,364		420,830
Ser. 2013-105, Cl. A, 1.71%, 2/16/37			3,351,181		3,293,736
Ser. 2011-20, Cl. A, 1.88%, 4/16/32			361,768		361,308
Ser. 2011-47, Cl. C, 3.84%, 2/16/42			1,718,661		1,748,221
					75,935,966
U.S. Government Securities - 15.3%
U.S. Treasury Notes	1.00	10/15/19	3,000,000		2,956,641
U.S. Treasury Notes	1.00	11/15/19	2,000,000		1,970,117
U.S. Treasury Notes	1.38	1/15/20	3,500,000		3,468,691
U.S. Treasury Notes	1.38	2/15/20	3,000,000		2,970,820
U.S. Treasury Notes	1.63	3/15/20	3,000,000		2,985,937
U.S. Treasury Notes	1.50	7/15/20	3,500,000		3,467,051
U.S. Treasury Notes	1.50	8/15/20	2,500,000	[b]	2,475,683
U.S. Treasury Notes	1.25	3/31/21	5,000,000		4,883,496
					25,178,436
Total Bonds and Notes
(cost $167,776,156)					165,920,376
Description			Shares		Value ($)
Other Investment - 1.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $3,009,084)	1.06		3,009,084	[c]	3,009,084

Investment of Cash Collateral for Securities Loaned - 1.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $3,067,500)			3,067,500	[c]	3,067,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $173,852,740)	104.7%	171,996,960
Liabilities, Less Cash and Receivables	(4.7%)	(7,652,027)
Net Assets	100.0%	164,344,933

REMIC—Real Estate Mortgage Investment Conduit

[a]	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
[b]

Security, or portion thereof, on loan. At November 30, 2017, the value of the fund’s securities on loan was $3,740,818 and the value of the collateral held by the fund was $3,829,534, consisting of cash collateral of $3,067,500 and U.S. Government & Agency securities valued at $762,034.

[c]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	-	4,927,469	-	4,927,469
Registered Investment
Companies	6,076,584	-	-	6,076,584
U.S. Government
Agencies/Mortgage-Backed	-	135,814,471	-	135,814,471
U.S. Treasury	-	25,178,436	-	25,178,436

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2017, accumulated net unrealized depreciation on investments was $1,855,780, consisting of $9,740 gross unrealized appreciation and $1,865,520 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund
November 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.9%
Automobiles & Components - .8%
Dana	27,411		905,659
Gentherm	39,268	[a,b]	1,413,648
Visteon	18,354	[b]	2,417,038
			4,736,345
Banks - 11.9%
Ameris Bancorp	37,440	[a]	1,857,024
Associated Banc-Corp	83,701		2,134,375
Atlantic Capital Bancshares	104,487	[b]	1,797,176
Banner	91,115		5,247,313
Brookline Bancorp	28,111		452,587
Bryn Mawr Bank	18,136	[a]	800,704
Central Pacific Financial	34,805		1,120,721
CoBiz Financial	31,822		673,990
Columbia Banking System	39,907		1,839,713
CVB Financial	46,828		1,151,501
FCB Financial Holdings, Cl. A	78,699	[b]	4,159,242
First Hawaiian	33,332	[a]	975,628
First Interstate BancSystem, Cl. A	116,809		4,637,317
First Merchants	38,554		1,688,665
Fulton Financial	87,122		1,655,318
Great Western Bancorp	91,476		3,779,788
Heritage Financial	26,983		878,297
MGIC Investment	370,282	[b]	5,413,523
Midland States Bancorp	32,902		1,093,992
National Bank Holdings, Cl. A	54,003		1,832,322
Old National Bancorp	93,734	[a]	1,710,645
Seacoast Banking Corporation of Florida	28,927	[b]	752,970
South State	13,238		1,218,558
SVB Financial Group	14,108	[b]	3,211,545
Texas Capital Bancshares	18,988	[a,b]	1,715,566
TriState Capital Holdings	50,613	[b]	1,224,835
UMB Financial	15,242		1,145,589
Umpqua Holdings	122,554		2,709,669
Union Bankshares	135,814		5,118,830
United Community Banks	60,300		1,733,022
Univest Corporation of Pennsylvania	42,680	[a]	1,199,308
Webster Financial	62,489	[a]	3,584,994
Westamerica Bancorporation	14,480	[a]	895,298
			69,410,025

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Capital Goods - 7.7%
Aerojet Rocketdyne Holdings	28,808	[b]	907,164
Aerovironment	22,977	[a,b]	1,047,292
Astec Industries	19,513		1,080,435
Axon Enterprise	7,256	[a,b]	180,529
Beacon Roofing Supply	63,020	[b]	4,038,322
BMC Stock Holdings	74,976	[b]	1,731,946
Chart Industries	28,687	[a,b]	1,396,483
Comfort Systems USA	17,901		768,848
Curtiss-Wright	12,955		1,609,011
EMCOR Group	21,778		1,759,009
EnerSys	24,500		1,692,705
Granite Construction	58,790		3,901,892
Kaman	19,423	[a]	1,158,776
Kennametal	39,075		1,821,676
Lindsay	15,279	[a]	1,433,629
Mercury Systems	70,357	[a,b]	3,671,932
MSC Industrial Direct, Cl. A	15,714		1,415,360
Proto Labs	23,079	[a,b]	2,220,200
Simpson Manufacturing	62,726		3,761,678
Sun Hydraulics	41,934	[a]	2,543,716
Tennant	31,935	[a]	2,101,323
The Greenbrier Companies	23,373	[a]	1,168,650
TPI Composites	25,951	[b]	491,512
Trinity Industries	19,837		707,189
Valmont Industries	7,813		1,350,086
Woodward	12,775		988,146
			44,947,509
Commercial & Professional Services - 1.7%
Deluxe	30,685		2,181,703
Interface	50,720		1,265,464
Knoll	93,897		2,044,138
Korn/Ferry International	44,973		1,971,616
LSC Communications	53,734		879,088
WageWorks	26,204	[b]	1,680,987
			10,022,996
Consumer Durables & Apparel - 2.2%
Cavco Industries	5,869	[b]	898,837
Deckers Outdoor	25,118	[b]	1,877,068
Ethan Allen Interiors	30,548		898,111
G-III Apparel Group	213,972	[b]	6,590,338
Oxford Industries	15,837		1,092,753
TRI Pointe Group	24,007	[a,b]	435,007
William Lyon Homes, Cl. A	33,915	[b]	1,012,024
			12,804,138

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Consumer Services - 4.7%
Belmond, Cl. A	107,051	[a,b]	1,327,432
Bright Horizons Family Solutions	10,649	[b]	947,229
Cheesecake Factory	44,508	[a]	2,182,672
Houghton Mifflin Harcourt	350,263	[b]	3,415,064
Pinnacle Entertainment	72,742	[b]	2,231,725
Planet Fitness, Cl. A	370,319	[b]	11,987,226
Sotheby's	63,064	[b]	3,249,688
Texas Roadhouse	23,007		1,174,967
Zoe's Kitchen	44,814	[a,b]	716,128
			27,232,131
Diversified Financials - 4.7%
Cannae Holdings	110,222	[b]	2,007,143
Capitol Investment Corp. IV	143,065		1,439,234
Cohen & Steers	33,136	[a]	1,543,475
Donnelley Financial Solutions	130,230	[b]	2,656,692
Federated Investors, Cl. B	55,875	[a]	1,875,165
Green Dot, Cl. A	57,675	[b]	3,564,315
Investment Technology Group	124,209		2,234,520
Landcadia Holdings	60,686	[b]	643,272
Morningstar	13,320		1,229,436
Raymond James Financial	35,066		3,096,328
SLM	533,315	[b]	6,170,455
TPG Pace Holdings	98,446		1,015,963
			27,475,998
Energy - 4.3%
Arch Coal, Cl. A	34,585	[a]	2,855,338
Ardmore Shipping	80,935	[a,b]	643,433
Callon Petroleum	115,126	[a,b]	1,270,991
Dril-Quip	27,083	[a,b]	1,298,630
GasLog	61,686	[a]	1,110,348
Laredo Petroleum	179,700	[a,b]	1,920,993
Natural Gas Services Group	23,510	[b]	599,505
Newpark Resources	115,146	[b]	1,019,042
Oasis Petroleum	272,805	[b]	2,790,795
Oceaneering International	31,115		607,987
Patterson-UTI Energy	109,351		2,360,888
PDC Energy	77,129	[b]	3,544,078
Scorpio Tankers	628,131	[a]	1,947,206
Select Energy Services, Cl. A	173,914		2,866,103
			24,835,337
Exchange-Traded Funds - .7%
iShares Russell 2000 ETF	10,336		1,588,126
iShares Russell 2000 Growth ETF	14,558	[a]	2,718,998
			4,307,124

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Food & Staples Retailing - 1.7%
Performance Food Group	59,557	[b]	1,765,865
SpartanNash	27,825		705,364
Sprouts Farmers Market	92,884	[b]	2,171,628
United Natural Foods	84,295	[b]	4,047,846
US Foods Holding	37,335	[b]	1,087,195
			9,777,898
Food, Beverage & Tobacco - 1.8%
Boston Beer, Cl. A	15,250	[a,b]	2,742,712
Calavo Growers	46,193	[a]	3,529,145
Fresh Del Monte Produce	20,369		991,970
Freshpet	177,454	[a,b]	3,371,626
			10,635,453
Health Care Equipment & Services - 5.4%
Align Technology	9,867	[b]	2,574,103
Amedisys	20,775	[b]	1,121,850
AMN Healthcare Services	34,314	[a,b]	1,722,563
Anika Therapeutics	14,721	[b]	811,422
AxoGen	64,294	[b]	1,716,650
Brookdale Senior Living	99,528	[b]	1,063,954
Evolent Health, Cl. A	101,977	[a,b]	1,310,404
Globus Medical, Cl. A	53,311	[a,b]	2,026,351
Heska	15,514	[a,b]	1,331,567
HMS Holdings	171,392	[b]	2,833,110
iRhythm Technologies	21,707	[b]	1,204,739
K2M Group Holdings	84,124	[a,b]	1,653,878
Medidata Solutions	26,501	[a,b]	1,766,027
Nevro	26,208	[a,b]	1,960,883
NxStage Medical	83,223	[b]	2,137,999
Omnicell	30,485	[b]	1,597,414
Teladoc	37,099	[b]	1,376,373
Tivity Health	36,216	[a,b]	1,332,749
WellCare Health Plans	7,791	[b]	1,659,405
			31,201,441
Household & Personal Products - .4%
Inter Parfums	56,183	[a]	2,488,907
Insurance - .4%
Safety Insurance Group	8,760		721,386
Selective Insurance Group	21,791		1,333,609
			2,054,995
Materials - 4.7%
Alamos Gold, Cl. A	44,641		282,578
Cabot	73,555		4,504,508
Carpenter Technology	73,018		3,609,280
Commercial Metals	62,132		1,232,699

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Materials - 4.7% (continued)
Ferroglobe	148,759		2,427,747
Hecla Mining	154,033		576,083
IAMGOLD Corp	99,298	[a,b]	539,188
Louisiana-Pacific	61,642	[b]	1,701,936
Methanex	54,570	[a]	2,905,852
OMNOVA Solutions	202,089	[b]	2,162,352
Summit Materials, Cl. A	113,393	[a,b]	3,487,969
US Concrete	46,314	[a,b]	3,744,487
			27,174,679
Media - 3.1%
E.W. Scripps, Cl. A	99,472	[a,b]	1,499,043
IMAX	107,823	[a,b]	2,738,704
New York Times, Cl. A	95,335	[a]	1,792,298
Nexstar Media Group, Cl. A	70,988	[a]	4,820,085
Scholastic	25,095		1,031,906
Sinclair Broadcast Group, Cl. A	181,818	[a]	6,190,903
			18,072,939
Pharmaceuticals, Biotechnology & Life Sciences - 8.2%
Aerie Pharmaceuticals	38,867	[a,b]	2,497,205
Cambrex	75,535	[b]	3,689,885
Flexion Therapeutics	251,959	[a,b]	6,528,258
Foamix Pharmaceuticals	173,846	[a,b]	989,184
Galapagos, ADR	16,997	[b]	1,498,795
Halozyme Therapeutics	139,733	[b]	2,608,815
Ligand Pharmaceuticals	17,564	[a,b]	2,315,813
Natera	122,699	[a,b]	1,193,861
NeoGenomics	157,110	[a,b]	1,451,696
Otonomy	161,755	[b]	865,389
Portola Pharmaceuticals	22,496	[b]	1,141,672
Radius Health	46,148	[a,b]	1,306,450
Retrophin	64,443	[b]	1,452,545
Revance Therapeutics	160,862	[a,b]	4,463,920
Sage Therapeutics	85,149	[a,b]	7,868,619
Supernus Pharmaceuticals	33,950	[a,b]	1,283,310
TherapeuticsMD	1,080,104	[b]	6,804,655
			47,960,072
Real Estate - 2.7%
Agree Realty	19,626	[c]	970,309
Digital Realty Trust	13,635	[c]	1,591,204
Education Realty Trust	25,414	[a,c]	929,390
LaSalle Hotel Properties	40,516	[a,c]	1,152,275
Monmouth Real Estate Investment	52,461	[c]	936,953
Outfront Media	41,225	[c]	967,139
Pebblebrook Hotel Trust	47,253	[a,c]	1,817,823

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Real Estate - 2.7% (continued)
Physicians Realty Trust	71,827	[c]	1,283,548
QTS Realty Trust, Cl. A	29,534	[c]	1,643,862
STAG Industrial	48,469	[c]	1,371,673
STORE Capital	38,651	[c]	997,969
Tanger Factory Outlet Centers	30,897	[a,c]	773,661
Washington Prime Group	193,987	[a,c]	1,379,248
			15,815,054
Retailing - 3.3%
Carvana	69,377	[a]	1,124,601
Core-Mark Holding	15,736		521,806
Dillard's, Cl. A	38,760	[a]	2,329,476
Duluth Holdings, Cl. B	68,474	[a,b]	1,300,321
Express	114,353	[b]	1,113,798
Guess?	92,561	[a]	1,527,256
Lithia Motors, Cl. A	32,620	[a]	3,826,000
Office Depot	182,603		597,112
Ollie's Bargain Outlet Holdings	41,670	[b]	1,977,241
Shutterfly	25,058	[b]	1,107,062
Urban Outfitters	69,275	[a,b]	2,155,838
Williams-Sonoma	32,276	[a]	1,651,240
			19,231,751
Semiconductors & Semiconductor Equipment - 2.7%
Brooks Automation	44,566		1,109,248
Cirrus Logic	18,913	[b]	1,044,754
Inphi	21,952	[a,b]	901,569
MaxLinear	35,867	[a,b]	947,247
Microsemi	56,976	[b]	3,011,182
Photronics	102,012	[b]	984,416
Power Integrations	52,042		4,085,297
Semtech	34,594	[b]	1,177,926
Teradyne	59,956		2,426,419
			15,688,058
Software & Services - 11.1%
2U	36,313	[a,b]	2,327,663
Acxiom	240,270	[b]	6,547,357
Bandwidth, Cl. A	27,575		602,238
CACI International, Cl. A	17,291	[b]	2,281,547
CommVault Systems	93,562	[b]	5,042,992
CSG Systems International	29,203		1,340,126
DST Systems	29,854		1,868,263
Envestnet	12,852	[b]	631,676
HubSpot	64,657	[b]	5,233,984
LogMeIn	31,198	[a]	3,712,562
MicroStrategy, Cl. A	7,480	[b]	1,022,965

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Software & Services - 11.1% (continued)
Mimecast	82,004	[b]	2,492,922
New Relic	59,525	[b]	3,350,067
NIC	52,526		871,932
Proofpoint	36,403	[a,b]	3,278,090
Rapid7	92,836	[b]	1,755,529
Shopify, Cl. A	34,734	[a,b]	3,606,084
Talend, ADR	96,222	[b]	3,845,993
Teradata	82,712	[a,b]	3,143,883
Twilio, Cl. A	142,044	[a,b]	3,786,893
Varonis Systems	76,911	[b]	3,868,623
Verint Systems	37,693	[b]	1,649,069
Zendesk	68,916	[b]	2,316,267
			64,576,725
Technology Hardware & Equipment - 7.5%
Airgain	68,897	[a,b]	653,833
Ciena	341,822	[b]	7,434,628
Cray	48,892	[b]	1,112,293
II-VI	23,543	[b]	1,115,938
Infinera	633,166	[a,b]	4,584,122
Lumentum Holdings	55,111	[a,b]	2,978,750
Methode Electronics	88,841		4,184,411
NETGEAR	56,015	[b]	2,884,772
NetScout Systems	41,925	[a,b]	1,301,771
Novanta	36,137	[b]	1,738,190
Plantronics	17,835		933,127
Sierra Wireless	143,206	[a,b]	3,229,295
Tech Data	13,114	[b]	1,268,124
VeriFone Systems	178,537	[b]	3,095,832
Viavi Solutions	729,130	[b]	6,831,948
			43,347,034
Transportation - 5.2%
Avis Budget Group	190,072	[b]	7,241,743
Covenant Transport Group, Cl. A	16,048	[b]	480,798
Hub Group, Cl. A	45,565	[b]	2,178,007
Knight-Swift Transportation Holdings	199,501	[a]	8,514,703
Marten Transport	93,063		1,875,219
SkyWest	57,454		2,990,481
Werner Enterprises	187,407		7,158,947
			30,439,898
Utilities - 2.0%
American States Water	17,992	[a]	1,037,958
Chesapeake Utilities	18,356		1,570,356
Dynegy	164,190	[b]	1,991,625
Hawaiian Electric Industries	39,345		1,508,881

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 98.9% (continued)
Utilities - 2.0% (continued)
Portland General Electric	25,330	1,257,381
Southwest Gas	21,074	1,811,100
Vectren	19,420	1,349,690
WGL Holdings	12,319	1,041,448
		11,568,439
Total Common Stocks (cost $452,593,060)		575,804,946

Other Investment - 1.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $9,785,430)	9,785,430 [d]	9,785,430

Investment of Cash Collateral for Securities Loaned - 11.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $68,969,945)	68,969,945 [d]	68,969,945
Total Investments (cost $531,348,435)	112.5%	654,560,321
Liabilities, Less Cash and Receivables	(12.5%)	(72,580,443)
Net Assets	100.0%	581,979,878

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]

Security, or portion thereof, on loan. At November 30, 2017, the value of the fund’s securities on loan was $132,078,981 and the value of the collateral held by the fund was $134,868,796, consisting of cash collateral of $68,969,945 and U.S. Government & Agency securities valued at $65,898,851.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	546,353,189	-	-	546,353,189
Equity Securities—
Foreign Common
Stocks†	25,144,633	-	-	25,144,633
Exchange-Traded
Funds	4,307,124	-	-	4,307,124
Registered Investment
Companies	78,755,375	-	-	78,755,375

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2017, accumulated net unrealized appreciation on investments was $123,211,886, consisting of $134,229,026 gross unrealized appreciation and $11,017,140 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Multi-Strategy Fund
November 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.8%
Automobiles & Components - .4%
Visteon	11,264	[a]	1,483,356
Banks - 6.3%
Banner	24,111		1,388,552
Columbia Banking System	14,539		670,248
Cullen/Frost Bankers	35,364	[b]	3,480,171
First Interstate BancSystem, Cl. A	34,359		1,364,052
First Republic Bank	30,759		2,938,715
Great Western Bancorp	61,020		2,521,346
KeyCorp	128,644		2,441,663
National Bank Holdings, Cl. A	19,335		656,037
SVB Financial Group	9,530	[a]	2,169,409
TriState Capital Holdings	18,431	[a]	446,030
Webster Financial	78,143	[b]	4,483,064
			22,559,287
Capital Goods - 5.3%
AGCO	23,699		1,677,415
Allegion	9,003		757,512
AMETEK	8,612		626,006
Beacon Roofing Supply	22,736	[a]	1,456,923
BWX Technologies	7,422		463,504
Curtiss-Wright	4,720		586,224
Fluor	25,348		1,227,097
Graco	3,452		454,249
Granite Construction	10,490		696,221
Kennametal	13,966		651,095
Middleby	1,877	[a]	239,355
Proto Labs	8,408	[a]	808,850
Quanta Services	16,061	[a]	608,712
Roper Technologies	2,220		593,206
Simpson Manufacturing	7,376		442,339
Snap-on	14,996		2,540,772
Sun Hydraulics	15,134		918,028
Valmont Industries	17,086		2,952,461
Woodward	4,566		353,180
Xylem	9,416		652,905
			18,706,054
Commercial & Professional Services - 3.0%
Bright Horizons Family Solutions	3,880	[a]	345,126
Clean Harbors	51,507	[a]	2,774,167

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Commercial & Professional Services - 3.0% (continued)
Copart	8,608	[a]	371,521
Deluxe	19,007		1,351,398
Korn/Ferry International	47,678		2,090,204
Nielsen Holdings	31,387	[b]	1,152,531
Sotheby's	22,419	[a]	1,155,251
WageWorks	9,546	[a]	612,376
Waste Connections	11,272		775,852
			10,628,426
Consumer Durables & Apparel - 1.1%
G-III Apparel Group	60,709	[a]	1,869,837
Lululemon Athletica	10,880	[a]	728,525
Newell Brands	27,417		849,104
PVH	3,039		408,897
			3,856,363
Consumer Services - 4.5%
Cheesecake Factory	61,317	[b]	3,006,986
Grand Canyon Education	39,133	[a]	3,716,070
Penn National Gaming	24,645	[a]	708,790
Planet Fitness, Cl. A	100,899	[a]	3,266,101
Service Corporation International	103,740		3,833,193
Texas Roadhouse	8,382		428,069
Wynn Resorts	5,842		923,503
			15,882,712
Diversified Financials - 6.5%
Ally Financial	138,192		3,711,837
Cannae Holdings	52,009	[a]	947,084
Cboe Global Markets	5,263		649,612
E*TRADE Financial	110,760	[a]	5,331,986
Eaton Vance	41,189		2,276,928
Green Dot, Cl. A	14,962	[a]	924,652
Invesco	11,204		405,249
Leucadia National	126,926		3,339,423
Raymond James Financial	22,344		1,972,975
SLM	316,826	[a]	3,665,677
			23,225,423
Energy - 3.7%
Arch Coal, Cl. A	20,946	[b]	1,729,302
Cabot Oil & Gas	26,542		768,391
Diamondback Energy	3,994	[a]	436,584
Dril-Quip	53,088	[a,b]	2,545,570
Laredo Petroleum	64,112	[a,b]	685,357
Oasis Petroleum	75,914	[a]	776,600
PDC Energy	33,104	[a]	1,521,129
RPC	63,097	[b]	1,516,852

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Energy - 3.7% (continued)
RSP Permian	54,351	[a]	1,996,312
Scorpio Tankers	422,681		1,310,311
			13,286,408
Exchange-Traded Funds - .4%
iShares Russell 2000 ETF	1,828		280,872
iShares Russell 2000 Growth ETF	1,178		220,015
iShares Russell 2000 Value ETF	6,952	[b]	888,327
			1,389,214
Food & Staples Retailing - 2.6%
Casey's General Stores	29,226	[b]	3,529,039
Performance Food Group	21,698	[a]	643,346
Sprouts Farmers Market	12,300	[a]	287,574
United Natural Foods	68,755	[a,b]	3,301,615
US Foods Holding	52,373	[a]	1,525,102
			9,286,676
Food, Beverage & Tobacco - 1.7%
Boston Beer, Cl. A	16,205	[a,b]	2,914,469
Calavo Growers	16,829	[b]	1,285,736
Freshpet	63,312	[a,b]	1,202,928
Molson Coors Brewing, Cl. B	6,755		527,565
			5,930,698
Health Care Equipment & Services - 6.0%
ABIOMED	2,802	[a]	545,942
Align Technology	6,994	[a]	1,824,595
Amedisys	42,765	[a]	2,309,310
athenahealth	2,698	[a]	358,537
Boston Scientific	28,216	[a]	741,516
Brookdale Senior Living	62,309	[a]	666,083
DENTSPLY SIRONA	20,264		1,357,891
DexCom	10,606	[a,b]	619,709
Evolent Health, Cl. A	62,451	[a,b]	802,495
Globus Medical, Cl. A	49,518	[a,b]	1,882,179
HealthSouth	28,270		1,412,086
iRhythm Technologies	7,908	[a]	438,894
K2M Group Holdings	29,991	[a,b]	589,623
Laboratory Corporation of America
Holdings	3,764	[a]	595,728
Medidata Solutions	9,442	[a]	629,215
Nevro	9,347	[a,b]	699,343
NxStage Medical	30,320	[a]	778,921
Omnicell	39,181	[a]	2,053,084
Premier, Cl. A	64,926	[a]	1,884,153
Teladoc	13,219	[a]	490,425

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Health Care Equipment & Services - 6.0% (continued)
WellCare Health Plans	2,838	[a]	604,466
			21,284,195
Household & Personal Products - .2%
Inter Parfums	20,146	[b]	892,468
Insurance - .9%
MGIC Investment	224,399	[a]	3,280,713
Materials - 5.4%
Carpenter Technology	15,457		764,040
Compass Minerals International	33,699	[b]	2,350,505
Eagle Materials	10,342		1,157,580
Ferroglobe	53,120		866,918
Goldcorp	50,001		632,013
Huntsman	87,766		2,805,001
Kinross Gold	204,266	[a]	849,747
Methanex	28,893	[b]	1,538,552
Packaging Corporation of America	26,491		3,141,833
Summit Materials, Cl. A	40,611	[a,b]	1,249,194
US Concrete	18,669	[a,b]	1,509,389
Vulcan Materials	4,108		516,170
Westlake Chemical	17,071		1,671,763
			19,052,705
Media - 2.4%
IMAX	38,502	[a,b]	977,951
Liberty Media, Cl. C	11,394	[a,b]	414,742
Nexstar Media Group, Cl. A	53,991	[b]	3,665,989
Sinclair Broadcast Group, Cl. A	102,550	[b]	3,491,827
			8,550,509
Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
Aerie Pharmaceuticals	13,998	[a,b]	899,371
Agilent Technologies	7,105		491,950
Alkermes	12,405	[a,b]	648,657
BioMarin Pharmaceutical	7,180	[a]	616,044
Cambrex	58,192	[a]	2,842,679
Flexion Therapeutics	43,445	[a,b]	1,125,660
Foamix Pharmaceuticals	63,335	[a,b]	360,376
Galapagos, ADR	6,192	[a]	546,011
Halozyme Therapeutics	50,648	[a]	945,598
Heska	5,533	[a,b]	474,897
Jazz Pharmaceuticals	29,780	[a]	4,161,457
Ligand Pharmaceuticals	6,366	[a,b]	839,357
Natera	44,517	[a]	433,150
NeoGenomics	56,588	[a,b]	522,873
Neurocrine Biosciences	10,698	[a]	769,079
Otonomy	57,633	[a,b]	308,337

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
(continued)
Portola Pharmaceuticals	8,033	[a]	407,675
Radius Health	16,812	[a,b]	475,948
Retrophin	23,046	[a]	519,457
Sage Therapeutics	50,587	[a,b]	4,674,745
TESARO	5,625	[a,b]	475,875
TherapeuticsMD	688,183	[a]	4,335,553
			26,874,749
Real Estate - 4.6%
Digital Realty Trust	4,967	[c]	579,649
Empire State Realty Trust, Cl. A	125,305	[c]	2,543,691
Equinix	1,192	[c]	553,672
Healthcare Trust of America, Cl. A	83,122	[c]	2,542,702
Jones Lang LaSalle	19,700		3,004,053
Monmouth Real Estate Investment	19,112	[c]	341,340
Pebblebrook Hotel Trust	85,620	[b,c]	3,293,801
Physicians Realty Trust	26,168	[c]	467,622
STORE Capital	110,184	[c]	2,844,951
			16,171,481
Retailing - 3.0%
BMC Stock Holdings	26,688	[a]	616,493
Carvana	24,760	[b]	401,360
Core-Mark Holding	5,665		187,851
Dick's Sporting Goods	56,961	[b]	1,678,071
Dollar Tree	11,527	[a]	1,184,515
Duluth Holdings, Cl. B	24,971	[a,b]	474,199
Lithia Motors, Cl. A	11,320	[b]	1,327,723
LKQ	13,137	[a]	517,861
Ollie's Bargain Outlet Holdings	15,181	[a,b]	720,338
Ross Stores	8,652		657,812
Williams-Sonoma	58,049	[b]	2,969,787
			10,736,010
Semiconductors & Semiconductor Equipment - 2.5%
Cavium	12,287	[a]	1,050,293
Inphi	7,881	[a,b]	323,673
Maxim Integrated Products	45,463		2,379,079
MaxLinear	12,792	[a,b]	337,837
Microsemi	23,302	[a]	1,231,511
NVIDIA	1,456		292,234
Power Integrations	18,960		1,488,360
Semtech	7,682	[a]	261,572
Skyworks Solutions	7,351		769,944
Teradyne	19,733		798,594
			8,933,097

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Software & Services - 15.6%
2U	13,224	[a,b]	847,658
Acxiom	188,032	[a]	5,123,872
Akamai Technologies	39,483	[a]	2,202,362
Amdocs	39,866		2,602,851
CACI International, Cl. A	6,299	[a]	831,153
Cognizant Technology Solutions, Cl. A	7,210		521,139
CommVault Systems	44,198	[a]	2,382,272
CoreLogic	71,642	[a]	3,124,308
CoStar Group	2,550	[a]	777,673
Envestnet	2,842	[a]	139,684
Fidelity National Information Services	11,589		1,093,190
First Data, Cl. A	151,973	[a]	2,499,956
HubSpot	38,740	[a,b]	3,136,003
Intuit	2,898		455,624
Jack Henry & Associates	19,538		2,253,122
LogMeIn	17,034		2,027,046
Mimecast	29,309	[a]	890,994
New Relic	31,440	[a]	1,769,443
Nuance Communications	170,915	[a]	2,656,019
Paychex	4,594		309,222
Proofpoint	20,978	[a,b]	1,889,069
Rapid7	33,004	[a]	624,106
ServiceNow	7,314	[a]	899,622
Shopify, Cl. A	21,534	[a]	2,235,660
Splunk	8,147	[a]	652,493
Square, Cl. A	32,944	[a,b]	1,292,064
SS&C Technologies Holdings	16,726		690,617
Talend, ADR	58,838	[a]	2,351,755
Teradata	116,167	[a,b]	4,415,508
Twilio, Cl. A	84,418	[a,b]	2,250,584
Twitter	11,020	[a]	226,792
Varonis Systems	28,020	[a]	1,409,406
Zendesk	25,125	[a]	844,451
			55,425,718
Technology Hardware & Equipment - 8.5%
Airgain	25,100	[a,b]	238,199
Amphenol, Cl. A	9,312		843,574
Ciena	158,691	[a]	3,451,529
Dolby Laboratories, Cl. A	40,772		2,535,203
FLIR Systems	6,445		300,208
Infinera	248,294	[a,b]	1,797,649
Lumentum Holdings	52,437	[a,b]	2,834,220
Mercury Systems	25,632	[a,b]	1,337,734
Methode Electronics	34,311		1,616,048

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Technology Hardware & Equipment - 8.5% (continued)
NetApp	46,579		2,632,179
NETGEAR	11,251	[a]	579,426
Novanta	12,901	[a]	620,538
Trimble	5,412	[a]	227,250
VeriFone Systems	108,672	[a]	1,884,372
Viavi Solutions	460,069	[a]	4,310,847
Xerox	125,939		3,735,351
Zebra Technologies, Cl. A	11,559	[a]	1,275,189
			30,219,516
Telecommunication Services - .1%
Bandwidth, Cl. A	9,825		214,578
Transportation - 6.5%
Avis Budget Group	116,014	[a]	4,420,133
Hub Group, Cl. A	51,649	[a]	2,468,822
J.B. Hunt Transport Services	19,154		2,128,776
Kirby	24,244	[a,b]	1,631,621
Knight-Swift Transportation Holdings	121,672		5,192,961
Marten Transport	19,164		386,155
Ryder System	35,553		2,932,411
SkyWest	35,166		1,830,390
Werner Enterprises	51,279		1,958,858
			22,950,127
Total Common Stocks (cost $277,553,105)			350,820,483

Other Investment - 1.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $4,107,075)	4,107,075	[d]	4,107,075

Investment of Cash Collateral for Securities Loaned - 10.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $36,194,376)	36,194,376	[d]	36,194,376

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $317,854,556)	110.2%	391,121,934
Liabilities, Less Cash and Receivables	(10.2%)	(36,087,730)
Net Assets	100.0%	355,034,204

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At November 30, 2017, the value of the fund’s securities on loan was $65,460,759 and the value of the collateral held by the fund was $66,815,145, consisting of cash collateral of $36,194,376 and U.S. Government & Agency securities valued at $30,620,769.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Multi-Strategy Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	337,452,768	-	-	337,452,768
Equity Securities—
Domestic Common
Stocks†	11,978,501	-	-	11,978,501
Exchange-Traded
Funds	1,389,214	-	-	1,389,214
Registered Investment
Companies	40,301,451	-	-	40,301,451

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2017, accumulated net unrealized appreciation on investments was $73,267,378, consisting of $79,463,373 gross unrealized appreciation and $6,195,995 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
November 30, 2017 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 67.0%
Automobiles & Components - .2%
Delphi Automotive	1,380	144,445
Ford Motor	10,418	130,433
General Motors	1,835	79,070
Goodyear Tire & Rubber	1,155	37,387
Harley-Davidson	4,159	208,782
		600,117
Banks - 2.7%
Bank of America	70,799	1,994,408
BB&T	10,767	532,105
Citigroup	13,705	1,034,727
Citizens Financial Group	6,935	282,254
Fifth Third Bancorp	3,234	98,669
JPMorgan Chase & Co.	24,169	2,526,144
KeyCorp	10,500	199,290
M&T Bank	630	106,439
PNC Financial Services Group	5,881	826,633
SunTrust Banks	1,700	104,771
U. S. Bancorp	5,242	289,096
Wells Fargo & Co.	32,632	1,842,729
Zions Bancorporation	2,665	132,051
		9,969,316
Capital Goods - 5.8%
3M	14,686	3,570,754
Acuity Brands	1,735	297,414
Allegion	2,996	252,083
Boeing	5,599	1,549,803
Caterpillar	4,600	649,290
Deere & Co.	15,381	2,304,997
Donaldson	3,630	181,137
Dover	4,704	459,628
Eaton	4,989	388,044
Emerson Electric	6,115	396,374
Fastenal	6,520	341,583
Flowserve	6,865	292,312
Fortive	2,056	153,480
General Dynamics	741	153,506
General Electric	44,275	809,790
Honeywell International	20,810	3,245,528
Illinois Tool Works	14,628	2,475,789

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 67.0% (continued)
Capital Goods - 5.8% (continued)
Ingersoll-Rand	5,740		502,939
Johnson Controls International	1,141		42,947
Lockheed Martin	1,377		439,428
Northrop Grumman	1,146		352,280
Parker-Hannifin	612		114,744
Raytheon	4,125		788,494
Rockwell Collins	1,753		231,939
Stanley Black & Decker	653		110,768
Toro	2,580		168,345
TransDigm Group	632		179,355
United Rentals	875	[a]	139,545
United Technologies	2,681		325,607
W.W. Grainger	220		48,688
Xylem	2,698		187,079
			21,153,670
Commercial & Professional Services - .1%
Robert Half International	2,005		114,365
Waste Management	2,644		217,469
			331,834
Consumer Durables & Apparel - .7%
Leggett & Platt	5,590		269,662
Lennar Corp	131		6,723
Lennar, Cl. A	6,550		411,209
Mattel	18,700	[a]	341,275
NIKE, Cl. B	21,640		1,307,489
VF	3,480		253,901
			2,590,259
Consumer Services - 1.5%
Carnival	2,398		157,405
Marriott International, Cl. A	608		77,216
McDonald's	7,831		1,346,697
Starbucks	22,158		1,281,176
Wyndham Worldwide	840		94,408
Wynn Resorts	1,145		181,002
Yum! Brands	28,007		2,337,744
			5,475,648
Diversified Financials - 4.5%
Ally Financial	110,990		2,981,191
American Express	1,959		191,414
Ameriprise Financial	2,408		393,058
Berkshire Hathaway, Cl. B	10,842	[a]	2,092,614
BlackRock	749		375,391
Capital One Financial	4,908		451,536
Charles Schwab	71,856		3,505,854

Description	Shares		Value ($)
Common Stocks - 67.0% (continued)
Diversified Financials - 4.5% (continued)
CME Group	3,750		560,775
Discover Financial Services	5,797		409,268
Goldman Sachs Group	2,240		554,714
H&R Block	1,860		48,695
Intercontinental Exchange	8,028		573,601
Invesco	79,195		2,864,483
Moody's	720		109,310
Morgan Stanley	6,300		325,143
Navient	11,370		143,376
S&P Global	1,858		307,462
State Street	5,811		554,079
T. Rowe Price Group	31		3,191
			16,445,155
Energy - 3.9%
Anadarko Petroleum	4,930		237,084
Andeavor	20,530		2,165,299
Apache	4,250		177,777
Cabot Oil & Gas	5,290		153,145
Chevron	9,896		1,177,525
Cimarex Energy	937		108,795
ConocoPhillips	2,196		111,732
Devon Energy	6,515		251,023
EOG Resources	9,932		1,016,242
EQT	390		23,244
Exxon Mobil	23,949		1,994,712
Halliburton	5,272		220,264
Helmerich & Payne	7,460		437,007
Hess	3,270		150,028
Marathon Oil	15,500		230,020
Marathon Petroleum	3,221		201,731
Newfield Exploration	3,080	[a]	95,264
Occidental Petroleum	6,584		464,172
ONEOK	1,650		85,635
Phillips 66	3,963		386,630
Pioneer Natural Resources	2,003		312,548
Range Resources	18,395		331,478
Schlumberger	12,802		804,606
Superior Energy Services	1	[a]	10
Valero Energy	33,373		2,857,396
Williams Cos.	94		2,731
			13,996,098
Food & Staples Retailing - 1.5%
Costco Wholesale	17,310		3,192,483
CVS Health	7,141		547,001

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 67.0% (continued)
Food & Staples Retailing - 1.5% (continued)
Kroger	13,152		340,111
Sysco	1,650		95,255
Walgreens Boots Alliance	7,587		552,030
Wal-Mart Stores	6,167		599,617
			5,326,497
Food, Beverage & Tobacco - 3.0%
Altria Group	15,089		1,023,487
Archer-Daniels-Midland	4,910		195,811
Coca-Cola	18,840		862,307
Constellation Brands, Cl. A	12,947		2,817,138
General Mills	1,720		97,283
Hershey	281		31,171
Kraft Heinz	4,451		362,178
McCormick & Co.	2,837		289,885
Molson Coors Brewing, Cl. B	4,105		320,600
Mondelez International, Cl. A	16,565		711,301
Monster Beverage	2,265	[a]	141,948
PepsiCo	10,796		1,257,950
Philip Morris International	26,068		2,678,487
Tyson Foods, Cl. A	1,390		114,328
			10,903,874
Health Care Equipment & Services - 4.8%
Abbott Laboratories	58,763		3,312,470
Aetna	3,693		665,405
AmerisourceBergen	2,378		201,702
Anthem	2,774		651,779
Baxter International	1,555		101,899
Becton Dickinson & Co.	3,199		730,044
Boston Scientific	21,064	[a]	553,562
C.R. Bard	1,801		605,028
Cardinal Health	1,135		67,181
Cerner	6,940	[a]	490,589
Cigna	2,998		634,767
Danaher	4,112		388,008
Edwards Lifesciences	1,820	[a]	213,304
Express Scripts Holding	63	[a]	4,106
Henry Schein	5,636	[a]	402,692
Humana	1,673		436,419
Intuitive Surgical	2,616	[a]	1,045,824
McKesson	1,038		153,354
Medtronic	8,775		720,691
ResMed	3,597		307,184
Stryker	3,526		550,056
UnitedHealth Group	21,134		4,822,145

Description	Shares		Value ($)
Common Stocks - 67.0% (continued)
Health Care Equipment & Services - 4.8% (continued)
Varian Medical Systems	3,119	[a]	348,548
			17,406,757
Household & Personal Products - .9%
Clorox	2,630		366,333
Colgate-Palmolive	11,218		812,744
Estee Lauder, Cl. A	6,255		780,812
Kimberly-Clark	1,345		161,077
Procter & Gamble	13,331		1,199,657
			3,320,623
Insurance - 1.9%
Aflac	250		21,910
Allstate	4,925		505,600
American International Group	8,685		520,753
Aon	4,496		630,429
Brighthouse Financial	614		36,097
Chubb	1,116		169,755
Cincinnati Financial	1,410		105,369
Hartford Financial Services Group	52,155		2,995,783
Lincoln National	2,076		158,918
Marsh & McLennan Cos.	5,996		503,244
MetLife	6,757		362,716
Prudential Financial	1,076		124,644
Travelers	4,531		614,268
			6,749,486
Materials - 2.3%
Air Products & Chemicals	3,487		568,520
CF Industries Holdings	2,605		97,609
DowDuPont	50,399		3,626,712
Ecolab	2,610		354,751
FMC	4,170		393,648
Freeport-McMoRan	25,405	[a]	353,638
International Flavors & Fragrances	2,020		313,989
International Paper	2,004		113,446
LyondellBasell Industries, Cl. A	3,186		333,574
Monsanto	6,002		710,277
Newmont Mining	4,165		154,063
Nucor	1,060		60,950
PPG Industries	3,746		437,720
Praxair	3,057		470,533
Sealed Air	1,150		55,258
Sherwin-Williams	186		74,292
Vulcan Materials	2,949		370,542
			8,489,522

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 67.0% (continued)
Media - 2.3%
CBS, Cl. B	959		53,762
Charter Communications, Cl. A	486	[a]	158,538
Comcast, Cl. A	92,952		3,489,418
Nielsen Holdings	2,400		88,128
Omnicom Group	820		58,581
Time Warner	6,747		617,418
Twenty-First Century Fox, Cl. A	64,146		2,048,823
Walt Disney	16,380		1,716,952
			8,231,620
Pharmaceuticals, Biotechnology & Life Sciences - 4.8%
AbbVie	8,413		815,388
Agilent Technologies	35,040		2,426,170
Alexion Pharmaceuticals	1,150	[a]	126,282
Allergan	12,369		2,150,103
Amgen	5,181		910,094
Biogen	2,821	[a]	908,842
Bristol-Myers Squibb	12,402		783,682
Celgene	10,175	[a]	1,025,945
Eli Lilly & Co.	9,386		794,431
Gilead Sciences	14,356		1,073,542
Johnson & Johnson	20,631		2,874,517
Merck & Co.	15,701		867,794
Mettler-Toledo International	440	[a]	276,852
Mylan	595	[a]	21,735
Pfizer	36,658		1,329,219
Regeneron Pharmaceuticals	252	[a]	91,189
Thermo Fisher Scientific	4,722		910,213
Vertex Pharmaceuticals	471	[a]	67,961
			17,453,959
Real Estate - 1.4%
American Tower	2,360	[b]	339,675
AvalonBay Communities	2,636	[b]	477,986
Crown Castle International	2,870	[b]	324,310
Equinix	2,853	[b]	1,325,190
Equity Residential	5,022	[b]	335,570
Extra Space Storage	1,205	[b]	102,859
GGP	12,005	[b]	282,117
Host Hotels & Resorts	990	[b]	19,592
Iron Mountain	7,405	[b]	302,642
Macerich	7,005	[b]	453,574
Simon Property Group	1,672	[b]	270,446
SL Green Realty	2,005	[b]	204,971
Ventas	3,150	[b]	201,631

Description	Shares		Value ($)
Common Stocks - 67.0% (continued)
Real Estate - 1.4% (continued)
Weyerhaeuser	8,085	[b]	286,047
			4,926,610
Retailing - 3.6%
Amazon. com	5,206	[a]	6,126,160
Dollar Tree	3,454	[a]	354,933
eBay	2,742	[a]	95,065
Genuine Parts	414		38,490
Home Depot	10,234		1,840,278
Kohl's	2,060		98,818
L Brands	289		16,204
Lowe's	9,727		810,940
Macy's	329		7,830
Netflix	3,234	[a]	606,634
O'Reilly Automotive	2,811	[a]	663,986
Priceline Group	435	[a]	756,774
Ross Stores	2,388		181,560
Target	50		2,995
The TJX Companies	14,927		1,127,735
Tractor Supply	6,186		422,133
			13,150,535
Semiconductors & Semiconductor Equipment - 3.7%
Analog Devices	1,503		129,423
Applied Materials	5,935		313,190
Broadcom	12,156		3,378,639
Intel	34,362		1,540,792
Lam Research	3,655		702,966
Micron Technology	9,220	[a]	390,836
NVIDIA	27,127		5,444,660
QUALCOMM	4,182		277,434
Texas Instruments	10,679		1,038,960
Xilinx	1,834		127,481
			13,344,381
Software & Services - 11.4%
Accenture, Cl. A	4,575		677,146
Adobe Systems	26,882	[a]	4,878,277
Alphabet, Cl. A	6,062	[a]	6,281,263
Alphabet, Cl. C	2,322	[a]	2,371,714
Altaba	11,407	[a]	799,174
Autodesk	1,980	[a]	217,206
Automatic Data Processing	7,847		898,168
Cognizant Technology Solutions, Cl. A	9,227		666,928
DXC Technology	1,729		166,226
Electronic Arts	25,739	[a]	2,737,343
Facebook, Cl. A	15,070	[a]	2,670,103

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 67.0% (continued)
Software & Services - 11.4% (continued)
Fiserv	4,267	[a]	560,897
International Business Machines	3,934		605,718
Intuit	929		146,057
Jack Henry & Associates	3,915		451,478
Manhattan Associates	6,300	[a]	279,405
Mastercard, Cl. A	13,653		2,054,367
Microsoft	94,498		7,953,897
Oracle	20,905		1,025,599
Paychex	11,844		797,220
PayPal Holdings	2,742	[a]	207,652
salesforce.com	7,734	[a]	806,811
Visa, Cl. A	37,250		4,193,977
Western Union	4,157		81,851
			41,528,477
Technology Hardware & Equipment - 2.9%
Amphenol, Cl. A	11,544		1,045,771
Apple	34,944		6,005,126
Cisco Systems	45,742		1,706,177
Corning	14,950		484,230
Hewlett Packard Enterprise	20,128		280,786
HP	20,128		431,746
IPG Photonics	1,950	[a]	446,511
Motorola Solutions	768		72,276
Western Digital	1,496		117,975
			10,590,598
Telecommunication Services - .8%
AT&T	34,363		1,250,126
CenturyLink	7,395		107,893
TE Connectivity	3,240		305,986
Verizon Communications	22,980		1,169,452
			2,833,457
Transportation - 1.0%
CSX	7,713		430,000
Delta Air Lines	3,995		211,415
Expeditors International of Washington	6,440		417,183
FedEx	2,533		586,288
Kansas City Southern	325		36,446
Norfolk Southern	757		104,943
Southwest Airlines	10,010		607,307
Union Pacific	6,826		863,489
United Parcel Service, Cl. B	2,638		320,385
			3,577,456
Utilities - 1.3%
AES	11,440		121,035

Description	Shares		Value ($)
Common Stocks - 67.0% (continued)
Utilities - 1.3% (continued)
American Electric Power	2,915		226,291
CenterPoint Energy	5,755		172,708
CMS Energy	8,781		438,172
Dominion Energy	3,673		309,009
DTE Energy	660		76,276
Duke Energy	1,647		146,879
Eversource Energy	7,290		472,756
Exelon	5,575		232,533
NextEra Energy	5,595		884,234
NiSource	10,190		280,531
NRG Energy	7,975		220,509
Pinnacle West Capital	1,425		130,829
Sempra Energy	4,585		554,739
Southern	1,073		54,938
Xcel Energy	10,635		548,872
			4,870,311
Total Common Stocks (cost $122,630,104)			243,266,260

Other Investment - 32.9%
Registered Investment Company;
BNY Mellon Income Stock Fund, Cl. M	2,259,965	[c]	22,373,658
Dreyfus Institutional Preferred
Government Plus Money Market Fund	1,322,708	[d]	1,322,708
Dreyfus Research Growth Fund, Cl. Y	3,835,304	[c]	62,016,865
Dreyfus Strategic Value Fund, Cl. Y	773,512	[c]	33,701,916
Total Other Investment (cost $98,223,486)			119,415,147
Total Investments (cost $220,853,590)	99.9%		362,681,407
Cash and Receivables (Net)	.1%		224,999
Net Assets	100.0%		362,906,406

[a]	Non-income producing security.
[b]	Investment in real estate investment trust.
[c]	Investment in affiliated mutual fund.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	239,887,621	-	-	239,887,621
Equity Securities—
Foreign Common
Stocks†	3,378,639	-	-	3,378,639
Registered Investment
Companies	119,415,147	-	-	119,415,147

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board Members ('Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial

NOTES

assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2017, accumulated net unrealized appreciation on investments was $141,827,817, consisting of $142,643,658 gross unrealized appreciation and $815,842 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By:       /s/ Patrick T. Crowe

            Patrick T. Crowe

            President

Date:    January 11, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Patrick T. Crowe

            Patrick T. Crowe

            President

Date:    January 11, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 11, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)